                      REGISTRATION NO. 33-27958/811-5797
             As Filed with the Securities and Exchange Commission

                            on  February 23, 1996

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                             --------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /X/
                                                          --

             PRE-EFFECTIVE AMENDMENT NO. __               / /
                                                          --

             POST-EFFECTIVE AMENDMENT NO. 22              /X/
                                                          --

                                    AND/OR

REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940                         /X/
                                                         --

             AMENDMENT NO. 24                            /X/
                                                         --

                             NORTH AMERICAN FUNDS
              (Exact Name of Registrant as Specified in Charter)

                             116 Huntington Avenue
                          Boston, Massachusetts 02116
                                (617) 266-6004
                   (Address of Principal Executive Offices)

                        John D. DesPrez III, President
                             North American Funds
                             116 Huntington Avenue
                          Boston, Massachusetts 02116
                              (Agent for Service)

                             --------------------

                                   Copy to:

Sarah E. Cogan, Esq.                 James D. Gallagher
Simpson Thacher & Bartlett           General Counsel
425 Lexington Avenue                 North American Security
New York, New York  10017            Life Insurance Company
                                     116 Huntington Avenue
                                     Boston, MA 02116


  It is proposed that this filing will become effective February 28, 1996 pursuant to paragraph (b) of Rule 485

Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1995 on December 26, 1995.

                             NORTH AMERICAN FUNDS


                           CROSS REFERENCE TO ITEMS
                            REQUIRED BY RULE 404(a)


N-1A Item of Part A            Caption in Prospectus
-------------------            ---------------------
                1.             Cover Page

                2.             Summary

                3.             Financial Highlights; General
                               Information - Performance Information

                4.             General Information - Organization of
                               the Fund; Investment Portfolios; Risk
                               Factors

                5.             Management of the Fund; General
                               Information-Custodian and Transfer and
                               Dividend Disbursing Agent

                5A.            Not Applicable

                6.             Multiple Pricing System; General
                               Information-Dividends  and
                               Distributions; General
                               Information-Taxes; Shareholder
                               Services-Shareholder Inquiries

                7.             Multiple Pricing System; Shareholder
                               Services; Purchase of Shares

                8.             Multiple Pricing System; Shareholder
                               Services-Redemption of Shares, and
                               General Methods of Redeeming Shares;
                               Purchase of Shares

                9.             Not Applicable


N-1A Item of Part B            Caption in Part B
-------------------            -----------------
                10.            Cover Page

                11.            Table of Contents

                12.            Not Applicable

                13.            Investment Policies; Investment
                               Practices and Related Risks; Investment
                               Restrictions; Portfolio Turnover

                14.            Management of the Fund

                15.            Financial Statements

                16.            Investment Management Arrangements;
                               Distribution Plan

                17.            Portfolio Brokerage

                18.            General

                19.            Determination of Net Asset Value

                20.            Taxes

                21.            Not Applicable

                22.            Performance Data

                23.            Financial Statements

                              NORTH AMERICAN FUNDS
               116 Huntington Avenue, Boston, Massachusetts 02116
                                 (800) 872-8037

North American Funds (the "Fund") is an open-end, diversified management investment company (mutual fund) providing a range of investment options through thirteen separate investment portfolios (the "Portfolios"), each of which has a specific investment objective. This Prospectus relates to the following portfolios of the Fund:

  The SMALL/MID CAP FUND seeks long-term capital appreciation by investing at least 65% of its assets in companies that at the time of purchase have total market capitalization between $500 million and $5 billion.

  The INTERNATIONAL SMALL CAP FUND seeks long-term capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenue of $1 billion or less.

  The GROWTH EQUITY FUND seeks long-term growth of capital by investing at least 65% of its assets in common stocks of well-established, high-quality growth companies.

  The GLOBAL GROWTH FUND seeks long-term capital appreciation, by investing primarily in a global portfolio of equity securities and securities convertible into or exercisable for equity securities.

  The VALUE EQUITY FUND (formerly, the "Growth Fund") seeks long-term growth of capital by investing primarily in common stocks and securities convertible into or carrying the right to buy common stocks.

  The GROWTH AND INCOME FUND seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the Subadviser believes are of high quality.

  The INTERNATIONAL GROWTH AND INCOME FUND seeks to provide long-term growth of capital and income by investing in a portfolio of securities of foreign issuers.

  The ASSET ALLOCATION FUND seeks the highest total return consistent with a moderate level of risk tolerance. This Portfolio attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period. The Asset Allocation Fund will invest in a combination of equity, fixed-income and money market securities. The Subadviser retains absolute discretion to determine the amount of the Portfolio's assets invested in each category of securities at all times. There can be no assurance that the 10% limit on the decline in portfolio value will not be exceeded.

  The STRATEGIC INCOME FUND seeks a high level of total return consistent with preservation of capital by giving its Subadviser broad discretion to deploy the Portfolio's assets among certain segments of the fixed-income market as the Subadviser believes will best contribute to achievement of the Portfolio's investment objective.

  The INVESTMENT QUALITY BOND FUND seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. Up to 20% of the Portfolio's assets may be invested in debt securities rated below investment grade.

  The U.S. GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with preservation of capital and maintenance of liquidity by investing in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  The NATIONAL MUNICIPAL BOND FUND seeks to achieve a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital, by investing primarily in a portfolio of municipal obligations. The Portfolio will not invest in municipal obligations that are rated below investment grade at the time of purchase.

  The MONEY MARKET FUND seeks maximum current income consistent with preservation of principal and liquidity as is available from investing only in high quality, U.S. dollar denominated money market instruments with maturities of 397 days or less.

  THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE AND EACH OF THE PORTFOLIOS MAY EMPLOY CERTAIN INVESTMENT PRACTICES WHICH INVOLVE SPECIAL RISK CONSIDERATIONS. SEE ALSO THE DISCUSSION OF "RISK FACTORS" IN THIS PROSPECTUS. IN PURSUING THEIR INVESTMENT OBJECTIVES, THE STRATEGIC INCOME FUND RESERVES THE RIGHT TO INVEST WITHOUT LIMITATION, AND THE INVESTMENT QUALITY BOND FUND MAY INVEST UP TO 20% OF ITS ASSETS, IN HIGH YEILD/HIGH RISK SECURITIES, COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE INVOLVE COMPARATIVELY GREATER RISKS, INCLUDING PRICE VOLATILITY AND RISK OF DEFAULT IN THE PAYMENT OF INTEREST AND PRINCIPAL, THAN HIGHER-QUALITY SECURITIES. ALTHOUGH THE STRATEGIC INCOME FUND'S SUBADVISER HAS THE ABILITY TO INVEST UP TO 100% OF THE PORTFOLIO'S ASSETS IN LOWER-RATED SECURITIES, THE PORTFOLIO'S SUBADVISER DOES NOT ANTICIPATE INVESTING IN EXCESS OF 75% OF THE PORTFOLIO'S ASSETS IN SUCH SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE STRATEGIC INCOME FUND. SEE "RISK FACTORS -- HIGH YIELD/HIGH RISK SECURITIES." AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

  This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before making an investment decision. Investors are encouraged to read this Prospectus and to retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Fund at the above address or calling (800) 872-8037 and requesting the "Statement of Additional Information for North American Funds", dated the date of this Prospectus (hereinafter "Statement of Additional Information"). The Statement of Additional Information is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is February 28, 1996.

                               TABLE OF CONTENTS

SUMMARY................................................................     1
  The Fund.............................................................     1
  Classes of Shares....................................................     1
  Fee Table and Example................................................     3
FINANCIAL HIGHLIGHTS...................................................     8
MULTIPLE PRICING SYSTEM................................................    22
INVESTMENT PORTFOLIOS..................................................    24
  Small/Mid Cap Fund...................................................    24
  International Small Cap Fund.........................................    25
  Growth Equity Fund...................................................    26
  Global Growth Fund...................................................    26
  Value Equity Fund (formerly, the Growth Fund)........................    28
  Growth and Income Fund...............................................    28
  International Growth and Income Fund.................................    29
  Asset Allocation Fund................................................    30
  Strategic Income Fund................................................    31
  Investment Quality Bond Fund.........................................    33
  U.S. Government Securities Fund......................................    34
  National Municipal Bond Fund.........................................    35
  Money Market Fund....................................................    38
RISK FACTORS...........................................................    39
  Investment Restrictions Generally....................................    39
  High Yield/High Risk Securities......................................    39
  Foreign Securities...................................................    41
  Warrants.............................................................    42
  Lending Portfolio Securities.........................................    42
  When-Issued Securities ("Forward Commitments").......................    43
  Hedging And Other Strategic Transactions.............................    43
  Illiquid Securities..................................................    44
  Repurchase Agreements and Reverse Repurchase Agreements..............    44
  Morgage Dollar Rolls.................................................    44
MANAGEMENT OF THE FUND.................................................    45
  Advisory Arrangements................................................    45
  Subadvisory Arrangements.............................................    46
  Fund Expenses........................................................    51
GENERAL INFORMATION....................................................    51
  Net Asset Value......................................................    51
  Dividends and Distributions..........................................    52
  Taxes................................................................    52
  National Municipal Bond Funds - Taxation.............................    53
  Performance Information..............................................    53
  Organization of the Fund.............................................    55
  Custodian and Transfer and Dividend
    Disbursing Agents..................................................    55
  Independent Accountants..............................................    55
PURCHASE OF SHARES.....................................................    56
  Introduction.........................................................    56
  General Methods of Purchasing Shares.................................    56
  Share Price..........................................................    57
  Class A Shares.......................................................    57
  Class B Shares.......................................................    59
  Class C Shares.......................................................    59
  Contingent Deferred Sales Charge.....................................    59
  Waiver of CDSC.......................................................    60
  Other Dealer Compensation............................................    60
  Distribution Expenses................................................    60
SHAREHOLDER SERVICES...................................................    62
  Automatic Investment Plan............................................    62
  Exchange Privilege...................................................    62
  Transfer of Shares...................................................    63
  Redemption of Shares.................................................    63
  General Methods of Redeeming Shares..................................    63
  Reinstatement Privilege..............................................    63
  Minimum Account Balance..............................................    63
  Redemption In Kind...................................................    64
Additional Shareholder Privileges......................................    64
  Automatic Investment Plan............................................    64
  Automatic Dividend Diversification (ADD).............................    64
  Systematic Investing.................................................    64
  Systematic Withdrawal Plan...........................................    64
  Checkwriting.........................................................    64
  Telephone Transactions...............................................    65
  Certificates.........................................................    65
  How to Obtain Information on Your Investment.........................    65
APPENDIX I.............................................................   A-1
APPENDIX II............................................................   A-4

                                    SUMMARY

THE FUND

          The Fund is an open-end, diversified, management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on September 28, 1988.

          NASL Financial Services, Inc. ("NASL Financial" or, in its capacity as the Fund's investment adviser, the "Adviser") serves as the investment adviser and distributor for the Fund. NASL Financial is a wholly-owned subsidiary of the Fund's sponsor, North American Security Life Insurance Company, based in Boston, Massachusetts, the ultimate controlling parent of which is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada.

          NASL Financial provides certain expense guarantees and administrative services to the Fund and its shareholders pursuant to an investment advisory contract (the "Advisory Agreement"). In addition, it contracts with and compensates seven investment subadvisers which provide portfolio management services to the Fund (the "Subadviser(s)"): Fred Alger Management, Inc. ("Alger"), Founders Asset Management, Inc. ("Founders"), Oechsle International Advisors, L.P. ("Oechsle International"), Goldman Sachs Asset Management ("GSAM"), Wellington Management Company ("Wellington Management"), J.P. Morgan Investment Management, Inc. ("J.P. Morgan") and Salomon Brothers Asset Management Inc ("SBAM"). See "MANAGEMENT OF THE FUND." The Subadvisers provide investment management services to the various Portfolios of the Fund as shown in the following table.

SUBADVISER               PORTFOLIO(S)

Alger                    Small/Mid Cap Fund

Founders                 International Small Cap Fund
                         Growth Equity Fund

Oechsle International    Global Growth Fund

GSAM                     Value Equity Fund (formerly, the "Growth Fund")
                         Asset Allocation Fund

Wellington Management    Growth and Income Fund
                         Investment Quality Bond Fund
                         Money Market Fund

J.P. Morgan              International Growth and Income Fund

SBAM                     Strategic Income Fund
                         U.S. Government Securities Fund
                         National Municipal Bond Fund


          NASL Financial also serves as the distributor of the Fund's shares and in that role has entered into an exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan") to provide marketing services in connection with the sales of Fund's shares. See "PURCHASE OF SHARES -- Distribution Expenses."

          Each Portfolio has a stated specific investment objective, as set forth on the cover of this Prospectus and described below. See "INVESTMENT PORTFOLIOS." There can be no assurance that any Portfolio will attain its investment objective. The Fund's annual report to shareholders, which is available without charge upon request, contains a discussion of Fund performance.

          In addition to the risks inherent in any investment in securities, certain Portfolios of the Fund are subject to particular risks associated with investing in high yield securities, investing in foreign securities, investing in warrants, lending portfolio securities, investing in when-issued securities and engaging in various hedging and other strategic transactions (also referred to as "derivative transactions"). See "RISK FACTORS."

CLASSES OF SHARES

          As of April 1, 1994, the Fund began offering three classes of shares in each Portfolio ("Class A" shares, "Class B" shares and "Class C" shares) to the general public with each class having a different sales charge structure and expense level (the "Multiple Pricing System").

Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives. See "MULTIPLE PRICING SYSTEM."

          CLASS A SHARES. Purchases of Class A shares of less than $1 million are offered for sale at net asset value per share plus a front end sales charge of up to 4.75% (with the exception of Class A shares of the Money Market Fund, which are offered without such a charge). Purchases of Class A shares of $1 million or more made on or after May 1, 1995 are offered for sale at net asset value without a front end sales charge but subject to a contingent deferred sales charge ("CDSC") of 1% of the dollar amount subject thereto during the first year after purchase. The applicable percentage is assessed on an amount equal to the lesser of the original purchase price or the redemption price of the shares redeemed. In addition, Class A shares are subject to a distribution fee of up to .10% of their respective average annual net assets and a service fee of up to .25% of their respective average annual net assets (with the exception of Class A shares of the Money Market Fund, which bear no such fees, and Class A shares of the National Municipal Bond Fund, which are subject to a service fee of up to .15% of Class A average annual net assets and are not subject to any distribution fee).

          CLASS B SHARES. Class B shares are offered for sale for purchases of $250,000 or less. Class B shares are offered for sale at net asset value without a front end sales charge but are subject to a CDSC of 5% of the dollar amount subject thereto during the first and second year after purchase, and declining by 1% each year thereafter to 0% after the sixth year. The applicable percentage is assessed on an amount equal to the lesser of the original purchase price or the redemption price of the shares redeemed. Class B shares are also subject to a distribution fee of up to .75% of their respective average annual net assets and a service fee of up to .25% of their respective average annual net assets (with the exception of Class B shares of the Money Market Fund, which bear no such fees). Class B shares will automatically convert to Class A shares of the same Portfolio six years after purchase.

          CLASS C SHARES. Class C shares are offered for sale for purchases of less than $1 million, at net asset value without a front end sales charge . Class C shares purchased on or after May 1, 1995, are subject to a CDSC of 1% of the dollar amount subject thereto during the first year after purchase. Shares purchased prior to May 1, 1995 are not subject to any CDSC upon redemption. The applicable percentage is assessed on an amount equal to the lesser of the original purchase price or the redemption price of shares redeemed. Class C shares are subject to a distribution fee of up to .75% of their respective average annual net assets and a service fee of up to .25% of their respective average annual net assets (with the exception of Class C shares of the Money Market Fund, which bear no such fees). Class C shares will automatically convert to Class A shares of the same Portfolio ten years after purchase.

          The Fund implemented the Multiple Pricing System by reclassifying the then existing shares of each Portfolio as shares of a particular class of each such Portfolio. This reclassification was effected in such a manner so that the shares of each Portfolio outstanding at April 1, 1994 would be subject to identical distribution and service fees both before and after the reclassification. Specifically, all outstanding shares of the Strategic Income, Investment Quality Bond, U.S. Government Securities, National Municipal Bond, and Money Market Funds were reclassified as Class A shares of each such Portfolio, and all outstanding shares of the Global Growth, Value Equity, Growth and Income and Asset Allocation Funds were reclassified as Class C shares of each such Portfolio.

          For a discussion of factors to consider in selecting the most beneficial class of shares for a particular investor, see "MULTIPLE PRICING SYSTEM--Factors for Consideration."

FEE TABLE AND EXAMPLE

          The following tables are intended to assist investors in understanding the expenses applicable to each class of shares of each Portfolio:

SHAREHOLDER TRANSACTION EXPENSES

                                                       CLASS A      CLASS B                CLASS C
--------------------------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases of shares
(as a percentage of offering price)
  All Portfolios except Money Market Fund............    4.75%*       None                   None
  Money Market Fund..................................    None         None                   None

Sales charge imposed on dividend reinvestment
  All Portfolios.....................................    None         None                   None

Contingent Deferred Sales Charge
(as a percentage of original purchase price
or redemption price, whichever is lower)
  All Portfolios except Money Market Fund............    1% first year**5% first year        1% first year***
  ...................................................    0% after       5% second year       0% after first year
  ...................................................    first year     4% third year
  ...................................................                   3% fourth year
  ...................................................                   2% fifth year
  ...................................................                   1% sixth year, and
  ...................................................                   0% after sixth year
  Money Market Fund..................................    None           None                 None

Exchange Fee.........................................    None           None                 None

*See schedule of sales charge breakpoints under "Purchases of Shares - Class A
 Shares."
**For purchases of $1 million or more made on or after May 1, 1995.
***For purchases made on or after May 1, 1995.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets after fee waivers and expense reimbursements in certain cases)


PORTFOLIO                              CLASS A   CLASS B   CLASS C

SMALL/MID CAP
  Management fees....................  0.925%    0.925%    0.925%
  Rule 12b-1 fees....................  0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..  0.400%    0.400%    0.400%
                                       ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................  1.675%    2.325%    2.325%

INTERNATIONAL SMALL CAP
  Management fees....................  1.050%    1.050%    1.050%
  Rule 12b-1 fees....................  0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..  0.500%    0.500%    0.500%
                                       ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................  1.900%    2.550%    2.550%

                                         Class A   Class B   Class C
GROWTH EQUITY
  Management fees....................    0.900%    0.900%    0.900%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.400%    0.400%    0.400%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.650%    2.300%    2.300%

GLOBAL GROWTH
  Management fees....................    0.900%    0.900%    0.900%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.500%    0.500%    0.500%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.750%    2.400%    2.400%
VALUE EQUITY (FORMERLY,
THE "GROWTH FUND")
  Management fees....................    0.725%    0.725%    0.725%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.265%    0.265%    0.265%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.340%    1.990%    1.990%
GROWTH AND INCOME
  Management fees....................    0.725%    0.725%    0.725%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.265%    0.265%    0.265%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.340%    1.990%    1.990%
INTERNATIONAL GROWTH AND INCOME
  Management fees....................    0.900%    0.900%    0.900%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.500%    0.500%    0.500%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.750%    2.400%    2.400%
ASSET ALLOCATION
  Management fees....................    0.725%    0.725%    0.725%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.265%    0.265%    0.265%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.340%    1.990%    1.990%
STRATEGIC INCOME.....................
  Management fees....................    0.750%    0.750%    0.750%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.400%    0.400%    0.400%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.500%    2.150%    2.150%
INVESTMENT QUALITY BOND..............
  Management fees....................    0.600%    0.600%    0.600%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.300%    0.300%    0.300%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.250%    1.900%    1.900%
U.S. GOVERNMENT SECURITIES...........
  Management fees....................    0.600%    0.600%    0.600%
  Rule 12b-1 fees....................    0.350%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.300%    0.300%    0.300%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    1.250%    1.900%    1.900%


NATIONAL MUNICIPAL BOND
  Management fees....................    0.600%    0.600%    0.600%
  Rule 12b-1 fees....................    0.150%    1.000%    1.000%
  Other expenses*(after fee waiver)..    0.240%    0.240%    0.240%
                                         ------    ------    ------
  Total fund operating expenses*
  (after fee waiver).................    0.990%    1.840%    1.840%

MONEY MARKET
  Management fees....................    0.200%    0.200%    0.200%
  Rule 12b-1 fees....................    0.000%    0.000%    0.000%
  Other expenses*(after fee waiver)..    0.300%    0.300%    0.300%
                                         ------    ------    ------
  Total fund operating expenses*.....
  (after fee waiver).................    0.500%    0.500%    0.500%



     *Amounts listed under "Other expenses" and "Total fund operating expenses" in the table above for each class of all Portfolios (except the Small/Mid Cap, the International Small Cap and the Growth Equity Funds) are based on the application of expense limitations applicable during the current fiscal year. See "Advisory Arrangements" below. Amounts listed under "Other expenses" and "Total fund operating expenses" for the Small/Mid Cap, the International Small Cap and the Growth Equity Funds are based on estimates for current fiscal year expenses. To the extent that actual expenses are lower than the expense limitations, "Other expenses" may vary as between classes of a Portfolio as a result of certain class-specific incremental expenses being allocated to a particular class of shares.

     The amounts set forth under the caption "Shareholder Transaction Expenses" are the maximum sales charges applicable to purchases of Fund shares. Because a portion of the 12b-1 fees payable by each class of shares is considered an asset based sales charge by the National Association of Securities Dealers, Inc. ("NASD"), long-term shareholders in each class of each Portfolio (other than the Money Market Fund) may pay more than the economic equivalent of the maximum front end sales charges permitted by the NASD. See "PURCHASE OF SHARES -- Class A Shares -- Reduced Sales Charges" in this Prospectus.

     The fees and expenses listed under the caption "Annual Fund Operating Expenses" are described in this Prospectus under the captions "MANAGEMENT OF THE FUND" and "PURCHASE OF SHARES -- Distribution Expenses." The Advisory Agreement and Distribution Plans operate to limit Total Fund Operating Expenses to the amounts listed in the fee table. Such contractual expense limits shall remain in effect unless the Adviser notifies the Fund (with 30 days notice) that it will not continue the limits. See "MANAGEMENT OF THE FUND -- Advisory Agreement." Total Fund Operating Expenses for the year ended October 31, 1995, absent reimbursement or waiver are set forth below under "Financial Highlights."

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period, with the exception of the lines marked "Class B No redemption" in which case it is assumed that no redemption is made at the end of each time period:

PORTFOLIO                          1 YEAR  3 YEARS

SMALL/MID CAP
     Class A Shares                   $64     $ 98
     Class B Shares                   $74     $113
     Class B No redemption            $24     $ 73
     Class C Shares                   $34     $ 73
     Class C No redemption            $24     $ 73

INTERNATIONAL SMALL CAP
     Class A Shares                   $66     $104
     Class B Shares                   $76     $119
     Class B No redemption            $26     $ 79
     Class C Shares                   $36     $ 79
     Class C No redemption            $26     $ 79

GROWTH EQUITY FUND
     Class A Shares                   $63     $ 97
     Class B Shares                   $73     $112
     Class B No redemption            $23     $ 72
     Class C Shares                   $33     $ 72
     Class C No redemption            $23     $ 72

--------------------------------------------------------------------------------

                                     1 Year  3 Years  5 Years  10 Years
GLOBAL GROWTH
     Class A Shares                   $64     $100     $138      $244
     Class B Shares                   $74     $115     $148      $243*
     Class B No redemption            $24     $ 75     $128      $243*
     Class C Shares                   $34     $ 75     $128      $274
     Class C No redemption            $24     $ 75     $128      $274
VALUE EQUITY (FORMERLY,
THE "GROWTH FUND")
     Class A Shares                   $60     $ 88     $117      $201
     Class B Shares                   $70     $102     $127      $200*
     Class B No redemption            $20     $ 62     $107      $200*
     Class C Shares                   $30     $ 62     $107      $232
     Class C No redemption            $20     $ 62     $107      $232
GROWTH AND INCOME
     Class A Shares                   $60     $ 88     $117      $201
     Class B Shares                   $70     $102     $127      $200*
     Class B No redemption            $20     $ 62     $107      $200*
     Class C Shares                   $30     $ 62     $107      $232
     Class C No redemption            $20     $ 62     $107      $232
INTERNATIONAL GROWTH AND INCOME
     Class A Shares                   $64     $100     $138      $244
     Class B Shares                   $74     $115     $148      $243
     Class B No redemption            $24     $ 75     $128      $243
     Class C Shares                   $34     $ 75     $128      $274
     Class C No redemption            $24     $ 75     $128      $274
ASSET ALLOCATION
     Class A Shares                   $60     $ 88     $117      $201
     Class B Shares                   $70     $102     $127      $200*
     Class B No redemption            $20     $ 62     $107      $200*
     Class C Shares                   $30     $ 62     $107      $232
     Class C No redemption            $20     $ 62     $107      $232
STRATEGIC INCOME
     Class A Shares                   $62     $ 93     $125      $218
     Class B Shares                   $72     $107     $135      $217*
     Class B No redemption            $22     $ 67     $115      $217*
     Class C Shares                   $32     $ 67     $115      $248
     Class C No redemption            $22     $ 67     $115      $248
INVESTMENT QUALITY BOND
     Class A Shares                   $60     $ 85     $113      $191
     Class B Shares                   $69     $100     $123      $190*
     Class B No redemption            $19     $ 60     $103      $190*
     Class C Shares                   $29     $ 60     $103      $222
     Class C No redemption            $19     $ 60     $103      $222
U.S. GOVERNMENT SECURITIES
     Class A Shares                   $60     $ 85     $113      $191
     Class B Shares                   $69     $100     $123      $190*
     Class B No redemption            $19     $ 60     $103      $190*
     Class C Shares                   $29     $ 60     $103      $222
     Class C No redemption            $19     $ 60     $103      $222
NATIONAL MUNICIPAL BOND
     Class A Shares                   $57     $ 78     $100      $163
     Class B Shares                   $69     $ 98     $120      $173*
     Class B No redemption            $19     $ 58     $100      $173*
     Class C Shares                   $29     $ 58     $100      $216
     Class C No redemption            $19     $ 58     $100      $216


                                     1 Year  3 Years  5 Years  10 Years
MONEY MARKET
     Class A Shares                   $ 5     $ 16     $ 28      $ 63
     Class B Shares                   $ 5     $ 16     $ 28      $ 63
     Class C Shares                   $ 5     $ 16     $ 28      $ 63

* Reflects the conversion to Class A shares six years after purchase; therefore years seven through ten reflect Class A expenses.

     The foregoing Fee Table and Example are intended to assist investors in understanding the various costs and expenses that investors in the Fund bear directly and indirectly. The examples for the Small/Mid Cap, International Small Cap and Growth Equity Funds do not include 5 and 10 year figures because they are newly formed Portfolios. ACTUAL EXPENSES FOR ALL THE PORTFOLIOS MAY BE HIGHER OR LOWER THAN THE AMOUNTS SHOWN IN THE FEE TABLE AND, CONSEQUENTLY, THE ACTUAL EXPENSES INCURRED BY AN INVESTOR MAY BE GREATER (IN THE EVENT THE EXPENSE LIMITATIONS ARE REMOVED) OR LESS THAN THE AMOUNTS SHOWN IN THE EXAMPLE. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE PERFORMANCE OF EACH PORTFOLIO WILL VARY AND MAY RESULT IN A RETURN GREATER OR LESS THAN 5%.

                                 * * * * *

          The information in the foregoing summary is qualified in its entirety by the more detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

          Information about the performance of each Portfolio is contained in the Fund's annual report to shareholders which may be obtained without charge.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                        GLOBAL GROWTH FUND
                              -------------------------------------------------------------------------------------------------
                                 YEAR     04/01/94*    YEAR       04/01/94*     YEAR        YEAR
                                ENDED        TO        ENDED         TO        ENDED       ENDED        YEARS ENDED OCTOBER, 31
                              10/31/95    10/31/94    10/31/95**  10/31/94    10/31/95**  10/31/94  ---------------------------
                               CLASS A     CLASS A     CLASS B     CLASS B      CLASS C    CLASS C    1993      1992       1991
                              --------    ---------   ----------  ---------   ----------  --------  -------   -------   --------
Net asset value, beginning
 of period...................    $ 14.82     $ 14.13     $ 14.79   $ 14.13     $ 14.79   $  13.74   $ 10.33   $ 10.76    $ 10.12

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income
 (loss) (B)..................         --       (0.01)      (0.09)    (0.03)      (0.09)     (0.10)    (0.01)    (0.02)      0.25

Net realized and unrealized
 gain (loss) on securities...      (0.54)       0.70       (0.53)     0.69       (0.53)      1.15      3.43     (0.37)      0.63
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

    Total from investment
     operations.......             (0.54)       0.69       (0.62)     0.66       (0.62)      1.05      3.42     (0.39)      0.88

Less distributions
------------------
Dividends from net
 investment income...........         --          --          --        --          --         --     (0.01)       --      (0.24)
Distributions from capital
 gains.......................      (0.44)         --       (0.44)       --       (0.44)        --        --        --         --
Distributions from capital...         --          --          --        --          --         --        --     (0.04)        --
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

    Total distributions......      (0.44)         --       (0.44)       --       (0.44)        --     (0.01)    (0.04)     (0.24)
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

Net asset value, end of
 period......................    $ 13.84     $ 14.82     $ 13.73   $ 14.79     $ 13.73   $  14.79   $ 13.74   $ 10.33     $10.76
                                 =======     =======     =======   =======     =======   ========   =======   =======     ======

    Total return.............      (3.52%)      9.16%(D)   (4.09%)    8.94%(D)   (4.09%)     8.94%    33.06%    (3.57%)     8.80%

Net assets, end of period
 (000's).....................    $23,894     $18,152     $23,317   $13,903     $83,340   $101,443   $63,503   $14,291     $8,828

Ratio of operating expenses
  to average net assets (C)..       1.75%       1.75%(A)    2.40%     2.40%(A)    2.40%      2.40%     2.40%     2.52%      1.47%

Ratio of net investment
 income (loss) to average net
   assets....................       0.03%      (0.12%)(A)  (0.61%)   (0.77%)(A)  (0.64%)    (0.91%)   (0.40%)   (0.27%)     1.41%

Portfolio turnover rate......         57%         54%         57%       54%         57%        54%       57%       69%        70%

______________________________

 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement by adviser of $0.02 and $0.02 per share for the Global Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.01 and $0.01 per share for the Global Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994, and $0.02, $0.01, $0.02, $0.02 and $0.05 per share for the Global
    Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.92% and 2.58% for the Global Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.97% and 2.71% for the Global Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994, and 2.53%, 2.52%, 2.72%, 2.78% and 4.37% for the Global
    Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                GROWTH FUND
                                            -------------------------------------------------
                                              YEAR       04/1/94*          YEAR      04/1/94*
                                              ENDED         TO             ENDED        TO
                                            10/31/95**   10/31/94        10/31/95**  10/31/94
                                             CLASS A      CLASS A         CLASS B     CLASS B
                                            ----------  ----------       ----------  ---------
Net asset value, beginning of period....         14.78    $ 14.59           14.77    $14.59

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B)........          0.12       0.02            0.02     (0.02)
Net realized and unrealized gain
  on securities.........................          1.83       0.17            1.84      0.20
                                               -------    -------         -------    ------

          Total from investment
            operations..................          1.95       0.19            1.86      0.18

Less distributions
------------------
Distributions from capital gains........         (0.79)       ---           (0.79)      ---
                                               -------    -------         -------    ------

Net asset value, end of period..........       $ 15.94    $ 14.78         $ 15.84    $14.77
                                               =======    =======         =======    ======

          Total return..................         14.22%      4.82%(D)       13.58%     4.75%(D)

Net assets, end of period (000's).......       $22,026    $16,326         $19,874    $5,054

Ratio of operating expenses to average
  net assets (C)........................          1.34%      1.34%(A)        1.99%     1.99%(A)

Ratio of net investment income (loss) to
  average net assets....................          0.79%      0.13%(A)        0.13%    (0.52%)(A)

Portfolio turnover rate.................            54%        39%             54%       39%

______________________________

 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A) Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.05 per share for the Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.06 and $0.03 per share for the Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement by adviser, was 1.62% and 2.32% for the Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.79% and 2.82% for the Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                   GROWTH FUND - CLASS C
                               ---------------------------------------------------------------------------------------------------
                                                             YEARS ENDED OCTOBER 31,                                     08/28/89*
                               --------------------------------------------------------------------------------------        TO
                                 1995**          1994           1993           1992            1991           1990        10/31/89
                               --------        --------       --------       --------        --------       ---------    ---------
Net asset value, beginning      $ 14.77        $ 14.21        $ 12.05        $ 10.70         $  8.22        $ 11.19      $ 12.25
 of period...................

Income (loss) from
------------------
 investment operations
----------------------
Net investment income (loss)       0.02          (0.07)          0.01          (0.01)           0.02           0.05         0.01
 (B).........................
Net realized and unrealized
 gain (loss) on securities...      1.84           0.74           2.15           1.37            2.54          (2.39)       (1.07)
                                -------        -------        -------        -------         -------        -------      -------

          Total from
           investment
            operations.......      1.86           0.67           2.16           1.36            2.56          (2.34)       (1.06)

Less distributions
------------------
Dividends from net
 investment income...........        -           (0.03)            -              -            (0.03)         (0.05)          -
Distributions from capital
 gains.......................     (0.79)         (0.08)            -              -               -           (0.58)          -
Distributions from capital...        -              -              -           (0.01)          (0.05)            -            -
                                -------        -------        -------        -------         -------        -------      -------

          Total distributions     (0.79)         (0.11)            -           (0.01)          (0.08)         (0.63)          -
                                -------        -------        -------        -------         -------        -------      -------

Net asset value, end of
 period......................   $ 15.84        $ 14.77        $ 14.21        $ 12.05         $ 10.70        $  8.22      $ 11.19
                                =======        =======        =======        =======         =======        =======      =======
          Total return.......     13.58%          4.75%         17.93%         12.75%          31.32%        (22.16%)      (8.65%)

Net assets, end of period
 (000's).....................   $83,719        $71,219        $64,223        $24,291         $15,354       $19,370       $30,627

Ratio of operating expenses to
 average net assets (C).......     1.99%          1.99%          1.99%          2.47%           2.97%         2.85%         2.57%(A)

Ratio of net investment income
 (loss) to average net assets.     0.15%         (0.49%)         0.27%         (0.15%)          0.27%         0.43%         0.37%(A)

Portfolio turnover rate......        54%            39%            40%            91%             37%           58%           65%(A)

______________________________

*  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.04, $0.04, $0.02, $0.05 and $0.01 per share for the Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.23%, 2.29%, 2.35%, 3.00% and 3.12% for the Growth Fund -
    Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                 GROWTH AND INCOME FUND
                           --------------------------------------------------------------------------------------------------
                              YEAR     04/01/94*      YEAR      05/01/94*      YEAR      YEAR      YEARS ENDED     05/01/91*
                             ENDED        TO         ENDED         TO          ENDED     ENDED      OCTOBER 31,       TO
                           10/31/95**  10/31/94     10/31/95**  10/31/94     10/31/95   10/31/94
                            CLASS A     CLASS A      CLASS B     CLASS B      CLASS C    CLASS C   l993     1992    10/31/91
                           ----------  --------    ----------   ---------   ---------   --------   -----    -----  ---------
Net asset value, beginning
   of period..............  $ 13.09     $12.29       $ 13.08      $12.29      $  13.08   $ 12.71   $ 11.21  $ 10.51  $10.00
Income from investment
 operations
-----------
Net investment income (B).     0.26       0.12          0.16        0.10          0.18      0.15      0.14     0.18    0.11
Net realized and unrealized
 gain on securities........    1.90       0.76          1.94        0.77          1.90      0.46      1.48     0.70    0.47
                             ------     ------        ------      ------       -------    ------   -------   ------  ------

    Total from investment
     operations...........     2.16       0.88          2.10        0.87          2.08      0.61      1.62     0.88    0.58

Less distributions
------------------
Dividends from net
 investment income........    (0.23)     (0.08)        (0.19)      (0.08)        (0.15)    (0.13)    (0.12)   (0.18)  (0.07)
Distributions from capital
 gains...................     (0.30)        --         (0.30)         --         (0.30)    (0.11)       --       --      --
                             ------     ------        ------      ------       -------    ------   -------   ------  ------

    Total distributions       (0.53)     (0.08)        (0.49)      (0.08)        (0.45)    (0.24)    (0.12)   (0.18)  (0.07)
                             ------     ------        ------      ------        ------    ------   -------   ------  ------
Net asset value, end of
   period..............      $14.72     $13.09        $14.69      $13.08        $14.71    $13.08    $12.71   $11.21  $10.51
                             ======     ======        ======      ======        ======    ======   =======   ======  ======
    Total return.......       17.28%      5.06%(D)     16.73%       4.98%(D)     16.56%     4.85%    14.57%    8.42%   5.88%

Net assets, end of
   period (000's).....      $12,180     $8,134       $19,052      $3,885       $63,154   $46,078   $37,483  $10,821  $2,090

Ratio of operating
  expenses to average
  net assets (C)......         1.34%      1.34%(A)      1.99%       1.99%(A)      1.99%     1.99%     1.99%    1.94%   1.85%(A)

Ratio of net investment
 income to average net
 assets................        1.91%      1.72%(A)      1.14%       1.07%(A)      1.26%     1.11%     1.12%    1.51%   2.05%(A)

Portfolio turnover
  rate.................          40%        45%           40%         45%           40%       45%       37%      48%    111%(A)

_______________________
*   Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement by adviser of $0.05 and $0.05 per share for the Growth and Income Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.05 and $0.12 per share for the Growth and Income Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994. After expense reimbursement and waiver by adviser of $0.04, $0.05, $0.06, $0.15 and $0.37 per share for the Growth and Income Fund - Class C for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively.
(C) The ratio of operating expenses, before reimbursement adviser, was 1.69% and 2.33% for the Growth and Income Fund - Classes A and B respectively, for the year ended October 31, 1995, and 2.08% and 3.12% for the Growth and Income Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994. The ratio of operating expenses, before reimbursement and waiver by adviser, was 2.26%, 2.38%, 2.46%, 3.18% and 10.69% for the Growth and Income Fund - Class C for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------




                                                 INTERNATIONAL GROWTH AND INCOME FUND
                                        ------------------------------------------------------
                                             01/09/95*          01/09/95*         01/09/95*
                                                TO                TO                 TO
                                             10/31/95**         10/31/95**        10/31/95**
                                              CLASS A            CLASS B           CLASS C
                                        ------------------  ----------------  -----------------
Net asset value, beginning of period....      $10.00              $10.00          $10.00

Income from investment operations:
---------------------------------
Net investment income (B)...............        0.06                0.01            0.01
Net realized and unrealized gain on
 investments and foreign currency
 transactions...........................        0.08                0.12            0.12
                                              ------               -----          ------

          Total from investment
            operations..................        0.14                0.13            0.13

Less distributions
------------------
Dividends from net investment income....       (0.03)              (0.03)          (0.03)
                                              ------               -----          ------

Net asset value, end of period..........      $10.11              $10.10          $10.10
                                              ======              ======          ======

          Total return..................        1.37%               1.28%           1.28%


Net assets, end of period (000's).......      $6,897              $8,421          $6,324

Ratio of  operating expenses to
  average net assets (C)................        1.75%(A)            2.40%(A)        2.40%(A)

Ratio of net investment income to
  average net assets....................        0.70%(A)            0.15%(A)        0.13%(A)

Portfolio turnover rate.................          69%(A)              69%(A)          69%(A)

_____________________________

*   Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A)  Annualized

(B) After expense reimbursement by adviser of $0.04, $0.04 and $0.04 per share for the International Growth and Income Fund - Classes A, B and C respectively, for the period January 9, 1995 (commencement of operations) to October 31, 1995.

(C) The ratio of operating expenses, before reimbursement from adviser, was 2.18%, 2.93% and 2.93% for the International Growth and Income Fund, Classes A, B and C respectively, for the period January 9, 1995 (commencement of operations) to October 31, 1995.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------



                                                          ASSET ALLOCATION FUND
                                           -------------------------------------------------------
                                              YEAR          04/1/94*        YEAR        04/1/94*
                                              ENDED            TO           ENDED          TO
                                            10/31/95**      10/31/94      10/31/95**    10/31/94
                                             CLASS A         CLASS A       CLASS B       CLASS B
                                           ------------    -----------   -----------  ------------
Net asset value, beginning of period....      $11.13         $11.06        $11.12        $11.06

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............        0.38           0.17          0.30          0.12
Net realized and unrealized gain
  (loss) on securities..................        1.35          (0.10)         1.36         (0.06)
                                              ------         ------        ------        ------
          Total from investment
            operations..................        1.73           0.07          1.66          0.06

Less distributions
------------------
Dividends from net investment income....       (0.32)            -          (0.28)           -
Distributions from capital gains........       (0.52)            -          (0.52)           -
                                              ------         ------        ------        ------
          Total distributions...........       (0.84)            -          (0.80)           -
                                              ------         ------        ------        ------
Net asset value, end of period..........      $12.02         $11.13        $11.98        $11.12
                                              ======         ======        ======        ======

          Total return..................       16.95%          0.76%(D)     16.31%         0.67%(D)

Net assets, end of period (000's).......     $10,033         $7,830        $9,875        $4,760

Ratio of operating expenses to average
  net assets (C)........................        1.34%          1.34%(A)      1.99%         1.99%(A)

Ratio of net investment income to
 average net assets.....................        3.39%          2.72%(A)      2.69%         2.07%(A)

Portfolio turnover rate.................         226%           246%          226%          246%

______________________________

*  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A)  Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.04 for the Asset Allocation Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.03 and $0.04 for the Asset Allocation Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.69% and 2.37% for the Asset Allocation Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.86% and 2.73% for the Asset Allocation Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                    ASSET ALLOCATION FUND - CLASS C  (D)
                                --------------------------------------------------------------------------
                                                          YEARS ENDED OCTOBER 31,                 08/28/89*
                                --------------------------------------------------------------       TO
                                 1995**     1994       1993       1992       1991       1990      10/31/89
                                -------    -------    -------    -------    -------    -------    --------
Net asset value, beginning      $ 11.12    $ 11.52    $ 10.20    $  9.76    $  8.12    $  9.84     $ 10.17
 of period...................
Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....      0.31       0.22       0.21       0.20       0.27       0.32        0.05
Net realized and unrealized
 gain (loss) on securities...      1.35      (0.15)      1.30       0.87       1.70      (1.66)      (0.38)
                                -------    -------    -------    -------    -------    -------     -------
          Total from
           investment
            operations.......      1.66       0.07       1.51       1.07       1.97      (1.34)      (0.33)

Less distributions
------------------
Dividends from net
 investment income...........     (0.24)     (0.18)     (0.09)     (0.19)     (0.33)     (0.26)        ---
Distributions from capital
 gains.......................     (0.52)     (0.29)     (0.10)     (0.44)       ---        ---         ---
Distributions from capital...       ---        ---        ---        ---        ---      (0.12)        ---
                                -------    -------    -------    -------    -------    -------     -------

          Total distributions     (0.76)     (0.47)     (0.19)     (0.63)     (0.33)     (0.38)        ---
                                -------    -------    -------    -------    -------    -------     -------
Net asset value, end of
 period......................   $ 12.02    $ 11.12    $ 11.52    $ 10.20    $  9.76    $  8.12     $  9.84
                                =======    =======    =======    =======    =======    =======     =======
          Total return.......     16.25%      0.67%     15.02%     11.25%     24.53%    (13.97%)     (3.24%)
Net assets, end of period
 (000's).....................   $80,626    $86,902    $96,105    $48,160    $30,724    $34,713     $43,915

Ratio of operating expenses
 to average net assets (C)...      1.99%      1.99%      1.99%      2.40%      2.88%      2.63%       2.13%(A)

Ratio of net investment
 income to average
 net assets..................      2.76%      1.93%      1.96%      1.93%      2.77%      3.34%       3.09%(A)

Portfolio turnover rate......       226%       246%       196%       171%        84%        73%         84%(A)

_____________________________
 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.03, $0.04, $0.03 and $0.04 for the Asset Allocation Fund - Class C for the years ended 1995, 1994, 1993 and 1992, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.24%, 2.22%, 2.28% and 2.89% for the Asset Allocation Fund - Class C for the years ended 1995, 1994, 1993 and 1992, respectively.
(D) On July 10, 1992, the Aggressive Fund and Conservative Fund portfolios of the old Asset Allocation Funds were liquidated and shares were exchanged for shares of the new Asset Allocation Fund. The new Asset Allocation Fund is comprised of the Moderate Fund portfolio of the old Asset Allocation Fund (the accounting "survivor") and the assets of the former Aggressive and Conservative portfolios of the old Asset Allocation Funds. For purposes of presenting financial highlights - selected per share data and ratios, only the historical results of the old Moderate Fund have been presented since it is considered the accounting survivor of the merger because the investment objective of the new Asset Allocation Fund is substantially the same as that of the old Moderate Fund. At the date of the merger, 3,567,198 shares of the old Moderate Fund with a per share value of $8.11 were decreased to 2,891,572 shares with a per share value of $10.00, similar to a reverse stock split, and re-named as shares of the new Asset Allocation Fund. The historical per share data presented above has been adjusted as though a reverse stock split had occurred at the beginning of the earliest period presented which results in fewer shares outstanding at a correspondingly higher net asset value per share.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                           STRATEGIC INCOME FUND
                               --------------------------------------------------------------------------------
                                  YEAR        11/01/93*       YEAR        04/01/94*        YEAR       04/01/94*
                                  ENDED          TO           ENDED          TO            ENDED         TO
                                10/31/95      10/31/94      10/31/95      10/31/94       10/31/95     10/31/94
                                 CLASS A       CLASS A       CLASS B       CLASS B       CLASS C       CLASS C
                               ----------    ----------    ----------    ----------     ----------   ----------
Net asset value, beginning
 of period...................   $  8.90        $  10.00     $  8.90        $  9.31        $  8.90     $  9.31

Income (loss) from
 investment operations
----------------------
Net investment income (B)....      0.78            0.65        0.73           0.38           0.73        0.38
Net realized and unrealized
 gain (loss)
  on securities..............      0.18           (1.10)       0.17          (0.41)          0.17       (0.41)
                                -------         -------     -------        -------        -------      ------

        Total from investment
            operations.......      0.96           (0.45)       0.90          (0.03)          0.90       (0.03)

Less distributions
------------------
Dividends from net
 investment income...........     (0.79)          (0.65)      (0.73)         (0.38)         (0.73)      (0.38)
                                -------         -------     -------        -------        -------      ------

Net asset value, end of
 period......................   $  9.07         $  8.90     $  9.07        $  8.90        $  9.07     $  8.90
                                =======         =======     =======        =======        =======     =======

        Total return.........     11.43%          (3.79%)     10.72%         (4.18%)(D)     10.72%      (4.20%)(D)

Net assets, end of period
 (000's).....................   $10,041       $  15,507     $20,672        $ 5,440        $14,273     $ 8,439

Ratio of operating expenses
 to average net assets (C)....     1.07%           0.41%       1.95%          1.00%(A)       1.95%       1.00%(A)

Ratio of net investment
 income to average net assets..    9.08%           8.26%       8.10%          8.59%(A)       8.25%       8.59%(A)

Portfolio turnover rate......       180%            136%        180%           136%           180%        136%

______________________________

*  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05 and $0.04 per share for the Strategic Income Fund - Class A for the years ended October 31, 1995 and 1994, and $0.04 and $0.05 for the Strategic Income Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.05 and $0.04 for the Strategic Income Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.69% and 0.96% for the Strategic Income Fund - Class A for the years ended October 31, 1995 and 1994. The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.38% and 2.37% for the Strategic Income Fund - Classes B and C respectively, for the year ended October 31, 1995 and 2.04% and 1.96% for the Strategic Income Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                     INVESTMENT QUALITY BOND FUND
                               -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR       YEAR     04/01/94*     YEAR     04/01/94*       YEARS ENDED
                                 ENDED     ENDED      ENDED       TO        ENDED       TO            OCTOBER, 31      05/01/91*
                               10/31/95   10/31/94   10/31/95  10/31/94    10/31/95   10/31/94     -----------------      TO
                                CLASS A    CLASS A    CLASS B   CLASS B     CLASS C   CLASS C        1993     1992     10/31/91
                               --------   --------   --------  ---------   --------   --------     -------   -------  ----------
Net asset value, beginning
 of period...................    $  9.74    $ 11.16   $ 9.74   $10.21        $ 9.74    $10.21       $ 10.56   $10.26    $10.00

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....       0.68       0.60     0.61     0.33          0.61      0.33          0.66     0.82      0.40
Net realized and unrealized
 gain (loss) on securities...       0.82      (1.37)    0.82    (0.51)         0.82     (0.51)         0.64     0.27      0.30
                                 -------    -------   ------   ------        ------    ------       -------   ------    ------
          Total from
           investment
            operations.......       1.50      (0.77)    1.43    (0.18)         1.43     (0.18)         1.30     1.09      0.70

Less distributions
------------------
Dividends from net
 investment income...........      (0.68)     (0.56)   (0.62)   (0.29)        (0.62)    (0.29)        (0.64)    (0.7)    (0.40)
Distributions from capital
 gains.......................         --      (0.09)      --       --            --        --         (0.06)      --        --
Distributions from capital...         --         --       --       --            --        --            --       --     (0.04)
                                 -------    -------   ------   ------        ------    ------       -------   ------     -----

          Total distributions      (0.68)     (0.65)   (0.62)   (0.29)        (0.62)    (0.29)        (0.70)   (0.79)    (0.44)
                                 -------    -------   ------   ------        ------    ------       -------   ------     -----

Net asset value, end of
 period......................    $ 10.56    $  9.74   $10.55   $ 9.74        $10.55    $ 9.74       $ 11.16   $10.56    $10.26
                                 =======    =======   ======   ======        ======    ======       =======   ======    ======

          Total return.......      15.91%     (7.08%)  15.12%   (7.34%)(D)    15.12%    (7.34%)(D)    12.66%   11.00%     7.21%

Net assets, end of period
 (000's).....................    $10,345    $11,150   $3,472   $  489        $7,206    $2,406       $14,674   $6,773    $2,713

Ratio of operating expenses
 to average net assets (C)...       1.25%      1.25%    1.90%    1.90%(A)      1.90%     1.90%(A)      0.98%    0.00%     0.00%(A)

Ratio of net investment
 income to average
 net assets..................       6.72%      5.86%    5.95%    5.70%(A)      6.00%     5.70%(A)      5.82%    7.76%     7.08%(A)

Portfolio turnover rate......        132%       186%     132%     186%          132%      186%           41%      44%       39%(A)

______________________________

 *  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05, $0.06, $0.07, $0.27 and $0.19 per share for the Investment Quality Bond Fund - Class A for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively. After expense reimbursement by adviser of $0.08 and $0.06 per share for the Investment Quality Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.19 and $0.07 per share for the Investment Quality Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.73%, 1.74%, 1.57%, 2.56% and 3.37% for the Investment Quality Bond Fund - Class A for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991,
    respectively.   The ratio of operating expenses, before reimbursement by
    adviser, was 2.69% and 2.50% for the Investment Quality Bond Fund - Classes
    B and C respectively,   for the year ended October 31, 1995 and 4.88% and
    3.05% for the Investment Quality Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                   U.S. GOVERNMENT  SECURITIES FUND - CLASS A
                                -----------------------------------------------------------------------------
                                                           YEARS ENDED OCTOBER 31,
                                -----------------------------------------------------------------------------
                                                                                                     08/28/89*
                                                                                                        TO
                                 1995        1994         1993        1992       1991       1990     10/31/89
                                -------    --------     --------    --------    -------    -------   --------
Net asset value, beginning      $  9.45    $  10.35     $  10.04    $   9.89    $  9.47    $  9.74    $  9.73
 of period...................

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....      0.63        0.53         0.51        0.74       0.84       0.75       0.15
Net realized and unrealized
 gain (loss) on securities...      0.57       (0.74)        0.34        0.13       0.42      (0.20)      0.01
                                -------    --------     --------    --------    -------    -------    -------

          Total from
           investment
            operations.......      1.20       (0.21)        0.85        0.87       1.26       0.55       0.16

Less distributions
------------------
Dividends from net                (0.67)      (0.50)       (0.50)      (0.72)     (0.84)     (0.75)     (0.15)
 investment income...........
Distributions from capital        ----        (0.19)       (0.04)      ----       ----       ----       ----
 gains.......................
Distributions from capital...     ----        ----         ----        ----       ----       (0.07)     ----
                                -------    --------     --------    --------    -------    -------    -------

          Total distributions     (0.67)      (0.69)       (0.54)      (0.72)     (0.84)     (0.82)     (0.15)
                                -------    --------     --------    --------    -------    -------    -------

Net asset value, end of         $  9.98    $   9.45     $  10.35    $  10.04    $  9.89    $  9.47    $  9.74
 period......................   =======    ========     ========    ========    =======    =======    =======

          Total return.......     13.15%      (2.13%)       8.64%       9.15%     13.86%      5.90%      1.66%

Net assets, end of period       $81,179    $100,622     $163,296    $118,543    $45,662    $43,299    $56,069
 (000's).....................

Ratio of operating expenses
 to average net assets (C)...      1.25%       1.25%        1.07%       0.24%      0.68%      2.28%      2.18%(A)

Ratio of net investment
 income to average
 net assets..................      6.54%       5.39%        4.97%       7.21%      8.65%      7.89%      8.54%(A)

Portfolio turnover rate......       469%        279%         208%        108%       195%        71%        93%(A)

______________________________

*  Commencement of operations

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.02, $0.02, $0.04, $0.19, $0.18 and $0.03 per share for the U.S. Government Securities Fund - Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.45%, 1.47%, 1.42%, 2.13%, 2.61% and 2.57% for the years ended
    1995, 1994, 1993, 1992, 1991 and 1990, respectively.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                      U.S. GOVERNMENT SECURITIES FUND
                                             --------------------------------------------------
                                                YEAR       04/1/94*       YEAR        04/1/94*
                                                ENDED         TO          ENDED          TO
                                              10/31/95     10/31/94     10/31/95      10/31/94
                                               CLASS B      CLASS B      CLASS C       CLASS C
                                             -----------  -----------  -----------  -----------
Net asset value, beginning of period....       $9.45         $9.77        $9.45         $9.77

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............        0.56          0.29         0.56          0.26
Net realized and unrealized gain (loss)
  on securities.........................        0.58         (0.35)        0.58         (0.32)
                                               -----         -----        -----         -----
          Total from investment
            operations..................        1.14         (0.06)        1.14         (0.06)

Less distributions
------------------
Dividends from net investment income....       (0.61)        (0.26)       (0.61)        (0.26)
                                               -----         -----        -----         -----

          Total distributions...........       (0.61)        (0.26)       (0.61)        (0.26)
                                               -----         -----        -----         -----

Net asset value, end of period..........       $9.98         $9.45         9.98         $9.45
                                               =====         =====        =====         =====

          Total return..................       12.45%        (2.44%)(D)   12.45%        (2.44%)(D)

Net assets, end of period (000's).......     $13,993        $2,746       20,186       $10,766

Ratio of operating expenses to average
  net assets (C)........................        1.90%         1.90%(A)     1.90%         1.90%(A)

Ratio of net investment income to
 average net assets.....................        5.53%         5.06%(A)     5.74%         5.06%(A)

Portfolio turnover rate.................         469%          279%         469%          279%

______________________________

*  Commencement of operations


(A)  Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.03 per share for the U.S. Government Securities Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.08 and $0.03 per share for the U.S. Government Securities Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994 .
(C) The ratio of operating expenses, before reimbursement from adviser, was 2.28% and 2.15% for the U.S. Government Securities Fund - Classes B and C respectively, for the year ended October 31, 1995 and 3.40% and 2.44% for the U.S. Government Securities Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                               NATIONAL MUNICIPAL BOND FUND
                                ---------------------------------------------------------------------------------
                                 YEAR       YEAR        YEAR     04/01/94*        YEAR      04/01/94*
                                 ENDED      ENDED       ENDED       TO            ENDED        TO         07/6/93*
                               10/31/95   10/31/94    10/31/95   10/31/94       10/31/95    10/31/94        TO
                                CLASS A    CLASS A     CLASS B    CLASS B        CLASS C     CLASS C      10/31/93
                               --------   --------    --------   --------       --------    --------      --------
Net asset value, beginning
 of period...................   $ 8.82      $10.25     $ 8.81      $ 9.30        $ 8.81      $ 9.30        $10.00

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....     0.51        0.51       0.43        0.25          0.43        0.25          0.17
Net realized and unrealized
 gain (loss) on securities...     0.80       (1.43)      0.81       (0.49)         0.81       (0.49)         0.24
                                ------      ------     ------      ------        ------     -------        ------

          Total from
           investment
            operations.......     1.31       (0.92)      1.24       (0.24)         1.24       (0.24)         0.41

Less distributions
------------------
Dividends from net
 investment income...........    (0.51)      (0.51)     (0.43)      (0.25)        (0.43)      (0.25)        (0.16)
                                ------      ------     ------      ------        ------      ------        ------
Net asset value, end of
 period......................   $ 9.62      $ 8.82     $ 9.62      $ 8.81        $ 9.62      $ 8.81        $10.25
                                ======      ======     ======      ======        ======      ======        ======

          Total return.......    15.26%      (9.24%)    14.42%      (9.71%)(D)    14.42%      (9.71%)(D)     4.17%

Net assets, end of period
 (000's).....................   $7,618      $7,663     $5,876      $2,036        $6,834      $1,911        $9,131

Ratio of operating expenses
 to average net assets (C)...     0.80%       0.57%      1.70%       1.24%(A)      1.70%       1.24%(A)      0.23%(A)

Ratio of net investment
 income to average
 net assets..................     5.55%       5.28%      4.59%       4.62%(A)      4.53%       4.62%(A)      4.86%(A)

Portfolio turnover rate......       44%          6%        44%          6%           44%          6%          150%(A)

______________________________

 *  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05, $0.07 and $0.03 per share for the National Municipal Bond Fund - Class A for the years ended 1995 and 1994 and the period July 6, 1993 (commencement of operations) to October 31, 1993, respectively. After expense reimbursement and waiver by adviser of $0.07 and $0.09 per share for the National Municipal Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.09 and $0.09 per share for the National Municipal Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver by adviser, was 1.34%, 1.26% and 1.10% for the National Municipal Bond Fund - Class A for the years ended 1995 and 1994 and the period July 6, 1993 (commencement of operations) to October 31, 1993, respectively. The ratio of operating expenses, before reimbursement and waiver by adviser, was 2.41% and 2.63% for the National Municipal Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and 2.81% and 2.78% for the National Municipal Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

                                                                MONEY MARKET FUND -- CLASS A
                                  ---------------------------------------------------------------------------------
                                                       YEARS ENDED OCTOBER 31,                             08/28/89*
                                  --------------------------------------------------------------------        TO
                                   1995         1994        1993         1992        1991        1990      10/31/89
                                  -------      ------      -------      ------      ------      ------     --------
Net asset value, beginning
  of period.................      $  1.00      $ 1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00

Income from investment
----------------------
 operations
 ----------
Net investment income (B)...         0.05        0.03         0.03        0.04        0.06        0.06        0.01

Less distributions
Dividends from net
  investment income.........        (0.05)      (0.03)       (0.03)      (0.04)      (0.06)      (0.06)      (0.01)
                                  -------      ------      -------      ------      ------      ------      ------
 Net asset value, end of
  period....................      $  1.00      $ 1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                  =======      ======      =======      ======      ======      ======      ======
      Total return..........         5.60%       3.48%        2.80%       3.69%       6.22%       5.76%       0.53%

Net assets, end of period
   (000's)..................      $11,379      $8,499      $18,109      $2,244      $3,421      $4,526      $7,781

Ratio of operating expenses
  to average net assets (C).         0.50%       0.50%        0.50%       0.50%       1.00%       2.45%       1.96%(A)

Ratio of net investment
  income to average net
  assets....................         5.45%       3.40%        2.75%       3.77%       6.01%       5.52%       6.59%(A)

______________________________

*  Commencement of operations

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.004, $0.0044, $0.0084, $0.0211, $0.0270 and $0.0002 per share for the Money Market Fund-Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 0.96%, 0.95%, 1.32%, 2.71%, 2.68% and 2.47% for the Money
    Market Fund - Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                               MONEY MARKET FUND
                                             -------------------------------------------------------
                                                 YEAR          04/1/94*       YEAR        04/1/94*
                                                 ENDED           TO           ENDED          TO
                                               10/31/95       10/31/94      10/31/95      10/31/94
                                                CLASS B        CLASS B       CLASS C       CLASS C
                                             ------------    -----------   -----------   -----------
Net asset value, beginning of period....         $ 1.00        $ 1.00        $ 1.00        $ 1.00

Income from investment operations
---------------------------------
Net investment income (B)...............           0.05          0.02          0.05          0.02

Less distributions
------------------
Dividends from net investment income....          (0.05)        (0.02)        (0.05)        (0.02)
                                                -------       -------       -------       -------

Net asset value, end of period..........         $ 1.00        $ 1.00        $ 1.00       $  1.00
                                                =======       =======       =======       =======

          Total return..................           5.60%         3.48%(D)      5.60%         3.48%(D)

Net assets, end of period (000's).......         $1,564        $  312        $9,394       $12,170

Ratio of operating expenses to average
  net assets (C)........................           0.50%         0.50%(A)      0.50%         0.50%(A)

Ratio of net investment income to
  average net assets....................           5.52%         3.96%(A)      5.46%         3.96%(A)

______________________________

*    Commencement of operations

(A)  Annualized
(B) After expense reimbursement by adviser of $0.009 and $0.005 per share for the Money Market Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.0228 and $0.0037 per share for the Money Market Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.41% and 0.95% for the Money Market Fund - Classes B and C respectively, for the year ended October 31, 1995 and 4.83% and 1.18% for the Money Market Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

                            MULTIPLE PRICING SYSTEM

          The Fund's Multiple Pricing System permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase and the length of time the investor expects to hold the shares.

          CLASS A SHARES. Purchases of Class A shares of less than $1million are offered for sale at net asset value per share plus a front end sales charge of up to 4.75% payable at the time of purchase (with the exception of Class A shares of the Money Market Fund, which are offered without such a charge). Purchases of Class A shares of $1 million or more made on or after May 1, 1995 are offered for sale at net asset value without a front end sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% of the dollar amount subject thereto during the first year after purchase. See "MULTIPLE PRICING SYSTEM-Contingent Deferred Sales Charge." In addition, Class A shares are subject to a distribution fee of up to .10% of their respective average annual net assets and a service fee of up to .25% of their respective average annual net assets (with the exception of Class A shares of the Money Market Fund, which bear no such fees, and Class A shares of the National Municipal Bond Fund, which are subject to a service fee of up to .15% of Class A average annual net assets and are not subject to any distribution fee). Certain purchases of Class A shares qualify for reduced front end sales charges. See "PURCHASE OF SHARES -- Class A Shares -- Reduced Sales Charges" and "-- Distribution Expenses."

          CLASS B SHARES.  Class B shares are offered for sale for purchases of
$250,000 or less.   Class B shares are offered for sale at net asset value
without a front end sales charge, but are subject to a CDSC of 5% of the dollar amount subject thereto during the first and second year after purchase, and declining by 1% each year thereafter to 0% after the sixth year. See "MULTIPLE
PRICING SYSTEM- Contingent Deferred Sales Charge."   In addition, Class B shares
are subject to a distribution fee of up to .75% of their respective average annual net assets and a service fee of up to .25% of their respective average annual net assets (with the exception of Class B shares of the Money Market Fund, which bear no such fees). The Class B shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and service fees paid by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A shares. See "PURCHASE OF SHARES -- Class B Shares" and "-- Distribution Expenses." Class B shares will automatically convert to Class A shares six years after the end of the calendar month in which the shareholder's order to purchase was accepted. See "MULTIPLE PRICING SYSTEM -- Conversion Feature."

          CLASS C SHARES. Class C shares are offered for purchases of less than $1 million, at net asset value without a front end sales charge. Class C shares purchased on or after May 1, 1995 are subject to a CDSC of 1% of the dollar amount subject thereto during the first year after purchase. Shares purchased prior to May 1, 1995 are not subject to any CDSC upon redemption. See "MULTIPLE CLASS PRICING SYSTEM-Contingent Deferred Sales Charge." Class C shares are subject to a distribution fee of up to .75% of their respective average annual net assets and a service fee of up to .25% of their respective average annual net assets (with the exception of Class C shares of the Money Market Fund, which bear no such fees). Class C shares, like Class B shares, enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and service fees paid by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A shares. See "PURCHASE OF SHARES -- Class C Shares" and "--
Distribution Expenses."   Class C shares will automatically convert to Class A
shares ten years after the end of the calendar month in which the shareholder's order to purchase was accepted. See "MULTIPLE PRICING SYSTEM -- Conversion Feature."

          CONTINGENT DEFERRED SALES CHARGE. Purchases of $1 million or more of Class A shares made on or after May 1, 1995 are subject to a CDSC of 1% if redeemed within one year of purchase; purchases of Class B shares are subject to a CDSC of 5% during the first and second year after purchase declining by 1% each year thereafter to 0% after the sixth year; and Class C shares purchased on or after May 1, 1995 are subject to a CDSC of 1% if redeemed within one year of purchase. The applicable percentage is assessed on an amount equal to the lesser of the original purchase price or the redemption price of the shares redeemed. The CDSC is not applicable with respect to redemption of shares of the Money Market Fund which were initially purchased as such and which were never exchanged for shares of the same class of another Portfolio. However, in the case of shares of the Money Market Fund which were obtained through an exchange, such shares are subject to any applicable CDSC due at redemption. Similarly, shares initially purchased as shares of the Money Market Fund which are subsequently exchanged for shares of the same class of other Portfolios will be subject to any applicable CDSC due at redemption. See "SHAREHOLDER SERVICES -- Exchange Privilege."

          CONVERSION FEATURE. Class B shares and Class C shares will automatically convert to Class A shares six years and ten years, respectively, after the end of the calendar month in which the shareholder's order to purchase was accepted and will thereafter no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B shares and Class C shares from most of the burden of distribution-related expenses at such time as when the shares have been outstanding for a duration sufficient for the Fund's distributor, NASL Financial Services, Inc. (in such capacity, the "Distributor"), to have been substantially compensated for distribution-related expenses incurred in connection with Class B shares or Class C shares, as the case may be. Accordingly, Class B and Class C shares of the Money Market Fund do not convert to Class A shares of the Money Market Fund at any time, as shares of all classes of the Money Market Fund do not bear any distribution or service fees. In addition, because Class B and Class C shares of the Money Market Fund are not subject to any distribution or service fees, the applicable conversion period is tolled for any period of time in which Class B or Class C shares are held in that Portfolio. For example, if Class B shares of a Portfolio other than the Money Market Fund are exchanged for Class B shares of the Money Market Fund two years after purchase and are subsequently exchanged one year later for Class B shares of a Portfolio other than the Money Market Fund, the one year of ownership in the Money Market Fund does not count in the determination of the time of conversion to Class A shares.

          For purposes of the conversion of Class B and Class C shares to Class A shares, shares purchased through the reinvestment of dividends and distributions paid on Class B shares or Class C shares, as the case may be, in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares or Class C shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares or Class C shares, as the case may be, in the sub-account will also convert to Class A shares.

          The conversion of Class B shares to Class A shares and the conversion of Class C shares to Class A shares are both subject to the continuing availability of a ruling of the Internal Revenue Service that payment of different dividends on Class A shares and Class B shares, and on Class A shares and Class C shares, does not result in the Portfolios' dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares and Class C shares may be suspended if such an opinion is no longer available. In that event, no further conversions of Class B shares or Class C shares would occur, and those shares might continue to be subject to higher distribution and service fees for an indefinite period which may extend beyond the period ending six years or ten years, respectively, after the end of the calendar month in which the shareholder's order to purchase was accepted.

          FACTORS FOR CONSIDERATION. The Fund's Multiple Pricing System is designed to provide investors with the option of choosing the class of shares which is best suited to their individual circumstances and objectives. The different sales charges, distribution and service fees and conversion features applicable to each class, as outlined above, should all be taken into consideration by investors in making the determination of which alternative is best suited for them. To assist investors in evaluating the costs and benefits of purchasing shares of each class, the information provided above under the caption "Fee Table and Example" sets forth the charges applicable to each class of shares and illustrates an example of a hypothetical investment in each class of shares of each Portfolio.

          There are several key distinctions among the classes of shares that investors should understand and evaluate in comparing the options presented by the Multiple Pricing System. Class A shares are subject to lower distribution and service fees than are Class B and Class C shares, and, accordingly, pay correspondingly higher dividends per share. However, because for purchases of less than $1 million of Class A shares a front end sales charge is deducted at the time of purchase, investors purchasing Class A shares do not have all of their funds invested initially and, therefore, initially own fewer shares than they would own if they had invested the identical sum in Class B shares or Class C shares instead. In addition, Class C shares are subject to the same ongoing distribution and service fees as Class B shares but are subject to a CDSC for a shorter period of time (one year as opposed to six years) than Class B shares. However, Class B shares convert to Class A shares, and lower ongoing distribution and service fees, in a shorter time frame than do Class C shares.

          In light of these distinctions among the classes of shares, investors should weigh such factors as (i) whether they qualify for a reduced front end sales load for a purchase of Class A shares; (ii) whether, at the time of purchase, they anticipate being subject to a CDSC upon redemption if they purchase Class A shares (purchases of $1 million or more), Class B shares or Class C shares; (iii) the differential in the relative amounts that would be paid during the anticipated life of investments (which are made at the same time and in the same amount) in each class which are attributable to (a) the front end sales charge (for purchases of less than $1 million) and any applicable CDSC (for purchases of $1 million or more) and accumulated distribution and service fees payable with respect to Class A shares and (b) the accumulated distribution and service fees (and any applicable CDSC) payable with respect to Class B shares or Class C shares prior to their conversion to Class A shares; and (iv) to what extent the differential referred to above might be offset by the higher yield of Class A shares. Investors should also weigh these considerations against the fact that the higher continued distribution and service fees associated with Class B shares and Class C shares will be offset to the extent any return is realized on the additional funds initially invested and that there can be no assurance as to the return, if any, which will be realized on such additional funds. Class A shares are, in general, the most beneficial for the investor who qualifies for reduced front end sales charges, as described herein under "PURCHASE OF SHARES -- Class A Shares." For this reason, Class B shares are not offered for purchases in excess of $250,000 and Class C shares are not offered for purchases of $1 million or more. Investors should consult their investment representative for assistance in evaluating the relative benefits of the different classes of shares.

          The distribution and shareholder service expenses incurred by the Distributor in connection with the sale of shares will be paid, in the case of Class A shares (purchases of less than $1 million), from the proceeds of front end sales charges and ongoing distribution and service fees and in the case of Class A shares (purchases of $1 million or more), Class B shares and Class C shares, from the proceeds of CDSCs and ongoing distribution and service fees. Sales personnel of broker-dealers distributing the Fund's shares and any other persons entitled to receive compensation for selling or servicing the Fund's shares may receive different compensation for selling or servicing one class of shares over another. INVESTORS SHOULD UNDERSTAND THAT FRONT END SALES CHARGES, CDSCS AND ONGOING DISTRIBUTION AND SERVICE FEES ARE ALL INTENDED TO COMPENSATE THE DISTRIBUTOR FOR DISTRIBUTION SERVICES. See "PURCHASE OF SHARES -- Distribution Expenses."

          Dividends paid by the Fund with respect to each class of shares will be calculated in substantially the same manner at the same time on the same day, except that distribution and service fees and any other costs specifically attributable to a particular class of shares will be borne solely by the applicable class. See "GENERAL INFORMATION -- Dividends and Distributions." Shares of the Fund may be exchanged for shares of the same class of any other Portfolio, but not for shares of other classes of any Portfolio. See "SHAREHOLDER SERVICES -- Exchange Privilege."

          The Trustees of the Fund have determined that currently no conflict of interest exists between the classes of shares. On an ongoing basis, the Trustees of the Fund, pursuant to their fiduciary duties under the Investment Company Act of 1940 (the "1940 Act") and state laws, will seek to ensure that no such conflict arises.

                             INVESTMENT PORTFOLIOS

          Each Portfolio has a stated investment objective which it pursues through separate investment policies. The differences in objectives and policies among the Portfolios can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject.

          The investment objective of each Portfolio represent fundamental policies of each such Portfolio and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. Except for certain investment restrictions, the policies by which a Portfolio seeks to achieve its investment objectives may be changed by the Trustees of the Fund without the approval of the shareholders.

          The following is a description of the investment objective and policies of each Portfolio. More complete descriptions of the money market instruments in which each Portfolio may invest and of the options, futures and currency transactions that certain Portfolios may engage in are set forth in the Statement of Additional Information. With regard to fixed income securities there is an inverse relationship between changes in the direction of interest rates and the market value of the securities. A more complete description of the debt security ratings used by the Fund assigned by Moody's Investors Service, Inc. ("Moody's"), Standard and Poor's Ratings Group ("Standard & Poor's" or "S&P") or Fitch Investors Service, Inc. ("Fitch") is included in Appendix I to this Prospectus.

SMALL/MID CAP FUND

          The investment objective of the Small/Mid Cap Fund is to seek long term capital appreciation. Alger manages the Small/Mid Cap Fund and will pursue this objective by investing at least 65% of the Portfolio's total assets (except during temporary defensive periods) in small/mid cap equity securities. As used in this Prospectus small/mid cap equity securities are equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- between $500 million and $5 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of $5 billion or greater and in excess of that amount (up to 100% of its assets ) during temporary defensive periods.

          The Small/Mid Cap Fund seeks to achieve its investment objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

          The Small/Mid Cap Fund may invest a significant portion of its assets in the securities of small companies. Small companies are those which are still in the developing stages of their life cycles and will attempt to achieve rapid growth in both sales and earnings. Investments in small companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset values of the Small/Mid Cap Fund may fluctuate more widely than the popular market averages. Accordingly, an investment in the portfolio may not be appropriate for all investors.

          In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objectives, it may hold up to 15% of its net assets (up to 100% of their assets during temporary defensive periods) in money market instruments, bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, variable rate master demand notes and repurchase agreements. When the Portfolio is in a defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the Portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of its investments and may not achieve its investment objective.

          Foreign Securities. The Portfolio may invest up to 20% of its total assets in foreign securities and will be subject to certain risks as a result of these investments. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -Taxes" in this Prospectus. The Portfolio may also purchase American Depository Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. See "RISK FACTORS - Foreign Securities" in this Prospectus for a description of ADRs.

          Use of Hedging and Other Strategic Transactions. The Small/Mid Cap Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions". The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

INTERNATIONAL SMALL CAP FUND

          The investment objective of the International Small Cap Fund is to seek long-term capital appreciation. Founders manages the International Small Cap Fund and will pursue this objective by investing primarily in securities issued by foreign companies which have total market capitalizations (present market value per share multiplied by the total number of shares outstanding) or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

          At least 65% of the Portfolio's total assets will normally be invested in foreign securities representing a minimum of three countries (other than the United States). The Portfolio may invest in larger foreign companies or in U.S. based companies if, in Founders' opinion, they represent better prospects for appreciation.

          The International Small Cap Fund may invest a significant portion of its assets in the securities of small companies. Small companies are those which are still in the developing stages of their life cycles and are attempting to achieve rapid growth in both sales and earnings. Investments in small companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset values of the International Small Cap Fund may fluctuate more widely than the popular market averages. Accordingly, an investment in the Portfolio may not be appropriate for all investors.

          The International Small Cap Fund will invest primarily in equity securities but may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities. The portfolio will only invest in bonds, debentures and corporate obligations--other than convertible securities and preferred stock--rated investment-grade (BBB or higher by Moody's or Baa or higher by S&P) at the time of purchase or, if unrated, of comparable quality in the opinion of Founders. Convertible securities and preferred stocks purchased by the Portfolio may be rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P) but will not be rated lower than B. The Portfolio may also invest in unrated convertible securities and preferred stocks in instances in which Founders believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities rated in categories no lower than B. The Portfolio is not required to dispose of debt securities whose ratings are down-graded below these ratings subsequent to the Portfolio's purchase of the securities. See "RISK FACTORS - High Yield/High Risk Securities." A description of the ratings used by Moody's and S & P is set forth in Appendix I to the Prospectus.

          The International Small Cap Fund may invest temporarily in the following securities if Founders determines that it is appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions: cash, cash equivalents, U.S. government obligations, commercial paper, bank obligations, repurchase agreements, and negotiable U.S. dollar-denominated obligations of domestic and foreign branches of U.S. depository institutions, U.S. branches of foreign depository institutions, and foreign depository institutions. When the Portfolio is in a defensive position, the opportunity to achieve capital growth will be limited, and, to the exent that this assessment of market conditions is incorrect, the Portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments and may not achieve its investment objective.

          Foreign Securities. The Portfolio may invest up to 100% of its total assets in foreign securities and will be subject to special risks as a result of these investments. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus.

          Foreign investments of the International Small Cap Fund may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue and of issuers located in such countries are expected to be more volatile and more uncertain as to payments of interest and principal. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations. Such countries may include (but are not limited to) Argentina, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, Czech Republic, Ecuador, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Jordan, Malaysia, Mexico, New Zealand, Nigeria, North Korea, Pakistan, Paraguay, Peru, Philippines, Poland, Portugal, Singapore, Slovak Republic. South Africa, South Korea, Spain, Sri Lanka, Taiwan, Thailand, Turkey, Uruaguay, Venezuela, Vietnam and the countries of the former Soviet Union. Investments of the Portfolio may include securities created through the Brady Plan, a program under which heavily indebted countries have restructured their bank debt into bonds. See "OTHER INSTRUMENTS -- High Yield Foreign Sovereign Debt Securities" in the Statement of Additional Information.

          Use of Hedging and Other Strategic Transactions. The International Small Cap Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

GROWTH EQUITY FUND


          The investment objective of the Growth Equity Fund is to seek long-term growth of capital. Founders manages the Growth Equity Fund and will pursue this objective by investing, under normal market conditions, at least 65% of its assets in common stocks of well-established, high-quality growth companies that Founders believes have the potential to increase earnings faster than the rest of the market. These companies tend to have strong performance records, solid market positions and reasonable financial strength, and have continuous operating records of three years or more

          The Growth Equity Fund may invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities. The Portfolio will only invest in bonds, debentures and corporate obligations -- other than convertible securities and preferred stock -- rated investment-grade (BBB or higher by Moody's and Baa or higher by S&P) or, if unrated, of comparable quality in the opinion of Founders at the time of purchase. Convertible securities and preferred stocks purchased by the Portfolio may be rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P) but will not be rated lower than B. The Portfolio may also invest in unrated convertible securities and preferred stocks in instances in which Founders believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities rated in categories no lower than B. The Portfolio is not required to dispose of debt securities whose ratings are down-graded below these ratings subsequent to the Portfolio's purchase of the securities. See "Risk Factors -- High Yield/High Risk Securities."


          The Growth Equity Fund may invest temporarily in the following securities if Founders determines that it is appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions: cash, cash equivalents, U.S. government obligations, commercial paper, bank obligations, repurchase agreements, and negotiable U.S. dollar-denominated obligations of domestic and foreign branches of U.S. depository institutions, U.S. branches of foreign depository institutions, and foreign depository institutions. When the Portfolio is in a defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the Portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments and may not achieve its investment objective.

          Foreign Securities. The Portfolio may invest up to 20% of its total assets in foreign securities and will be subject to certain risks as a result of these investments. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus.

          Use of Hedging and Other Strategic Transactions. The Growth Equity Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

GLOBAL GROWTH FUND

          The investment objective of the Global Growth Fund is long term capital appreciation. Oechsle International manages the Global Growth Fund and will pursue this objective by investing the assets of the Global Growth Fund primarily in a global portfolio of equity securities and securities convertible into or exercisable for equity securities.

          Under normal circumstances, at least 80% of the assets of the Global Growth Fund will be invested in a global portfolio of equity securities and securities convertible into or exercisable for equity securities. There is no limitation on the percentage of the Global Growth Fund's assets that may be invested in any one country, although the Global Growth Fund will maintain an exposure to the equity markets in at least three countries under normal circumstances (one of which may be the United States). When Oechsle International sees selected opportunities for long-term capital appreciation in the fixed-income markets, up to 20% of the assets of the Global Growth Fund may be invested in fixed-income securities. Such opportunities may include situations where there is expected to be a substantial decline in interest rates in a particular country or when a substantial strengthening of a country's currency relative to the U.S. dollar is anticipated, but the equity markets in such country appear unattractive. The Portfolio may also, under normal circumstances, maintain a reserve of cash equivalents pending the selection of appropriate investments and to meet redemption requests. Cash reserves are generally held in short-term U.S. Government instruments, although non-U.S. Government securities may be held for this purpose from time to time.

          When Oechsle International foresees unusual market risks, the Global Growth Fund may temporarily take a defensive position to attempt to preserve the value of the Portfolio's assets and to reduce portfolio volatility by investing substantially all of such assets in fixed-income securities or cash and cash equivalents. Similarly, if Oechsle International foresees unusual market risks in the international markets, the Global Growth Fund may take a temporary defensive position by investing substantially all of its assets in U.S. securities. In either case, during periods when the Global Growth Fund adopts a defensive position, it may not achieve its objective of long-term capital appreciation.

          Oechsle International seeks to achieve the Global Growth Fund's investment objective of long-term capital appreciation by selecting equity investments based on a two-pronged approach of (i) choosing a limited group of countries with strong and stable national financial markets with total market capitalization in excess of $5 billion, and (ii) identifying a select group of companies in such countries with attractive investment potential and market capitalization of $200 million or more. The following is a brief description of the Oechsle International two-pronged investment approach.

          Country Selection. The Global Growth Fund will seek long-term capital appreciation by emphasizing markets identified as attractive. While the Global Growth Fund is permitted to concentrate its investments in as few as three countries, it is Oechsle International's intention under normal circumstances to attempt to reduce overall portfolio risk through diversification of investments across a limited group of national markets. Diversification provides a prudent method of reducing risk. Opportunities for global investing have broadened in recent years. For example, in 1980 the U.S. stock market capitalization represented approximately 70% of the total world stock market capitalization and by 1990 such share had fallen to approximately 30%.

          Investments generally will be limited to companies in countries where total market capitalization exceeds $5 billion. The Global Growth Fund's focus will normally be on the largest, most liquid international equity markets including, but not limited to, the United States, Japan, the United Kingdom, the Federal Republic of Germany, Canada, France and Italy.

          Security Selection. Investments will generally be made in companies with market capitalizations of at least $200 million. Oechsle International focuses its research effort on exchange listed U.S. companies and a universe of approximately 1,000 non-U.S. companies, most of which are included in either the Morgan Stanley Capital International Europe, Australia and Far East Index or other major international indices. The Global Growth Fund intends to purchase and hold securities for long-term capital appreciation and does not expect to trade for short-term gain.

          As stated above, the Global Growth Fund may invest up to 20% of its assets in fixed-income securities to attempt to take advantage of selected opportunities in the debt markets for long-term capital appreciation. The types of fixed-income securities in which the Global Growth Fund may invest are: (i) debt obligations issued or guaranteed by the U.S. Government or one of its agencies or political subdivisions; (ii) debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions; (iii) debt obligations issued or guaranteed by supranational organizations (e.g., the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank) that are assigned within the four highest bond ratings by Moody's or Standard & Poor's or, if not rated, that are of equivalent investment quality as determined by Oechsle International pursuant to guidelines established by the Trustees; and (iv) corporate debt securities assigned within the three highest bond ratings by Moody's or Standard & Poor's or, if not rated, that are of equivalent investment quality as determined by Oechsle International pursuant to guidelines established by the Trustees of the Fund.

          While bonds carrying the fourth highest quality rating ("Baa" by Moody's or "BBB" by Standard & Poor's) are considered as investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such bonds lack outstanding investment characteristics and have speculative characteristics. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. While the Global Growth Fund will not invest in corporate debt securities rated below "A" by Moody's or Standard & Poor's or debt obligations of supranational organizations rated below "Baa" by Moody's or "BBB" by Standard & Poor's, it is not required to dispose of securities that may be downgraded below such ratings.

          The Global Growth Fund will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus. The ability to diversify its investments among the equity markets in different countries may, however, reduce the overall level of market risk to the extent it may reduce the Global Growth Fund's exposure to a single market.

          Use of Hedging and Other Strategic Transactions. The Global Growth Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions (also referred to derivative transactions)." A "derivative" is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rate or currency exchange rate, security, commodity or other asset). It is not presently anticipated that any of these strategies will be used to a significant degree by the Portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

VALUE EQUITY FUND


The Value Equity Fund was known as the "Growth Fund" prior to February 28, 1996.

          The investment objective of the Value Equity Fund is long-term growth of capital. Growth of income may accompany growth of capital. GSAM manages the Value Equity Fund which will seek to attain its objective by investing under normal circumstances at least 65% of its total assets in equity securities, consisting of common or preferred stocks, including options and warrants. The Value Equity Fund will invest primarily in equity securities that GSAM believes are undervalued in price and whose worth will eventually be recognized by the market.

          The Value Equity Fund will invest primarily in securities listed on national securities exchanges and securities traded in the "over-the-counter" market. Under normal market conditions, the Value Equity Fund may invest up to 35% of its total assets in government securities, short-term debt securities, money market instruments, cash or investment grade bonds (i.e., rated within the four highest bond ratings assigned by Moody's or S&P or, if not rated, determined to be of comparable quality by GSAM). Government securities and investment grade bonds may include mortgage backed securities, asset backed securities and municipal securities. See "U.S. Government Securities Fund" below and "Other Instruments" in the Statement of Additional Information for a description of these securities. When in GSAM's opinion market or economic conditions warrant a temporary defensive posture, the Value Equity Fund may place any portion of its assets in these types of non-equity assets. The lowest rated category of investment grade bonds have some speculative characteristics and instruments with such ratings are subject to greater fluctuations in value than more highly rated instruments as economic conditions change. The Value Equity Fund is not required to dispose of such instruments in the event they are downgraded below investment grade.

          The Value Equity Fund will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus.

          Use of Hedging and Other Strategic Transactions. The Value Equity Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

GROWTH AND INCOME FUND

          The investment objective of the Growth and Income Fund is to provide long-term growth of capital and income consistent with prudent investment risk.

          Wellington Management manages the Growth and Income Fund and seeks to achieve the Portfolio's objective by investing primarily in a diversified portfolio of common stocks of U.S. issuers which Wellington Management believes are of high quality. Wellington Management believes that high quality is evidenced by a leadership position within an industry, a strong or improving balance sheet, relatively high return on equity, steady or increasing dividend payout, and strong management skills. The Growth and Income Fund's investments will primarily emphasize dividend paying stocks of larger companies. The Growth and Income Fund may also invest in securities convertible into or which carry the right to buy common stocks, including those convertible securities issued in the Euromarket; preferred stocks; and marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars), if such marketable debt securities of domestic issuers and foreign issuers are rated at the time of purchase "A" or better by Moody's or S&P or, if unrated, deemed to be of equivalent quality in Wellington Management's judgment. When market or financial conditions warrant a temporary defensive posture, the Growth and Income Fund may, in order to reduce risk and achieve attractive total investment return, invest in securities which are authorized for purchase by the Investment Quality Bond Fund or the Money Market Fund. The Subadviser expects that under normal market conditions, the Growth and Income Fund's portfolio will consist primarily of equity securities.

          Investments will be selected on the basis of fundamental analysis to identify those securities that, in Wellington Management's judgment, provide the potential for long-term growth of capital and income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside of the United States, Wellington Management will also monitor and evaluate the economic and political climate and the principal securities markets of the country in which each company is located.

          The Growth and Income Fund will invest primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities traded in the "over-the-counter" market.

          The Growth and Income Fund will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus.

          Use of Hedging and Other Strategic Transactions. The Growth and Income Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." However, it is not presently anticipated that any of these strategies will be used to a significant degree by the Portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

INTERNATIONAL GROWTH AND INCOME FUND

          The investment objective of the International Growth and Income Fund is to seek long-term growth of capital and income. The Portfolio is designed for investors with a long-term investment horizon who want to take advantage of investment opportunities outside the United States.

          J.P. Morgan manages the International Growth and Income Fund and will seek to achieve the Portfolio's investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The Portfolio will focus primarily on the common stock of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. For this purpose, a developed country is any country included in the MSCI World Index. The countries currently included in this Index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and the U.S. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities. See "RISK FACTORS -- Foreign Securities." Under normal circumstances, the International Growth and Income Fund expects to invest primarily in equity securities. However, the Portfolio may invest up to 35% of its assets in debt obligations of corporate, sovereign issuers or supranational organizations rated A or higher by Moody's or S&P, or if unrated, of equivalent credit quality as determined by the Subadviser. See "Strategic Income Fund" below for additional information on supranational organizations. Under normal circumstances, the Portfolio will be invested approximately 85% in equity securities and 15% in fixed income securities. J.P. Morgan may allocate the Portfolio's investment in these asset classes in a manner consistent with the Portfolio's investment objective and current market conditions. Using a variety of analytical tools, J.P. Morgan assesses the relative attractiveness of each asset class and determines an optimal allocation between them. Yields on non-U.S. equity securities tend to be lower than those on equity securities of U.S. issuers. Therefore, current income from the Portfolio may not be as high as that available from a portfolio of U.S. equity securities.

          In pursuing the International Growth and Income Fund's objective, J.P. Morgan will actively manage the assets of the Portfolio through country allocation and stock valuation and selection. Based on fundamental research, quantitative valuation techniques and experienced judgment, J.P. Morgan uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States. This universe is typically represented by the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index").

          Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within industry sectors according to their relative value. Based on this valuation, J.P. Morgan selects the securities which appear the most attractive for the Portfolio. J.P. Morgan believes that under normal market conditions, industrial sector weightings generally will be similar to those of the EAFE index.

          Finally, J.P. Morgan actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the International Growth and Income Fund's market value. Through the use of forward foreign currency exchange contracts, J.P. Morgan will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies that the Subadviser deems unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors and the judgment of a team of experienced currency managers.

          The International Growth and Income Fund intends to manage its portfolio actively in pursuit of its investment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. See "GENERAL INFORMATION -- Taxes." To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs.

          The International Growth and Income Fund may also invest in securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities and purchase certain privately placed securities. See "RISK FACTORS."

          The International Growth and Income Fund may make money market investments pending other investments or settlement or for liquidity purposes. In addition, when J.P. Morgan believes that investing for defensive purposes is appropriate, such as during periods of unusual or unfavorable market or economics conditions, up to 100% of the Portfolio's assets may be temporarily invested in money market instruments. The money market investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements, as described below under "Money Market Fund."

          The International Growth and Income Fund will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. The ability to diversify its investments among the equity markets of different countries may, however, reduce the overall level of market risk to the extent it may reduce the Portfolio's exposure to a single market. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus.

          Use of Hedging and Other Strategic Transactions. The International Growth and Income Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions". With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the Portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

ASSET ALLOCATION FUND

          The investment objective of the Asset Allocation Fund is to obtain the highest total return consistent with a moderate level of risk tolerance. The Asset Allocation Fund is designed for:

          * The investor who wants to maximize total return potential, but lacks the time, temperament or expertise to do so effectively;

          * The investor who does not want to monitor the financial markets in order to make periodic exchanges among Portfolios;

          * The investor who wants the opportunity to improve on the return of an income-oriented investment program, but wants to take advantage of the risk management features of the Asset Allocation Fund; and

          * Retirement program fiduciaries who have a responsibility to limit risk in a meaningful way, while seeking the highest potential total return.

          The Asset Allocation Fund may invest in a combination of equity, fixed-income and money market securities. GSAM manages the Asset Allocation Fund and the amount of the Portfolio's assets invested in each category of securities is dependent upon GSAM's judgment as to what percentage of the Portfolio's assets in each category will contribute to the limitation of risk and the achievement of its investment objective. GSAM reserves complete discretion to determine the allocations among the categories of securities.

          GSAM attempts to limit the maximum amount of decline in value the Portfolio incurs under very adverse market conditions to a moderate level of risk tolerance, defined as a 10% decline over a twelve month period. Very adverse market conditions are defined as a substantial increase in long-term interest rates accompanied by a similarly substantial decline in one or more commonly-followed stock market indices over a twelve month period. Of course, GSAM cannot predict with certainty when very adverse market conditions will arise. Consequently, GSAM must manage the Asset Allocation Fund under all market conditions with a view toward limiting risk and Portfolio decline should very adverse market conditions arise. GSAM will invest the Asset Allocation Fund's assets to attempt to give the Portfolio a substantial participation in favorable equity and bond markets, although the expected total return will not necessarily exceed the best returns available from either of those markets. When market conditions deteriorate (and the probability of very adverse market conditions rises), GSAM will give greater emphasis to fixed-income securities and money market instruments in an effort to limit overall declines in portfolio value. There can be no assurance that actual declines in portfolio value will not exceed the 10% limitation set forth above.

          The types and characteristics of equity securities to be purchased by the Asset Allocation Fund are set forth above in the discussion of investment objectives and policies for the Value Equity Fund; the types and characteristics of the fixed-income securities to be purchased are set forth below in the discussion of the investment objective and policies for the Investment Quality Bond and U.S. Government Securities Funds (the Asset Allocation Fund is not, however, authorized to invest in non-investment grade securities as is the Investment Quality Bond Fund); and the types and characteristics of the money market securities to be purchased are set forth below in the discussion of the investment objective and policies of the Money Market Fund. In addition to these securities, the Asset Allocation Fund may also invest in municipal obligations. See "National Municipal Bond Fund" below for a description of these securities. Potential investors should review the discussions therein when considering an investment in shares of the Asset Allocation Fund.

          The Asset Allocation Fund will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus.

          Use of Hedging and Other Strategic Transactions. The Asset Allocation Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

STRATEGIC INCOME FUND

          The investment objective of the Strategic Income Fund is to seek a high level of total return consistent with preservation of capital.

          The Strategic Income Fund seeks to achieve its objective by giving its Subadviser, SBAM, broad discretion to deploy the Strategic Income Fund's assets among certain segments of the fixed-income market as SBAM believes will best contribute to the achievement of the Portfolio's objective. At any point in time, SBAM will deploy the Portfolio's assets based on SBAM's analysis of current economic and market conditions and the relative risks and opportunities present in the following market segments: U.S. Government obligations, investment grade domestic corporate debt, high yield corporate debt securities, mortgage-backed securities and investment grade and high yield international debt securities. SBAM is an affiliate of Salomon Brothers Inc ("SBI"), and in making investment decisions is able to draw on the research and market expertise of SBI with respect to fixed-income securities. In addition, SBAM has entered into a subadvisory consulting agreement with its London based affiliate, Salomon Brothers Asset Management Limited ("SBAM Limited") pursuant to which SBAM Limited will provide certain advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Portfolio.

          In pursuing the Strategic Income Fund's investment objective, the Portfolio reserves the right to invest without limitation in lower-rated securities, commonly known as "junk bonds." (i.e., rated "B" or below by Moody's (Moody's lowest rating is C, See Appendix I.) or "BB" or below by S&P(S&P lowest rating is D, see Appendix I.), or if unrated, of comparable quality as determined by SBAM). No minimum rating standard is required for a purchase by the Portfolio. Investments of this type involve comparatively greater risks, including price volatility and risk of default in the payment of
interest and principal, than higher-quality securities.   Although the
Portfolio's Subadviser has the ability to invest up to 100% of the Portfolio's assets in lower-rated securities, the Portfolio's Subadviser does not anticipate investing in excess of 75% of the Portfolio's assets in such securities. Purchasers should carefully assess the risks associated with an investment in this Portfolio. See "RISK FACTORS -- High Yield/High Risk Securities."

          SBAM will determine the amount of assets to be allocated to each type of security in which it invests based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. In making this determination, SBAM will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. In performing quantitative analysis, SBAM will employ prepayment analysis and option adjusted spread technology to evaluate mortgage securities, mean variance optimization models to evaluate international debt securities, and total rate of return analysis to measure relative risks and opportunities in other fixed-income markets. Economic factors considered will include current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities will further be influenced by current and expected currency relationships and political and sovereign factors. The Portfolio's assets may not always be allocated to the highest yielding securities if SBAM feels that such investments would impair the Portfolio's ability to preserve shareholder capital. SBAM will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Portfolio does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed-income security.

          In addition, SBAM will have discretion to select the range of maturities of the various fixed-income securities in which the Portfolio invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

          The types and characteristics of the U.S. Government obligations, mortgage-backed securities, investment grade corporate debt securities and investment grade international debt securities to be purchased by the Portfolio are set forth in the discussion of investment objectives and policies for the Investment Quality Bond and U.S. Government Securities Funds, and in the section entitled "OTHER INSTRUMENTS" in the Statement of Additional Information; and the types and characteristics of the money market securities to be purchased are set forth in the discussion of investment objectives and policies of the Money Market Fund. Potential investors should review the discussion therein in considering an investment in shares of the Strategic Income Fund. As described below, the Strategic Income Fund may also invest in high yield domestic and foreign debt securities.

          The Strategic Income Fund may also invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions and debt obligations issued or guaranteed by supranational organizations. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi-national currency units.

          The Strategic Income Fund currently intends to invest substantially all of its assets in fixed-income securities. In order to maintain liquidity, however, the Strategic Income Fund may invest up to 20% of its assets in high-quality short-term money market instruments. If at some future date, in the opinion of SBAM, adverse conditions prevail in the market for fixed-income securities, the Strategic Income Fund for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

          As discussed above, the Strategic Income Fund may invest in U.S. dollar-denominated securities issued by domestic issuers that are rated below investment grade or, if unrated, determined by SBAM to be of comparable quality. Although SBAM does not anticipate investing in excess of 75% of the Strategic Income Fund's assets in domestic and developing country debt securities that are rated below investment grade, the Strategic Income Fund may invest a greater percentage in such securities when, in the opinion of SBAM, the yield available from such securities outweighs their additional risks. By investing a portion of the Strategic Income Fund's assets in securities rated below investment grade, as well as through investments in mortgage securities and international debt securities, as described below, SBAM expects to provide investors with a higher yield than a high-quality domestic corporate bond fund while at the same time presenting less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Strategic Income Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P). See "RISK FACTORS -- High Yield/High Risk Securities -- General."

          In light of the risks associated with high yield corporate and sovereign debt securities, SBAM will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these will typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. SBAM will also review the ratings, if any, assigned to the security by any recognized rating agencies, although SBAM's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Strategic Income Fund's ability to achieve its investment objective may be more dependent on SBAM's credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody's and S&P is set forth in Appendix I to this Prospectus.

          The high yield sovereign debt securities in which the Strategic Income Fund may invest are U.S. dollar-denominated and non-dollar-denominated debt securities, including Brady Bonds, that are issued or guaranteed by governments or governmental entities of developing and emerging countries. SBAM expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the Portfolio is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. SBAM anticipates that the Portfolio's initial investments in sovereign debt will be concentrated in Latin American countries, including Mexico and Central and South American and Caribbean countries. SBAM expects to take advantage of additional opportunities for investment in the debt of North African countries, such as Nigeria and Morocco, Eastern European countries, such as Poland and Hungary, and Southeast Asian countries, such as the Philippines. Sovereign governments may include national, provincial, state, municipal or other foreign governments with taxing authority. Governmental entities may include the agencies and instrumentalities of such governments, as well as state-owned enterprises. For a more detailed discussion on high yield sovereign debt securities, see "OTHER INSTRUMENTS -- 5. High Yield/High Risk Foreign Sovereign Debt Securities" in the Statement of Additional Information.

          The Strategic Income Fund will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the captions "RISK FACTORS -- High Yield/High Risk Securities" and "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus. The ability to spread its investments among the fixed-income markets in a number of different countries may, however, reduce the overall level of market risk to the extent it may reduce the Strategic Income Fund's exposure to a single market.

          Use of Hedging and Other Strategic Transactions. The Strategic Income Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the Portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

INVESTMENT QUALITY BOND FUND

          The investment objective of the Investment Quality Bond Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity.

          Wellington Management manages the Investment Quality Bond Fund and seeks to achieve its objective by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. Investment management will emphasize sector analysis, which focuses on relative value and yield spreads among security types and among quality, issuer, and industry sectors, call protection and credit research. Credit research on corporate bonds is based on both quantitative and qualitative criteria established by Wellington Management, such as an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Wellington Management will attempt to maintain a high, steady and possibly growing income stream.

          At least 65% of the Investment Quality Bond Fund's assets will be invested in the following types of bonds:

          * marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P or, if unrated, of comparable quality as determined by Wellington Management; and

          * securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities (described below under U.S. Government Securities Fund).

          The balance of the Investment Quality Bond Fund's investments may include: domestic and foreign debt securities rated below "A" by Moody's and S&P (and unrated securities of comparable quality as determined by Wellington Management), preferred stocks, convertible securities (including those issued in the Euromarket) and securities carrying warrants to purchase equity securities, privately placed debt securities, asset-backed securities and privately issued mortgage securities. The Portfolio may also invest in cash or cash equivalent securities which are authorized for purchase by the Money Market Fund. At least 65% of the Investment Quality Bond Fund's assets will be invested in bonds and debentures .

          In pursuing its investment objective, the Investment Quality Bond Fund may invest up to 20% of its assets in domestic and foreign high yield corporate and government debt securities, commonly known as "junk bonds" (i.e., rated "B" or below by Moody's (Moody's lowest rating is "C", See Appendix I) or "BB" or below by S&P (S&P's lowest rating is "D", See Appendix I), or if unrated, of comparable quality as determined by Wellington Management). No minimum rating standard is required for a purchase by the Portfolio. The high yield sovereign debt securities in which the Portfolio will invest are described above under "Strategic Income Fund." Domestic and foreign high yield debt securities involve comparatively greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities. See "RISK FACTORS -- High Yield/High Risk Securities."

          The Investment Quality Bond Fund may also invest in debt securities carrying the fourth highest quality rating ("Baa" by Moody's or "BBB" by S&P) and unrated securities of comparable quality as determined by Wellington Management. While such securities are considered investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. While the Investment Quality Bond Fund may only invest up to 20% of its assets in bonds rated below "Baa" by Moody's or "BBB" by S&P (or, if unrated, of comparable quality as determined by Wellington Management) at the time of investment, it is not required to dispose of downgraded bonds that cause the Investment Quality Bond Fund to exceed this 20% maximum.

          The Investment Quality Bond Fund will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus. The Investment Quality Bond Fund may also invest in forward commitments and warrants. See "RISK FACTORS -- Warrants" and "-- When-Issued Securities ("Forward Commitments")."

          Use of Hedging and Other Strategic Transactions. The Investment Quality Bond Fund is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

U.S. GOVERNMENT SECURITIES FUND

          The investment objective of the U.S. Government Securities Fund is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. SBAM manages the U.S. Government Securities Fund and seeks to attain its objective by investing under normal circumstances 100% of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The securities in which the U.S. Government Securities Fund may invest are:

          (1) mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA"), popularly known as "Ginnie Maes," that are supported by the full faith and credit of the U.S. Government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

          (2)  U.S. Treasury obligations;

          (3) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

          (4) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

          (5) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed
(i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

          The mortgage-backed securities in which the U.S. Government Securities Fund invests represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities of the U.S. Government. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the U.S. Government Securities Fund and not to the purchase of shares of the Portfolio.

          Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

          The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the U.S. Government Securities Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if any of these mortgage-backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

          Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the U.S. Government Securities Fund of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.

          While the Portfolio seeks a high level of current income, it cannot invest in instruments such as lower grade corporate obligations which offer higher yields but are subject to greater risks. The Portfolio will not knowingly invest in a high risk mortgage security. The term "high risk mortgage security" is defined generally as any mortgage security that exhibits greater price volatility than a benchmark security, the Federal National Mortgage Association current coupon 30-year mortgage-backed pass through security. Shares of the Portfolio are neither insured nor guaranteed by the U.S. Government, its agencies or instrumentalities.

          In order to make the U.S. Government Securities Fund an eligible investment for federal credit unions ("FCUs"), federal savings and loan institutions and national banks, the Portfolio will invest in U.S. Government securities that are eligible for investment by such institutions without limitation, and will also generally be managed so as to qualify as an eligible investment for such institutions. The Portfolio will comply with all investment limitations applicable to FCUs including (i) the requirement that a FCU may only purchase collateralized mortgage obligations which would meet the high risk securities test of Part 703 of the National Credit Union Administration Rules and Regulations or would be held solely to reduce interest rate risk and (ii) the requirement that a FCU may not purchase zero coupon securities having maturities greater than ten years.

          Use of Hedging and Other Strategic Transactions. The U.S. Government Securities Fund is not currently authorized to use any of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." However, such strategies may be used in the future by the Portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

NATIONAL MUNICIPAL BOND FUND

          The National Municipal Bond Fund's investment objective is to achieve a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital, by investing primarily in a portfolio of municipal obligations. SBAM manages the National Municipal Bond Fund and as a matter of fundamental policy, the Portfolio will invest under normal circumstances, at least 80% of its net assets in municipal obligations the interest on which is exempt from regular federal income tax. A portion of the Portfolio's dividends paid in respect of its shares may be subject to the federal alternative minimum tax. For a discussion on taxation of the National Municipal Bond Fund, see "GENERAL INFORMATION -- National Municipal Bond Fund -- Taxation."

          The Portfolio will not invest in municipal obligations that are rated below investment grade at the time of investment. However, the Portfolio may retain in its portfolio a municipal obligation whose rating drops below "Baa" or "BBB" after its acquisition by the Portfolio, if SBAM considers the retention of such obligation advisable. The Portfolio intends to emphasize investments in municipal obligations with long-term maturities and expects to maintain an average portfolio maturity of 20 to 30 years and an average portfolio duration of 8 to 11 years. The average portfolio maturity and duration, however, may be shortened from time to time depending on market conditions.

          The types of obligations in which the National Municipal Bond Fund may invest include the following:

          MUNICIPAL BONDS

          The Portfolio may invest in municipal bonds that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P or Fitch, or determined by SBAM to be of comparable quality. The four highest ratings currently assigned by Moody's to municipal bonds are "Aaa", "Aa", "A" and "Baa"; the four highest ratings assigned by S&P and Fitch to municipal bonds are "AAA", "AA", "A" and "BBB". A more complete description of the debt security ratings used by the Portfolio assigned by Moody's, S&P and Fitch is included in Appendix I to this Prospectus.

          Although municipal obligations rated in the fourth highest rating category by Moody's (i.e., "Baa") or S&P or Fitch (i.e., "BBB") are considered investment grade, they may be subject to greater risks than other higher rated investment grade securities. Municipal obligations rated "Baa" by Moody's, for example, are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics as well. Municipal obligations rated "BBB" by S&P and Fitch are regarded as having an adequate capacity to pay principal and interest.

          Municipal bonds are debt obligations that are typically issued to obtain funds for various public purposes, such as construction of public facilities (e.g., airports, highways, bridges and schools). Municipal bonds at the time of issuance are generally long-term securities with maturities of as much as twenty years or more, but may have remaining maturities of shorter duration at the time of purchase by the Portfolio.

          MUNICIPAL NOTES

          The Fund may invest in municipal notes rated at the time of purchase "MIG1", "MIG2" (or "VMIG-1" or "VMIG-2", in the case of variable rate demand notes), "P-2" or better by Moody's, "SP-2", "A-2" or better by S&P, or "F-2" or better by Fitch, or if not rated, determined by SBAM to be of comparable quality.

          Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes generally have maturities at the time of issuance of three years or less. Municipal notes that may be purchased by the Portfolio include, but are not limited to:

          Tax Anticipation Notes. Tax anticipation notes ("TANs") are sold as interim financing in anticipation of collection of taxes. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such factors as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

          Bond Anticipation Notes. Bond anticipation notes ("BANs") are sold as interim financing in anticipation of a bond sale. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

          Revenue Anticipation Notes. Revenue anticipation notes ("RANs") are sold as interim financing in anticipation of receipt of other revenues. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs.

          TANs, BANs and RANs are usually general obligations of the issuer.

          MUNICIPAL COMMERCIAL PAPER

          The Portfolio may also purchase municipal commercial paper that is rated at the time of purchase "P-2" or better by Moody's, "A-2" or better by S&P, or "F-2" or better by Fitch, or if not rated, determined by SBAM to be of comparable quality.

          Municipal commercial paper that may be purchased by the Portfolio consists of short term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, note repurchase agreement or other credit facility agreement offered by banks or other institutions.

          CHARACTERISTICS OF MUNICIPAL OBLIGATIONS

          Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal obligations that may be held by the Portfolio are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. In addition, the interest on private activity bonds issued after August 7, 1986 is subject to the federal alternative minimum tax. The Portfolio will not be restricted with respect to the proportion of its assets that may be invested in such obligations. Accordingly, the Portfolio may not be a suitable investment vehicle for individuals or corporations that are subject to the federal alternative minimum tax.

          The National Municipal Bond Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.

          In addition, the Portfolio may invest in municipal lease obligations ("MLOs"). MLOs are not fully backed by the municipality's credit and their interest may become taxable if the lease is assigned. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the MLO and loss to the Portfolio. SBAM intends to invest more than 5% of the Portfolio's net assets in municipal lease obligations and the Trustees of the Fund have established procedures the Subadviser will use to examine certain factors in evaluating the liquidity of such obligations. These factors include (i) the frequency of trades and quotes for the MLO; (ii) the number of dealers willing to purchase or sell such MLO and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the MLO; (iv) the nature of the MLO and the nature of the marketplace trades (e.g., the time needed to dispose of the security and the method of soliciting
 ----
offers); (v) the nature of the offering of such MLO (e.g., the size of the issue
                                                     ----
and the number of anticipated holders); (vi) the ability of the MLO to maintain its marketability throughout the time the instrument is held in the Portfolio; and (vii) other factors, if any, which SBAM deems relevant to determining the existence of a trading market for such MLO. The Portfolio also may invest in resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

          OTHER PERMITTED INVESTMENTS

          The Portfolio currently intends to invest substantially all of its assets in obligations the interest on which is exempt from regular federal income taxes. However, in order to maintain liquidity, the Portfolio may invest up to 20% of its assets in taxable obligations, including taxable high-quality short-term money market instruments. The Portfolio may invest in the following taxable high-quality short-term money market instruments: obligations of the U.S. Government or its agencies or instrumentalities; commercial paper of issuers rated, at the time of purchase, "A-2" or better by S&P, "P-2" or better by Moody's, or "F-2" or better by Fitch or which if unrated, in the opinion of SBAM, are of comparable quality; certificates of deposit, bankers' acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repurchase agreements with respect to such obligations.

          If at some future date, in the opinion of SBAM, adverse conditions prevail in the market for obligations the interest on which is exempt from regular federal income taxes, the Portfolio may invest its assets without limit in taxable high-quality short-term money market instruments. Dividends paid by the Portfolio that are attributable to interest derived from taxable money market instruments will be taxable to investors.

          From time to time, the Portfolio may invest more than 25% of its assets in obligations whose interest payments are from revenues of similar projects (such as utilities or hospitals) or whose issuers share the same geographic location. As a result, the Portfolio may be more susceptible to a single economic, political or regulatory development than would a portfolio of securities with a greater variety of issuers. These developments include proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products.

          Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Portfolio nor SBAM will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

          ADDITIONAL INVESTMENT ACTIVITIES

          Floating and Variable Rate Obligations. Certain of the obligations that the National Municipal Bond Fund may purchase may have a floating or variable rate of interest. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Portfolio may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument or to a third party at par value prior to maturity. Such obligations include variable rate demand notes, which are instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

          Participation Certificates. The instruments that may be purchased by the Portfolio include participation certificates issued by a bank, insurance company or other financial institution in obligations owned by such institutions or affiliated organizations that may otherwise be purchased by the Portfolio. A participation certificate gives the Portfolio an undivided interest in the underlying obligations in the proportion that the Portfolio's interest bears to the total principal amount of such obligations. Certain of such participation certificates may carry a demand feature that would permit the holder to tender them back to the issuer or to a third party prior to maturity.

          Variable Rate Auction Securities and Inverse Floaters. The National Municipal Bond Fund may invest in variable rate auction securities and inverse floaters which are instruments created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on the variable rate auction portion reflects short-term interest rates, while the interest rate on the inverse floater portion is typically higher than the rate available on the original fixed-rate bond. Changes in the interest rate paid on the portion of the issue relative to short-term interest rates inversely affect the interest rate paid on the latter portion of the issue. The latter portion therefore is subject to greater price volatility than the original fixed-rate bond. Since the market for these instruments is new, the holder of one portion may have difficulty finding a ready purchaser. Depending on market availability, the two portions may be recombined to form a fixed-rate municipal bond.

          USE OF HEDGING AND OTHER STRATEGIC TRANSACTIONS

          The National Municipal Bond Fund is currently authorized to use only certain of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." Specifically, the Portfolio may purchase or sell futures contracts on (a) debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds and Treasury Notes and (b) municipal bond indices. Currently, at least one exchange trades futures contracts on an index of long-term municipal bonds, and the Portfolio reserves the right to conduct futures transactions based on an index which may be developed in the future to correlate with price movements in municipal obligations. It is not presently anticipated that any of these strategies will be used to a significant degree by the Portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

MONEY MARKET FUND

          The investment objective of the Money Market Fund is to obtain maximum current income consistent with preservation of principal and liquidity as is
available from short-term investments.   Wellington Management manages the Money
Market Fund and seeks to achieve this objective by investing in high quality, U.S. dollar-denominated money market instruments of the following types:

          (1) obligations issued or guaranteed as to principal or interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (hereinafter "U.S. Government securities");

          (2) certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Savings Association Insurance Fund);

          (3) commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by S&P) or, if not rated, is issued by a company which Wellington Management, acting pursuant to guidelines established by the Trustees, has determined to be of minimal credit risk and comparable quality;

          (4) corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by S&P);

          (5) short-term obligations issued by state and local governmental issuers;

          (6) obligations of foreign governments, including Canadian and Provincial Government and Crown Agency Obligations;

          (7) securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to arrangements for credit enhancement or for shortening effective maturity; and

          (8) repurchase agreements with respect to any of the foregoing obligations (without limitation).

          Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Money Market Fund and the note issuer, and Wellington Management will monitor the creditworthiness of the issuer and its earning power and cash flow, and will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

          The Money Market Fund will invest only in U.S. dollar-denominated instruments. All of the Money Market Fund's investments will mature in 397 days or less and the Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of its investments, the Money Market Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. Due to the short maturities of its investments, the Money Market Fund will tend to have a lower yield than, and the value of its underlying investments will be less volatile than the investments of, portfolios that invest in longer-term securities. In addition, the Money Market Fund will invest only in securities the Trustees determine to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the 1940 Act. Generally, eligible securities must be rated by a NRSRO in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Fund also intends to maintain a stable per share net asset value of $1.00, although there is no assurance that it will be able to do so.

          The Money Market Fund will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus.

          Use of Hedging and Other Strategic Transactions. The Money Market Fund is not authorized to use any of the various investment strategies referred to under "RISK FACTORS --Hedging and Other Strategic Transactions."

                          ____________________________

          The portfolio turnover rate of each of the Fund's Portfolios may vary from year to year, as well as within a year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Portfolio. See "PORTFOLIO TURNOVER" in the Statement of Additional Information.

          The ability of the U.S. Government Securities Fund to provide a high level of current income and the ability of the Money Market Fund to obtain maximum current income is restrained because that Portfolio invests predominantly in U.S. Government bonds; debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and U.S. dollar-denominated money market instruments, respectively.

                                  RISK FACTORS


INVESTMENT RESTRICTIONS GENERALLY

          The Fund is subject to a number of restrictions in pursuing its investment objectives and policies. Such restrictions generally serve to limit investment practices that may subject the Fund to investment and market risk. The following is a brief summary of certain restrictions that may be of interest to investors. Some of these restrictions are subject to exceptions not stated here. Such exceptions and a complete list of the investment restrictions applicable to the individual Portfolios and to the Fund are set forth in the Statement of Additional Information under the caption "INVESTMENT RESTRICTIONS."

          Except for the restrictions specifically identified as fundamental, all investment restrictions described in this Prospectus and in the Statement of Additional Information are not fundamental, so that the Trustees of the Fund may change them without shareholder approval. Fundamental policies may not be changed without the affirmative vote of a majority of the outstanding voting securities.

          Fundamental policies applicable to all Portfolios include prohibitions on (i) investing more than 25% of the total assets of any Portfolio in the securities of issuers having their principal activities in any particular industry (with exceptions for U.S. Government securities and, with respect to the Money Market Fund, obligations of domestic branches of U.S. banks, and with respect to the National Municipal Bond Fund, obligations issued or guaranteed by any state or territory, and possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions) (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by a Portfolio); (ii) borrowing money, except for temporary or emergency purposes (but not for leveraging) and then not in excess of 33 1/3% of the value of the total assets of the Portfolio at the time the borrowing is made (as a nonfundamental investment policy a Portfolio will not purchase additional securities at any time its borrowings exceed 5% of total assets) and except in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions, and (iii) purchasing securities of any issuer if the purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by a Portfolio, except that up to 25% of the value of each Portfolio's total assets (except the Money Market Fund) may be invested without regard to this restriction.

          Restrictions that apply to all Portfolios and that are not fundamental include prohibitions on (i) knowingly investing more than 10% of the net assets of any Portfolio in "illiquid" securities (including repurchase agreements maturing in more than seven days but excluding master demand notes), (ii) pledging, hypothecating, mortgaging or transferring more than 10% of the total assets of any Portfolio as security for indebtedness, and (iii) purchasing securities of other investment companies, other than in connection with a merger, consolidation or reorganization, if the purchase would cause more than 10% of the value of a Portfolio's total assets to be invested in investment company securities.

          Finally, the Money Market Fund is subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, the Money Market Fund will, among other things, not purchase the securities of any issuer if it would cause (i) more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase, (ii) more than 5% of its total assets to be invested in "second tier securities," as defined by Rule 2a-7, or (iii) more than the greater of $1 million or 1% of its total net assets to be invested in the second tier securities of that issuer.

HIGH YIELD/HIGH RISK SECURITIES

          GENERAL. The Strategic Income Fund may invest without limitation, and the Investment Quality Bond Fund may invest up to 20% of its assets, in "high yield" securities (commonly known as "junk bonds"). In addition, the International Small Cap Fund may invest in Brady Bonds. The International Small Cap and the Growth Equity Funds may also invest in "high yield" securities to the extent described above under the description of each portfolio. Securities rated below investment grade and comparable unrated securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also involve greater risks than higher rated securities. Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Certain of the debt securities in which the Strategic Income and Investment Quality Bond Funds may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P). These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Strategic Income and Investment Quality Bond Funds with a commensurate effect on the value of the Portfolio's shares. The Strategic Income Fund may invest without limitation in high yield debt securities, and accordingly, it should not be considered as a complete investment program for all investors.

          Because the Strategic Income and Investment Quality Bond Funds will invest primarily in fixed-income securities, the net asset value of each Portfolio's shares can be expected to change as general levels of interest rates fluctuate, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.

          The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield debt securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on a Fund's ability to dispose of particular portfolio investments and may limit the ability of those Portfolios to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If a Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult for the Board of Trustees to value such Portfolio's investment portfolio and the Fund's Trustees may have to use a greater degree of judgment in making such valuations. Less liquid secondary markets may also affect a Portfolio's ability to sell securities at their fair value. In addition, each Portfolio may invest up to 10% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a Portfolio's assets invested in illiquid securities may increase.

          CORPORATE DEBT SECURITIES. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The current economic recession has resulted in default levels in excess of historic averages.

          FOREIGN SOVEREIGN DEBT SECURITIES. Investing in foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which these Portfolios may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

          The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

          As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, the Strategic Income or Investment Quality Bond Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

          Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Portfolios may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

          In addition to high yield foreign sovereign debt securities, the Strategic Income and Investment Quality Bond Funds may also invest in investment grade foreign securities. For a discussion of such securities and their associated risks, see "Foreign Securities" below.

FOREIGN SECURITIES

          Each of the Funds except the U.S. Government Securities and the National Municipal Bond Fund may invest up to 20% (100% in the case of the International Small Cap, Global Growth, International Growth and Income and Strategic Income Funds) of its total assets in securities of foreign issuers. (In the case of the Small/Mid Cap Fund, ADRs and U.S. dollar denominated securities are not included in this 20% limitation.) Such foreign securities may be denominated in foreign currencies, except with respect to the Money Market Fund which may only invest in U.S. dollar-denominated securities of foreign issuers. The types of foreign securities in which the Money Market Fund may invest are set forth above under "INVESTMENT PORTFOLIOS - Money Market Fund." The U.S. Government Securities and National Municipal Bond Fund may not invest in foreign securities.

          Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, debt securities issued by foreign governments, corporations and supranational organizations, and American Depository Receipts, European Depository Receipts and Global Depository
Receipts.   ("ADRs", "EDRs" and "GDRs", respectively).  ADRs are U.S. dollar-
denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities. ADRs in which the Portfolios may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. Each of the Portfolios, except for the Global Growth and

Strategic Income Funds, anticipates that its foreign investments will consist primarily of ADRs that are regularly traded on recognized U.S. exchanges or in the U.S. "over-the-counter" market.

          Foreign securities may be subject to foreign government taxes which reduce their attractiveness. See "GENERAL INFORMATION -- Taxes." In addition, investing in securities denominated in foreign currencies and in the securities of foreign issuers, particularly non-governmental issuers, involves risks which are not ordinarily associated with investing in domestic issuers. These risks include political or economic instability in the country involved and the possibility of imposition of currency controls. Since certain Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the Portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are, in turn, affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Portfolios may incur transaction charges in exchanging foreign currencies.

          There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements which are generally less extensive than the requirements applicable to domestic issuers. Foreign stock markets (other than Japan) have substantially less volume than the U.S. exchanges and securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. These risks are heightened in the case of emerging markets. There is frequently less governmental regulation of exchanges, broker-dealers and issuers than in the United States, and brokerage costs may be higher. In addition, investments in foreign companies may be subject to the possibility of nationalization, withholding of dividends at the source, expropriation or confiscatory taxation, currency blockage, political or economic instability or diplomatic developments that could adversely affect the value of those investments. Finally, in the event of a default on any foreign obligation, it may be difficult for the Fund to obtain or to enforce a judgment against the issuer.

          Foreign markets, especially emerging markets, may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in values of the portfolio securities or, if the Portfolio has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

          In addition to the foreign securities listed above, the Strategic Income and Investment Quality Bond Funds may also invest in foreign sovereign debt securities, which involve certain additional risks. See "RISK FACTORS -- High Yield/High Risk Securities -- Foreign Sovereign Debt Securities" above.


WARRANTS

          Subject to certain restrictions, each of the Portfolios except the National Municipal Bond and Money Market Funds may purchase warrants, including warrants traded independently of the underlying securities. It is a non-fundamental investment restriction of each Portfolio not to purchase warrants if as a result that Portfolio would then have more than 10% of its total net assets invested in warrants, or if more than 5% of the value of the Portfolio's total net assets would be invested in warrants which are not listed on a recognized United States or foreign stock exchange, except for warrants included in units or attached to other securities.

LENDING PORTFOLIO SECURITIES

          To attempt to increase its income, each Portfolio may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Portfolio and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of loaned securities on a daily basis. As with any extensions of credit, there may be risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Subadvisers to be creditworthy.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

          In order to help ensure the availability of suitable securities, each of the Portfolios may purchase debt securities on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered to the Portfolio at a future date, which may be a month or more after the date of commitment (referred to as "forward commitments"). It is expected that, under normal circumstances, a Portfolio purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the Portfolio may sell the securities before the settlement date, if such action is deemed advisable. In general, a Portfolio does not pay for the securities or start earning interest on them until the purchase of the obligation is scheduled to be settled, but it does, in the meantime, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a Portfolio will establish a segregated account consisting of cash or liquid high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Portfolio's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Portfolio may purchase when-issued or forward delivery securities. Except as may be imposed by these factors, there is no limit on the percentage of a Portfolio's total assets that may be committed to such transactions.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

          Individual Portfolios may be authorized to use a variety of investment strategies described below for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the Portfolio. The description in this Prospectus of each Portfolio indicates which, if any, of these types of transactions may be used by the Portfolio. Although these strategies are regularly used by some investment companies and other institutional investors, it is not presently anticipated that any of these strategies will be used to a significant degree by any Portfolio unless otherwise specifically indicated in the description of the Portfolio contained in this Prospectus. Limitations on the portion of a Portfolio's assets that may be used in connection with the investment strategies described below are set out in the Statement of Additional Information.

          Subject to the constraints described above, an individual Portfolio may (if and to the extent so authorized) purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, index futures contracts, financial futures contracts and fixed-income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions (collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions"). Other Strategic Transactions are also referred to as derivative transactions. A "derivative" is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g. interest rate or currency exchange rate, security, commodity or other asset). Portfolio's interest rate transactions may take the form of swaps, caps, floors and collars, and a Portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

          Hedging and Other Strategic Transactions may generally be used to attempt to protect against possible changes in the market value of securities held or to be purchased by a Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Portfolio's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of a Portfolio's securities or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. A Portfolio may use any or all types of Hedging and Other Strategic Transactions which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized Hedging and Other Strategic Transaction will be a function of numerous variables, including market conditions. The ability of a Portfolio to utilize Hedging and Other Strategic Transactions successfully will depend on, in addition to the factors described above, the Subadviser's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select a Portfolio's securities. None of the Portfolios is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")). Futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging to the extent permitted by CFTC regulations. The use of
    ---- ----
certain Hedging and Other Strategic Transactions will require that a Portfolio segregate cash, liquid high grade debt obligations or other assets to the extent a Portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Risks associated with Hedging and Other Strategic Transactions are described in "HEDGING AND OTHER STRATEGIC TRANSACTIONS -- Risk Factors" in the Statement of Additional Information. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, also appears in the Statement of Additional Information.

ILLIQUID SECURITIES

          Each of the Portfolios is precluded from investing in excess of 10% of its net assets in securities that are not readily marketable. Excluded from the 10% limitation are securities that are restricted as to resale but for which a ready market is available pursuant to exemption provided by Rule 144A adopted under the Securities Act of 1933, as amended (the "1933 Act") or other exemptions from the registration requirements of the 1933 Act. Whether securities sold pursuant to Rule 144A are readily marketable for purposes of the Fund's investment restriction is a determination to be made by the Subadvisers, subject to the Trustees' oversight and for which the Trustees are ultimately responsible. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the Portfolios for which they are responsible. To the extent Rule 144A securities held by a Portfolio should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the Portfolio could be adversely affected. In addition, the Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Money Market Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Fund's subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. The Money Market Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Fund's subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Money Market Fund, subject to the Trustees' oversight and for which the Trustees are ultimately responsible.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

          Each of the Fund's Portfolios may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements involve the acquisition by a Portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. Under a repurchase agreement, at the time the Portfolio acquires a security, it agrees to resell it to the original seller (a financial institution or broker/dealer which meets the guidelines established by the Trustees) and must deliver the security (and/or securities that may be added to or substituted for it under the repurchase agreement) to the original seller on an agreed-upon date in the future. The repurchase price is in excess of the purchase price. The arrangement is in economic effect a loan collateralized by securities.

          The Trustees have adopted procedures that establish certain creditworthiness, asset and collateralization requirements for the counterparties to a Portfolio's repurchase agreements. The Trustees will regularly monitor the use of repurchase agreements and the Subadvisers will, pursuant to procedures adopted by the Trustees, continuously monitor the amount of collateral held with respect to a repurchase transaction so that it equals or exceeds the amount of the obligation.

          A Portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

          Each Portfolio of the Fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the Portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the Portfolio receives for the security and the amount it pays on repurchase is deemed to be payment of interest. The Portfolio will maintain in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate.

MORTGAGE DOLLAR ROLLS

          Each Portfolio of the Fund (except the Money Market Fund) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. A Portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by receipt of a commitment fee. A Portfolio may only enter into covered rolls. A

"covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities.

                             MANAGEMENT OF THE FUND

          Under Massachusetts law and the Fund's Declaration of Trust and By-Laws, the business and affairs of the Fund are managed under the direction of the Trustees.

ADVISORY ARRANGEMENTS

          NASL Financial Services, Inc., ("NASL Financial" or, in its capacity as investment adviser to the Fund, the "Adviser"), a Massachusetts corporation whose principal offices are located at 116 Huntington Avenue, Boston,
Massachusetts   02116, is the investment adviser to the Fund.  NASL Financial is a wholly-owned subsidiary of North American Security Life Insurance Company ("Security Life"), a Delaware stock life insurance company, the controlling ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, Security Life was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the name Manulife.

          Pursuant to its Advisory Agreement with the Fund (the "Advisory Agreement"), the Adviser oversees the administration of all aspects of the business and affairs of the Fund; selects, contracts with and compensates subadvisers to manage the assets of the Fund's Portfolios; and reimburses the Fund if the total of certain expenses allocated to any Portfolio exceeds certain limitations. The Adviser serves as investment adviser to one other investment company, NASL Series Trust. NASL Series Trust is a mutual fund that serves as the underlying investment medium for variable annuity contracts issued by Security Life and its wholly-owned subsidiary, First North American Life Assurance Company. At January 31, 1996, NASL Series Trust had assets of approximately $5.3 billion.

          Under the terms of the Advisory Agreement, the Adviser selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of the Portfolios of the Fund. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each Portfolio and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees.

          The Adviser oversees all aspects of the Fund's business and affairs. In that connection, the Adviser permits its directors, officers and employees to serve as Trustees or President, Vice President, Treasurer or Secretary of the Fund, without cost to the Fund. The Adviser also provides certain services, and the personnel to perform such services, to the Fund for which the Fund reimburses the Adviser's costs of providing such services and personnel. Such services include maintaining certain records of the Fund and performing all administrative, financial, accounting, bookkeeping and recordkeeping functions of the Fund, except for any of those functions performed by the Fund's custodian or transfer and shareholder servicing agents. The reimbursement paid by the Fund to the Adviser for personnel costs include employee compensation and allocated portions of the Adviser's related personnel expenses of office space, utilities, office equipment and miscellaneous office expenses.

          The Adviser has agreed to reduce a Portfolio's advisory fee, or if necessary to reimburse the Fund, in order to prevent the expenses of a Portfolio from exceeding either the most restrictive expense limitation imposed by applicable state law or a fixed expense limitation contained in the Advisory Agreement, whichever results in the lowest expenses to the Fund. The fixed limitation may be terminated by the Adviser at any time on 30 days' written notice. The most restrictive state law provision limits a Portfolio's annual expenses, excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and a portion of the Portfolio's distribution fees, to 2.5% of the first $30,000,000 of the average net assets of the Portfolio, 2.0% of the next $70,000,000 and 1.5% of the remaining average net assets of the Portfolio. The fixed limitation contained in the Advisory Agreement, and as of the date of this Prospectus the operative limitation on the Fund's expenses, limits a Portfolio's annual expenses, excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the Portfolio's distribution fees as a percentage of average net assets to 1.325% for the Small/Mid Cap Fund, 1.55% for the International Small Cap Fund, 1.30% for the Growth Equity Fund, 1.40% for the Global Growth and the International Growth and Income Funds, .99% for the Value Equity, Growth and Income and Asset Allocation Funds, 1.15% for the Strategic Income Fund, .90% for the Investment Quality Bond and U.S. Government Securities Funds, 0.85% for the National Municipal Bond Fund and .50% for the Money Market Fund.

          As compensation for its services, the Adviser receives a fee from the Fund computed separately for each Portfolio. The fee for each Portfolio is stated as an annual percentage of the current value of the net assets of the Portfolio. The fee, which is accrued daily and payable monthly, is calculated for each day by multiplying the fraction of one over the number of calendar days in the year by the annual percentage prescribed for a Portfolio, and multiplying this product by the value of the net assets of the Portfolio at the close of business on the previous business day of the Fund. The following is a schedule of the management fees each Portfolio currently is obligated to pay the Adviser under the Advisory Agreement (prior to the application of any fee waivers):


                                                    BETWEEN        BETWEEN
                                                 $ 50,000,000   $200,000,000
                                      FIRST          AND            AND        EXCESS OVER
FUNDS                              $50,000,000   $200,000,000   $500,000,000   $500,000,000
-------------------------------------------------------------------------------------------------
Small/Mid Cap Fund............            .925%          .900%          .875%          .850%
International Small Cap Fund..            1.05%          1.00%          .900%          .800%
Growth Equity Fund............            .900%          .850%          .825%          .800%
Global Growth Fund............            .900%          .900%          .700%          .700%
Value Equity Fund.............            .725%          .675%          .625%          .550%
Growth and Income Fund........            .725%          .675%          .625%          .550%
International Growth and
   Income Fund................            .900%          .850%          .800%          .750%
Asset Allocation Fund.........            .725%          .675%          .625%          .550%
Strategic Income Fund.........            .750%          .700%          .650%          .600%
Investment Quality Bond Fund..            .600%          .600%          .525%          .475%
U.S. Government
   Securities Fund............            .600%          .600%          .525%          .475%
National Municipal Bond Fund..            .600%          .600%          .600%          .600%
Money Market Fund.............            .200%          .200%          .200%          .145%


As of March 16, 1993, August 1, 1994 and November 23, 1992, respectively, the Value Equity, Growth and Income and Asset Allocation Funds reached sufficient size to realize a reduction in the fee as a percent of excess net assets. The fees paid by the Global Growth, International Growth and Income and Strategic Income Funds are higher than the fees paid by many funds to their advisers, but are not higher than the fees paid by many funds with similar investment objectives and policies.

          A more comprehensive statement of the terms of the Advisory Agreement appears in the Statement of Additional Information and this agreement is on file with and is available from the Commission.

SUBADVISORY ARRANGEMENTS

          Investment decisions for the Global Growth Fund are made by its Subadviser, Oechsle International Advisors, L.P. ("Oechsle International"). Oechsle International, founded in 1986, is a Delaware limited partnership whose principal offices are located at One International Place, Boston, Massachusetts 02110. Oechsle International, which also has offices in London, England, Frankfurt, Germany and Tokyo, Japan, as of December 31, 1995, managed approximately $7.8 billion for institutional and private investors. Oechsle International is a money manager providing management and advisory services with respect to all primary international securities markets. Each year Oechsle International's investment professionals concentrate on 25 different countries, averaging 600 visits to companies annually.

          Steven H. Schaefer has been primarily responsible for the day-to-day management of the Global Growth Fund since August 1989 and since 1991 Stephen J. Butters has shared this responsibility. Messrs. Schaefer and Butters are also portfolio subadvisers to NASL Series Trust's Global Equity Trust.

          Mr. Schaefer has been a General Partner and Portfolio Manager at Oechsle International and Managing Director for the firm's London subsidiary since 1986.

          Mr. Butters works in the U.S. Equity management sector of Oechsle International. Prior to joining Oechsle International in 1991, Mr. Butters worked at the Putnam Management Company as Senior Vice President and Portfolio Manager from 1982 to 1988. He also founded his own firm, Butters Lyons, in 1988 where he provided investment management services to individuals and small business corporations.

          Investment decisions for the Value Equity and Asset Allocation Funds are made by their Subadviser, Goldman Sachs Asset Management ("GSAM"). The main business address of GSAM is One New York Plaza, New York, New York 10004. GSAM also has offices in London, Tokyo, Singapore, and Sydney. GSAM is a separate operating division of Goldman, Sachs & Co. Goldman, Sachs & Co., located at 85 Broad Street, New York, New York 10004, was registered as an investment adviser in 1981 and together with its affiliates currently acts as an investment adviser, administrator or distributor to 80 mutual fund portfolios. As of December 31, 1995, GSAM and its affiliates managed assets of approximately $55.3 billion; with domestic mutual fund assets of approximately $36.8 billion and offshore mutual fund assets in excess of $2 billion for over 16 thousand individual and institutional accounts. Goldman, Sachs & Co. was founded in 1869, has 32 offices worldwide, employs approximately 8,900 individuals and is one of the leading worldwide investment banking and brokerage organizations and provides a broad range of financing and investing services both in the U.S. and abroad. GSAM has access to the resources of Goldman, Sachs & Co. including its staff of approximately 375 research professionals that cover more than 1,600 companies in over 60 industries.

          Mitchell E. Cantor and Paul D. Farrell are primarily responsible for the day-to-day management of the Value Equity Fund. Mr. Cantor, Jonathan Beinner, Richard Lucy, Theodore Sotir and Kaysie P. Uniacke are primarily responsible for the day-to-day management of the Asset Allocation Fund.

          Mitchell Cantor is a vice president and senior portfolio manager for the Value Equity Fund as well as NASL Series Trust's Value Equity Trust. Mr. Cantor is also a vice president and senior equity portfolio manager for the Asset Allocation Fund. Mr. Cantor joined Goldman Sachs Asset Management in 1991. Before joining GSAM, he was a senior partner at Sanford C. Bernstein & Co. where he served as Research Director for the Investment Management Division. Mr. Cantor was at Sanford C. Bernstein & Co. from August 1983 to October 1991.

          Jonathan Beinner is a vice president and senior fixed income portfolio manager for the Asset Allocation Fund. Mr. Beinner joined GSAM is 1990 after working in the training and arbitrage group of Franklin Savings Association since 1988.

          Richard Lucy is a vice president and senior fixed income portfolio manager for the Asset Allocation Fund. Mr. Lucy joined GSAM in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

          Paul Farrell is a vice president and senior portfolio manager for the Value Equity Fund as well as NASL Series Trust's Value Equity Trust. Before joining GSAM in 1991, Mr. Farrell served as a managing director at Plaza Investments, the investment subsidiary of GEICO Corp., a major insurance company, from February 1991 to August 1991. Mr. Farrell was previously employed in the Investment Research Department at Goldman Sachs from June 1986 to February 1991. Mr. Farrell is a Certified Financial Analyst as well.

          Kaysie Uniacke is a vice president and senior fixed income portfolio manager for the money market portion of the Asset Allocation Portfolio. Ms. Uniacke has been with Goldman Sachs since 1983.

          Theodore Sotir is a vice president and senior fixed income portfolio manager for the Asset Allocation Portfolio. Before joining GSAM in 1993, he was a portfolio manager at Fidelity Management Trust Company from January 1992 to February 1993. Prior to joining Fidelity, Mr. Sotir worked for Goldman Sachs for six years and was a vice president in the Mortgage Securities Department.

          Wellington Management Company ("Wellington Management"), the Subadviser to the Growth and Income, Investment Quality Bond and Money Market Funds, founded in 1933, is a Massachusetts partnership whose principal business address is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 1995, Wellington Management had investment management authority with respect to approximately $109.2 billion of assets. The managing partners of Wellington Management are Robert W. Doran, Duncan M. McFarland, and John R. Ryan.

          Matthew E. Megargel, Senior Vice President of Wellington Management, has served as portfolio manager to the Growth and Income Fund since February 1992. Mr. Megargel also serves as the portfolio manager for NASL Series Trust's Growth and Income Trust. Mr. Megargel joined Wellington Management in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management.

          Thomas L. Pappas, Vice President of Wellington Management, has served as portfolio manager to the Investment Quality Bond Fund since March 1994. Mr. Pappas also serves as portfolio manager for NASL Series Trust's Investment Quality Bond Trust. Mr. Pappas has been a portfolio manager with Wellington Management since 1987.

          John C. Keogh, Senior Vice President of Wellington Management, serves as portfolio manager to the Money Market Fund. He has served as portfolio manager to the Money Market Fund since December 1991, when Wellington Management became sub-adviser to the

Money Market Fund. Mr. Keogh also serves as portfolio manager for NASL Series Trust's Money Market Trust. Mr. Keogh has been a portfolio manager with Wellington Management since 1983.

          J.P. Morgan Investment Management, Inc. ("J.P. Morgan") is the Subadviser to the International Growth and Income Fund. J.P. Morgan, with principal offices at 522 Fifth Avenue, New York, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan & Co."), a bank holding company organized under the laws of Delaware which is located at 60 Wall Street, New York, New York 10260. Through offices in New York City and abroad, J.P. Morgan & Co., through J.P. Morgan and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of approximately $ 179 billion (of which J.P. Morgan advises over $5 billion) as of December 31, 1995. J.P. Morgan has managed international securities for institutional investors since 1974. As of December 31, 1995, the non-U.S. securities under J.P. Morgan's management was approximately $42 billion. J.P. Morgan provides investment advice and portfolio management services to the Portfolio. Subject to the supervision of the Fund's Trustees, J.P. Morgan makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments.

          J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing the Portfolio. The following persons are primarily responsible for the day-to-day management and implementation of J.P. Morgan's process for the Portfolio (their business experience for the past 5 years is indicated parenthetically): Paul A. Quinsee, Vice President (employed by J.P. Morgan since February 1992, previously Vice President, Citibank), and Gareth A. Fielding, Assistant Vice President (employed by J.P. Morgan since February 1992, previously he received his MBA from Imperial College at London University, while he was a self-employed trader on the London International Financial Futures Exchange.

          Mr. Quinsee is primarily responsible for the day-to-day management of seventeen other institutional and investment company accounts that invest in international securities constituting approximately $2.6 billion of assets. Since July 1994, Mr. Fielding has been responsible for the day-to-day management (in some cases with another person) of 15 institutional and investment company portfolios that invest primarily in international fixed income securities, constituting approximately $1 billion of assets. Mr. Fielding is a specialist in mortgage and asset-backed securities. Prior to July 1994, Mr. Fielding traded global fixed income products on J.P. Morgan's London trading desk.

          Salomon Brothers Asset Management Inc ("SBAM"), the Subadviser to the Strategic Income, U.S. Government Securities and National Municipal Bond Funds, is an indirect, wholly-owned subsidiary of Salomon Brothers Holding Company Inc. ("SBHC"), which is in turn wholly owned by Salomon Inc. The business address of SBAM, SBHC and Salomon Inc. is 7 World Trade Center, New York, New York 10048. SBAM was incorporated in 1987 and together with its affiliates in Tokyo, Frankfurt, London and Hong Kong, provides a full range of fixed income and equity investment advisory services to individuals and institutional clients throughout the world, and serves as investment adviser to various investment companies. As of December 31, 1995, SBAM and its advisory affiliates had approximately $13.3 billion in assets under management. SBAM has access to Salomon Brothers Inc's more than 250 economists, mortgage, bond, sovereign, and equity analysts.

          In connection with SBAM's service as subadviser to the Strategic Income Fund, Salomon Brothers Asset Management Limited ("SBAM Limited"), whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain subadvisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Income Fund. SBAM Limited is compensated by SBAM at no additional expense to the Fund. Like SBAM, SBAM Limited is an indirect, wholly-owned subsidiary of Salomon Brothers Holding Company Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.

          Steven Guterman has been primarily responsible for the day-to-day management of the mortgage-backed securities and U.S. government securities portions of the Strategic Income Fund since November 1993 and the U.S. Government Securities Fund since December 1991. Mr. Guterman is assisted by Roger Lavan in the management of the two foregoing portfolios. Peter J. Wilby has been primarily responsible for the day-to-day management of the high yield and sovereign debt portions of the Strategic Income Fund. David J. Scott is primarily responsible for the portion of the Strategic Income Fund relating to currency transactions and investments in non-dollar denominated debt securities. MaryBeth Whyte is primarily responsible for the day-to-day management of the National Municipal Bond Fund.

          Mr. Guterman joined SBAM in 1990 and is a Managing Director of Salomon Brothers, Inc. and a Senior Portfolio Manager, responsible for SBAM's investment company and institutional portfolios which invest primarily mortgage-backed securities and U.S. government issues. Mr. Guterman also serves as portfolio manager for two offshore funds that invest in mortgage-backed securities. In addition, Mr. Guterman serves as portfolio manager for a number of SBAM's institutional clients. Mr. Guterman joined Salomon Brothers

Inc in 1983. He initially worked in the mortgage research group where he became a Research Director and later traded derivative mortgage-backed securities for Salomon Brothers Inc.

          Mr. Lavan joined SBAM in 1990 and is a Portfolio Manager and Quantitative Fixed Income Analyst. He is responsible for working with senior portfolio managers to monitor and analyze market relationships and identify and implement relative value transactions in SBAM's investment company and institutional portfolios which invest in mortgage-backed securities and U.S. Government Securities. Prior to joining SBAM, Mr. Lavan spent four years analyzing portfolios for Salomon Brothers' Fixed Income Sales Group and Product Support Divisions.

          Mr. Wilby joined SBAM in 1989 and is a Managing Director of Salomon Brothers, Inc. and a Senior Portfolio Manager responsible for SBAM's investment company and institutional portfolios which invest in high yield non U. S. and U.S. corporate debt securities and high yield foreign sovereign debt securities. Mr. Wilby is the portfolio manager for Global Partners Income Fund Inc., The Emerging Markets Income Fund Inc, The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Salomon Brothers Worldwide Income Fund Inc, Salomon Brothers High Income Fund Inc, and the foreign sovereign debt component of Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc. From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group ("PCMG"). He served as director of PCMG's credit research unit and as a corporate and sovereign credit analyst with PCMG. Mr. Wilby later managed high yield bonds and leveraged equities in the mutual funds and institutional portfolios of PCMG.

          Prior to joining SBAM Limited in April 1994, Mr. Scott worked at J.P. Morgan Investment Management where he was responsible for global and non-dollar portfolios. Before joining J.P. Morgan Investment Management, Mr. Scott worked at Mercury Asset Management where he was responsible for captive insurance portfolios and products.

          Ms. Whyte joined SBAM in July 1994 and is responsible for directing SBAM investment policy for all municipal portfolios. Prior to joining SBAM, Ms. Whyte was a Senior Vice President and head of the Municipal Bond Area at Fiduciary Trust Company International. Her responsibilities included active managing and advising portfolios with assets of approximately $1.3 billion. Ms. Whyte was a member of the Fixed Income Investment Policy Committee at Fiduciary. Ms. Whyte's previous experience includes managing portfolios for high net worth individuals, mutual funds and pension funds while employed by U.S. Trust Company, and Bernstein-Macaulay Inc.

          Investment decisions for the Small/Mid Cap Fund are made by its Subadviser, Fred Alger Management, Inc. ("Alger"). Alger, located at 75 Maiden Lane, New York, New York 10038, has been in the business of providing investment advisory services since 1964 and as of December 31, 1995 had approximately $4.8 billion under management, including $3.0 billion in mutual fund accounts and $
1.8 billion in other advisory accounts. Alger is wholly owned by Fred Alger & Company, Incorporated which in turn is wholly owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

          David D. Alger, President of Alger Management, is primarily responsible for the day-to-day management of the Small/Mid Cap Fund. He has been employed by Alger as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Small/Mid Cap Fund are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a Senior Vice President. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a Senior Vice President.

          Investment decisions for the International Small Cap Fund and the Growth Equity Fund are made by its Subadviser, Founders Asset Management, Inc., ("Founders") located at 2930 East Third Avenue, Denver, Colorado 80206, a registered investment adviser first established as an asset manager in 1938. Bjorn K. Borgen, Chief Investment Officer and Chairman of Founders, owns 100% of the voting stock of Founders. As of December 31, 1995, Founders had approximately $3 billion under management, including 82.5 billion in mutual fund accounts and $.5 billion in other advisory accounts.

          To facilitate the day-to-day investment management of the International Small Cap Fund and the Growth Equity Fund, Founders employs a unique team-and-lead-manager system. The management team is composed of several members of the Investment Department, including Founders' chief Investment Officer, lead portfolio managers, assistant portfolio managers, portfolio traders and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in the management of each of the portfolios. Each team member has one or more areas of expertise that is applied to the management of the Portfolios. Daily decisions on portfolio selection for each portfolio rests with a lead portfolio manager assigned to the portfolio.

          Michael W. Gerding, Vice President of Investments, is the lead portfolio manager for the International Small Cap Fund.. Mr. Gerding is a chartered financial analyst who has been part of Founders' investment department for five years. Mr. Gerding is the lead portfolio manager of the International Small Cap Fund. Prior to joining Founders, Mr. Gerding served as a portfolio manager and researach analyst with NCNB Texas for several years. Mr. Gerding earned a BBA in finance and an MBA from Texas Christian University.

          Edward F. Keely, is a chartered financial analyst who joined founders in 1989 and is the lead portfolio manager for the Growth Equity Fund. A graduate of The Colorado College, Mr. Keely holds a bachelor of arts degree in economics.

          Under the terms of each of the subadvisory agreements between the Adviser and a Subadviser (the "Subadvisory Agreements"), the Subadviser assigned to a Portfolio manages the investment and reinvestment of the assets of such Portfolio, subject to the supervision of the Trustees. The Subadviser formulates a continuous investment program for such Portfolio consistent with its investment objectives and policies outlined in this Prospectus. The Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Trustees with respect to their implementation. The factors considered by the Subadvisers in allocating brokerage among broker/dealers are described in the Statement of Additional Information under the caption "PORTFOLIO BROKERAGE." Among the factors that may be considered is the willingness of broker/dealers to sell shares of the Fund.

          As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each Portfolio. The fee for each Portfolio is stated as an annual percentage of the current value of the net assets of the Portfolio. The fee, which is accrued daily and payable monthly, is calculated for each day by multiplying the fraction of one over the number of calendar days in the year by the annual percentage prescribed for a Portfolio, and multiplying this product by the value of the net assets of the Portfolio at the close of business on the previous business day of the Fund. Once the average net assets of a Portfolio exceed specified amounts, the fee is reduced with respect to the excess. Absent any applicable fee waivers, the following is a schedule of the management fees the Adviser is obligated to pay the Subadvisers for each Portfolio under the Subadvisory Agreements. THESE FEES ARE PAID OUT OF THE ADVISORY FEES DESCRIBED ABOVE AND ARE NOT ADDITIONAL CHARGES TO THE PORTFOLIOS OR THEIR SHAREHOLDERS.



                                                       BETWEEN        BETWEEN
                                                    $ 50,000,000   $200,000,000
                                         FIRST          AND            AND        EXCESS OVER
FUNDS                                 $50,000,000   $200,000,000   $500,000,000   $500,000,000
--------------------------------------------------------------------------------------------------
Small/Mid Cap Fund...............            .525%          .500%          .475%          .450%
International Small Cap Fund.....            .650%          .600%          .500%          .400%
Growth Equity Fund...............            .500%          .450%          .425%          .400%
Global Growth Fund...............            .550%          .550%          .400%          .400%

Value Equity Fund................            .325%          .275%          .225%          .150%
Growth and Income Fund...........            .325%          .275%          .225%          .150%
International Growth
   and Income Fund...............            .500%          .450%          .400%          .350%
Asset Allocation Fund............            .325%          .275%          .225%          .150%

Strategic Income Fund**..........            .350%          .300%          .250%          .200%
Investment Quality Bond Fund.....            .225%          .225%          .150%          .100%
U.S. Government Securities Fund..            .225%          .225%          .150%          .100%
National Municipal Bond Fund.....            .250%          .250%          .250%          .250%
Money Market Fund................            .075%          .075%          .075%          .020%


** In connection with the subadvisory consulting agreement between SBAM and SBAM Limited, SBAM will pay SBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee, such amount being an amount equal to the fee payable under SBAM's subadvisory agreement multiplied by portion of the assets of the Strategic Income Fund that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Portfolio.

          As of March 16, 1993, August 1, 1994 and November 23, 1992, respectively, the Value Equity, Growth and Income and Asset Allocation Funds reached sufficient size to realize a reduction in the fee as a percent of excess net assets.

          A more comprehensive statement of the terms of the Subadvisory Agreements appears in the Statement of Additional Information and these agreements are on file with and are available from the Commission.

          All or a portion of Fund brokerage commissions may be paid to affiliates of Salomon, J.P. Morgan, Goldman, Alger and Oechsle International. Information on the amount of these commissions is set forth in the Statement of Additional Information under "Portfolio Brokerage."

FUND EXPENSES

          Subject to the expense limitations discussed above, the Fund is responsible for the payment of all expenses of its organization, operations and business, except for those expenses the Adviser has agreed to bear pursuant to the Advisory Agreement or its Distribution Agreement with the Fund or the Subadvisers have agreed to pay pursuant to the Subadvisory Agreements. Among the expenses to be borne by the Fund, in addition to certain expenses incurred by the Adviser as described above, are the expense of the advisory and distribution fees; all charges and expenses relating to the transfer, safekeeping, servicing and accounting for the Fund's property, including charges of depositories, custodians and other agents; all expenses of maintaining and servicing shareholder accounts, including charges of the Fund's transfer, dividend disbursing, shareholder recordkeeping, redemption and other agents; costs of shareholder reports and other communications to current shareholders; the expenses of meetings of the Fund's shareholders and the solicitation of management proxies in connection therewith; all expenses of preparing Fund Prospectuses and Statements of Additional Information; the expenses of determining the Portfolios' net asset value per share; the compensation of Trustees who are not directors, officers or employees of the Adviser and all expenses of meetings of the Trustees; all charges for services and expenses of the Fund's legal counsel and independent auditors; all fees and expenses of registering and qualifying, and maintaining the registration and qualification of, the Fund and its shares under all federal and state laws applicable to the Fund and its business activities; all expenses associated with the issue, transfer and redemption of Fund shares; brokers' and other charges incident to the purchase, sale or lending of the Fund's securities; taxes and other governmental fees payable by the Fund; and any nonrecurring expenses including litigation expenses and any expenses the Fund may incur as a result of its obligation to indemnify its Trustees, officers and agents. All expenses are accrued daily and deducted from total income before dividends are paid.

          Each Fund's portfolio turnover rate is set forth under the "Financial Highlights" section of the Prospectus. A high rate of portfolio turnover (in excess of 100%) generally involves correspondingly greater commission expenses, which must be borne directly by the Fund.

                              GENERAL INFORMATION

NET ASSET VALUE

          The net asset value of the shares of each class of each Portfolio is calculated separately and, except as described below, is determined once daily as of the close of regularly scheduled trading on the New York Stock Exchange (the "Exchange"), Monday through Friday. Net asset value per share of each class of each Portfolio (other than the Money Market Fund, as described below) is calculated by dividing the value of the portion of the Portfolio's securities and other assets attributable to that class, less the liabilities attributable to that class, by the number of shares of that class outstanding. No determination is required on (i) days on which changes in the value of such Portfolio's securities holdings will not materially affect the current net asset value of the shares of the Portfolio, (ii) days during which no shares of such Portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Fund, or (iii) the following business holidays or the days on which such holidays are observed by the Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading on the Exchange. The values of such securities used in computing the net asset value of the shares of a class of a Portfolio are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of regularly scheduled trading on the Exchange and would therefore not be reflected in the computation of a class's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Subadvisers under procedures established and regularly reviewed by the Trustees.

          Securities held by each of the Portfolios other than the Money Market Fund, except for money market instruments with remaining maturities of 60 days or less, are valued as follows: securities which are traded on stock exchanges are valued at the last sales price as of the close of the Exchange, or lacking any sales, at the closing bid prices. Securities traded only in the "over-the-counter" market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the Exchange. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. If approved by the Trustees, the Fund may make use of a pricing service or services in determining the net asset value of the classes of the Portfolios.

          The Trustees have authorized the Portfolios to value certain debt securities by reference to valuations obtained from pricing services which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations of such securities, without extensive reliance upon quoted prices, since such valuations are believed by the Trustees to more accurately reflect the fair value of such securities.

     All instruments held by the Money Market Fund and money market instruments with a remaining maturity of 60 days or less held by the other Portfolios are valued on an amortized cost basis. With respect to each class of shares of the Money Market Fund, this method of calculation facilitates maintaining a constant net asset value of $1.00 per share. However, there can be no assurance that the $1.00 net asset value will be maintained at all times. The Trustees have determined that the amortized cost method of valuation fairly reflects a market based net asset value.

DIVIDENDS AND DISTRIBUTIONS

     Except for the National Municipal Bond Fund, each Portfolio's dividends from net investment income together with distributions of short-term capital gains (collectively "income dividends") are taxable as ordinary income to shareholders whether paid in additional shares or in cash. Any long-term capital gains ("capital gains distributions") distributed to shareholders are treated as such by the shareholders, whether paid in cash or additional shares, regardless of the length of time a shareholder has owned his or her shares. Shareholders are provided annually with full information on dividends and capital gains distributions for tax purposes. Shareholders may not have to pay state or local taxes on dividends derived from interest on U.S. Government obligations. Shareholders should consult their tax advisers regarding the applicability of state and local taxes to dividends and distributions. Each Portfolio will send shareholders a statement after the end of every calendar year stating the amount of dividends derived from interest on U.S. Government obligations.

     The Small/Mid Cap, International Small Cap, Growth Equity, Global Growth, Value Equity, and Asset Allocation Funds declare and pay any income dividends annually; the Growth and Income and International Growth and Income Funds declare and pay any income dividends semiannually; and the Strategic Income, Investment Quality Bond, U.S. Government Securities, National Municipal Bond, and Money Market Funds declare income dividends daily and pay them monthly. See "PURCHASE OF SHARES -- General Methods of Purchasing Shares." Each of the Portfolios, other than the Money Market Fund, declares and pays any capital gains dividends annually. Generally, income dividends of Portfolios other than the Strategic Income, Investment Quality Bond, U.S. Government Securities, National Municipal Bond and Money Market Funds and capital gains dividends of Portfolios other than the Money Market Fund paid shortly after a purchase of shares prior to the record date, although in effect a return of capital, will be subject to income tax.

     The maximum distribution and service fees payable by the Class B shares and Class C shares of each Portfolio (other than the Money Market Fund, which bears no such fees) are more than the maximum fees payable by each such Portfolio's Class A shares. In addition, certain incremental expenses which are specifically allocable to a particular class of shares in a Portfolio are separately allocated to that class of shares. As a result, the per share dividend on Class B and Class C shares will generally be lower than the per share dividend on Class A shares of a Portfolio.

     For the convenience of shareholders, all income dividends and capital gains distributions are paid in full and fractional shares of the same class of a Portfolio on the payment date unless a shareholder has requested payment in cash. Shareholders may elect to have dividends and distributions from a class of a Portfolio invested in shares of the same class of another Portfolio at the respective net asset value. See SHAREHOLDER SERVICES -- Automatic Dividend Diversification."

TAXES

     It is expected that each Portfolio of the Fund will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Portfolio intends to distribute to shareholders as dividends or capital gains distributions substantially all of its net investment income and net realized capital gains, if any. The requirements for qualification as a regulated investment company may cause a Portfolio to restrict the degree to which it engages in short-term trading and transactions in options and futures contracts. Qualification as a regulated investment company relieves the Fund and each Portfolio of any liability for federal income taxes to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Portfolio will be subject to a 4% nondeductible excise tax on its taxable income to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Portfolio intends to make sufficient distributions to avoid application of this excise tax.

     Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally from 10% to 35%, although lesser and greater amounts may be incurred. The investment yield of the Portfolios investing in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign taxes, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. If a Portfolio is eligible for and makes an election to allow the shareholders of that Portfolio to claim a foreign tax credit or deduction for these taxes for any taxable year, the shareholders will be notified. In addition, Portfolios investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes (and interest on such taxes) as a result of such investments. The investment yield of the Portfolios making such investments will be reduced by these taxes and interest. Shareholders will bear the cost of these taxes and interest, but will not be able to claim a deduction for these amounts.

     The redemption, sale or exchange of Fund shares (including the exchange of shares of one Portfolio for shares of another) is a taxable event and may result in a gain or loss. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of.

     Unless a shareholder of any Portfolio includes his or her taxpayer identification number (social security number for individuals) in the Shareholder Application and certifies that he or she is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% of non-exempt distributions and other reportable payments to the shareholder.

NATIONAL MUNICIPAL BOND FUND - TAXATION

     The National Municipal Bond Fund intends to qualify and elect to be treated as a regulated investment company under the Code. The National Municipal Bond Fund will be subject to federal corporate income tax currently at a 35% rate on any undistributed income other than tax-exempt income from municipal obligations and to alternative minimum tax currently at a 20% rate on alternative minimum taxable income, which includes interest income on certain "private activity" obligations that is otherwise exempt from tax. The National Municipal Bond Fund also intends to satisfy conditions under the Code that will enable interest from municipal obligations, which is exempt from regular federal income taxes in the hands of each Portfolio, to qualify as "exempt-interest dividends" when distributed to such Portfolio's shareholders. Under the Code, such dividends are exempt from regular federal income taxes.

     Although exempt-interest dividends paid by the National Municipal Bond Fund will be excluded by shareholders of the Portfolios from their gross income for regular federal income tax purposes, under the Code all or a portion of such dividends may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "ACE" adjustment for purposes of determining the amount of corporate alternative minimum tax or (iii) a factor in determining the extent to which a shareholder's Social Security benefits are taxable. Moreover, the receipt of exempt-interest dividends from each of the Portfolios may increase a corporate shareholder's liability for environmental taxes under
Section 59A of the Code and may also affect the federal tax liability of certain foreign corporations, S Corporations and insurance companies. Furthermore, under the Code, interest on indebtedness incurred or continued to purchase or carry portfolio shares, which interest is deemed to relate to exempt-interest dividends, will not be deductible by shareholders of the Portfolio for federal income tax purposes.

     The National Municipal Bond Fund intends that substantially all dividends and distributions it pays to its shareholders will be designated as exempt-interest dividends and as such will be exempt from regular federal income taxes. However, to the extent each Portfolio earns income from taxable investments or realizes capital gains, some portion of its dividends and distributions may not qualify as exempt-interest dividends and may be subject to regular federal income taxes.

     The exemption of exempt-interest dividend income from regular federal income taxation does not necessarily result in similar exemptions for such income under the income or other tax laws of state or local taxing authorities. In general, states exempt from state income tax only that portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings of obligations issued by that state or its political subdivisions and instrumentalities.

     A notice detailing the tax status of dividends and distributions paid by the National Municipal Bond Fund will be mailed annually to the National Municipal Bond Fund's shareholders. As part of this notice, the Portfolio will report to its shareholders the percentage of interest income earned by the Portfolio during the preceding year on tax-exempt obligations indicating, on a state-by-state basis, the source of such income.

                            _______________________

     Descriptions of tax consequences set forth in this Prospectus and in the Statement of Additional Information are intended to be a general guide. Investors should consult their tax advisers concerning a prospective investment in the Fund.

PERFORMANCE INFORMATION

     From time to time the Fund may advertise certain information about the performance of all classes of one or more of the Portfolios. Such performance information may include time periods prior to the establishment of the multi-class distribution system, as described more fully in the Statement of Information under the caption "PERFORMANCE INFORMATION." Information about performance of a class of shares of a Portfolio is not intended to indicate future performance. The Fund's annual report to shareholders, which is available without charge upon request, contains further discussions of Fund performance.

     The Fund may advertise the yield and/or total return performance for all classes of one or more of the Portfolios in accordance with the rules of the Commission. The National Municipal Bond Fund may also present from time to time yield, tax-equivalent yield and standardized and nonstandardized total return in advertisements. When yield is used in sales literature, the total return figures will also be included. The Commission has issued rules setting forth the uniform calculation of both yield and total return, but shareholders' actual experience may be more or less than the figures produced by these formulas.

     Each Portfolio may include the total return for all classes of shares in advertisements or other written material. Each such piece will include at least the average annual total return quotations for one year, five years, ten years (if available) and/or from the commencement of operations. Total return is measured by comparing the value of an investment at the beginning of the relevant period to the redemption value of the investment at the end of the period; the calculation assumes the initial investment is made at the current maximum net offering price, assumes immediate reinvestment of any dividends or capital gains distributions and adjusts for the current maximum sales charge of 4.75% for Class A shares and the applicable CDSC imposed on a redemption of Class B shares or Class C shares held for the period indicated. Yield and total return are calculated separately for each class of a Portfolio.

     Each of the Portfolios may advertise yield for all classes, accompanied by total return. The yield will be computed by dividing the net investment income per share earned during a recent one month period (after deducting expenses net of reimbursements applicable to each class) by the maximum offering price (including the maximum front end sales charge or applicable CDSC) on the last day of the period, and annualizing the result (assuming compounding of interest) in order to arrive at annual percentage rate. The National Municipal Bond Fund may also present from time to time the tax-equivalent yield of all classes. The tax-equivalent yield is calculated by determining the portion of yield which is tax-exempt and calculating the equivalent taxable yield and adding to such amount any fully taxable yield.

     The Money Market Fund may advertise yield and effective yield for all classes. The yield is based upon the income earned by the Portfolio over a seven-day period and is then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 365 day period and is stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized the income earned by the investment is assumed to be reinvested weekly in shares of the same class and thus compounded in the course of a 365 day period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

     All performance information may be compared with data published by Lipper Analytical Services, Inc. or to unmanaged indices of performance, including, but not limited to, the Dow Jones Industrial Average, Standard & Poor's 500, Value Line Composite, Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency and Intermediate Agency Indices, the EAFE Index or the Morgan Stanley Capital International World Index. In addition, during certain time periods the yield and total return of a class and/or a Portfolio may be affected by expense waivers and/or expense reimbursements. When so affected, the yield and total return figures will be accompanied by a statement regarding such waiver and/or reimbursement. While performance information may be helpful in evaluating whether a Portfolio may be fulfilling its objective, past performance should not be regarded as representative of future results. Yields and net asset values will fluctuate with market conditions and the value of shares redeemed may be more or less than their cost. The Money Market Fund operates under procedures designed to stabilize the net asset value of all classes at $1.00 per share. The Fund will include performance data for each class of a Portfolio in any advertisement or information including performance data of such Portfolio. The Fund may also utilize performance information in hypothetical illustrations provided in narrative form.

ORGANIZATION OF THE FUND

     The Fund was organized as a Massachusetts business trust on September 28, 1988. The Value Equity, U.S. Government Securities and Money Market Funds commenced operations on August 28, 1989 with the acquisition of substantially all the assets of the corresponding portfolios of Hidden Strength Funds. The Global Growth Fund became available to investors on November 7, 1990, and the Growth and Income and Investment Quality Bond Funds became available to investors on May 1, 1991. The Asset Allocation Fund became available July 13, 1992, following the combination of the former Conservative, Moderate and Aggressive Asset Allocation Trusts into the Asset Allocation Fund. The former asset allocation trusts commenced operations August 28, 1989 with the acquisition of substantially all the assets of the corresponding portfolios of Hidden Strength Funds. The National Municipal Bond Fund became available to investors on June 30, 1993. The Strategic Income Fund became available to investors on November 30, 1993. The International Growth and Income Fund became available to investors on January 9, 1995. The Small/Mid Cap, International Small Cap and Growth Equity Funds became available to investors on March 4, 1996.

     All shares of beneficial interest, $.001 par value per share, of each Portfolio have equal voting rights (except as described below with respect to matters specifically affecting a class of shares) and have no pre-emptive or conversion rights. At a meeting of the Board of Trustees held on December 16, 1993, the Trustees, including each Trustee who is not an "interested person," as such term is defined under the 1940 Act, unanimously approved amendments to the Fund's Declaration of Trust to permit implementation of the Multiple Pricing System. Shareholders of the Fund approved these amendments at a special meeting held on February 18, 1994. The Multiple Pricing System was implemented on April 1, 1994. An order dated February 28, 1994 was issued to the Fund and NASL Financial by the Commission permitting the issuance and sale of multiple classes of shares representing interests in the Fund's existing Portfolios. Shares of each class of a Portfolio represent interests in that Portfolio in proportion to each share's net asset value. The per share net asset value of each class of shares in a Portfolio is calculated separately and may differ as between classes as a result of the differences in distribution and service fees payable by the classes and the allocation of certain incremental class-specific expenses to the appropriate class to which such expenses apply.

     All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series (Portfolio) or class, except where voting by series or class is required by law or where the matter involved affects only one series or class (for example, matters pertaining to the plan of distribution relating to Class A shares will only be voted on by Class A shares). Matters required by the 1940 Act to be voted upon by each affected series include changes to (i) the Advisory Agreement, (ii) a Subadvisory Agreement and (iii) fundamental investment objectives and policies. The Fund is not generally required to hold annual meetings of shareholders. However, the Trustees may call special meetings of shareholders for action by shareholder vote as may be requested in writing by the holders of 25% or more of the outstanding shares of the Fund (10% in the case of a meeting requested for the purpose of removing a Trustee) or as may be required by applicable laws. Shareholders seeking to call a meeting for the purpose of removing a Trustee will be assisted by the Fund in communicating with other shareholders, provided the shareholders seeking to call a meeting are at least ten in number, have been shareholders for at least six months and hold in the aggregate at least one percent of the outstanding shares or shares having a value of at least $25,000, whichever is less. Also, Trustees may be removed by action of the holders of two-thirds or more of the outstanding shares of the Fund. The Trustees are authorized to create additional series and classes of shares at any time without approval by shareholders.

     Under Massachusetts law, shareholders of a business trust may, in certain circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust pursuant to which the Fund was organized contains an express disclaimer of shareholder liability for acts or obligations of each Portfolio of the Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Fund. The Declaration of Trust also provides for indemnification out of a Portfolio's property for any shareholder of such Portfolio held personally liable for any of the Portfolio's obligations. Thus, the risk of a shareholder being personally liable as a partner for obligations of a Portfolio is limited to the unlikely circumstance in which the Portfolio itself would be unable to meet its obligations.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENTS

     State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, currently acts as Custodian of all the Portfolios' assets, as well as the bookkeeping, transfer and dividend disbursing agent for all of the Portfolios of the Fund. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109 serves as the Fund's independent accountant. The audited financial statements of the Fund at October 31, 1995, included in the Statement of Additional Information and the Financial Highlights for the period from the commencement of operations through October 31, 1995, included in this Prospectus have been audited by

Coopers & Lybrand L.L.P. as indicated in their reports in the Statement of Additional Information and are included therein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

                               PURCHASE OF SHARES

INTRODUCTION

     The Fund offers three classes of shares in each Portfolio to the general public. Purchases of Class A shares of less than $1 million are sold with a front end sales charge. Purchases of Class A shares of $1 million or more made on or after May 1, 1995 are offered for sale at net asset value without a front end sales charge but may be subject to a CDSC upon redemption. Class B shares are sold without a front end sales charge but may be subject to a CDSC upon redemption. Class C shares are sold without a front end sales charge, but may be subject to a CDSC upon redemption. Shares of all classes of the Money Market Fund are sold at net asset value (without the imposition of a front end sales charge or CDSC). See "MULTIPLE PRICING SYSTEM" for a discussion of factors to consider in selecting which class of shares to purchase.

     Shares are offered continuously for sale through securities dealers and banks which have executed an agreement (a "Dealer Agreement") with NASL Financial, the distributor of the Fund's shares (in such capacity, the "Distributor"). Certain States require that purchases of shares of the Fund be made only through a broker-dealer registered in the State.

     The initial purchase of any class of shares in any Portfolio must be at least $1,000, with the exception that the initial purchase to a retirement plan account may be made with a minimum of $50. In addition, an account can be established with a minimum of $50 if the account will be receiving periodic, regular investments through programs such as Automatic Investment Plans, Automatic Dividend Diversification, and Systematic Investing (see "SHAREHOLDER SERVICES -- Additional Shareholder Privileges" for a description of these programs). The minimum for subsequent investments is $50.

     When purchasing shares of any Portfolio of the Fund, investors must specify whether the purchase is for Class A, Class B or Class C shares.

GENERAL METHODS OF PURCHASING SHARES

     1. By Mail. To make an initial account purchase, mail a check made payable in U.S. dollars to "North American Funds" with a completed New Account Application (copy enclosed with this Prospectus) to:

                         North American Funds
                         P.O. Box 8505
                         Boston, MA 02266-8505

Third party checks which are payable to an existing shareholder of the Fund who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund will be accepted.

     To make a purchase of shares to an existing North American Funds account, please note your account number on the check and forward it with an account investment slip to the above address.

Note: To establish certain tax deferred retirement plan accounts, such as IRAs, you will be required to complete a separate application which may be obtained from the Distributor or a securities dealer who has a Dealer Agreement with the Distributor.

     2. By Federal Funds Wire. Shares may be purchased in any Portfolio by wire transfer. To obtain instructions for Federal Funds Wire purchases, please contact the Customer Service Department at (800) 872-8037.

     3. Through a Securities Dealer. You may purchase shares by contacting a securities dealer who has a Dealer Agreement with the Distributor.

     Orders for shares of all Portfolios except the Money Market Fund will be assigned the next closing price after receipt of the order. Orders for the Money Market Fund will be assigned the next closing price after the payment has been converted to Federal Funds and dividends will begin to accrue on the business day after such conversion. While orders for shares of the Strategic Income, Investment Quality Bond, U.S. Government Securities and National Municipal Bond Fund are assigned the next closing price after receipt of the order, dividends will begin to accrue on the business day after the purchase has been converted into Federal Funds.

SHARE PRICE

     The public offering price of the Class A shares of each Portfolio is the net asset value per share (next determined following receipt of an order) plus, in the case of all Portfolios except the Money Market Fund, a front end sales charge, if applicable. The share price for Class B shares and Class C shares is the net asset value per share (next determined following receipt of an order).

CLASS A SHARES

     The public offering price for purchases of Class A shares of less than $1 million is the net asset value per share plus a front end sales charge, expressed as a percentage of the offering price as set forth in the table below. No front end sales charge is imposed on the purchase of Class A shares of the Money Market Fund. However, when Class A shares of the Money Market Fund on which no sales charge has been paid or waived are exchanged for Class A shares of another Portfolio, the sales charge applicable to purchases of Class A shares will be assessed at that time. Purchases of Class A shares of $1 million or more are offered for sale at net asset value subject to a CDSC of 1% of the dollar amount subject thereto if redeemed within one year of purchase. See "PURCHASES OF SHARES --Contingent Deferred Sales Charge" below. The CDSC may be waived on certain redemptions of shares. See "PURCHASES OF SHARES - Waiver of CDSC."

CLASS A SALES CHARGE TABLE

                                                                    CONCESSION TO
                                                 PERCENTAGE OF     BROKER DEALER AS
AMOUNT OF                   PERCENTAGE OF       THE NET AMOUNT      A PERCENTAGE OF
PURCHASE PAYMENT          THE OFFERING PRICE       INVESTED         OFFERING PRICE
--------------------------------------------------------------------------------
Less than $100,000......        4.75%                 4.99%            4.00%

$100,000 but less than
$250,000................        4.00%                 4.17%            3.25%

$250,000 but less than
$500,000................        3.00%                 3.09%            2.50%

$500,000 but less than
1 million...............        2.25%                 2.30%            1.75%

$1 million or more......        none*                 none*          See below**

*A contingent deferred sales charge may apply. See "PURCHASES OF SHARES - Contingent Deferred Sales Charge."

**For purchases of Class A shares of $1 million or more the Distributor will pay a commission to dealers as follows: 1.00% on sales up to $5 million (0.50% for sales of the National Municipal Bond Fund), plus 0.50% of the amount in excess of $5 million; provided, however, that the Distributor may pay a commission on sales in excess of $5 million of up to 1.00% to certain dealers which, at the Distributor's invitation, enter into an agreement with the Distributor in which the dealer agrees to return any commission paid to it on the sale (or a pro rata portion thereof) if the shareholder redeems his shares within a period of time after purchase as specified by the Distributor. Purchases of $1 million or more for each shareholder account will be aggregated over a 12 month period (commencing from the date of the first such purchase) for purposes of determining the level of commission to be paid during that period with respect to such account.

     The Distributor may reallow concessions to securities dealers with whom it has agreements and retain the balance over such concessions, and at times the Distributor may reallow the entire front end sales charge to such dealers. In such circumstances, dealers may be deemed to be underwriters under the 1933 Act. Also, during an initial offering period following the introduction of a new portfolio, and from time to time thereafter, additional amounts may be paid by the Distributor or its promotional agent that would result in total dealer concessions exceeding the offering price.

     The Distributor may also pay banks and other financial service firms ("Service Organizations") that provide services for their clients to facilitate transactions in Class A shares of a Portfolio, a transaction fee up to an amount equal to the greater of the full applicable front end sales charge or the "Concession to a Broker Dealer as a Percentage of Offering Price" as shown in the above table. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms are prohibited from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate. It is not anticipated that termination of a relationship with a bank would result in any material adverse consequences to a Portfolio. In addition, State securities laws may differ from federal laws regarding Service Organizations which may be required to register under State securities laws as brokers and/or dealers.

REDUCED SALES CHARGES

     Investors purchasing Class A shares may be able to benefit from a reduction or elimination of the front end sales charge through several purchase plans.

     Right of Accumulation. For the purposes of determining which sales charge level in the table above is applicable to a purchase of Class A shares, investors may combine the total of the value of the shares being purchased with the amount equal to the current net asset value of the investor's holdings of shares in all Portfolios of the Fund, including holdings in Class B and Class C shares, but excluding shares purchased or held in the Money Market Fund. Also, for purposes of the foregoing calculation, shares (including holdings in Class B and Class C shares, but excluding shares purchased or held in the Money Market
Fund) beneficially owned by the investor's spouse and the investor's children under the age of 21 may, upon written notice to the transfer agent, also be included in the investor's beneficial holdings at the current net asset value to reach a level specified in the above table. The investor must notify the transfer agent in writing of all share accounts to be considered in exercising the right of accumulation described above.

     Statement of Intention. For the purposes of determining which sales charge level in the table above is applicable to a purchase of Class A shares, investors may also establish a total investment goal in shares of the Fund to be achieved over a thirteen-month period and may purchase Class A shares during such period at the applicable reduced front end sales charge. All shares, including Class B shares and Class C shares (but excluding shares purchased or held in the Money Market Fund), previously purchased and still beneficially owned by the investor and his or her spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a level specified in the table above.

     Shares totaling 5% of the dollar amount of the Statement of Intention will be held in escrow by the Transfer Agent in the name of the purchaser. The effective date of a Statement of Intention may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Statement of Intention goal.

     The Statement of Intention does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the investment goal is not achieved within the thirteen-month period, the purchaser is required to pay the front end sales charge that would otherwise have applied to the purchases of Class A shares made during this period. If a payment is due under the preceding sentence, it must be made directly to the Distributor within twenty days of notification or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Certain transitional rules apply to shareholders who had a statement of intention in effect prior to April 1, 1994. For additional information, shareholders should contact the Fund, Wood Logan or eligible securities dealers.

     Group Purchases. Subject to applicable regulations, reduced front end sales charges as set forth in the "Class A Sales Charge Schedule" are available on the purchase of Class A shares when sales are made to a group of individuals in such a manner as results in a savings of sales expenses. Approval of group purchase reduced front end sales charge plans is subject to the discretion of the Distributor.

     Certain Qualified Purchasers. No front end sales charge or CDSC is applicable to any sale of Class A shares to a Trustee or officer of the Fund, or to the immediate families (i.e., the spouse, children, mother or father) of such persons, or any full-time employee or registered representative of broker/dealers having Dealer Agreements with the Distributor ("Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons), or any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of Fund shares, and their immediate families. In addition, no front end sales charge or CDSC is applicable on any sale to North American Security Life Insurance Company or any of its affiliates, the Subadvisers or Wood Logan, or to a director, officer, full-time employee or sales representative of North American Security Life Insurance Company or any of its affiliates, the Subadvisers or any of their affiliates or of Wood Logan, or to the immediate families of such persons, or any trust, pension, profit-sharing or other benefit plan for the benefit of such persons.

     No front end sales charge or CDSC on Class A shares is applicable to continuing purchase payments made in connection with Code Section 401 qualified plans that were invested in the Fund prior to April 1, 1994.

     A qualified retirement plan that is currently a shareholder of the Fund may make additional purchases of Class A shares at net asset value (i.e., without the imposition of a front end sales load or CDSC). A commission or transaction fee of 1.00% will be paid by the Distributor to broker-dealers, banks and other financial service firms subject to a chargeback to the firm for redemptions made within one year from the date of purchase.

     Class A shares may be purchased at net asset value by certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar account program under which such clients pay a fee to such broker-dealer or other financial institution. Class A shares may also be purchased at net asset value by registered investment advisers for the benefit of client accounts if the adviser charges a fee (other than brokerage commissions) for his services.

CLASS B SHARES

     Class B shares are offered for sale at net asset value, and are offered for purchases of $250,000 or less. Class B shares which are redeemed within six years of purchase are subject to a CDSC at the rates set forth in the table below, charged as a percentage of the dollar amount subject thereto. See "PURCHASES OF SHARES - Contingent Deferred Sales Charge."

CLASS B CDSC TABLE

                                                    CDSC
                                               AS A PERCENTAGE OF
YEAR(S) SINCE PURCHASE ORDER              DOLLAR AMOUNT SUBJECT TO CHARGE
-------------------------------------------------------------------------
Up to 2 years                                        5%
2 years or more but less than 3 years                4%
3 years or more but less than 4 years                3%
4 years or more but less than 5 years                2%
5 years or more but less than 6 years                1%
6 or more years                                      0%

     The CDSC may be waived on certain redemption of shares. See "PURCHASES OF SHARES - Waiver of CDSC"

CLASS C SHARES

     Class C shares are offered for sale at net asset value and are offered for purchases of less than $1 million. Class C shares are sold without a front end sales charge. Class C shares purchased on or after May 1, 1995 subject to a CDSC of 1% of the dollar amount subject thereto during the first year after purchase. Shares purchased prior to May 1, 1995 are not subject to a CDSC. See "PURCHASES OF SHARES - Contingent Deferred Sales Charge"

     The CDSC may be waived on certain redemptions of shares. See "PURCHASES OF SHARES - Waiver of CDSC."

CONTINGENT DEFERRED SALES CHARGE

     Class A shares (purchases of $1 million or more) and Class C shares purchased on or after May 1, 1995 which are redeemed within one year of purchase are subject to a CDSC at the rate of 1% of the dollar amount subject thereto. Class B shares which are redeemed within six years of purchase are subject to a CDSC at the rates set forth above under "PURCHASES OF SHARES - Class B Shares." The CDSC generally is not applicable with respect to redemption of shares of the Money Market Fund. However, in the case of shares of the Money Market Fund which were obtained through an exchange of the same class of shares of another Portfolio, such shares will be subject to any applicable CDSC due at redemption. Similarly, shares initially purchased as shares of the Money Market Fund which are subsequently exchanged for the same class of shares of other Portfolios will be subject to any applicable CDSC due at redemption. See "SHAREHOLDER SERVICES
- Exchange Privilege." The CDSC is assessed on an amount equal to the lesser of the net asset value at redemption or the initial purchase price of the shares being redeemed. Solely for purposes of determining the amount of time from the purchase of shares until redemption, all orders accepted during a month are aggregated and deemed to have been made on the last business day of that month.

     In determining the amount of the CDSC that may be applicable to a redemption, any shares in the redeeming shareholder's account that may be redeemed without charge will be assumed to be redeemed prior to those subject to a charge. In addition, if the CDSC is determined to be applicable to redeemed shares, it will be assumed that shares held for the longest duration are redeemed first. No CDSC is imposed on (i) amounts representing increases in the net asset value per share; or (ii) shares acquired through reinvestment of income dividends or capital gains distributions. Because shares of the Money Market Fund are not subject to any distribution or service fees, the CDSC period is tolled for any period of time in which shares are held in that Portfolio.
For example, if Class C shares of a Portfolio other than the Money Market Fund are exchanged for the same class of shares of the Money Market Fund six months after purchase and are subsequently redeemed one year later, these shares are subject to a CDSC since the CDSC period is tolled during the period of time the shares are in the Money Market Fund. Furthermore, when Money Market Fund shares are exchanged for the same class of shares of any other Portfolio, the CDSC becomes (or, in the case of Money Market Fund shares which were subject to a CDSC prior to a previous exchange for Money Market Fund shares, again becomes) applicable to those shares commencing at the time of exchange. If such shares are subsequently redeemed, only time of ownership spent in Portfolios other than the Money Market Fund counts toward determining the applicable CDSC.

WAIVER OF CDSC

     Systematic Withdrawal Plan. The CDSC on Class A, Class B and Class C shares may be waived in connection with a Systematic Withdrawal Plan. See "SHAREHOLDER SERVICES - Systematic Withdrawal Plan." Up to 12% of the value of an account (i.e., up to 1% per month of the value of the account at the time the systematic withdrawal is taken) may be withdrawn without the imposition of CDSC. If distributions (dividends and capital gains) are reinvested into an account and systematic withdrawals are also taken from the account, the distributions (which are never assessed a CDSC) will be included in the calculation of the 1% per month that may be withdrawn without the imposition of a CDSC.

     Qualified Retirement Plans. The CDSC on Class A, Class B and Class C shares may be waived in connection with redemptions from qualified retirement plans (other than Individual Retirement Accounts ("IRAs")) in the case of (i) death or disability (as defined in section 72(m)(7) of the Code, as amended from time to time) of the participant in the retirement plan, (ii) required minimum distributions from the retirement plan due to attainment of age 70 1/2, (iii) tax-free return of an excess contribution to the retirement plan, (iv) retirement of the participant in the retirement plan, (v) a loan from the retirement plan (repayment of a loan, however, will constitute a new sale for purposes of assessing the CDSC), (vi) "financial hardship" of the participant in the retirement plan, as that term is defined in Treasury Regulation 1.401(k)- 1(d)(2), as amended from time to time, (vii) termination of employment of the participant in the plan (excluding, however, a partial or other termination of the retirement plan), and (viii) the plan participant obtaining age 59 1/2.

     Other Waivers. The CDSC on Class A, Class B and Class C shares may be waived in connection with (i) redemptions made following the death of a shareholder, (ii) redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the applicable minimum account size and (iii) a tax-free return of an excess contribution to any retirement plan.

OTHER DEALER COMPENSATION

     The Distributor may, either directly or through Wood Logan, from time to time assist dealers by, among other things, providing sales literature to, and holding educational programs for the benefit of, dealers' registered representatives. Participation of registered representatives in such informational programs may require the sale of minimum dollar amounts of shares of the Portfolios of the Fund. The Distributor and/or Wood Logan will also provide additional promotional incentives to dealers in connection with sales of shares of all classes of the Portfolios of the Fund. These incentives shall include payment for travel expenses, including lodging (which may be at a luxury resort), incurred in connection with trips taken by qualifying registered representatives and members of their families within or outside the United States. Incentive payments will be provided for out of the front end sales charges and CDSCs retained by the Distributor, any applicable Distribution Plan payments or the Distributor's other resources. Other than Distribution Plan payments, the Fund does not bear distribution expenses. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

DISTRIBUTION EXPENSES

     In addition to the front-end sales charge which may be deducted at the time of purchase of Class A shares of less than $1 million and the CDSC which may apply on redemptions of Class A shares (purchases of $1 million or more), Class B shares, and Class C shares, each class of shares of each Portfolio is authorized under the Distribution Plan applicable to that class of shares (the "Class A Plan," the "Class B Plan" and the "Class C Plan," collectively, the "Plans") adopted pursuant to Rule 12b-1 under the 1940 Act to use the assets attributable to such class of shares of the Portfolio to finance certain activities relating to the distribution of shares to investors. The Plans are "compensation" plans providing for the payment of a fixed percentage of average net assets to finance distribution expenses. The Plans provide for the payment by each class of shares of each Portfolio of the Fund, other than the Money Market Fund, of a monthly distribution and service fee to the Distributor, as principal underwriter for the Fund. Portions of the fees prescribed below are used to provide payments to the Distributor, to promotional agents, to brokers, dealers or financial institutions (collectively, "Selling Agents") and to Service Organizations for ongoing account services to shareholders and are deemed to be "service fees" as defined in paragraph (b)(9) of Section 26 of the Rules of Fair Practice of the NASD.

     Under the Class A Plan, Class A shares of each Portfolio (except as described in the next sentence) are subject to a fee of up to .35% of their respective average annual net assets, five-sevenths of which (.25%) constitutes a "service fee." Class A shares of the Money Market Fund bear no such fees and Class A shares of the National Municipal Bond Fund are subject to a fee of up to
 .15% of Class A average annual net assets, the entire amount of which constitutes a "service fee." Under the Class B Plan, Class B shares of each Portfolio (with the exception of the Money Market Fund) are subject to a fee of up to 1.00% of their respective average annual net assets, one-fourth (.25%) of which constitutes a "service fee." Under the Class C Plan, Class C shares of each Portfolio (with the exception of the Money Market Fund) are subject to a fee of up to 1.00% of their respective average annual net assets, one-fourth (.25%) of which constitutes a "service fee."

     Payments under the Plans are used primarily to compensate the Distributor for distribution services provided by it in connection with the offering and sale of the applicable class of shares, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents for sales support services provided and related expenses incurred by such Selling Agents. Such services and expenses may include the development, formulation and implementation of marketing and promotional activities, the preparation, printing and distribution of prospectuses and reports to recipients other than existing shareholders, the preparation, printing and distribution of sales literature, expenditures for support services such as telephone facilities and expenses and shareholder services as the Fund may reasonably request, provision to the Fund of such information, analyses and opinions with respect to marketing and promotional activities as the Fund may, from time to time, reasonably request, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively, overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively, and any other costs and expenses relating to distribution or sales support activities. The Distributor may pay directly Selling Agents and may provide directly the distribution services described above, or it may arrange for such payment or the performance of some or all of such services by Wood Logan, the Fund's exclusive promotional agent, at such level of compensation as may be agreed to by the Distributor and Wood Logan.


     The Distributor currently pays a trail commission to securities dealers, with respect to accounts that such dealers continue to service for shares sold after April 1, 1994 as follows: Class A shares - .25% annually, commencing from the date the purchase order is accepted, for all Portfolios (except the National Municipal Bond Fund, for which the trail commission is .15%, and the Money Market Fund, for which no trail commission is paid); Class B shares - .25% annually, for all Portfolios (except the National Municipal Bond Fund, for which the trail commission is .15%, and the Money Market Fund, for which no trail commission is paid); and Class C shares - 1.0% annually, for the Global Growth, Value Equity, Growth and Income, International Growth and Income, Asset Allocation and Strategic Bond Funds and .90% annually, for the Investment Quality Bond, U.S. Government Securities and National Municipal Bond Fund (no trail commission is paid on the Money Market Fund). The trail commission payable following conversion of Class B and Class C shares to Class A shares will be in accordance with the amounts paid for Class A shares. For Class B and Class C shares sold on or after May 1, 1995, trail commissions commence 13 months after purchase. For Class B and Class C shares sold prior to May 1, 1995, trail commissions commence the date the purchase order is accepted. Trail commissions for shares sold prior to April 1, 1994 will be paid as noted below.


     In the case of Class B shares and Class C shares sold on or after May 1, 1995, the Distributor will advance to securities dealers the first year service fee at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefor, the Distributor may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. In the case of sales of Class B shares, the Distributor will pay each dealer a fee of 4% of the amount of Class B shares purchased (0.25% is the advancement of the first year service fee and the remainder is a commission or transaction fee). No commission or transaction fee is paid for sales of shares of Class B of the Money Market Fund. In the case of sales of Class C shares, the Distributor will pay each securities dealer a fee of 1% (0.90% in the case of the Investment Quality Bond, U.S. Government Securities and National Municipal Bond Fund) of the purchase price of Class C shares purchased through such securities dealer (0.25% is the advancement of the first year service fee and the remainder is a commission or transaction fee). No commission or transaction fee is paid for sales of shares of Class C of the Money Market Fund.


     The Distributor will also pay a trail commission to securities dealers, with respect to accounts that such dealers continue to service for shares sold prior to April 1, 1994, as follows: (i) for the Value Equity, Growth and Income, Global Growth and Asset Allocation Funds, 0.90%, (ii) for the U.S. Government Securities, Investment Quality Bond and Strategic Income Funds, 0.35% and for the National Municipal Bond Fund, 0.15%. No trail commission will be paid on shares of the Money Market Fund. The trail commission above will be paid on shares purchased prior to April 1, 1994 provided the shares remain in the same Portfolio. If the shares are exchanged or transferred from the Portfolio at any time on or after April 1, 1994, then the trail commission for shares sold after April 1, 1994 as stated above will be paid.

     The distribution and service fees attributable to the Class B shares and the Class C shares are designed to permit an investor to purchase shares without the assessment of a front end sales charge, and, with respect to the Class C shares, without the assessment of a CDSC as well, and at the same time permit the Distributor to compensate securities dealers with respect to sales of such shares.

     The Distributor is authorized by each Plan to retain any excess of the fees it receives thereunder over its payments to selected dealers or Wood Logan and its expenses incurred in connection with providing distribution services. Thus, payments under a Plan may result in a profit to the Distributor. Each Plan also provides that to the extent that any payments by any class of any Portfolio of the Fund to the Distributor in its capacity as investment adviser to the Fund, such as for investment management fees, may be deemed to be an indirect payment of distribution expenses, those indirect payments are deemed to be authorized by the Plans. Payments made under the Plans are subject to quarterly review by the Trustees and the Plans are subject to annual review and approval by the Trustees.

     In adopting the Plans, the Trustees determined that the adoption of the Plans is in the best interests of the Fund and its shareholders, that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, and that the Plans are essential to, and an integral part of, the Fund's program for financing the sale of shares of the various Portfolios of the Fund to the public.

     The Distributor, a wholly-owned subsidiary of North American Security Life Insurance Company, is a broker/dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the NASD. The Distributor's address is the same as that of the Fund and the Distributor also serves as the investment adviser to the Fund as described above under "MANAGEMENT

OF THE FUND." The Distributor has entered into an exclusive promotional agent agreement with Wood Logan pursuant to which Wood Logan will solicit securities dealers to sell Fund shares, offer sales training to registered representatives of such dealers, prepare and distribute certain sales and promotional materials and otherwise assist in the distribution of Fund shares. For providing such services, the Distributor will pay Wood Logan such amounts as are agreed to from time to time pursuant to the promotional agent agreement. Wood Logan, a broker/dealer registered under the 1934 Act and a member of the NASD, is a subsidiary of Wood Logan Associates, Inc., a corporation which is a wholly owned subsidiary of a holding company that is 85% owned by Manulife and approximately 15% owned by principals of Wood Logan Associates. The address of Wood Logan is 1455 East Putnam Avenue, Old Greenwich, Connecticut 06870.

                              SHAREHOLDER SERVICES

FURTHER INFORMATION ON ANY OF THE PROGRAMS DESCRIBED IN THE FOLLOWING SECTIONS MAY BE OBTAINED FROM THE FUND, WOOD LOGAN AND ELIGIBLE SECURITIES DEALERS. FOR ADDITIONAL INFORMATION, SHAREHOLDERS SHOULD CONTACT THE FUND, WOOD LOGAN OR ELIGIBLE SECURITIES DEALERS.

AUTOMATIC INVESTMENT PLAN

     Shareholders who open an account who wish to make subsequent monthly investments in a Portfolio may establish an Automatic Investment Plan as part of the initial Application or subsequently by submitting an Application. Under this plan, on or about the tenth day of each month the Transfer Agent will debit the shareholder's bank account in the amount specified by the shareholder (which monthly amount may not be less than $50). The proceeds will be invested in shares of the specified class of a Portfolio of the Fund at the applicable offering price determined on the date of the debit. In the event of a full exchange, this plan will follow into the new Portfolio unless otherwise specified. Participation in the Automatic Investment Plan may be discontinued upon 30 days' written notice to the Transfer Agent, or if a debit is not honored.

EXCHANGE PRIVILEGE

     Shares of any Portfolio may be exchanged for shares of the same class of any other Portfolio with the same account registration at the relative net asset value per share without the imposition of any front end sales charge or CDSC, except as described below. Shares of one class may not be exchanged for shares of any other class of any Portfolio.

     Class A Shares - Class A shares of any Portfolio may be exchanged for Class A shares of any other Portfolio at the relative net asset value per share without the imposition of a front end sales charge or CDSC which would be due upon redemption with respect to the shares being exchanged. However, a front end sales charge will be imposed with respect to Class A shares (purchases of less than $1 million) which are issued upon an exchange from Class A Money Market Fund shares and as to which no front end sales charge had been previously paid or waived. See "SHAREHOLDER SERVICES - Money Market Fund - Assessment of CDSC."

     Class B Shares - Class B shares of any Portfolio may be exchanged for Class B shares of any other Portfolio, including the Money Market Fund, at the relative net asset value per share without the imposition at that time of any CDSC which would be due upon redemption with respect to the shares being exchanged. See "SHAREHOLDER SERVICES - Money Market Fund - Assessment of CDSC."

     Class C Shares - Class C shares of any Portfolio may be exchanged for Class C shares of any other Portfolio, including the Money Market Fund, at the relative net asset value per share without the imposition at that time of any CDSC which would be due upon redemption with respect to the shares being exchanged. See "SHAREHOLDER SERVICES - Money Market Fund - Assessment of CDSC."

     Money Market Fund - Assessment of CDSC - The CDSC period for Class A shares (purchases of $1 million or more), Class B shares and Class C shares is tolled for any period of time in which they are held in the Money Market Fund. For example, if Class C shares of a Portfolio, other than the Money Market Fund, are exchanged for Class C shares of the Money Market Fund six months after purchase and are subsequently redeemed one year later, these Class C shares are subject to a CDSC since the CDSC period is tolled during the period of time the shares are in the Money Market Fund. Furthermore, when Money Market Fund shares are exchanged for shares of any other Portfolio, the CDSC becomes (or, in the case of Money Market Fund shares which were subject to a CDSC prior to a previous exchange for Money Market Fund shares, again becomes) applicable to those shares commencing at the time of exchange. If such shares are subsequently redeemed, only time of ownership spent in Portfolios other than the Money Market Fund counts toward determining the applicable CDSC.

     General Information - Exchanges are regarded as sales for federal and state income tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged. If the exchanged shares were acquired within the previous 90 days, the gain or loss may have to be computed without regard to any sales charges incurred on the exchanged shares (except to the extent those sales charges exceed the sales charges waived in connection with the exchange). See "GENERAL INFORMATION -- Taxes." Exchanges are free and unlimited in number and will usually occur on the same day as requested. The terms of the foregoing exchange privilege are subject to change and the privilege may be terminated at any time. The exchange privilege is only available where the exchange may legally be made.

     By mail - an exchange will be honored by a written letter of request to the Fund if signed by all registered owners of the account.

     By telephone - All accounts are eligible for the telephone exchange privilege. See "-- ADDITIONAL SHAREHOLDER PRIVILEGES -- Telephone Exchanges."

TRANSFER OF SHARES

     Shareholders may transfer fund shares to family members and others at any time without incurring a front end sales charge (Class A shares purchases of less than $1 million) and without a CDSC being imposed at that time (Class A shares purchases of $1 million or more, Class B shares and Class C shares). Shareholders should consult their tax adviser concerning such transfers.

REDEMPTION OF SHARES

     You may redeem shares of your account in any amount and at any time at the applicable net asset value next determined after the request for redemption is received in proper order by the Fund. As described under "PURCHASE OF SHARES," redemptions of Class A shares purchases of $1 million or more, Class B shares and Class C shares may subject to a CDSC. The Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days for payment to be made. Payment may also be delayed if the shares to be redeemed were purchased by check and that check has not cleared.

GENERAL METHODS OF REDEEMING SHARES

     1. By Mail. You may redeem shares by mail by sending a written request for the redemption to the Fund. The request will be processed after receipt of all required documents in proper order: certificates of beneficial interest (if issued); a stock power signed by all account owners exactly as the account is registered specifying the number of shares or dollars to be redeemed; and in the case of a redemption to be paid to a person or address other than the person or address of record and/or in an amount greater than $50,000, a guarantee of the stock power signatures(s) without restriction, condition or qualification by an officer of a commercial bank, Trust Company, Federal savings and loan institution, member firm of a national securities exchange or NASD member. If shares are held in the name of a corporation, trust, estate, custodianship, partnership or pension or profit sharing plan, additional documentation may be necessary.

     2. Through a Securities Dealer. You may sell your shares by contacting a securities dealer who has a Dealer Agreement with the Distributor. (See "GENERAL -- Repurchase of Shares" in the Statement of Additional Information for more details.) The dealer may assess a nominal fee for this service.

REINSTATEMENT PRIVILEGE

     With regard to Class A shares (purchases of less than $1 million), you may reinstate at net asset value any portion of shares which have been previously redeemed if the redemption occurred within 90 days of the request. With regard to Class A shares (purchases of $1 million or more), Class B shares and Class C shares, if an investor redeems these shares and pays a CDSC upon redemption, and then uses those proceeds to purchase the same class of shares of any Portfolio within 90 days, the shares purchased will be credited with any CDSC paid in connection with the prior redemption.

     Any gain recognized on a redemption or repurchase is taxable despite the reinstatement in the Portfolio. Any loss realized as a result of the redemption or repurchase may not be allowed as a deduction for federal income tax purposes but may be applied, depending on the amount reinstated, to adjust the cost basis of the shares acquired upon reinstatement. In addition, if the shares redeemed or repurchased had been acquired within the 90 days preceding the redemption or repurchase, the amount of any gain or loss on the redemption or repurchase may have to be computed without regard to any sales charges incurred on the redeemed or repurchased shares (except to the extent those sales charges exceed the sales charges waived in connection with the reinstatement). See "GENERAL INFORMATION -- Taxes."


MINIMUM ACCOUNT BALANCE

     The Fund reserves the right to involuntarily redeem your account any time the value of your account falls below $500 as a result of redemption, with the exception of a retirement plan account and with respect to an account established with a minimum of $50 pursuant to programs such as Automatic Investment Plans, Automatic Dividend Diversification, and Systematic Investing. You will be notified in writing prior to the redemption and be allowed 30 days to make additional investments before the redemption is processed.

REDEMPTION IN KIND

     The Trustees of the Fund reserve the right to redeem proceeds in whole or in part by a distribution in kind of marketable securities held by a Portfolio of the Fund. See "GENERAL -- Redemption in Kind" in the Statement of Additional Information for more details.

ADDITIONAL SHAREHOLDER PRIVILEGES

CERTAIN PRIVILEGES LISTED IN THIS SECTION MAY NOT BE OFFERED BY THE FUND IF YOU HOLD SHARES WITH THE FUND IN THE "STREET NAME" OF A FINANCIAL INSTITUTION, OR IF THE ACCOUNT IS NETWORKED THROUGH NATIONAL SECURITIES CLEARING CORPORATION
(NSCC).

AUTOMATIC INVESTMENT PLAN

     If you open an account and wish to make subsequent, periodic investments in a Portfolio by electronic funds transfer from a bank account, you may establish an Automatic Investment Plan on your account. The bank at which your account is maintained must be a member of the Automated Clearing House (ACH). The frequency with which the investments occur is specified by you (monthly, every alternate month, quarterly, etc.) with the exception that no more than one investment will be processed each month. On or about the tenth of the month, the Fund will debit your bank account in the specified amount (minimum of $50 per draft) and the proceeds will be invested at the applicable offering price determined on the date of the debit. In the event of a full exchange, this plan will follow into the new Portfolio unless otherwise specified.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD)

     The ADD program allows you to have all dividends and any other distributions from a Portfolio automatically used to purchase shares of the same class of any other Portfolio of the Fund. The receiving account must be in the same name as your existing account. The purchase of shares to the Portfolio receiving the cross-investment of the dividends will be using the net asset value at the close of business of the dividend payable date.

SYSTEMATIC INVESTING

     You may request that your shares of any class of the Money Market, U.S. Government Securities or National Municipal Bond Fund be exchanged monthly for shares of the same class of up to three other Portfolios. A predetermined dollar amount of at least $50 per exchange will then occur on or about the 15th of each month in accordance with the instructions you provided on the initial account application or on the Systematic Investing application. This Systematic Investing program is also referred to as "Dollar Cost Averaging."

SYSTEMATIC WITHDRAWAL PLAN

     You may establish a plan for redemptions to be made automatically at monthly, quarterly, semiannual or annual intervals with payments sent directly to you or to persons designated by you as recipients of the withdrawals. Up to 12% of the value of an account (i.e., up to 1% per month of the value of the account at the time the Systematic Withdrawal is taken) may be withdrawn without the imposition of CDSC. See "PURCHASES OF SHARES - Waiver of CDSC." Requests for this service not made on the initial application require signature guarantees unless the payments are to be made to you and mailed to the address of record on your account. You are required to have a minimum account value of $10,000 per Portfolio in order to establish this plan. Maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares may be disadvantageous to you because of the sales charges on certain purchases and redemptions.

     The redemptions will occur on or about the 25th day of the month and the checks will generally be mailed within two days after the redemption occurs. No redemption will occur if the account balance falls below the amount required to meet the requested withdrawal amount. This service may be terminated at any time, and, while no fee is currently charged (although a CDSC may be applicable), the Distributor reserves the right to initiate a fee of up to $5 per withdrawal upon 30 days' written notice to the shareholder.

CHECKWRITING

     Checkwriting is available only to Class A and Class C shareholders of the U.S. Government Securities, National Municipal Bond and Money Market Funds. You will be issued a book of blank checks if the request is indicated on the account application and is accompanied by a correctly completed and endorsed signature card. The checks may be made payable to the order of anyone in any amount not less than $250. You should not attempt to close your account by check.

     Checks which exceed the value of the account at the time of receipt by the Fund will not be honored. In addition, the privilege will be invalid when your account is closed.

     When a check is presented for payment, a sufficient number of shares will be redeemed to cover the amount of the check and any applicable CDSC. If the amount of the check plus any applicable CDSC is greater than the value of the shares held in the shareholder's account, the check will be returned unpaid.

     This privilege cannot be used for the redemption of shares held in certificate form.

TELEPHONE TRANSACTIONS

     Shareholders are permitted to request exchanges and/or redemptions by telephone. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where it fails to employ its procedures properly. Such procedures include the following. Upon telephoning a request, shareholders will be asked to provide their account number, and if not available, their social security number. For the shareholder's and Fund's protection, all conversations with shareholders will be tape recorded. All telephone transactions will be followed by a confirmation statement of the transaction.

     Telephone Exchanges. You are automatically authorized to effect telephone exchanges by calling the Fund, unless you elect not to authorize telephone exchanges in the Application (if you initially elect not to allow telephone exchanges in the Application, you may request authorization by executing an appropriate authorization form provided by the Fund upon request.) Exchanges will only be made if proper account identification is given by the dealer or shareholder of record. Requests will be processed on the same day as receipt of the telephone call if the request is made before the close of the regularly scheduled trading on the Exchange (normally 4:00 p.m. New York time).

     This privilege cannot be used for the exchange of shares held in certificate form.

     Telephone Redemptions. You may request the option to redeem shares of any Portfolio by telephone by completing the "Expedited Telephone Redemptions" portion of the account application. In order to obtain that day's closing net asset value on the redemption, the telephone call must be received by the Fund prior to the close of the regularly scheduled trading on the Exchange (normally 4:00 p.m. New York time).

     Payment for shares will be made by federal wire or by mail as specified by you in the Application. Payment will normally be sent on the business day following the date of receipt of the request. Payment by wire to your bank account must be in amounts of $1000 or more. Although the Fund does not assess a charge for wire transfers, your bank may assess a charge for the transaction. Payments by mail may only be sent to your account address of record and may only be payable to the registered owner(s).

     This privilege cannot be used for the redemption of shares held in certificate form.

CERTIFICATES

     Although the Fund does not recommend the issuance of certificates, shares will be issued in certificate form if specifically requested by the shareholder.

HOW TO OBTAIN INFORMATION ON YOUR INVESTMENT

     1. Confirmation of Share Transactions and Dividend Payments. Share transactions in all Portfolios, other than transactions pursuant to a Systematic Withdrawal Plan, Automatic Investment Plan, and Systematic Investing Plan, will be confirmed immediately in the form of an account confirmation statement which will be mailed to the account address of record.

     The Fund will confirm all account activity occurring within a calendar quarter, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan, Automatic Investment Plan, and Systematic Investing Plan, shortly after the end of each calendar quarter.

     The Fund also reserves the right to confirm, with respect to certain tax qualified plans and certain group plans, purchases and sales of Fund shares on a quarterly basis. Transactions in shares of the Money Market Fund, other than those confirmed quarterly as set forth above, will be confirmed monthly.

     A copy of all confirmation statements will be sent to the securities dealer firm listed on your account.

     2. Shareholder Inquiries. Please direct any questions or requests that you may have concerning the Fund or your account by writing to North American Funds, P.O. Box 8505, Boston, Massachusetts 02266-8505, or by calling the Mutual Fund Customer Service Department at 1-800-872-8037.

                                   APPENDIX I

                             DEBT SECURITY RATINGS

Standard & Poor's Ratings Group ("S&P")
-------------------------------

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1".


Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-
CCC-CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.


Moody's Investors Service, Inc. ("Moody's")
-------------------------------

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed;
          (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba        Bonds which are rated Ba are judged to have speculative elements;
          their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bond in this class.


B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


Fitch Investors Service, Inc. ("Fitch")
-----------------------------

Commercial Paper:

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2 Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned "F-1+" or "F-1".

Bonds:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A         Bonds considered to be investment grade and of high credit quality.
          The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C         Bonds are in imminent default in payment of interest or principal.

DDD-DD-   Bonds are in default on interest and/or principal payments. Such bonds and D are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.


               ADDITIONAL MOODY'S AND S&P MUNICIPAL BOND RATINGS

MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES

MIG-1/VMIG-1   Notes rated MIG-1/VMIG-1 are of the best quality.  There is present strong protection by established cash flows, superior liquidity support or broad-based access to the market for refinancing.

MIG-2/VMIG-2   Notes which are rated MIG-2/VMIG-2 are of high quality.  Margins of protection are ample though not so large as in the preceding group.

S&P RATINGS OF STATE AND MUNICIPAL NOTES

SP-1 Notes which are rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Notes which are rated SP-2 have a satisfactory capacity to pay principal and interest.

                                  APPENDIX II

                       STRATEGIC INCOME FUND DEBT RATINGS


          The average distribution of investments in corporate and government bonds by ratings for the fiscal year ended October 31, 1995, calculated monthly on a dollar-weighted basis, for the Strategic Income Fund, was as follows:


                                 UNRATED BUT
                                OF COMPARABLE
MOODY'S    STANDARD & POOR'S       QUALITY       PERCENTAGE
-----------------------------------------------------------
Aaa               AAA                 0%              0%
Aa                AA                  0%             11%
A                 A                   0%              0%
Baa               BBB                 0%              4%
Ba                BB                 17%              9%
B                 B                   0%             41%
Caa               CCC                 0%              0%
Ca                CC                  0%              0%
C                 C                   0%              2%
                  D                   0%              0%

Unrated as a Group:                                  17%
U.S. Government Securities*                          16%

Total                                               100%


     The actual distribution of the Strategic Income Fund's corporate and government bond investments by ratings on any given date will vary. In addition, the distribution of the Portfolio's investments by ratings as set forth above should not be considered as representative of the Portfolio's future portfolio composition.

*Obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

                   INVESTMENT QUALITY BOND FUND DEBT RATINGS


     The average distribution of investments in corporate and government bonds by ratings for the fiscal year ended October 31, 1995, calculated monthly on a dollar-weighted basis, for the Investment Quality Bond Fund, was as follows:

                                 UNRATED BUT
                                OF COMPARABLE
MOODY'S    STANDARD & POOR'S      QUALITY        PERCENTAGE
-----------------------------------------------------------
Aaa              AAA                0%               6%
Aa               AA                 0%               5%
A                A                  0%              20%
Baa              BBB                0%               7%
Ba               BB                 0%               4%
B                B                  0%               3%
Caa              CCC                0%               0%
Ca               CC                 0%               0%
C                C                  0%               0%
                 D                  0%               0%


Unrated as a Group:                                  0%
U.S. Government Securities*                         55%

Total                                              100%


     The actual distribution of the Investment Quality Bond Fund's corporate and government bond investments by ratings on any given date will vary. In addition, the distribution of the Portfolio's investments by ratings as set forth above should not be considered as representative of the Portfolio's future portfolio composition.

*Obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

                      STATEMENT OF ADDITIONAL INFORMATION



                              NORTH AMERICAN FUNDS



     North American Funds (the "Fund") is a professionally managed open-end investment company that currently has thirteen investment portfolios: the Small/Mid Cap Fund, the International Small Cap Fund, the Growth Equity Fund, the Global Growth Fund, the Value Equity Fund (formerly, the Growth Fund), the Growth and Income Fund, the International Growth and Income Fund, the Asset Allocation Fund, the Strategic Income Fund, the Investment Quality Bond Fund, the U.S. Government Securities Fund, the National Municipal Bond Fund and the Money Market Fund (the "Portfolios"). The investment objective of each Portfolio is described in the Fund's Prospectus dated February 28, 1996 (the "Prospectus") under the caption "Investment Portfolios." Each Portfolio currently offers three classes of shares: "Class A" shares, "Class B" shares and "Class C" shares, all as described in the Prospectus under the caption "Multiple Pricing System."


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus, which may be obtained from North American Funds, 116 Huntington Avenue, Boston, Massachusetts, 02116.


   The date of this Statement of Additional Information is February 28,1996.

                               TABLE OF CONTENTS

INVESTMENT POLICIES........................................................  1
MONEY MARKET INSTRUMENTS...................................................  1
OTHER INSTRUMENTS..........................................................  3
Mortgage Securities........................................................  3
Asset-Backed Securities....................................................  5
Zero Coupon Securities and Pay-in-Kind Bonds...............................  6
High Yield Domestic Corporate Debt Securities..............................  6
High Yield Foreign Sovereign Debt Securities...............................  7
Municipal Lease Obligations................................................  7
HEDGING AND OTHER STRATEGIC TRANSACTIONS...................................  7
General Characteristics of Options.........................................  8
General Characteristics of Futures Contracts
     and Options on Futures Contracts......................................  9
Options on Securities Indices and Other
     Financial Indices..................................................... 10
Currency Transactions...................................................... 10
Combined Transactions...................................................... 10
Swaps, Caps, Floors and Collars............................................ 11
Eurodollar Instruments..................................................... 11
Municipal Bond Index Futures Contracts..................................... 12
Risk Factors............................................................... 12
Risks of Hedging and Other Strategic
     Transactions Outside the United States................................ 12
Use of Segregated and Other Special Accounts............................... 13
Other Limitations.......................................................... 13
Warrant Transactions and Risks............................................. 14
INVESTMENT RESTRICTIONS.................................................... 14
PORTFOLIO TURNOVER......................................................... 16
MANAGEMENT OF THE FUND..................................................... 17
Compensation of Trustees................................................... 18
Principal Holders of Securities............................................ 19
INVESTMENT MANAGEMENT ARRANGEMENTS......................................... 19
Advisory and Subadvisory Agreements........................................ 19
DISTRIBUTION PLANS......................................................... 21
Underwriters............................................................... 24
PORTFOLIO BROKERAGE........................................................ 25
DETERMINATION OF NET ASSET VALUE........................................... 29
PERFORMANCE INFORMATION.................................................... 30
TAXES...................................................................... 35
National Municipal Bond Fund - Taxation Issues............................. 37
SHAREHOLDER SERVICES....................................................... 38
GENERAL.................................................................... 38
Adviser's Rationale for Multi-Manager Fund................................. 38
Fund Shares................................................................ 42
Redemption in Kind......................................................... 42
Repurchase of Shares....................................................... 43
Payment for the Shares Presented........................................... 43
Transfer Agent............................................................. 43
Independent Accountants.................................................... 43
FINANCIAL STATEMENTS....................................................... 44

                              INVESTMENT POLICIES

     The following discussion supplements the description of the Fund's Portfolios set forth in the Prospectus under the caption "INVESTMENT PORTFOLIOS."

                            MONEY MARKET INSTRUMENTS

     The Money Market Fund will be invested in the types of money market instruments described below. Certain of the instruments listed below may also be purchased by the other Portfolios in accordance with their investment policies and all Portfolios may purchase such instruments to invest otherwise idle cash or for defensive purposes, except that the U.S. Government Securities Fund may not invest in the instruments described in 2 and 7 below.

     1.  U.S. Government and Government Agency Obligations.  U.S.
Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to, the Student Loan Marketing Association, Federal Home Loan Banks, Federal Intermediate Credit Banks and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks; others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The foregoing types of instruments are hereafter collectively referred to as "U.S. Government securities."

     2. Certificates of Deposit and Bankers' Acceptances. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan association. They are for a definite period of time and earn a specified rate of return. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Fund Portfolios may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

     3. Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. A Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. A Portfolio will only invest in variable amount master demand notes issued by companies which at the date of investment have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the Portfolio. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued each day as a Portfolio's net asset value is determined, which value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

     4. Corporate Obligations. Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than those supported by commercial paper. While such obligations generally have maturities of ten years or more, the Money Market Fund will only purchase obligations which have remaining maturities of thirteen months or less from the date of purchase and which are rated "AA" or higher by Standard & Poor's or "Aa" or higher by Moody's.

     5. Repurchase Agreements. Repurchase agreements are arrangements involving the purchase of obligations by a Portfolio and the simultaneous agreement to resell the same obligations on demand or at a specified future date and at an agreed upon price.

The majority of repurchase transactions run from day to day and delivery pursuant to the resale provision typically will occur within one to five business days of the purchase. A repurchase agreement can be viewed as a loan made by a Portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Such transactions afford an opportunity for a Portfolio to earn a return on cash which is only temporarily available. Repurchase agreements entered into by the Portfolio will be with banks, brokers or dealers. However, a Portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the Portfolio decrease below the resale price.

     The Trustees have adopted procedures that establish certain creditworthiness, asset and collateralization requirements for the counterparties to a Portfolio's repurchase agreements. These procedures limit the counterparties to repurchase transactions to those financial institutions which are members of the Federal Reserve System and/or a primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division or a broker/dealer which meet certain creditworthiness criteria or which report U.S. Government securities positions to the Federal Reserve Board. However, the Trustees reserve the right to change the criteria used to select such financial institutions and broker/dealers. The Trustees will regularly monitor the use of repurchase agreements and the Subadvisers will, pursuant to procedures adopted by the Trustees, continuously monitor the amount of collateral held with respect to a repurchase transaction so that it equals or exceeds the amount of the obligations.


     Should an issuer of a repurchase agreement fail to repurchase the underlying obligation, the losses to the Portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A Portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings should be commenced with respect to the seller, realization upon the underlying obligation by the Portfolio might be delayed or limited. Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods.

     6. Warrants, Rights, Preferred Stock and Convertible Securities. Certain of the portfolios may invest in warrants, rights, preferred stock and convertible securities to the extent noted in the Prospectus. A warrant is a security, usually issued together with a bond or preferred stock, that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. (For additional information on warrants see "Hedging and Other Strategic Transactions -- Warrant Transactions and Risks.") In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. A warrant is usually issued as a sweetener, to enhance the marketability of the accompanying fixed income securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Convertible securities are securities (usually preferred shares or bonds) that are exchangeable for a set number of another form of securities (usually common stock) at a prestated price. The convertible feature is usually designed as a sweetener to enhance the marketability of the security.


     7. Canadian and Provincial Government and Crown Agency Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. Such obligations include, but are not limited to, those issued or guaranteed by the Export Development Corporation, Farm Credit Corporation, Federal Business Development Bank and Canada Post Corporation. In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

     Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the Legislature of any such province and approved by the Lieutenant Governor in Council of any such province, where necessary. These securities include treasury bills, notes, bonds and debentures. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("provincial Crown agencies") pursuant to authority granted by a provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of provincial Crown agencies which are not agents of Her Majesty, which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown agency obligations described above include, but are not limited to, those issued or guaranteed by a provincial railway corporation, a provincial hydroelectric or power commission or authority, a provincial municipal financing corporation or agency and a provincial telephone commission or authority.

     Any Canadian obligation acquired by the Money Market Fund will be denominated in U.S. dollars.


                               OTHER INSTRUMENTS

     The following provides a more detailed explanation of some of the other instruments that the Small/Mid Cap, International Small Cap, Growth Equity, International Growth and Income, Asset Allocation, Strategic Income, Investment Quality Bond, U.S. Government Securities and National Municipal Bond Funds may invest in.

     1. MORTGAGE SECURITIES

     Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a Portfolio receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a Portfolio reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long-term interest rates.

     In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a Portfolio purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected payments will reduce, yield to maturity.

     Adjustable rate mortgage securities are similar to the mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in the one-year, three-year and five-year constant maturity Treasury rates, the three-month or six-month Treasury Bill rate, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

     A Portfolio will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the mortgage securities in a Portfolio would likely decrease. Also, the Portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities are different than market yields during interim periods between coupon reset dates. During periods of declining interest rates, income to a Portfolio derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     PRIVATELY-ISSUED MORTGAGE SECURITIES. Privately-issued pass through securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately-issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Asset-Backed Securities-- Types of Credit Support" below. A Portfolio will not limit its investments to asset-backed securities with credit enhancements.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche", may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate, and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity thereof to changes in prepayment rates on the underlying mortgages, the market prices of and yield on these tranches tend to be highly volatile.

     CMOs purchased may be:

     (1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

     (2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

     (3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.



     STRIPS. In addition to the U.S. Government securities discussed above, certain Portfolios may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

     STRIPPED MORTGAGE SECURITIES. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which a Portfolio invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of a Portfolio's net assets.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in this Statement of Additional Information, like other debt instruments, will tend to move in the opposite direction of interest rates. Accordingly, the Fund believes that investing in IOs, in conjunction with the other mortgage securities described herein, will contribute to a Portfolio's relatively stable net asset value.

     In addition to the stripped mortgage securities described above, the Strategic Income Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Income Fund may also invest in other similar instruments developed in the future that are deemed consistent with the investment objective, policies and restrictions of the Portfolio.

     Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a Portfolio. See "Taxes -- Pay-in-kind Bonds, Zero Coupon Bonds and Discount Obligations."

     INVERSE FLOATERS. The Strategic Income Fund and the National Municipal Bond Fund may invest in inverse floaters, which are also derivative mortgage securities. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a Portfolio invests (with the exception of stripped mortgage securities). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of a Portfolio's net assets.

     Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates and at an accelerated rate. Such securities have the effect of providing a degree of investment leverage since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term debt obligations increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market value of fixed-rate obligations.

     2. ASSET-BACKED SECURITIES

     The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should result in greater price stability for a Portfolio's shares. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Portfolio's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A Portfolio will only invest in asset-backed securities rated, at the time of purchase, "AA" or better by S&P or "Aa" or better by Moody's or which, in the opinion of the applicable Subadviser, are of comparable quality.

     As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and to such extent will not be considered illiquid securities for the purposes of the investment restriction under "Investment Restrictions" below.

     TYPES OF CREDIT SUPPORT. Mortgage securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     3. ZERO COUPON SECURITIES AND PAY-IN-KIND BONDS

     Zero coupon securities and pay-in-kind bonds involve special risk considerations. Zero coupon securities are debt securities that do not provide for the payment of cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. The Portfolios also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of additional debt or equity securities. The U.S. Government Securities Fund will not invest in zero coupon securities having maturities of greater than ten years.

     Zero coupon securities and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates.

     Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, such securities are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the investment restriction under "Investment Restrictions" below.

     Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a Portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "TAXES -- Pay-in-kind Bonds, Zero Coupon Bonds and Discount Obligations" below.

     4. HIGH YIELD/HIGH RISK DOMESTIC CORPORATE DEBT SECURITIES

     The market for high yield U.S. corporate debt securities (commonly known as "junk bonds") has undergone significant changes in the past decade. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, as it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes.

     High yield U.S. corporate debt securities include bonds, debentures, notes and commercial paper and will generally be unsecured. Most of these debt securities will bear interest at fixed rates. However, a Portfolio may also invest in debt securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

     5. HIGH YIELD/HIGH RISK FOREIGN SOVEREIGN DEBT SECURITIES

     The Strategic Income, International Small Cap and Investment Quality Bond Funds expect that a significant portion of their emerging market governmental debt obligations will consist of "Brady Bonds." Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds issued to date generally have maturities of between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. The Strategic Income, International Small Cap and Investment Quality Bond Funds may invest in Brady Bonds of emerging market countries that have been issued to date, as well as those which may be issued in the future. In addition to Brady Bonds, the Strategic Income, International Small Cap and Investment Quality Bond Funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Portfolios invest are likely to be acquired at a discount, which involves certain considerations discussed below under "TAXES -- Pay-in-kind Bonds, Zero Coupon Bonds and Discount Obligations."

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semiannually at a rate equal to 13/16 of one percent above the then current six month LIBOR rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Strategic Income, International Small Cap and Investment Quality Bond Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The Strategic Income, International Small Cap and Investment Quality Bond Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

     6. MUNICIPAL LEASE OBLIGATIONS

     The National Municipal Bond Fund may invest in municipal lease obligations. Municipal lease obligations are secured by revenues derived from the lease of property to state and local government units. The underlying leases typically are renewable annually by the governmental user, although the lease may have a term longer than one year. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the lease obligations and significant loss to the Portfolio. In the event of a termination, assignment or sublease by the governmental user, the interest paid on the municipal lease obligation could become taxable, depending upon the identity of the succeeding user.



                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

     As described in the Prospectus under "Hedging and Other Strategic Transactions", an individual Portfolio may be authorized to use a variety of investment strategies. These strategies will be used for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the Portfolio, (such investment strategies and transactions are referred to herein as "Hedging and Other Strategic Transactions"). The description in the Prospectus of each Portfolio indicates which, if any, of these types of transactions may be used by the Portfolio.

     A detailed discussion of Hedging and Other Strategic Transactions follows below. No Portfolio which is authorized to use any of these investment strategies will be obligated, however, to pursue any of such strategies and no Portfolio makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a Portfolio's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the Commodity Futures Trading Commission ("CFTC") thereunder and the federal income tax requirements applicable to regulated investment companies which are not operated as commodity pools.

GENERAL CHARACTERISTICS OF OPTIONS

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of Portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A Portfolio's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Portfolio's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

     OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Portfolio's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

     Over-the-counter ("OTC") options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any Portfolio authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

     Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A Portfolio will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the Securities and Exchange Commission (the "Commission"), OTC options purchased by a Portfolio and the amount of the Portfolio's obligation pursuant to an OTC option sold by the Portfolio (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

     If a Portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Portfolio or will increase the Portfolio's income. Similarly, the sale of put options can also provide Portfolio gains.

     If and to the extent authorized to do so, a Portfolio may purchase and sell call options on securities and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a Portfolio must be "covered," that is, the Portfolio must own the securities subject to the call, must own an offsetting option on a futures position, or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though a Portfolio will receive the option premium to help protect it against loss, a call sold by the Portfolio will expose the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Portfolio to hold a security or instrument that it might otherwise have sold.

     Each Portfolio reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the Portfolio's investment objective and the restrictions set forth herein.

     If and to the extent authorized to do so, a Portfolio may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A Portfolio will not sell put options if, as a result, more than 50% of the Portfolio's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts. In selling put options, a Portfolio faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

GENERAL CHARACTERISTICS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     If and to the extent authorized to do so, a Portfolio may trade financial futures contracts or purchase or sell put and call options on those contracts as a hedge against anticipated interest rate, currency or market changes, for duration management and for permissible non-hedging purposes. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

     A Portfolio's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and generally will be entered into only for bona fide hedging, risk management (including duration management). Maintaining a futures contract or selling an option on a futures contract will typically require a Portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a Portfolio. If a Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

     The value of all futures contracts sold by a Portfolio (adjusted for the historical volatility relationship between such Portfolio and the contracts) will not exceed the total market value of the Portfolio's securities. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES

     If and to the extent authorized to do so, a Portfolio may purchase and sell call and put options on securities indices and other financial indices. In so doing, the Portfolio can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

CURRENCY TRANSACTIONS

     If and to the extent authorized to do so, a Portfolio may engage in currency transactions with Counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars". A Portfolio may enter into currency transactions only with Counterparties that are deemed creditworthy by the Subadviser.

     A Portfolio's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and other non-speculative purposes, including transaction hedging and position hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Portfolio, which will generally arise in connection with the purchase or sale of the Portfolio's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. A Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Portfolio that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

     A Portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Portfolio's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Portfolio's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Portfolio's securities denominated in linked currencies.

     Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If a Portfolio enters into a currency hedging transaction, the Portfolio will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

COMBINED TRANSACTIONS

     If and to the extent authorized to do so, a Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Hedging and Other Strategic Transaction, as part of a single or combined strategy when, in the judgment of the Subadviser, it is in the best interests of the Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a Portfolio based on the Subadviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS

     A Portfolio may be authorized to enter into interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. A Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. A Portfolio will use these transactions for non-speculative purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specific index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

     A Portfolio will usually enter into interest rate swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
Inasmuch as these swaps, caps, floors, collars and other similar derivatives are entered into for good faith hedging or other non-speculative purposes, they do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, thus, will not be treated as being subject to the Portfolio's borrowing restrictions. A Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the Counterparty is deemed creditworthy by the Subadviser. If a Counterparty defaults, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swap agreements will be determined by a Subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the 10% restriction on investments in securities that are not readily marketable.

     Each Portfolio will maintain cash and appropriate liquid assets (i.e., high grade debt securities) in a segregated custodial account to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts."

EURODOLLAR INSTRUMENTS

     If and to the extent authorized to do so, a Portfolio may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

MUNICIPAL BOND INDEX FUTURES CONTRACTS

     The National Municipal Bond Fund may enter into municipal bond index futures contracts. A municipal bond index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. The National Municipal Bond Fund may enter into short municipal bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its respective portfolio that might otherwise result. When the Portfolio is not fully invested in securities and anticipates a significant market advance, it may enter into long municipal bond index futures contracts in order to gain rapid market exposure that may wholly or partially offset increases in the costs of securities that it intends to purchase. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

RISK FACTORS

     Hedging and Other Strategic Transactions have special risks associated with them, including possible default by the Counterparty to the transaction, illiquidity and, to the extent the Subadviser's view as to certain market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options could result in losses to a Portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause a Portfolio to hold a security it might otherwise sell.

     The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of a Portfolio could create the possibility that losses on the hedging instrument are greater than gains in the value of the Portfolio's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a Portfolio might not be able to close out a transaction without incurring substantial losses. Although a Portfolio's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to a Portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium.

     Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a Portfolio's net asset value, and possibly income, and the losses can be greater than if Hedging and Other Strategic Transactions had not been used.

RISKS OF HEDGING AND OTHER STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES

     When conducted outside the United States, Hedging and Other Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. Hedging and Other Strategic Transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

     Use of many Hedging and Other Strategic Transactions by a Portfolio will require, among other things, that the Portfolio segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the Portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by a Portfolio, for example, will require the Portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Portfolio on an index will require the Portfolio to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a Portfolio will require the Portfolio to segregate liquid high grade debt obligations equal to the exercise price. Except when a Portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Portfolio to buy or sell a foreign currency will generally require the Portfolio to hold an amount of that currency, liquid securities denominated in that currency equal to a Portfolio's obligations or to segregate liquid high grade debt obligations equal to the amount of the Portfolio's obligations.

     OTC options entered into by a Portfolio, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although a Portfolio will not be required to do so. As a result, when a Portfolio sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by a Portfolio other than those described above generally settle with physical delivery, and the Portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option on a futures contract, a Portfolio must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid high grade debt or equity securities or other acceptable assets. A Portfolio will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid high grade debt obligations having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Portfolio's net obligation, if any.

     Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A Portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging and Other Strategic Transactions. A Portfolio could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Portfolio. Moreover, instead of segregating assets if it holds a futures contracts or forward contract, a Portfolio could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Hedging and Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER LIMITATIONS

     No Portfolio will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the Portfolio and the contracts (e.g., the
                                                                      ----
Beta volatility factor). For purposes of the limitation stated in the immediately preceding sentence, to the extent the Portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

WARRANT TRANSACTIONS AND RISKS

     Subject to certain restrictions described under "INVESTMENT RESTRICTIONS" below, each of the Portfolios (other than the Money Market Fund) may purchase warrants, including warrants traded independently of the underlying securities. Such transactions entail certain risks. Warrants may be considered more speculative than certain other types of investments in that prior to their exercise they do not entitle a holder to dividends and voting rights with respect to the securities which may be purchased by the exercise thereof, nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying security. If a warrant expires unexercised, the Portfolio will lose the amount paid for the warrant and any transaction costs.

     The degree to which a Portfolio may utilize Hedging and Other Strategic Transactions may also be affected by certain provisions of the Code.

                            INVESTMENT RESTRICTIONS

     There are two classes of investment restrictions to which the Fund is subject in implementing the investment policies of the Portfolios: fundamental and nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Fund without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

     With respect to the submission of a change in an investment restriction to the holders of the Fund's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular Portfolio if a majority of the outstanding voting securities of the Portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

     All of the restrictions through restriction (8) are fundamental. Restrictions (9) through (20) are nonfundamental.

Fundamental

     The Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other Strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a Portfolio is specifically excepted by the terms of a restriction, each Portfolio will not:

     (1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U.S. Government securities and, with respect to the Money Market Fund, obligations of domestic branches of U.S. banks and with respect to the National Municipal Bond Fund, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by any state, territory or any possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations. For purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by a Portfolio.

     (2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Portfolio's total assets to be invested in the securities of any one issuer (excluding U.S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the Portfolio, except that up to 25% of the value of each Portfolio's total assets may be invested without regard to these restrictions.

     (3) Borrow money except that each Portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the Portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

     (4) Underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the Securities Act of 1933 in selling portfolio securities.

     (5) Purchase or sell real estate, except that each Portfolio may invest in securities issued by companies which invest in real estate or interests therein and each of the Portfolios other than the Money Market Fund may invest in mortgages and mortgage-backed securities.

     (6) Purchase or sell commodities or commodity contracts except that each Portfolio other than the Investment Quality Bond and Money Market Funds may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts, and the Small/Mid Cap, International Small Cap, Growth Equity, Global Growth, Strategic Income and International Growth and Income Funds may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The U.S. Government Securities Fund has elected for the present to not engage in the purchase or sale of commodities or commodity contracts to the extent permitted by this restriction, but it reserves the right to engage in such transactions at a future time.

     (7) Lend money to other persons except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

     (8) Lend securities in excess of 33% of the value of its total non-cash assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

Nonfundamental

     (9) Knowingly invest more than 10% of the value of its net assets in securities or other investments not readily marketable, including repurchase agreements maturing in more than seven days but excluding variable amount master demand notes.

     (10) Purchase any security if as a result the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old.

     (11) Sell securities short or purchase securities on margin except that it may obtain such short-term credits as may be required to clear transactions.
For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin.

     (12) Write or purchase options on securities, financial indices or currencies except to the extent a Portfolio is specifically authorized to engage in Hedging and Other Strategic Transactions.

     (13) Purchase securities for the purpose of exercising control or management.

     (14) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the Portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the Portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers". Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in section 2(a)(32) of the 1940 Act, (c) operate under general exemptive orders exempting them from "all provisions of the Investment Company Act of 1940," and (d) are not registered or regulated under the 1940 Act as investment companies.

     (15) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8) as security for indebtedness) any securities held by the Portfolio, except in an amount of not more than 10% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (11). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

     (16) Invest in securities of any issuer if, to the knowledge of the Portfolio, any officer or Trustee of the Fund or officer or director of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such Trustees, officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

     (17) Purchase interests in oil, gas or other mineral exploration or development programs or leases, except that it may acquire the securities of companies engaged in the production or transmission of oil, gas or other minerals.

     (18) Purchase warrants if, as a result, the Portfolio would then have more than 10% of its total net assets (taken at the lower of cost or current value) invested in warrants, or if more than 5% of the value of the Portfolio's total net assets would be invested in warrants which are not listed on a recognized United States or foreign stock exchange, except for warrants included in units or attached to other securities.

     (19) Purchase securities of foreign issuers, except that (A) each Portfolio other than the U.S. Government Securities and National Municipal Bond Fund may invest up to 20% of its total assets in securities of foreign issuers (in the case of the Small/Mid

Cap Fund, ADRs and U.S. dollar denominated securities of foreign issuers are not included in this 20% limit) and (B) this restriction shall not apply to the International Small Cap, Global Growth, International Growth and Income and Strategic Income Funds.

     (20)  Purchase or sell real estate limited partnership interests.

     In addition to the above policies, the Money Market Fund is subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, the Money Market Fund will, among other things, not purchase the securities of any issuer if it would cause (i) more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase, (ii) more than 5% of its total assets to be invested in "second tier securities," as defined by Rule 2a-7, or (iii) more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.

     For the purposes of the investment limitations applicable to the National Municipal Bond Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Fund where the percentage limitation of restriction (9) must be met at all times.

                               PORTFOLIO TURNOVER


     The annual rate of portfolio turnover will normally differ for each Portfolio and may vary from year to year. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover (in excess of 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. No portfolio turnover rate can be calculated for the Money Market Fund due to the short maturities of the instruments purchased. The Small/Mid Cap, International Small Cap and Growth Fund have recently been established, and therefore no historical portfolio turnover rates are shown. The Small/Mid Cap, International Small Cap and Growth Equity Fund anticipate that their annual portfolio turnover rates generally will not exceed 120%, 100% and 175%, respectively. The portfolio turnover rate may vary from year to year, as well as within a year. The portfolio turnover rates for the other Portfolios of the Fund for the periods November 1, 1993 to October 31, 1994 and November 1, 1994 to October 31, 1995 were as follows:

                                   11/1/94    11/1/93
                                     TO         TO
                                   10/31/95   10/31/94
------------------------------------------------------------
Global Growth....................    57 %         54%
Value Equity.....................    54 %*        39%
Growth and Income................    40 %         45%
Asset Allocation.................    226%        246%
Strategic Income.................    180%        136%**
Investment Quality Bond..........   132 %         95%
U.S. Govt. Securities............    469%        279%
National Municipal Bond..........     44%          6%
International Growth and Income..     69%***

(A)  Annualized
*    Growth turnover as of October 31, 1995.
** For the period November 1, 1993 (commencement of operations) to October 31, 1994.
*** For the period January 9, 1995 (commencement of operations) to October 31, 1995.

Prior rates of portfolio turnover do not provide an accurate guide as to what the rate will be in any future year, and prior rates and estimated rates are not a limiting factor when it is deemed appropriate to purchase or sell securities for a Portfolio. Each Portfolio of the Fund intends to comply with the various requirements of the Code so as to qualify as a "regulated investment company" thereunder. One such requirement is that a Portfolio must derive less than 30% of its gross income from gains on the sale or other disposition of stock or securities held for less than three months. Accordingly, the ability of a particular Portfolio to effect certain portfolio transactions may be limited.

                             MANAGEMENT OF THE FUND

     The Trustees and officers of the Fund, together with information as to their principal occupations during the past five years, are listed below:

Name, Address and Age        Position with the Fund      Principal Occupation
---------------------------  -----------------------       During Past Five
                                                                Years
                                                      --------------------------
Don B. Allen                 Trustee                  Senior Lecturer,
136 Knickerbocker Rd.                                 William E. Simon
Pittsford, NY                                         Graduate School of
14534                                                 Business Admin.,
Age: 67                                               University of
                                                      Rochester.

Charles L. Bardelis          Trustee                  President and Chief
297 Dillingham Avenue                                 Executive Officer, Island
Falmouth, MA  02540                                   Commuter Corporation
Age: 54                                               (marine transport).


Samuel Hoar                  Trustee                  Senior Mediator, Judicial
73 Tremont Street                                     Arbitration Mediation
Boston, MA  02109                                     Services
Age: 67                                               "JAMS/Endispute", June 1,
                                                      1994 to date; Partner,
                                                      Goodwin, Proctor & Hoar,
                                                      prior to June 1, 1994.

Brian L. Moore*              Chairman of              Executive Vice President,
200 Bloor Street             the Trustees             Canadian Insurance
11th Floor                                            Operations, The
North Tower                                           Manufacturers Life
Toronto, Ontario                                      Insurance Company, Chief
Canada M4W-1E5                                        Executive Officer and
Age: 51                                               President, The North
                                                      American Group, Oct. 1993
                                                      to December 31, 1995
                                                      Executive Vice President
                                                      and Chief Financial
                                                      Officer, September 1988
                                                      to Oct. 1993, North
                                                      American Life Assurance
                                                      Company.

Robert J. Myers              Trustee                  Consulting Actuary
9610 Wire Avenue                                      (self-employed), April
Silver Spring, MD 20901                               1983 to date; Chairman,
Age: 82                                               Commission on Railroad
                                                      Retirement Reform
                                                      1988-1990.

John D. DesPrez III          President and Chief      Vice President, Mutual
116 Huntington Avenue        Executive Officer        Funds, of Manulife,
Boston, MA 02116                                      January, 1995 to date;
Age: 39                                               President and Chief
                                                      Executive Officer, March
                                                      1993 to date, North
                                                      American Funds; Vice
                                                      President and General
                                                      Counsel, January 1991 to
                                                      June 1994, North American
                                                      Security Life Insurance
                                                      Company; Private law
                                                      practice 1989-1990.

John G. Vrysen               Vice President           Vice President, Chief
116 Huntington Avenue                                 Financial Officer, U.S.
Boston, MA  02116                                     Operations, of Manulife,
Age: 40                                               January, 1995 to date;
                                                      Vice President and
                                                      Actuary, January 1986 to
                                                      date, North American
                                                      Security Life Insurance
                                                      Company.


Name, Address and Age        Position with the Fund      Principal Occupation
---------------------------  -----------------------       During Past Five
                                                                Years
                                                      --------------------------
James D. Gallagher           Secretary                Vice President, Legal
116 Huntington Avenue                                 Services, of Manulife,
Boston, MA  02116                                     January, 1995 to date;
Age: 41                                               Vice President and
                                                      General Counsel, June
                                                      1994 to date, North
                                                      American Security Life
                                                      Insurance Company; Vice
                                                      President and Associate
                                                      General Counsel,
                                                      1990-1994, The Prudential
                                                      Insurance Company of
                                                      America

James Boyle                  Vice President,          Vice President, Chief
116 Huntington Avenue        Treasurer and Chief      Financial Officer Mutual
Boston, MA  02116            Administrative Officer   Funds and Chief
Age: 36                                               Accounting Officer, of
                                                      Manulife, January, 1995
                                                      to date; Vice President,
                                                      Treasurer and Chief
                                                      Administrative Officer,
                                                      June 1994 to date, North
                                                      American Funds; Corporate
                                                      Controller, July 1993 to
                                                      June 1994, North American
                                                      Security Life Insurance
                                                      Company; Mutual Fund
                                                      Accounting Executive,
                                                      June 1992 to July 1993,
                                                      North American Security
                                                      Life Insurance Company;
                                                      Audit Manager, 1990 to
                                                      June 1992, Coopers &
                                                      Lybrand.

*    Trustee who is an "interested person", as defined in the 1940 Act.


COMPENSATION OF TRUSTEES

     The Fund does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $4,000, a fee of $1, 000 for each meeting of the Trustees that they attend in person and a fee of $200 for each such meeting conducted by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Fund pursuant to the Advisory Agreement described below and receive no compensation from the Fund. These officers spend only a portion of their time on the affairs of the Fund.



                               COMPENSATION TABLE

===================================================================================================
NAME OF PERSON,               AGGREGATE COMPENSATION FROM      TOTAL COMPENSATION FROM FUND
POSITION                      FUND FOR PRIOR FISCAL YEAR*      COMPLEX FOR PRIOR FISCAL YEAR#*
---------------------------------------------------------------------------------------------------
Don B. Allen, Trustee                         $ 7,250                          $ 41,250
---------------------------------------------------------------------------------------------------
Charles L. Bardelis,                          $ 7,250                          $ 41,250
Trustee
---------------------------------------------------------------------------------------------------
Samuel Hoar,                                  $ 7,250                          $ 41,250
Trustee
---------------------------------------------------------------------------------------------------
Robert J. Myers,                              $ 7,250                          $ 41,250
Trustee
===================================================================================================

*Compensation received for services as Trustee.

#Fund Complex includes all portfolios of the Fund as well as all portfolios of NASL Series Trust of which the Adviser is the investment adviser.

PRINCIPAL HOLDERS OF SECURITIES

  As of November 30, 1995 (i) Frontier Trust Company, Trustee FBO Saia Motor Freight Line Incorporated 401k Plan, Springhouse Corporate Center II, 323 Norristown Road, Ambler, Pennsylvania 192202-2756 owned record 144,324.766 shares ( 7.1% of the outstanding shares) of Investment Quality Bond Fund, 1,526,314.380 shares ( 8.7 % of the outstanding shares) of the Money Market Fund, (ii) Security Life, 116 Huntington Avenue, Boston, Massachusetts 02116 beneficially owned 401,070.064 shares ( 17.5 % of the outstanding shares) of the International Growth and Income Fund; and (iii) Nalco Pension Plan for US Members, Elliot & Page, 120 Adelaide Street West 1120, Toronto, Ontario owned of record 494,609.628 shares ( 5.2 % of the outstanding shares) of the Global Growth Fund and (iv) Arlene Moskowitz, Trustee, Calabasas Mental Health Services, Retirement Fund, 4043 Camamito Meliado, San Diego, CA 92122-51055 owned of record 945,467.170 (5.4% of the outstanding shares) of the Money Maraket Fund. As of such date, no other shareholder owned of record or, to the knowledge of the Fund, beneficially owned more than 5% of the outstanding shares of any Portfolio of the Fund. The officers and Trustees of the Fund as a group own less than 1% of the outstanding shares of each Portfolio of the Fund.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

     The following information supplements the material appearing in the Prospectus under the caption "MANAGEMENT OF THE FUND." The principal terms of the Advisory and Subadvisory Agreements are described in the Prospectus. The following supplemental discussion of such agreements covers certain legal terms of such agreements. The Advisory and Subadvisory Agreements discussed below have been filed with and are available from the Commission.

ADVISORY AND SUBADVISORY AGREEMENTS

          The Advisory Agreement, each Subadvisory Agreement (except the Founders Asset Management, Inc. Subadvisory Agreement and the Fred Alger Management, Inc. Subadvisory Agreement) and the Salomon Brothers Asset Management Limited Consulting Agreement were approved by the Trustees on September 28, 1995 and by the shareholders of the portfolios on December 5, 1995. These approvals occurred in connection with the change of control of NASL Financial as a result of the merger of North American Life Assurance Company, the ultimate controlling parent of NASL Financial, with The Manufacturers Life Insurance Company on January 1, 1996.

          On December 15, 1995, the Trustees appointed Fred Alger Management, Inc. . ("Alger") pursuant to a new Subadvisory Agreement with Alger ("Alger Subadvisory Agreement") as subadviser to the Small/Mid Cap Fund. The Alger Subadvisory Agreement, which provides for the management of the newly-established Small/Mid Cap Fund, was approved by the Trustees, including a majority of the Trustees who are not parties to the Alger Subadvisory Agreement or interested persons of any party to such Agreement on December 15, 1995. The Alger Subadvisory Agreement will be approved by the sole shareholder of the Small/Mid Cap Fund on March 1, 1996.

          On December 15, 1995, the Trustees appointed Founders Asset Management, Inc. ("Founders") pursuant to a new Subadvisory Agreement with Founders ("Founders Subadvisory Agreement") as subadviser to the International Small Cap and the Growth Equity Fund. The Founders Subadvisory Agreement, which provides for the management of the newly-established International Small Cap and Growth Equity Fund, was approved by the Trustees, including a majority of the Trustees who are not parties to the Founders Subadvisory Agreement or interested persons of any party to such Agreement on December 15, 1995. The Founders Subadvisory Agreement will be approved by the sole shareholder of the International Small Cap and Growth Equity Fund on March 1, 1996.

          For the periods November 1, 1992 to October 31, 1993, November 1, 1993 to October 31, 1994, and November 1, 1994 to October 31, 1995, the Fund paid total advisory fees to the Adviser of $2,131,099, $3,483,764 and $ 4,324,695, respectively. The amounts represented by each of the Portfolios are as follows:


PORTFOLIO                          11/1/92 TO 10/31/93  11/1/93 TO 10/31/94   11/1/94 TO 10/31/95
--------------------------------------------------------------------------------------------------
Global Growth                                 $256,968             $882,302            $1,185,949

Value Equity                                  $362,202             $556,612            $  758,694

Growth and Income                             $167,521             $333,531            $  521,769

International Growth and Income                    N/A                  N/A           ***$102,022

Strategic Income                                   N/A                    0*           $  195,046

Investment Quality Bond                       $ 37,709             $ 89,202            $   99,260

U.S. Government                               $773,785             $860,225            $  661,449

National Municipal Bond                       $1,819**             $ 19,807            $   68,638

Money Market                                  $ 12,455             $ 38,127            $   44,306
---------------------------------------------------------------------------------------------------
Asset Allocation                              $518,640             $703,958            $  687,562

   *For the period November 1, 1993 (commencement of operations) to October 31,
    1994.

   **For the period July 6, 1993 (commencement of operations) to October 31,
     1993.

   ***For the period January 9, 1995 (commencement of operations) to October 31,
      1995.

   For information concerning waivers of advisory fees and expense reimbursements, see note 5 to the financial statements dated October 31, 1995 included in this Statement of Additional Information.

   For the same periods, the Adviser paid total subadvisory fees of $927,697, $1,609,821 and $2,060,667, respectively. The amounts represented by each of the Portfolios are as follows:


                                   11/1/92 TO 10/31/93  11/1/93 TO 10/31/94  11/1/94 TO 10/31/95

PORTFOLIO
---------------------------------------------------------------------------------------------------
Global Growth                                 $157,053             $539,184             $724,749

Value Equity                                  $160,668             $241,581             $323,912

Growth and Income                             $ 75,095             $148,991             $227,367

International Growth and Income                    N/A                  N/A           ***$56,679

Strategic Income*                                  N/A             $      0             #$91,022

Investment Quality Bond                       $ 14,141             $ 33,714             $ 37,223

U.S. Government                               $290,169             $323,714             $248,043

National Municipal Bond                       $    0**             $  9,819             $ 40,125

Money Market                                  $  4,475             $ 14,296             $ 16,615
---------------------------------------------------------------------------------------------------
Asset Allocation                              $226,096             $298,522             $294,932


    *For the period November 1, 1993 (commencement of operations) to October 31,
     1994.

    **For the period July 6, 1993 (commencement of operations) to October 31,
      1993.

    ***For the period January 9, 1995 (commencement of operations) to October
       31, 1995.

    #Of this amount, $ 29,730 was paid by SBAM to Salomon Brothers Asset Management Limited under the Subadvisory Consulting Agreement.

    The Prospectus refers to a subadvisory consulting agreement between SBAM and Salomon Brothers Asset Management Limited ("SBAM Limited"). Under that agreement SBAM Limited provides certain investment advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Income Fund. SBAM pays SBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee, such amount being an amount equal to the fee payable under SBAM's subadvisory agreement multiplied by the current value of the net assets of the portion of the assets of the Strategic Income Fund that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Portfolio. The Fund will not incur any additional expenses in connection with SBAM Limited's services. SBAM Limited is a wholly owned subsidiary of Salomon Brothers Europe Limited ("SBEL"). Salomon (International) Finance A G ("SIF") owns 100% of SBEL's Convertible Redeemable Preference Shares and 36.8% of SBEL's Ordinary Shares, while the remaining 63.2% of SBEL's Ordinary Shares are owned by Salomon Brothers Holding Company Inc ("SBH"). SIF is wholly owned by SBH, which is in turn, a wholly owned subsidiary of Salomon Inc.

    The Advisory Agreement and each Subadvisory Agreement, including the SBAM Limited Consulting Agreement (collectively, the "Agreements") will continue in effect as to a Portfolio for a period no more than two years from the date of its execution or the execution of an amendment making the agreement applicable to that Portfolio only so long as such continuance is specifically approved at least annually either by the Trustees or by the vote of a majority of the outstanding voting securities of each of the Portfolios of the Fund, provided that in either event such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of the class of capital stock of that Portfolio vote to approve such continuance, notwithstanding that such continuance may not have been approved by a majority of the outstanding voting securities of the Fund.

    If the shareholders of any Portfolio fail to approve any continuance of any Agreement, the Adviser or Subadviser (including SBAM Limited), as applicable, will continue to act as such with respect to such Portfolio pending the required approval of the continuance of such Agreement, of a new contract with the Adviser or Subadviser or different investment adviser or subadviser, or other definitive action. In the case of the Adviser and Oechsle International, the compensation received by them in respect of such a Portfolio during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to such Portfolio or the amount it would have received under the Agreement in respect of such Portfolio, whichever is less. In the case of Wellington Management and SBAM, the compensation received by them in respect of such a Portfolio during such a period will be no more than that permitted by Rule 15a-4 under the 1940 Act. In the case of GSAM, the compensation received by it in respect of such a Portfolio during such period will be no more than the amount it would have received under the Agreement in respect of such Portfolio. In the case of J.P. Morgan, the compensation received by it in respect of such a Portfolio during such a period will be no more than the amount permitted by Rule 15a-4 under the 1940 Act.

    The Agreements may be terminated at any time, without the payment of penalty, by the Trustees of the Fund or by the vote of a majority of the outstanding voting securities of the applicable Portfolios of the Fund, with respect to any Portfolio by the vote of a majority of the outstanding shares of such Portfolio, or by the Adviser or applicable Subadviser on 60 days' written notice to the other party or parties to the Agreement and, in the case of the Subadvisory Agreements, to the Fund. Each of the Agreements will automatically terminate in the event of its assignment.

    The Agreements may be amended by the parties provided that such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Fund or applicable Portfolio(s), as the case may be, and by the vote of a majority of the Trustees of the Fund who are not interested persons of the Fund, of the Adviser or of the applicable Subadviser or of SBAM Limited, cast in person at a meeting called for the purpose of voting upon such approval. The required shareholder approval of any amendment shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio vote to approve the amendment, notwithstanding that the amendment may not be approved by a majority of the outstanding voting securities of (i) any other Portfolio affected by the amendment or (ii) all the Portfolios of the Fund.

    Each Subadvisory Agreement, except the Oechsle and J.P. Morgan Subadvisory Agreements and the SBAM Limited Consulting Agreement, provides that the Subadviser or SBAM Limited will not be liable to the Fund or the Adviser for any losses resulting from any matters to which the agreement relates other than losses resulting from the Subadviser's or SBAM Limited's willful misfeasance, bad faith or gross negligence in the performance of, or from reckless disregard of, its duties. The Oechsle and J.P. Morgan Subadvisory Agreement each provide that the subadviser will not be liable to the Fund or NASL Financial for any losses resulting from any error of judgment made in the good faith exercise of the Subadviser's investment discretion in connection with selecting investments, except for losses resulting from willful misfeasance, bad faith or gross negligence of, or from reckless disregard of, it duties, and that it shall not be liable for any losses resulting from any other matters except for losses resulting from willful misfeasance, bad faith or negligence in the performance of, or from disregard of, its duties.


                               DISTRIBUTION PLANS

          The Fund currently offers three classes of shares in each Portfolio:
"Class A" shares, "Class B" shares and "Class C" shares (the "Multiple Pricing System"). See "MULTIPLE PRICING SYSTEM" and "HOW TO PURCHASE SHARES" in the Prospectus.

          In addition to the front end sales charge which may be deducted at the time of purchase of Class A shares and the CDSC which may apply on redemption of Class B shares, each class of shares of each Portfolio is authorized under the Distribution Plan applicable to that class of shares (the "Class A Plan," the "Class B Plan" and the "Class C Plan," collectively, the "Plans") adopted pursuant to Rule 12b-1 under the 1940 Act to use the assets attributable to such class of shares of the Portfolio to finance certain activities relating to the distribution of shares to investors. The Plans are "compensation" plans providing for the payment of a fixed percentage of average net assets to finance distribution expenses. The Plans provide for the payment by each class of shares of each Portfolio of the Fund, other than the Money Market Fund, of a monthly distribution and service fee to the Distributor, as principal underwriter for the Fund. Portions of the fees prescribed below are used to provide payments to the Distributor, to promotional agents, to brokers, dealers or financial institutions (collectively, "Selling Agents") and to Service Organizations for ongoing account services to shareholders and are deemed to be "service fees" as defined in paragraph (b)(9) of Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

          Under the Class A Plan, Class A shares of each Portfolio (except as described in the next sentence) are subject to a fee of up to .35% of their respective average annual net assets, five-sevenths of which (.25%) constitutes a "service fee." Class A shares of the National Municipal Bond Fund are subject to a fee of up to .15% of Class A average annual net assets, the entire amount of which constitutes a "service fee," and Class A shares of the Money Market Fund bear no such fees. Under the Class B Plan, Class B shares of each Portfolio (with the exception of the Money Market Fund) are subject to a fee of up to 1.00% of their respective average annual net assets, one-fourth (.25%) of which constitutes a "service fee." Under the Class C Plan, Class C shares of each Portfolio (with the exception of the Money Market Fund) are subject to a fee of up to 1.00% of their respective average annual net assets, one-fourth (.25%) of which constitutes a "service fee."

          Payments under the Plans are used primarily to compensate the Distributor for distribution services provided by it in connection with the offering and sale of the applicable class of shares, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents for sales support services provided and related expenses incurred by such Selling Agents. Such services and expenses may include the development, formulation and implementation of marketing and promotional activities, the preparation, printing and distribution of prospectuses and reports to recipients other than existing shareholders, the preparation, printing and distribution of sales literature, expenditures for support services such as telephone facilities and expenses and shareholder services as the Fund may reasonably request, provision to the Fund of such information, analyses and opinions with respect to marketing and promotional activities as the Fund may, from time to time, reasonably request, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively, overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively, and any other costs and expenses relating to distribution or sales support activities. The Distributor may pay directly Selling Agents and may provide directly the distribution services described above, or it may arrange for such payment or the performance of some or all of such services by Wood Logan, the Fund's exclusive promotional agent, at such level of compensation as may be agreed to by the Distributor and Wood Logan.

          The distribution and service fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase shares without the assessment of a front end sales charge, and, with respect to the Class C shares, without the assessment of a front end sales charge or a CDSC, and at the same time permit the Distributor to compensate securities dealers with respect to sales of such shares.

          The Distributor is authorized by each Plan to retain any excess of the fees it receives thereunder over its payments to selected dealers or Wood Logan and its expenses incurred in connection with providing distribution services. Thus, payments under a Plan may result in a profit to the Distributor. Each Plan also provides that to the extent that any payments by any class of any Portfolio of the Fund to the Distributor in its capacity as investment adviser to the Fund, such as for investment management fees, may be deemed to be an indirect payment of distribution expenses, those indirect payments are deemed to be authorized by the Plans.

          In adopting the Plans, the Trustees determined that the adoption of the Plans is in the best interests of the Fund and its shareholders, that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, and that the Plans are essential to, and an integral part of, the Fund's program for financing the sale of shares of the various Portfolios of the Fund to the public.


          The Distributor, a wholly-owned subsidiary of North American Security Life Insurance Company, is a broker/dealer registered under the Securities Exchange Act of 1934, as amended ("1934 Act") and a member of the NASD. The Distributor's address is the same as that of the Fund and the Distributor also serves as the investment adviser to the Fund as described above under "MANAGEMENT OF THE FUND." The Distributor has entered into an exclusive promotional agent agreement with Wood Logan pursuant to which Wood Logan will solicit securities dealers to sell Fund shares, offer sales training to registered representatives of such dealers, prepare and distribute certain sales and promotional materials and otherwise assist in the distribution of Fund shares. For providing such services, the Distributor will pay Wood Logan such amounts as are agreed to from time to time pursuant to the promotional agent agreement. Wood Logan, a broker/dealer registered under the 1934 Act and a member of the NASD, is a subsidiary of Wood Logan Associates, Inc., a corporation which is a wholly owned subsidiary of a holding company that is 85% owned by Manulife and approximately 15% owned by principals of Wood Logan. The address of Wood Logan is 1455 East Putnam Avenue, Old Greenwich, Connecticut 06870.

          Neither a Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related to it (the "Qualified Trustees"), cast in person at a meeting called for the purpose of voting on such Plan and the related agreements. Such approvals of the Plans were obtained on December 16, 1993. The Plan relating to Class A shares was approved
(i) with respect to the Strategic Income, Investment Quality Bond, U.S. Government Securities, National Municipal Bond and Money Market Funds, by the shareholders of each such Portfolio on February 18, 1994, as the initial shareholders of the Class A shares in each such Portfolio, (ii) with respect to the Global Growth, Value Equity, Growth Equity and Income and Asset Allocation Funds, by the Distributor on March 30, 1994 as sole initial shareholder of the Class A shares of each such Portfolio, (iii) with respect to the International Growth and Income Fund, by the Distributor on January 4, 1995 as sole initial shareholder of the Class A shares of such Portfolio and (iv) with respect to the Small/Mid Cap, Growth Equity and the International Small Cap Funds, by the Distributor on March 1, 1996 as sole initial shareholder of the Class A shares of such Portfolios. The Plan relating to Class B shares was approved (i) with respect to each Portfolio (except the International Growth and Income, Small/Mid Cap, Growth Equity and International Small Cap Funds) by the Distributor on March 30, 1994 as sole initial shareholder of the Class B shares of each such Portfolio, (ii) with respect to the International Growth and Income Fund, by the Distributor on January 4, 1995 as sole initial shareholder of the Class B shares of such Portfolio and (iii) with respect to the Small/Mid Cap, Growth Equity and International Small Cap Funds by the Distributor on March 1, 1996 as sole initial shareholder of the Class B shares of each such Portfolios. The Plan relating to Class C shares was approved (i) with respect to the Global Growth, Value Equity, Growth Equity and Income and Asset Allocation Funds, by the shareholders of each such Portfolio on February 18, 1994, as the initial shareholders of the Class C shares in each such Portfolio, (ii) with respect to the Strategic Income, Investment Quality Bond, U.S. Government Securities, National Municipal Bond and Money Market Funds, by the shareholders of each such Portfolio on March 30, 1994, as the initial shareholders of the Class C shares in each such Portfolio, (iii) with respect to the International Growth and Income Fund, by the Distributor on January 4, 1995 as sole initial shareholder of the Class C shares of such Portfolio and (iv) with respect to the Small/Mid Cap, Growth Equity and the International Small Cap Funds, by the Distributor on March 1, 1996 as sole initial shareholder of the Class C shares of such Portfolios.

          The Plans will continue in effect only so long as their continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plans. The Trustees will receive quarterly and annual statements concerning distribution and shareholder servicing expenditures. In such statements, only expenditures properly attributable to the sale or servicing of a particular class of shares will be used to justify any distribution or servicing fee charged to that class. Expenditures not related to the sale or servicing of a particular class will not be presented to the Trustees to justify any fee attributable to that class. The statements, including the allocations upon which they are based, will be subject to the review and approval of the Qualified Trustees in the exercise of their fiduciary duty. Each Plan may be terminated at any time with respect to any one or more Portfolios by a majority vote of the Qualified Trustees or by vote of a majority of the outstanding voting securities attributable to Class A, Class B and Class C shares, as applicable, of such Portfolio or Portfolios. If a Plan is terminated by the Trustees or is otherwise discontinued with respect to one or more Portfolios, no further payments would be made by the Fund in respect of the Class A, Class B and Class C shares, as applicable, of such Portfolio or Portfolios under that Plan. A Plan may remain in effect with respect to Class A, Class B, Class C or shares, as applicable, of a Portfolio even if it has been terminated with respect to the Class A, Class B and Class C shares, as applicable, of one or more other Portfolios.

          A Plan may not be amended with respect to any class of any Portfolio so as to materially increase the amount of the fees payable thereunder unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of such class of such Portfolio. In addition, no material amendment to a Plan may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plans.

          For the period November 1, 1994 to October 31, 1995 (January 9, 1995 to October 31, 1995, in the case of the International Growth and Income Fund), the Fund paid distribution and service fees pursuant to the Class A Plan to the Distributor of $612,357 comprised of $73,632 from the Global Growth Fund, $67,055 from the Value Equity Fund*, $32,645 from the Growth and Income Fund, $40,975 from the Strategic Income Fund, $29,493 from the Asset Allocation Fund, $36,599 from the Investment Quality Bond Fund, $305,276 from the U.S. Government Securities Fund, $ 15,083 from the International Growth and Income Fund**and $11,599 from the National Municipal Bond Fund. Of the total, $71,662 was paid by the Distributor to Wood Logan for providing promotional and shareholder services. Of this latter amount, approximately 81% was spent for sales literature and printing prospectuses for other than current shareholders, 6% represented allocated overhead expenses of Wood Logan and 13% represented allocated compensation of personnel of Wood Logan. The balance of the fees were, in accordance with the Class A Plan, retained by the Distributor and used to fund shareholder servicing, promotional activities and expenses. In addition, $450,737 of the total distribution fees for Class A were paid to securities dealers, comprised of $33,908 from the Global Growth Fund, $34,277 from the Value Equity Fund*, $22,164 from the Growth and Income Fund, $26,174 from the Strategic Income Fund, $20,724 from the Asset

Allocation Fund, $30,241 from the Investment Quality Bond Fund, $269,681 from the U.S. Government Securities Fund, $2,444 from the International Growth and Income Fund**and $11,124 from the National Municipal Bond Fund.

          For the period November 1, 1994 to October 31, 1995 (January 9, 1995 to October 31, 1995), the Fund paid distribution and service fees pursuant to the Class B Plan to the Distributor of $784,557 comprised of $190,546 from the Global Growth Fund, $116,729 from the Value Equity Fund*, $102,905 from the Growth and Income Fund, $133,210 from the Strategic Income Fund, $73,078 from the Asset Allocation Fund, $18,575 from the Investment Quality Bond Fund, $68,916 from the U.S. Government Securities Fund, $ 38,900 from the International Growth and Income Fund** and $41,698 from the National Municipal Bond Fund. Of the total, $0 was paid by the Distributor to Wood Logan for providing promotional and shareholder services. Of this latter amount, approximately 81% was spent for sales literature and printing prospectuses for other than current shareholders, 6% represented allocated overhead expenses of Wood Logan and 13% represented allocated compensation of personnel of Wood Logan. The balance of the fees were, in accordance with the Class B Plan, retained by the Distributor and used to fund shareholder servicing, promotional activities and expenses. In addition, $166,103 of the total distribution fees for Class B were paid to securities dealers, comprised of $43,740 from the Global Growth Fund, $25,606 from the Value Equity Fund*, $21,537 from the Growth and Income Fund, $29,180 from the Strategic Income Fund, $16,252 from the Asset Allocation Fund, $3,977 from the Investment Quality Bond Fund, $12,665 from the U.S. Government Securities Fund, $7,606 from the International Growth and Income Fund**and $5,540 from the National Municipal Bond Fund.

          For the period November 1, 1994 to October 31, 1995 (January 9, 1995 to October 31, 1995), the Fund paid distribution and service fees pursuant to the Class C Plan to the Distributor of $3,450,140, comprised of $916,825 from the Global Growth Fund, $778,650 from the Value Equity Fund*, $539,779 from the Growth and Income Fund, $114,220 from the Strategic Income Fund, $824,231 from the Asset Allocation Fund, $42,293 from the Investment Quality Bond Fund, $161,309 from the U.S. Government Securities Fund, $31,365 from the International Growth and Income Fund** and $41,468 from the National Municipal Bond Fund. Of the total, $446,724 was paid by the Distributor to Wood Logan for providing promotional and shareholder services. Of this latter amount, approximately 81% was spent for sales literature and printing prospectuses for other than current shareholders, 6% represented allocated overhead expenses of Wood Logan and 13% represented allocated compensation of personnel of Wood Logan. The balance of the fees were, in accordance with the Class C Plan, retained by the Distributor and used to fund shareholder servicing, promotional activities and expenses. In addition, $3,022,349 of the total distribution fees for Class C were paid to securities dealers, comprised of $813,227 from the Global Growth Fund, $691,340 from the Value Equity Fund*, $477,610 from the Growth and Income Fund, $ 102,660 from the Strategic Income Fund, $726,061 from the Asset Allocation Fund, $33,949 from the Investment Quality Bond Fund, $131,477 from the U.S. Government Securities Fund, $21,680 from the International Growth and Income Fund**and $24,345 from the National Municipal Bond Fund.


*Please note that all distribution figures for the Value Equity Fund are calculated upon statistics for the Growth Fund, the prior name of the Value Equity Fund.

** Please note that distribution figures for the International Growth and Income Fund are for the period January 9, 1995 (commencement of operations) through October 31, 1995.

UNDERWRITERS

          For the periods November 1, 1992 to October 31, 1993, November 1, 1993 to October 31, 1994, and November 1, 1994 to October 31, 1995, the Distributor received underwriting commissions of $1,980,080, $1,344,806 and $960,690, respectively. The amounts were comprised as reflected below, with respect to shares of the following Portfolios:

PORTFOLIO                          11/1/92 TO     11/1/93 TO    11/1/94 TO
                                     10/31/93       10/31/94      10/31/95
-----------------------------------------------------------------------------
Global Growth                       $ 394,036      $ 413,960     $172,487
Value Equity****                    $ 375,981      $ 213,835     $138,334
Growth and Income                   $ 255,407      $ 102,711     $123,745
International Growth and Income           N/A            N/A  ***$100,890
Strategic Income*                         N/A      $ 206,721     $ 65,693
Investment Quality Bond             $  63,081      $  33,392     $ 19,367
U.S. Government                     $ 370,320      $ 155,785     $223,721
National Municipal Bond             $21,203**      $  20,201     $ 31,612
Asset Allocation                    $ 500,052      $ 198,201     $ 84,841

          *For the period November 1, 1993 (commencement of operations) to October 31, 1994.

          **For the period July 6, 1993 (commencement of operations) to October 31, 1993.

          ***For the period January 9, 1995 (commencement of operations) to October 31, 1995.

          ****Formerly known as the Growth Fund

          Of the total underwriting commissions received during the period, $0, $0 and $0, respectively, was retained by the Distributor. The balance of such commissions was paid to securities dealers and the promotional agent. During such periods the Distributor did not receive directly or indirectly from the Fund any compensation on the redemption or repurchase of Fund shares, brokerage commissions or other underwriting compensation.

                              PORTFOLIO BROKERAGE

          Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The Subadvisers have no formula for the distribution of the Fund's brokerage business, their intention being to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Fund. The cost of securities transactions for each Portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

          Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

          The Subadvisers consider various factors in selecting brokers through which orders for client accounts are executed. The Subadvisers' primary consideration is the broker's ability to provide the best execution of the trade (including both trade price and commission). Assuming equal execution capabilities, the Subadvisers also take other factors into account.

          In determining which brokers provide best execution, the Subadvisers look primarily to the stock price quoted by the broker, and normally place orders with the broker through which they can obtain the most favorable price. If the same price is available from more than one broker, a Subadviser's judgment as to the following factors may influence the selection of a broker for a particular trade: the execution, clearance and settlement capabilities of the brokers under consideration; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the financial stability of the brokers under consideration; actual or apparent operational problems of any broker under consideration; and the negotiated commission rates available at the time of the trade. The Subadvisers may also consider the willingness of particular brokers to sell shares of the Fund and difficulty of execution.

          The Subadvisers also consider the nature and extent of research services provided when they select brokers. Assuming equal execution capabilities as described above, the Subadvisers may direct commission business to brokers who provide research services. Such services include, but are not limited to: analyses and reports concerning economic factors and trends, industries, specific securities, portfolio strategy, and valuation and performance of accounts; advice regarding critical factors supporting research recommendations and special reports or information based on the specific requests of a Subadviser's portfolio manager/analysts. The Subadvisers may also from time to time obtain research services prepared by third parties and provided by brokers in exchange for a predetermined amount of commission business. These services include portfolio monitoring, analysis and performance measurement systems, various economic forecasting and research services covering stocks and bonds, research and trading conferences, and a source of information as to block trading opportunities. Some third party arrangements are cancelable at any time while others require notice. Such third party arrangements do not involve a substantial amount of the Subadvisers' commission business on behalf of clients.

          In accordance with industry practice, commission rates are normally determined through negotiations with brokers conducted by the Subadvisers' traders. These negotiations take into account industry norms for particular transactions, the size and type of trades, the size and expertise of the brokerage firm involved and the nature of brokerage and research services provided, including special services in connection with a particular trade. (Such special services could include, among other things, the assumption of market risk in connection with a trade or series of trades or the facilitation of trades in a thin or volatile market.) Commission rates paid by the Subadvisers in those cases may be higher than those charged by brokers for execution of similar trades without the provision of research and/or special services.

          No precise monetary value can be assigned to research and special execution services furnished to the Subadvisers by brokers. The Subadvisers will review all research services and will determine if the amounts of commissions directed to brokers are reasonable in relation to the value of the brokerage and research services provided, viewed in terms of both particular transactions and the Subadvisers' overall responsibilities with respect to the accounts over which they exercise investment discretion. Each Subadviser will maintain an internal allocation procedure to identify those brokers who provide them with research services and the amount of research services they provide, and will endeavor to direct sufficient commissions to them to ensure the continued receipt of such services as the Subadviser believes to be valuable.

          Research services furnished by brokers will generally be used in servicing all of the Portfolios of the Fund advised by a Subadviser, although not all of such services may be used in connection with any particular Portfolio that paid commissions to the brokers providing such services.

          The Subadvisers' practices in selecting brokers will be reviewed periodically by the Trustees of the Fund.

          The Subadvisers and/or their affiliates currently manage portfolios and accounts other than those of the Fund. Although investment recommendations or determinations for the Fund's Portfolios will be made by the Subadvisers independently from the investment recommendations and determinations made by them for any other portfolio or account or by the Subadvisers' affiliates for the portfolios or accounts they manage, investments deemed appropriate for the Fund's Portfolios by the Subadvisers may also be deemed appropriate by them or affiliated advisers for other portfolios or accounts, so that the same security may be purchased or sold at or about the same time for both the Fund's Portfolios and such other portfolios or accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the Fund's Portfolios and one or more other portfolios or accounts should be combined, in which event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the Fund's Portfolios and such other portfolios or accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Subadvisers and the Fund believe that its participation in such transactions on balance will produce better overall results for the Fund.

          For the periods November 1, 1992 to October 31, 1993, November 1, 1993 to October 31, 1994 and November 1, 1994 to October 31, 1995, the Fund paid brokerage commissions in connection with portfolio transactions of $469,159, $777,036 and $1,039,631,respectively. The amounts represented by each of the Portfolios are as follows:

PORTFOLIO                          11/1/92 TO 10/31/93  11/1/93 TO  11/1/94 TO 10/31/95
                                                          10/31/94
------------------------------------------------------------------------------------------
                                              $217,000   $ 462,441             $509,668
Global Growth
Value Equity****                              $137,373   $ 140,638             $211,194
Growth and Income                             $ 21,681   $  70,381             $ 97,836
International Growth and Income                    N/A         N/A           ***$12,558
Asset Allocation                              $ 93,105   $ 103,576             $208,375


          *For the period November 1, 1993 (commencement of operations) to October 31, 1994.

          **For the period July 6, 1993 (commencement of operations) to October 31, 1993.

          ***For the period January 9, 1995 (commencement of operations) to October 31, 1995.

          ****Formerly known as the Growth Fund

          Goldman Sachs & Co., ("Goldman"), Salomon Brothers Inc ("Salomon"), J.P. Morgan Securities Inc. and J.P. Morgan Securities LTD. ("J.P. Morgan Securities") and Dresden Bank are affiliated brokers of the Fund due to the positions of GSAM, SBAM, J.P. Morgan and Oechsle International, respectively, as Subadviser to Fund Portfolios.

          Brokerage commissions were paid to Goldman, Sachs & Co. as follows:
                                             --------------------

From November 1, 1992 to October 31, 1993, brokerage commissions were paid to Goldman, Sachs & Co. as follows:
--------------------

PORTFOLIO                    11/1/92 TO 10/31/93          % OF FUND'S BROKERAGE            % OF AGGREGATE $
                                                        COMMISSIONS REPRESENTED                   AMOUNT OF
                                                                 FOR THE PERIOD         TRANSACTION FOR THE
                                                                                                     PERIOD
------------------------------------------------------------------------------------------------------------
Global Growth                            $ 3,666                             2%                          2%
Value Equity*                            $20,374                            15%                         20%
Growth and Income                        $   120                             1%                          3%
Asset Allocation                         $11,525                            12%                          2%


 *Formerly known as the Growth Fund

From November 1, 1993 to October 31, 1994, brokerage commissions were paid to Goldman, Sachs & Co. as follows:
--------------------

PORTFOLIO                             11/1/93 TO          % OF FUND'S BROKERAGE            % OF AGGREGATE $
                                        10/31/94                    COMMISSIONS       MOUNT OF TRANSACTIONS
                                                            REPRESENTED FOR THE              FOR THE PERIOD
                                                                        PERIOD
------------------------------------------------------------------------------------------------------------
                                                                                      C>
Value Equity*                            $10,169                             7%                          1%
Growth and Income                        $ 2,502                             4%                          1%
Asset Allocation                         $ 9,284                             9%                       0.12%
Investment Quality                       $     0                             0%                       0.48%
National Municipal Bond                  $     0                             0%                         37%
Money Market                             $     0                             0%                          4%


*Formerly known as the  Growth Fund


From November 1, 1994 to October 31, 1995, brokerage commission were paid to Goldman, Sachs & Co. as follows:
--------------------


PORTFOLIO                    11/1/94 TO 10/31/95          % OF FUND'S BROKERAGE            % OF AGGREGATE $
                                                                    COMMISSIONS        AMOUNT OFTRANSACTIONS
                                                            REPRESENTED FOR THE               FOR THE PERIOD
                                                                         PERIOD
------------------------------------------------------------------------------------------------------------
Global Growth                            $ 4,137                          0.81%                       0.67%
Value Equity*                            $23,638                         11.19%                       0.27%
Asset Allocation                         $16,464                          7.90%                       0.26%
International Growth and                 $ 1,690                         13.46%                       1.97%
 Income**
Growth and Income                        $ 4,086                          4.18%                       0.36%


*Formerly known as the Growth Fund


**For the period January 9, 1995 (commencement of operations) to October 31, 1995

From November 1, 1992 to October 31, 1993, brokerage commissions were paid to Salomon Brothers Inc as follows:
--------------------

PORTFOLIO                    11/1/92 TO 10/31/93           % OF FUND'S BROKERAGE             % OF AGGREGATE $
                                                          COMMISSION REPRESENTED                    AMOUNT OF
                                                                   OR THE PERIOD         TRANSACTIONS FOR THE
                                                                                                       PERIOD
-------------------------------------------------------------------------------------------------------------
Global Growth                            $ 2,269                              1%                          1%
Value Equity*                            $ 6,609                              5%                          5%
Growth & Income                          $ 1,524                              7%                          6%
Asset Allocation                         $ 4,061                              4%                         16%
Money Market                             $     0                              0%                          0%


*Formerly known as the Growth Fund

From November 1, 1993 to October 31, 1994, brokerage commissions were paid to Salomon Brothers Inc as follows:
--------------------

PORTFOLIO                    11/1/93 TO 10/31/94           % OF FUND'S BROKERAGE             % OF AGGREGATE $
                                                         COMMISSIONS REPRESENTED                    AMOUNT OF
                                                                  FOR THE PERIOD         TRANSACTIONS FOR THE
                                                                                                       PERIOD
-------------------------------------------------------------------------------------------------------------
Global Growth                            $ 2,277                              0%                          1%
Value Equity*                            $ 7,181                              5%                       0.13%
Growth & Income                          $ 7,908                             11%                          1%
Asset Allocation                         $ 7,396                              7%                          4%
Investment Quality Bond                  $     0                              0%                          1%
U.S. Government                          $     0                              0%                       0.25%
Money Market                             $     0                              0%                          1%


*Formerly known as the Growth Fund


From November 1, 1994 to October 31, 1995, brokerage commissions were paid to Salomon Brothers Inc as follows:
--------------------


PORTFOLIO                    11/1/914TO 10/31/95           % OF FUND'S BROKERAGE             % OF AGGREGATE $
                                                                     COMMISSIONS       AMOUNT OF TRANSACTIONS
                                                             REPRESENTED FOR THE               FOR THE PERIOD
                                                                          PERIOD
-------------------------------------------------------------------------------------------------------------
Global Growth                            $ 6,414                           1.26%                       0.86%
Value Equity*                            $ 8,760                           4.15%                       0.16%
Growth and Income                        $10,402                          10.63%                       0.71%
Asset Allocation                         $ 8,117                           3.90%                       2.71%


*Formerly known as the Growth Fund

From January 1, 1995 to October 31, 1995, brokerage commissions were paid to J.P.Morgan Securities as follows:
---------------------

PORTFOLIO                    1/9/95 TO 10/31/95              % OF FUND'S BROKERAGE         % OF AGGREGATE $
                                                           COMMISSIONS REPRESENTED                AMOUNT OF
                                                                    FOR THE PERIOD     TRANSACTIONS FOR THE
                                                                                                     PERIOD
-----------------------------------------------------------------------------------------------------------
Global Growth                           $ 3,265                              0.64%                   0.48%
Value Equity*                           $13,056                              6.18%                   0.21%
Growth & Income                         $   300                              0.31%                   0.03%
Asset Allocation                        $13,735                              6.59%                   0.88%


*Formerly known as the Growth Fund


From November 1, 1994 to October 31, 1995, there were no brokerage commissions were paid to Dresden Bank .
             ------------


                        DETERMINATION OF NET ASSET VALUE

          The following supplements the discussion under the caption "GENERAL INFORMATION -- Net Asset Value" set forth in the Prospectus. The assets belonging to each class of shares of a Portfolio will, in each case, be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the expenses and liabilities allocated to that class from the assets belonging to that class.

          The following provides further information concerning the Fund's use of the amortized cost method of valuation for certain types of securities.

          All instruments held by the Money Market Fund and money market instruments with a remaining maturity of 60 days or less held by the other Portfolios will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

          The Money Market Fund uses the amortized cost valuation method in reliance upon Rule 2a-7 under the 1940 Act. As required by Rule 2a-7, the Money Market Fund will maintain a dollar weighted average maturity of 90 days or less. In addition, the Money Market Fund is permitted to purchase only securities that the Trustees determine to present minimal credit risks and which are at the time of purchase "eligible securities," as defined by Rule 2a-7. Generally, eligible securities must be rated by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Fund will invest only in obligations that have remaining maturities of 397 days or less.

          The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share (for each class) as computed for the purposes of sales and redemptions at $1.00. Such procedures include a directive to the Adviser to establish procedures which will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant net asset value of $1.00 per share. Such procedures also include a directive to the Adviser that requires that on determining net asset value per share based upon available market quotations, the Money Market Fund shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. If the fair value of a security needs to be determined, the Subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of the Fund, of the fair value of securities held by the Portfolios for which market quotations are not readily available for purposes of enabling the Portfolio's Custodian to calculate net asset value. The Adviser, with the Subadviser's assistance, periodically (but no less frequently than annually) shall prepare a written report to the Trustees verifying the accuracy of the pricing system or estimate. A non-negotiable security which is not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated. In the event that the deviation from the amortized cost exceeds .50 of 1% or more or a difference of $.005 per share in net asset value, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the Fund's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it shall take such action as it deems appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Board include, but are not limited to: (a) redeeming shares in kind; (b) selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Portfolio; (c) withholding or reducing dividends;(d) utilizing a net asset value per share based on available market quotations; and (e)investing all cash in instruments with a maturity on the next business day.

                            PERFORMANCE INFORMATION

          As indicated in the Prospectus, the Fund may advertise its yield and/or total return performance for all classes of shares of one or more of the Portfolios, calculated in accordance with the rules of the Commission. Such performance information may include time periods prior to the implementation of the Multiple Pricing System on April 1, 1994, and will be calculated as described below. For purposes of quoting and comparing the performance of the classes of the Portfolios to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return and yield. Both "total return" and "yield" figures are based on historical performance, show the performance of a hypothetical investment and are not intended to indicate future performance.

          Under the rules of the Commission, funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:

P(1 + T)/n/ = ERV

Where:    P =  a hypothetical initial payment of $1,000

          T =  average annual total return

          n =  number of years (1, 5 or 10)

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the "n" year period (or fractional portion thereof) at the end of such period.

          The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods (if available) plus the time period since the effective date of the Fund's registration statement. When the period since inception for a Portfolio is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, for Class A shares, the current maximum front end sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial $1,000 payment, and for Class B shares, the applicable CDSC imposed on a redemption of shares held for the period is deducted. The schedule of CDSCs due upon redemption is described under "PURCHASE OF SHARES -- Class B Shares" in the Prospectus. The formula also assumes that all dividends and distributions have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales charges that might in the future be made applicable to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.


          The Fund implemented the Multiple Pricing System by reclassifying the then existing shares of each Portfolio as shares of a particular class of each such Portfolio. This reclassification was effected in such a manner so that the shares of each Portfolio outstanding at April 1, 1994 would be subject to identical distribution and service fees both before and after the reclassification. Specifically, all outstanding shares of the Strategic Income, Investment Quality Bond, U.S. Government Securities, National Municipal Bond and Money Market Funds were reclassified as Class A shares of each such Portfolio, and all outstanding shares of the Global Growth, Value Equity, Growth Equity and Income and Asset Allocation Funds were reclassified as Class C shares of each such Portfolio.

          The figures shown in the table below are, for all classes, restated to reflect front end sales charges and CDSCs currently payable by each class of shares under the Multiple Pricing System (as described above), and (for all of the tables presented below) are based on the distribution and service fees and other expenses actually paid by each Portfolio for the periods presented, rather than the distribution and service fees and other expenses currently payable by each class of shares under the Multiple Pricing System, which in certain cases are different. Until April 1, 1994, each Portfolio paid distribution and service fees under the Prior Plan. Under the Prior Plan, (i) the Global Growth, Value Equity, Growth and Income and Asset Allocation Funds paid the Distributor a distribution fee at an annual rate of up to .75% of average daily net assets and a service fee of up to .25% of average daily net assets; (ii) the Strategic Income, Investment Quality Bond and U.S. Government Securities Funds paid the Distributor a distribution fee at an annual rate of up to .10% of average daily net assets and a service fee of up to .25% of average daily net assets; (iii) the National Municipal Bond Fund paid the Distributor no distribution fee and a service fee at an annual rate of up to .15% of average daily net assets; and
(iv) the Money Market Fund did not pay any fees. The distribution and service fees currently payable by each class of shares under the Multiple Pricing System are described in "DISTRIBUTION PLANS" in this Statement of Additional Information.


          The following tables set forth the average annual total returns for each class of shares of each Portfolio for certain periods of time ending October 31, 1995, restated to reflect the effects of the maximum front end sales charges and any applicable CDSCs payable by an investor under the Multiple Pricing System:***


                                 CLASS A SHARES

THROUGH
10/31/95                              ONE YEAR     FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
Global Growth                          (-8.11%)           N/A               7.00%       (11-07-90)
Value Equity                             8.79%         14.77%               5.80%       (08-28-89)
Growth & Income                         11.71%            N/A              10.14%       (05-01-91)
International Growth                       N/A            N/A             (-3.44%)*     (01-09-95)
Strategic Income                         6.14%            N/A               1.05%       (11-01-93)
Asset Allocation                        11.39%         12.33%               6.66%       (08-28-89)
Investment Quality Bond                 10.40%            N/A               7.35%       (05-01-91)
U.S. Government Securities               7.77%          7.33%               7.17%       (08-28-89)
National Municipal Bond                  9.79%            N/A               1.62%       (07-06-93)


                                CLASS B SHARES

THROUGH
10/31/95                              ONE YEAR     FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
Global Growth                          (-8.88)%           N/A               7.58%       (11-07-90)
Value Equity                             8.58%         15.52%               6.53%       (08-28-89)
Growth & Income                         11.73%            N/A              10.89%       (05-01-91)
International Growth                       N/A            N/A             (-3.72%)*     (01-09-95)
Strategic Income                         5.72%            N/A               0.55%       (11-01-93)
Asset Allocation                        11.31%         13.04%               7.40%       (08-28-89)
Investment Quality Bond                 10.12%            N/A               7.95%       (05-01-91)
U.S. Government Securities               7.45%          7.88%               7.86%       (08-28-89)
National Municipal Bond                  9.42%            N/A               1.55%       (07-06-93)

                                CLASS C SHARES

THROUGH
10/31/95                              ONE YEAR     FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
Global Growth                          (-5.05%)           N/A               7.88%       (11-07-90)
Value Equity                            12.58%         15.75%               6.53%       (08-28-89)
Growth & Income                         15.56%            N/A              11.14%       (05-01-91)
International Growth                       N/A            N/A               0.28%*      (01-09-95)
Strategic Income                         9.72%            N/A               3.01%       (11-01-93)
Asset Allocation                       15 .25%         13.27%               7.39%       (08-28-89)
Investment Quality Bond                 14.12%            N/A               8.28%       (05-01-91)
U.S. Government Securities              11.45%          8.18%               7.86%       (08-28-89)
National Municipal Bond                 13.42%            N/A               3.23%       (07-06-93)


*Aggregate total returns since inception (January 9, 1995).

          As described in the Prospectus under the caption "FEE TABLE AND EXAMPLE," the Portfolios have been and still are subject to certain fee reimbursements. Absent such reimbursement, the returns shown above would be lower.

          The performance data quoted represents past performance; investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. On July 10, 1992, the former Aggressive, Moderate and Conservative Asset Allocation Trusts were reorganized into the Asset Allocation Fund. The Asset Allocation Fund's investment objectives, policies and restrictions are identical to the old Moderate Asset Allocation Trust. The performance figures shown above for the Asset Allocation Fund therefore are based on the past performance of the former Moderate Asset Allocation Trust for the period prior to July 10, 1992.

          A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. Under the rules of the Commission, yield must be calculated according to the following formula:

              a-b     6
       YIELD   = 2[(--- + 1)  - 1]
              cd

Where:
              a = dividends and interest earned during the period.

              b = expenses accrued for the period (net of reimbursement).

              c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

              d = the maximum offering price per share on the last day of the period.


Yields for the classes of the Portfolios of the Fund used in advertising are computed by dividing the class of the Portfolio's interest and dividend income for a given 30 day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the offering price (including the applicable front end sales charge or CDSC) at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class of a Portfolio may differ from the rate of distributions paid over the same period or the rate of income reported in the Fund's financial statements.

The yields for Classes A, B and C of the Investment Quality Bond Fund for the thirty day period ended October 31, 1995 were 5.38%, 5.00% and 5.00%, respectively. The yields for Classes A, B and C of the U.S. Government Securities Fund for the thirty day period ended October 31, 1995 were 4.68%, 4.27% and 4.27%, respectively. The yields for Classes A, B and C of the Strategic Income Fund for the thirty day period ended October 31, 1995 were 8.59%, 8.36% and 8.36%, respectively.

          Yield quotations for the Investment Quality Bond and U.S. Government Securities and Strategic Income Funds will reflect the fact that such Portfolios will have paid no advisory fees during certain periods of their operations. Therefore, the yield for those Portfolios encompassing the periods during which no advisory fees were paid will be higher than the yields the Portfolios would have realized had the suspension of advisory fees not been in effect.


          The yields for Classes A, B and C of the National Municipal Bond Fund for the thirty day period ended October 31, 1995 were 4.83%, 4.22% and 4.22%, respectively. With respect to the National Municipal Bond Fund, tax-equivalent yields are computed by dividing that portion of yield that is tax-exempt by one, minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.
                     ---


          Yields for the Money Market Fund will be computed on the basis of seven-day periods, and such quotations will be in lieu of total return quotations for the one, five and ten year periods described above. Yields will be computed by dividing the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period by the value of the account at the beginning of the period and multiplying the return so determined ("base period return") by 365/7. Effective yields will be computed by compounding the base period return in accordance with the following formula:

          Effective yield = [(Base period return + 1)365/7] - 1


For the seven-day period ended October 31, 1995, yields for Classes A, B and C of the Money Market Fund were 5.34%, 5.34% and 5.34%, respectively. For the seven-day period ended October 31, 1995, the effective yields for Classes A, B and C of the Money Market Fund were 5.34%, 5.34% and 5.34%, respectively.

          Yield and total return are calculated separately for each class of shares of a Portfolio. As discussed above, these calculations adjust for the different front end sales charges and CDSCs currently payable with respect to each class, and are based on distribution and service fees and other expenses actually paid by each Portfolio for the periods presented.

          The Fund may also from time to time include in such advertising a total aggregate return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare performance more accurately with other measures of investment return. Each class of a Portfolio may quote an aggregate total return figure in comparing total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, aggregate total return is calculated for the specified periods of time by assuming the investment of $1,000 in shares of a class of a Portfolio and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing front end sales charges or CDSCs applicable to a class. To calculate its average annual total return, the aggregate return is then annualized according to the Commission's formula for total return quotes, outlined above. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The Fund will, however, disclose the maximum front end sales charge or CDSC applicable to each class and will also disclose that the performance data does not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under Commission rules and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund may also advertise the performance rankings assigned certain Portfolios (or classes thereof) or their investment subadvisers by various publications and statistical services, including but not limited to SEI, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be presented from time to time by such analysis as Dow Jones, Morningstar, Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technology, the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average/U.S. Government and Agency, or as they appear in various publications including but not limited to The Wall Street Journal, Forbes, Barrons, Fortune, Money Magazine, The New York Times, Financial World and Financial Services Week.


          Calculated in the manner set forth immediately above, the average annual total returns for each class of each Portfolio for the one and five year periods ended October 31, 1995 and since inception to October 31, 1995 are as follows:***

                                CLASS A SHARES

THROUGH
10/31/95                            ONE YEAR     FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
Global Growth                        (-3.52%)           N/A               8.05%       (11-07-90)
Value Equity                          14.22%         15.89%               6.64%       (08-28-89)
  Growth & Income                     17.28%            N/A              11.34%       (05-01-91)
  International Growth                   N/A            N/A               1.37%       (01-09-95)
Strategic Income                      11.43%            N/A               3.56%       (11-01-93)
Asset Allocation                      16.95%         13.43%               7.51%       (08-28-89)
Investment Quality Bond               15.91%            N/A               8.52%       (05-01-91)
U.S. Government Securities            13.15%          8.38%               8.02%       (08-28-89)
National Municipal Bond               15.26%            N/A               3.79%       (07-06-93)


                                CLASS B SHARES

THROUGH
10/31/95                            ONE YEAR     FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
Global Growth                        (-4.09%)           N/A               7.88%       (11-07-90)
Value Equity                          13.58%         15.75%               6.53%       (08-28-89)
  Growth & Income                     16.73%            N/A              11.20%       (05-01-91)
  International Growth                   N/A            N/A               1.28%*      (01-09-95)
Strategic Income                      10.72%            N/A               3.02%       (11-01-93)
Asset Allocation                      16.31%         13.29%               7.40%       (08-28-89)
Investment Quality Bond               15.12%            N/A               8.28%       (05-01-91)
U.S. Government Securities            12.45%          8.18%               7.86%       (08-28-89)
National Municipal Bond               14.42%            N/A               3.23%       (07-06-93)

                                CLASS C SHARES

THROUGH
10/31/95                            ONE YEAR     FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
Global Growth                        (-4.09%)           N/A               7.88%       (11-07-90)
Value Equity                          13.58%         15.75%               6.53%       (08-28-89)
  Growth & Income                     16.56%            N/A              11.14%       (05-01-91)
  International Growth                   N/A            N/A             (-1.28%)*     (01-09-95)
Strategic Income                      10.72%            N/A               3.01%       (11-01-93)
Asset Allocation                      16.25%         13.27%               7.39%       (08-28-89)
Investment Quality Bond               15.12%            N/A               8.28%       (05-01-91)
U.S. Government Securities            12.45%          8.18%               7.86%       (08-28-89)
National Municipal Bond               14.42%            N/A               3.23%       (07-06-93)


*Aggregate total returns since inception (January 9, 1995).

          As described in the Prospectus under the caption "FEE TABLE AND EXAMPLE," the Portfolios have been and still are subject to certain fee reimbursements. Absent such reimbursement, the returns shown above would be lower.

          The Fund may also from time to time include in advertising and sales literature the following: 1) information regarding its portfolio subadvisers, such as information regarding a subadviser's specific investment expertise, client base, assets under management or other relevant information; 2) quotations about the Fund, its portfolios or its investment subadvisers that appear in various publications and media; and 3) general discussions of economic theories, including but not limited to discussions of how demographics and political trends may effect future financial markets, as well as market or other relevant information. The Fund will include performance data for each class of shares of a Portfolio in any advertisement or information including performance data of such Portfolio.

                                     TAXES

          The following information supplements the disclosure contained in the Prospectus under the heading "Taxes."

          Each Portfolio intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to continue to so qualify. Qualification as a RIC requires, among other things, that each Portfolio: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities; (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following held for less than three months: (i) stock or securities, (ii) options, futures, or forward contracts, or (iii) foreign currencies (or foreign currency options, futures or forward contracts) that are not directly related to its principal business of investing in stock or securities (or options and futures with respect to stocks or securities) (the "30% limitation"); and (c) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of a Portfolio's assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities with such other securities limited, in respect of any issuer, to an amount not greater than 5% of the value of a Portfolio's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer.

          In addition, a Portfolio will be subject to a nondeductible 4% excise tax on the amount by which the aggregate income it distributes in any calendar year is less than the sum of: (a) 98% of a Portfolio's ordinary income for such calendar year; (b) 98% of its capital gain net income (the excess of capital gains over capital losses, both long- and short-term) for the one-year period ending on October 31 of each year; and (c) 100% of the undistributed ordinary income and gains from prior years. For this purpose, any income or gains retained by a Portfolio subject to corporate income tax will be considered to have been distributed by year-end. Each Portfolio expects to distribute substantially all of its net income and gain, and, assuming that it does so, it will not be subject to this excise tax.

          Pay-in-kind Bonds, Zero Coupon Bonds and Discount Obligations. Certain Portfolios may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in discount obligations such as zero coupon securities, certain sovereign debt securities and stripped mortgage securities having original issue discount or market discount (if a Portfolio elects to accrue the market discount on a current basis with respect to such instruments). Such income would be treated as income earned by the Portfolio and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Portfolio, the Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. For example, pursuant to a provision of the Code governing the treatment of securities such as the stripped mortgage securities described in this Statement of Additional Information, a principal-only ("PO") class will be treated as having been issued with original issue discount and, consequently, will result in income to the Portfolio without a corresponding distribution of cash to the Portfolio. A portion of the amount received on a PO class will constitute a return of the Portfolio's investment and as such will not be income.

          Futures and Forward Transactions. Under Section 1256 of the Code, gain or loss on certain futures contracts and forward contracts ("Section 1256 contracts") will be treated as 60% long-term and 40% short-term capital gain or loss (hereinafter "blended gain or loss"). In addition, Section 1256 contracts held by a Portfolio at the end of each taxable year will be required to be treated as sold at market value on the last day of such taxable year for U.S. federal income tax purposes and the resulting gain or loss will be treated as blended gain or loss.

          Offsetting positions held by a Portfolio involving certain futures transactions may be considered to constitute, for federal income tax purposes, "straddles" which are subject to special rules under the Code. Under these rules, depending on different elections which may be made by a Portfolio, the amount, timing and character of gain and loss realized by a Portfolio and its shareholders may be affected.

          The requirements for qualification as a regulated investment company under the Code may limit a Portfolio's ability to engage in certain transactions in futures contracts and forward contracts.

          Special Rules for Certain Foreign Currency Transactions. Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., in a Portfolio's case, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts not traded in the interbank market and from futures contracts that are not "regulated futures contracts" will be treated as ordinary income or loss under section 988 of the Code. In certain circumstances, a Portfolio may elect capital gain or loss treatment for such transactions. The rules under section 988 of the Code may also affect the timing of income recognized by a Portfolio.

          Investments in Passive Foreign Investment Companies. If a Portfolio purchases shares in a foreign investment company treated for U.S. federal income tax purposes as a "passive foreign investment company" (a "PFIC"), a Portfolio may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on a Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, a Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Portfolio, and such amounts would be subject to the distribution requirements described in the Prospectus.


          Legislation pending in the U.S. Congress would unify and, in certain cases, modify the anti-deferral rules contained in various provisions of the Code, including the provisions dealing with PFICs, related to the taxation of U.S. shareholders of foreign corporations. In the case of a PFIC, having "marketable stock," the proposed legislation would permit U.S. shareholders, such as a Portfolio, to elect to mark-to-market the PFC stock annually. The proposed legislation generally would treat all PFIC stock owned by a Portfolio as "marketable stock." Otherwise, U.S. shareholders would be treated substantially the same as under current law. Special rules applicable to mutual funds would classify as "marketable stock" all stock in PFCs held by a Portfolio; however, a Portfolio would not be liable for tax on income from PFCs that is distributed to its shareholders. It is unclear if or when the proposed legislation will become law and if it is enacted, the form it will take. Moreover, on March 31, 1992 the IRS proposed regulations providing a mark-to-market election for RICs that would have effects similar to the proposed legislation. These regulations would be effective for taxable years ending after promulgation of the regulations as final regulations.

          Foreign Withholding Taxes. Certain dividends and interest received by a Portfolio may be subject to foreign withholding taxes. If more than 50% in value of a Portfolio's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Portfolio may elect to treat any foreign income taxes paid by it as paid by its shareholders. If eligible, the Portfolio(s) intend to make this election. If a Portfolio makes this election, its shareholders will be required to include in income their respective pro rata portions of foreign income taxes paid by the Portfolio(s) and, if they itemize their deductions, will be entitled to deduct such respective pro rata portions in computing their taxable income or, alternatively, to claim foreign tax credits (subject to the limitations discussed below). Each year that a Portfolio makes this election, it will report to its shareholders the amount per share of foreign income taxes it has elected to have treated as paid by its shareholders.

          Generally, a credit for foreign income taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of a Portfolio's income flows through to its shareholders. A Portfolio's gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, such as the portion of dividends received from a Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Portfolio.

NATIONAL MUNICIPAL BOND - TAXATION ISSUES

          Because the National Municipal Bond Fund will primarily invest in municipal obligations, dividends from these Portfolios will generally be exempt from regular federal income tax in the hands of shareholders subject to the possible application of the alternative minimum tax. Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals based on certain items of tax preference. Interest on certain municipal obligations, such as bonds issued to make loans for housing purposes or to private entities (but not to certain tax-exempt organizations such as universities and non-profit hospitals) is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Portfolio receives income from municipal obligations treated as a tax preference item for purposes of the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability will be determined under the alternative minimum tax. The Portfolio will annually supply shareholders with a report indicating the percentage of portfolio income attributable to municipal obligations subject to the alternative minimum tax. Additionally, taxpayers must disclose to the Internal Revenue Service on their tax returns the entire amount of tax-exempt interest (including exempt-interest dividends on shares of the Portfolio) received or accrued during the year.

          In addition, for corporations, the alternative minimum taxable income is increased by a percentage of the amount by which an alternative measure of income ("adjusted current earnings", referred to as "ACE") exceeds the amount otherwise determined to be the alternative minimum taxable income. Interest on all municipal obligations, and therefore all exempt-interest dividends paid by the Portfolio, is included in calculating ACE.

          Under the Omnibus Budget Reconciliation Act of 1993, all or a portion of the National Municipal Bond Fund's gain from the sale or redemption of tax-exempt obligations acquired after April 30, 1993 attributable to market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders.

          The Superfund Act of 1986 imposes a separate tax on corporations at a rate of 0.12% of the excess of such corporation's "modified alternative minimum taxable income" over $2,000,000. A portion of a corporate shareholder's tax-exempt interest, including exempt-interest dividends from the Portfolio, may be includable in calculating such shareholder's modified alternative minimum taxable income.

          Taxpayers that may be subject to the alternative minimum tax should consult their tax advisers before investing in the Portfolio.

          Shares of the Portfolio would not be a suitable investment for tax-exempt institutions and may not be a suitable investment for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts, because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the receipt of exempt-interest dividends from the Portfolio. Moreover, subsequent distributions of such dividends to the beneficiaries will be taxable.

          In addition, the Portfolio may not be an appropriate investment for entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. A "substantial user" is defined under United States Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and, unless such facility, or part thereof, is constructed, reconstructed or acquired specifically for the non-exempt person, whose gross revenue derived with respect to the facilities financed by the issuance of bonds is more than 5% of the total revenue derived by all users of such facilities. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders. The foregoing is not a complete statement of all of the provisions of the Code covering the definitions of "substantial user" and "related person". For additional information, investors should consult their tax advisers before investing in the Portfolio.

          All or a portion of the exempt-interest dividends received by certain foreign corporations may be subject to the federal branch profits tax. Likewise, all or a portion of the exempt-interest dividends may be taxable to certain Subchapter S Corporations that have Subchapter C earnings and profits and substantial passive investment income. In addition, the exempt-interest dividends may reduce the deduction for loss reserves for certain insurance companies. Such corporations and insurance companies should consult their tax advisers before investing in the Portfolio. The Code may also require shareholders that receive exempt-interest dividends to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments.

                              SHAREHOLDER SERVICES

          Systematic Withdrawal Plan. You may establish a plan for redemptions to be made automatically at monthly, quarterly, semiannual or annual intervals with payments sent directly to you or to persons designated by you as recipients of the withdrawals (the "Withdrawal Plan"). Requests for this service not made on the initial application require signature guarantees unless the payments are to be made to you and mailed to the address of record on your account. You are required to have a minimum account value of $10,000 per Portfolio in order to establish this plan. The Withdrawal Plan provides for monthly or other periodic checks in any amount not less than $50. Maintenance of a Withdrawal Plan concurrently with purchases of additional shares may be disadvantageous to you because of the front end sales charge on certain purchases and the CDSC on certain redemptions.

          The Fund acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The Withdrawal Plan may be terminated at any time, and, while no fee is currently charged (although a CDSC may be applicable to certain redemptions that exceed 12% annually of the value of the account), the Fund reserves the right to initiate a fee of up to $5 per withdrawal upon 30 days' written notice to the shareholder.

          Withdrawal payments should not be considered as dividends, yield, or income. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

          Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Withdrawals which are made concurrently with purchases of additional shares are generally inadvisable because of the front end sales charges and CDSCs which may be applicable to the purchase of additional shares or to redemptions.

          Automatic Investment Plan. A shareholder who wishes to make additional investments in the Fund on a regular basis may do so by authorizing the Fund on the Shareholder Application to deduct a fixed amount (not less than $50) each month from the shareholder's checking account at his or her bank. This amount will automatically be invested on the same day that the pre-authorized check is issued. The shareholder will receive a confirmation from the Fund, and the checking account statement will show the amount charged.

          Tax Deferred Retirement Plans. Retirement plans are either available or expected to be available for use by Individual Retirement Accounts ("IRAs"), plans under Section 403(b)(7) of the Code, and other retirement plans. Adoption of such plans should be on advice of legal counsel or a tax adviser. With the exception of the National Municipal Bond Fund, the Portfolio may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,099.86 after ten years, assuming tax was deducted at a 31% rate from the deferred earnings at the end of the ten year period.

          For further information regarding plan administration, custodial fees and other details, investors should contact their broker or Wood Logan or call the shareholder inquiry number for the Fund.

                                    GENERAL

ADVISER'S RATIONALE FOR MULTI-MANAGER FUND

          Every investment adviser has different strengths and weaknesses. Finding the right investment adviser is an important part of choosing the right family of mutual funds. That is why in creating the Fund, the Fund selected seven companies that are, in the opinion of the Adviser, among the world's most distinguished asset management firms. Each of these firms has been recognized as among the finest in the world for their particular investment style or area of investment expertise. The Adviser believes that together the Portfolios offer investors a unique opportunity to benefit from some of the industry's finest investment professionals.

          It is well recognized that one of the basic principles of managing money is diversification. The Fund is designed, in the opinion of the Adviser, to make it easy for investors to create a sound and diversified investment program that can help them meet their current and future investment needs. The Fund is specifically designed to enable investors to allocate their assets effectively across a spectrum of investment Portfolios representing particular investment styles or asset classes. As conditions change, investors in the Fund can easily adjust the allocation of their assets among the Fund's investment Portfolios.

SMALL/MID CAP FUND. The investment objective of the Small/Mid Cap Fund is to seek long term capital appreciation. Alger manages the Small/Mid Cap Fund and will pursue this objective by investing at least 65% of the portfolio's total assets (except during temporary defensive periods) in small/mid cap equity securities. As used herein small/mid cap equity securities are equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- between $500 million and $5 billion. The portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of $ 5 billion or greater and in excess of that amount (up to 100% of its assets ) during temporary defensive periods.


          The Small/Mid Cap Fund seeks to achieve its investment objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.


INTERNATIONAL SMALL CAP FUND. The investment objective of the International Small Cap Fund is to seek long term capital appreciation. Founders manages the International Small Cap Fund and will pursue this objective by investing primarily in securities issued by foreign companies which have total market capitalizations (present market value per share multiplied by the total number of shares outstanding) or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


          At least 65% of the portfolio's total assets will normally be invested in foreign securities representing a minimum of three countries (other than the United States). The portfolio may invest in larger foreign companies or in U.S. based companies if, in Founders' opinion, they represent better prospects for appreciation.


          The International Small Cap Fund will invest primarily in equity securities but may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities. The Portfolio will only invest in bonds, debentures and corporate obligations--other than convertible securities and preferred stock--rated investment-grade (BBB or higher by Moody's or Baa or higher by S&P) at the time of purchase. or, if unrated, of comparable quality in the opinion of Founders. Convertible securities and preferred stocks purchased by the Portfolio may be rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P) but will not be rated lower than B. The Portfolio may also invest in unrated convertible securities and preferred stocks in instances in which Founders believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities rated in categories no lower than B. The Portfolio is not required to dispose of debt securities whose ratings are down-graded below these ratings subsequent to the Portfolio's purchase of the securities.


GROWTH EQUITY FUND. The investment objective of the Growth Equity Fund is to seek long-term growth of capital. Founders manages the Growth Equity Fund and will pursue this objective by investing at least 65% of its assets in common stocks of well-established, high-quality growth companies. These companies tend to have strong performance records, solid market positions and reasonable financial strength, and have continuous operating records of three years or more. The Portfolio may also invest up to 30% of its assets in foreign securities, with no more than 25% invested in any one foreign country.


          The Growth Equity Fund may invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities. The Portfolio will only invest in bonds, debentures and corporate obligations-- other than convertible securities and preferred stock--rated investment-grade (BBB or higher by Moody's and Baa or higher by S&P) or, if unrated, of comparable quality in the opinion of Founders at the time of purchase. Convertible securities and preferred stocks purchased by the Portfolio may be rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P) but will not be rated lower than B. The Portfolio may also invest in unrated convertible securities and preferred stocks in instances in which Founders believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities rated in categories no lower than B. The Portfolio is not required to dispose of debt securities whose ratings are down-graded below these ratings subsequent to the Portfolio's purchase of the securities.


GLOBAL GROWTH FUND. The Global Growth Fund seeks long-term capital appreciation by investing primarily in a portfolio of global equity securities convertible into or exercisable for equity securities. Currently, according to Morgan Stanley Capital International, approximately two-thirds of the world's equity investment opportunities are traded in markets outside the United States. Investing in companies located outside the United States can provide U.S. investors with advantages and opportunities not available through domestic investing alone. In addition, a portfolio of U.S. and foreign stocks can provide diversification that can lessen the risk of poor performance in any single stock market or economy.

          In selecting securities for this Fund, Oechsle International pursues a strategy of diversification by both countries and companies, concentrating on markets identified as fundamentally attractive. Research is used to identify unique opportunities for above average returns that can result from inefficiencies within the various mature and diverse stock markets throughout the world. Oechsle International seeks to avoid immature, speculative markets that generally experience greater volatility than more mature markets.


VALUE EQUITY FUND. The Value Equity Fund seeks long-term growth of capital by investing primarily in equity securities, including common stocks and securities convertible into or carrying the right to buy common stocks. Historically, over the long-term, the U.S. stock market has significantly out-performed other investments. According to Ibbotson Associates, Inc., for the 69 years ended December 31, 1994, large company stocks returned on an average annual total return basis 10.2% , small company stocks returned on an average annual total return basis 12.2%, compared to 4.8% for long-term government bonds, and stocks have outperformed bonds in most years. Of course, different periods may show different results. In addition, stocks generally experience greater price volatility than investments in fixed income securities.


          GSAM's investment approach emphasizes a "bottoms-up" securities selection discipline that places emphasis on the identification of companies whose prospects for growth and other financial characteristics, when compared to the price of their securities, indicates fundamental value and the potential for significant capital appreciation. In analyzing companies for investment, the following factors, among others, are considered: strong competitive advantages, including well-recognized trademarks or established brands; niche business; and growth oriented companies in more mature market segments, as well as companies having a significant market position in a fast-growing segment of the economy. The strategy for selecting investments emphasizes fundamental research using a team approach with investments made on the basis of a company's strong free cash flow, return on invested capital, strong balance sheets or substantial interest coverage, soundness of financial and accounting policies, overall financial and management strength, and attractive valuations.

GROWTH AND INCOME FUND. The Growth and Income Fund seeks long-term growth of capital and income consistent with prudent investment risk by investing primarily in a diversified portfolio of dividend-paying common stocks of U.S. issuers believed to be of high quality. In selecting investments for this Fund, Wellington Management emphasizes medium to large capitalization companies having: leadership position within their industries; solid balance sheets and low leverage; relatively high return on equity; steady or increasing dividends; and strong management. The Growth and Income Fund is structured to provide, in the opinion of the Adviser, an excellent opportunity for investors to participate in the growth of the U.S. stock market through a conservatively managed, well-diversified portfolio of stocks. By investing primarily in medium to large capitalization issuers with above-average dividend yields, the Fund seeks to reduce the volatility generally experienced by stocks through the income cushion provided by dividend income. In addition to providing potential downside protection, over the past 30 years reinvested dividends have accounted for approximately 70% of the total appreciation of the S&P 500. An important feature of the Fund is its exposure to convertible securities. The Fund dedicates a portion of its assets to convertible securities, which, in general, provide higher yields than common stocks while participating in the stock's capital appreciation potential.

INTERNATIONAL GROWTH AND INCOME FUND. The International Growth and Income Fund seeks long-term growth of capital and income. The Portfolio is designed for investors with a long-term investment horizon who want to diversify their investments by adding international securities and take advantage of investment opportunities outside the United States.

          J.P. Morgan seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The Portfolio will focus primarily on the common stock of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The Portfolio may also invest in securities of issuers located in emerging markets countries. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities. Under normal circumstances, the International Growth and Income Fund expects to invest primarily in equity securities. However, the Portfolio may invest up to 35% of its assets in corporate or sovereign issuers rated A or higher by Moody's or S&P, or if unrated, of equivalent credit quality as determined by the Subadviser.

          In pursuing the International Growth and Income Fund's objective, J.P. Morgan will actively manage the assets of the Portfolio through country allocation and stock valuation and selection. Based on fundamental research, quantitative valuation techniques and experienced judgment, J.P. Morgan uses a structured decision-making process to allocate the Portfolio primarily across the developed countries of the world outside the United States. This universe is typically represented by the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index").


ASSET ALLOCATION FUND. The Asset Allocation Fund seeks to obtain the highest total return consistent with a moderate level of risk tolerance by investing in a combination of equity, fixed-income and money market securities. The percentage of the Fund's assets invested in each category depends on the judgment of GSAM. GSAM's investment strategy for this Fund seeks to limit downside risk by effectively allocating the Fund's assets based on various factors, including: the relative attractiveness of the various asset classes and individual securities, GSAM's outlook for the economy, current and anticipated interest rates, and the rate of inflation. The Fund attempts to limit any decline in its portfolio value to a maximum of 10% over any 12-month period, even under very adverse market conditions.

STRATEGIC INCOME FUND. The Strategic Income Fund seeks a high level of total return consistent with preservation of capital by giving SBAM broad discretion to deploy the Fund's assets among various segments of the fixed income market. SBAM may deploy the Fund's assets based on their analysis of current economic and market conditions and the relative risks and opportunities present in a wide range of market segments, including: U.S. Government securities; mortgage-backed securities; high yield corporate bonds; high yield international bonds; and investment quality corporate and foreign bonds.

          SBAM expects that the Fund's investments will emphasize U.S. Government securities, high yield corporate bonds and high yield international bonds. SBAM believes that there is a low correlation among these distinct bond markets and, historically, they have rarely reacted to interest rate changes and economic conditions at the same time or in the same manner. Diversifying the portfolio among securities in markets with low correlation is designed to reduce the risk of owning securities in just one bond market. While there is no guarantee that this market diversification will produce the results intended, SBAM believes that it can help to alleviate the risk of investing in less than investment grade securities.

INVESTMENT QUALITY BOND FUND. The Investment Quality Bond Fund seeks a high level of current income consistent with the maintenance of principal and liquidity by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. government bonds with intermediate to longer-term maturities. In the present low interest rate environment, high quality U.S. Government securities and investment grade corporate bonds can offer an opportunity for investors to achieve rates of return higher than those available from short-term investments such as certificates of deposit, savings accounts, and money market funds. Historically, investors have achieved consistently higher levels of income from investment grade corporate bonds than U.S. Treasury securities. Nevertheless, investment grade bonds are subject to greater credit risk than U.S. Treasury securities. In addition, certificates of deposit and savings accounts are insured and offer a fixed rate of return and money market funds seek to provide a stable net asset value. The investment returns and principal value of the Investment Quality Bond Fund will fluctuate with changes in market conditions.

          This Fund will be invested primarily in investment grade corporate bonds, mortgage-related bonds and U.S. government bonds with intermediate to long-term maturities. This Fund may also invest up to 20% of its assets in non-investment grade fixed income securities. Wellington Management, in managing the Fund's investments, emphasizes a sector rotation strategy which seeks to identify relative value among these three major sectors of the fixed income marketplace.


U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity by investing in securities issued or guaranteed as to the timely payment of interest or principal by the U.S. government, its agencies or instrumentalities. The U.S. Government Securities Fund, managed by SBAM, is designed to provide investors with high current income and a high degree of credit safety in one fund. To date, the U.S. Government has never defaulted on or delayed payments of principal or interest on its obligations. In addition, under normal market conditions, the medium and long-term U.S. Government securities in which the Fund invests have historically provided higher yields than short-term securities. Moreover, U.S. Government securities are considered to be highly liquid.

NATIONAL MUNICIPAL BOND FUND. The National Municipal Bond Fund seeks to achieve a high level of current income exempt from regular federal income taxes, consistent with the preservation of capital, by investing primarily in a portfolio of municipal obligations. A fund that invests in municipal bonds can provide income free from federal income tax liability, even as taxes rise. In addition, earnings may grow more quickly when they are permitted to compound without federal income taxation.


          An investor may want to determine which investment, tax-exempt or taxable, will provide a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of (1 minus the investor's marginal tax rate). The tables below are provided for making this calculation for selected tax-exempt yield and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Fund may generate. The tables are based upon the 1996 federal tax rates (in effect as of January 1, 1996).

                           TAXABLE EQUIVALENT YIELDS

------------------------------------------------------------------------------------------------------------------
SINGLE                   JOINT                   MARGINAL           A TAX-EXEMPT YIELD OF:
                                                 FEDERAL
                                                 INCOME TAX          3%      4%      5%      6%       7%       8%
                                                 RATE
TAXABLE INCOME**
                                                                    IS EQUIVALENT TO A TAXABLE YIELD OF:
------------------------------------------------------------------------------------------------------------------
under $24,000            under $40,100              15%             3.53,   4.71,   5.88,   7.06,    8.24,    9.41
------------------------------------------------------------------------------------------------------------------
$24,000-$58,150          $40,100-$96,900            28%             4.17,   5.56,   6.94,   8.33,    9.72,   11.11
------------------------------------------------------------------------------------------------------------------
$58,150-$121,300         $96,900-$147,700           31%             4.35,   5.80,   7.25,   8.70,   10.14,   11.59
------------------------------------------------------------------------------------------------------------------
$121,300-$263,750        $147,700-$263,750          36%             4.69,   6.25,   7.81,   9.38,   10.94,   12.50
------------------------------------------------------------------------------------------------------------------
over $263,750            over $263,750              39.6%           4.97,   6.62,   8.28,   9.93,   11.59,   13.25
------------------------------------------------------------------------------------------------------------------


* Certain taxpayers may, to the extent such taxpayers itemize deductions or claim personal exemptions, be subject to a higher marginal rate. In addition, the tax rate on net capital gains of individuals may not exceed 28%.


**Taxable Income amounts apply for taxable years beginning in 1996. The amounts are indexed annually for inflation.

FUND SHARES

          The Fund's Declaration of Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund.

          At a meeting of the Board of Trustees held on December 16, 1993, the Trustees, including each Trustee who is not an "interested person," as such term is defined under the Investment Company Act of 1940, as amended, unanimously approved amendments to the Declaration of Trust to permit implementation of the Multiple Pricing System. Shareholders of the Fund approved these amendments at a special meeting held February 18, 1994. The Multiple Pricing System was implemented on April 1, 1994. All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series (Portfolio) or class, except where voting by series or class is required by law or where the matter involved affects only one series or class (for example, matters pertaining to the plan of distribution relating to Class A shares will only be voted on by Class A shares). Matters required by the 1940 Act to be voted upon by each affected series include changes to (i) the Advisory Agreement, (ii) a Subadvisory Agreement and (iii) the fundamental investment objectives and policies.


          Shares of each class of a Portfolio represent interests in that Portfolio in proportion to each share's net asset value. Certain operating expenses which are specifically allocable to a class of a Portfolio may be so allocated by the Trustees. Upon the Fund's liquidation, all shareholders of a class would share pro rata in the net assets of that class available for distribution to shareholders of the Portfolio, but, as shareholders of such class of such Portfolio, would not be entitled to share in the distribution of assets belonging to any other class or Portfolio. As of the date of this Statement of Additional Information, the Trustees have designated thirteen Portfolios of the Fund: the Small/Mid Cap Fund, the International Small Cap Fund, the Growth Equity Fund, the Global Growth Fund, the Value Equity Fund, the Growth and Income Fund, the International Growth and Income Fund, the Asset Allocation Fund, the Strategic Income Fund, the Investment Quality Bond Fund, the U.S. Government Securities Fund, the National Municipal Bond Fund and the Money Market Fund and three classes of Shares in each Portfolio: Class A, Class B and Class C shares.

          Certificates representing shares are issued only upon written request to the Fund.

REDEMPTION IN KIND

          Although it is each of the Portfolios' present policy to make payment of redemption proceeds in cash, if the Trustees determine it appropriate, redemption proceeds may be paid in whole or in part by a distribution in kind of marketable securities held by that Portfolio subject to the limitation that each Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one account. If a redemption in kind is made, a shareholder might be required to bear transaction costs, including brokerage commissions, to dispose of such securities. The Fund will endeavor to only distribute securities for which there is an active trading market.

REPURCHASE OF SHARES

          The Distributor is authorized to repurchase Portfolio shares through certain securities dealers who have entered into dealer agreements with the Distributor. The offer to repurchase may be suspended by the Distributor at any time. Dealers may charge for their services in connection with a repurchase, but neither the Fund nor the Distributor makes any such charge. Repurchase arrangements differ from redemptions in that the dealer buys the shares as principal from his customer in lieu of tendering shares to the Fund for redemption as agent for the customer. The proceeds to the shareholder will be the net asset value of the shares repurchased as next determined after receipt of the repurchase order by the dealer. By a repurchase, the customer should be able to receive the sale proceeds from the dealer more quickly. Shareholders should contact their dealers for further information as to how to effect a repurchase and the dealer's charges applicable thereto.

PAYMENT FOR THE SHARES PRESENTED


          Payment for shares presented for redemption will be based on the net asset value of the applicable class of the applicable Portfolio next computed after a request is received in proper form at the Transfer Agent's office. As described in the Prospectus under the caption "PURCHASE OF SHARES -- Class B Shares", certain redemptions of Class A, B and C shares may be subject to a CDSC, which will be deducted from the redemption proceeds. Payment proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed or the right of redemption suspended (i) for any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closing or during which trading on the New York Stock Exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the Commission may by order permit for the protection of shareholders, provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (i) and (ii) exist. Payment of proceeds may also be delayed if the shares to be redeemed or repurchased were purchased by check and that check has not cleared (which may be up to 15 days or more).


TRANSFER AGENT

   State Street Bank and Trust Company acts as the Fund's transfer agent, provides shareholder services and acts as dividend disbursing and redemption agent. Its mailing address is P.O. Box 8505, Boston, Massachusetts 02266-8505. State Street Bank and Trust Company also serves as the custodian for all Portfolios of the Fund.

INDEPENDENT ACCOUNTANTS

          The Fund's independent accountants, Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109, examine the Fund's annual financial statements, assist in the preparation of certain reports to the Commission and prepare the Fund's tax returns.

REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------

To the Trustees and Shareholders of the North American Funds:


We have audited the accompanying statements of assets and liabilities of North American Funds (the "Funds") (comprising, respectively, the Global Growth, Growth, Growth and Income, International Growth and Income, Asset Allocation, Strategic Income, Investment Quality Bond, U.S. Government Securities, National Municipal Bond and Money Market Funds) including the portfolio of investments, as of October 31, 1995, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentations. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising the North American Funds as of October 31, 1995 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                    COOPERS & LYBRAND L.L.P.



Boston, Massachusetts
December 22, 1995

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                  INTERNATIONAL
                                      GLOBAL                        GROWTH AND      GROWTH AND      ASSET
                                      GROWTH          GROWTH          INCOME          INCOME     ALLOCATION
                                       FUND            FUND            FUND            FUND         FUND
                                    ------------   -------------   ------------   ------------- ------------
ASSETS
Investments in securities, at
 value* (Includes a repurchase
 agreement of $12,472,000 in
 the Asset Allocation Fund)
 (See accompanying portfolio
 of investments)...............     $131,095,029    $125,841,142    $95,030,308    $20,525,251   $110,177,967
Receivable for forward foreign
 currency contracts to sell
 (Notes 2 and 7)...............       25,374,792              --             --      3,880,853             --
Forward foreign currency
 contracts to buy, at value
 (Cost: $1,671,545 and
 $1,072,065 in the Global
 Growth and International
 Growth and Income Funds,
 respectively)
 (Notes 2 and 7)...............        1,684,655              --             --      1,027,970             --
Cash...........................              190             497            499            723            205
Foreign currency (Cost:
 $356,489, $2,269 and $909,044
 in the Global Growth, Growth
 and Income and International
 Growth and Income Funds,
 respectively).................          357,879              --          1,883        910,685             --
Receivables:
  Investments sold.............          575,728       1,515,940        989,252        131,634      9,925,043
  Fund shares sold.............          275,666         276,005        566,361        153,779         98,709
  Dividends....................          251,670         157,531        190,224         56,510         63,426
  Interest.....................              579           1,727         43,296         38,252        510,766
  Foreign tax withholding
   reclaim.....................           77,504              --             --         18,348             --
  From adviser (Note 5)........          103,011          82,643         75,771         52,256         60,664
Deferred organization expenses
 (Note 2)......................               --              --            626            557             --
Other assets...................           23,661          18,951         20,157          7,024         15,240
                                    ------------    ------------    -----------    -----------   ------------
     Total assets..............      159,820,364     127,894,436     96,918,377     26,803,842    120,852,020
                                    ------------    ------------    -----------    -----------   ------------

LIABILITIES
Forward foreign currency
 contracts to sell, at value
 (Cost: $25,374,792 and
 $3,880,853 in the Global
 Growth and International
 Growth and Income Funds,
 respectively) (Notes 2 and 7).       25,867,812              --             --      3,462,151             --
Variation margin payable for
 open futures contracts........               --              --             --             --            226
Payables:
  Forward foreign currency
   contracts to buy (Notes
   2 and 7)....................        1,671,545              --             --      1,072,065             --
  Investments purchased........               --         751,067      2,252,941        440,519     20,130,484
  Fund shares redeemed.........        1,490,339       1,375,445        177,474        146,458         68,356
  Dividend and interest
   withholding tax.............           31,642              --          1,841          8,654            111
  Investment adviser...........          102,526          75,822         55,906         16,236         59,020
  Custodian and transfer
   agent fees..................           50,904          27,923         14,997         10,186         18,934
  Other accrued expenses.......           54,158          45,208         29,708          5,943         41,046
                                    ------------    ------------    -----------    -----------   ------------
     Total liabilities.........       29,268,926       2,275,465      2,532,867      5,162,212     20,318,177
                                    ------------    ------------    -----------    -----------   ------------

NET ASSETS.....................     $130,551,438    $125,618,971    $94,385,510    $21,641,630   $100,533,843
                                    ============    ============    ===========    ===========   ============
Net assets consist of:
  Accumulated undistributed
   net investment income
   (loss) (Note 2).............       $1,556,196        $322,091       $452,599      ($231,087)    $2,141,058
  Accumulated undistributed
   net realized gain (loss)
   on investments..............       (3,967,298)     10,211,913        815,808        245,193      6,339,527
  Unrealized appreciation
   (depreciation) on:
   Investments.................        8,150,165       8,991,501     13,364,726       (326,878)     7,919,596
   Futures contracts...........               --              --             --             --         (4,372)
   Foreign currency and
    forward foreign currency
    contracts..................         (481,889)             --           (386)       375,126             --
  Capital shares at par value
   of $.001 (Note 3)...........            9,495           7,921          6,418          2,142          8,365
  Additional paid-in capital...      125,284,769     106,085,545     79,746,345     21,577,134     84,129,669
                                     -----------    ------------    -----------    -----------   ------------
     Net assets................     $130,551,438    $125,618,971    $94,385,510    $21,641,630   $100,533,843
                                    ============    ============    ===========    ===========   ============
*Investments in securities,
 at identified cost (Note 2)...     $122,944,864    $116,849,641    $81,665,582    $20,852,129   $102,258,371
                                    ============    ============    ===========    ===========   ============


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                                INTERNATIONAL
                                   GLOBAL                         GROWTH AND     GROWTH AND        ASSET
                                   GROWTH           GROWTH          INCOME         INCOME        ALLOCATION
                                    FUND             FUND            FUND           FUND            FUND
                                 -----------      -----------     -----------     ----------     -----------
NET ASSET VALUES

Class A Shares
  Net assets at value.......     $23,894,330      $22,026,336     $12,179,615     $6,896,648     $10,033,223
  Shares outstanding........       1,726,660        1,381,954         827,682        682,252         834,714

Net asset value and
  redemption price per
    share.....................   $     13.84      $     15.94     $     14.72     $    10.11     $     12.02
                                 ===========      ===========     ===========     ==========     ===========
Public offering price per share
  (100/95.25 of NAV)
  On sales of $100,000 or more
    the offering price is
      reduced.................   $     14.53      $     16.73     $     15.45     $    10.61     $     12.62
                                 ===========      ===========     ===========     ==========     ===========
Class B Shares
  Net assets at value.......     $23,317,145      $19,874,107     $19,052,023     $8,421,319     $ 9,875,164
  Shares outstanding........       1,698,251        1,254,421       1,297,356        834,017         824,443

Net asset value, offering price
  and redemption price
    per share.................   $     13.73      $     15.84     $     14.69     $    10.10     $     11.98
                                 ===========      ===========     ===========     ==========     ===========
Class C Shares
  Net assets at value.......     $83,339,963      $83,718,528     $63,153,873     $6,323,663     $80,625,456
  Shares outstanding........       6,069,937        5,284,502       4,292,794        626,235       6,706,025

Net asset value, offering price
  and redemption price
    per share.................   $     13.73      $     15.84     $     14.71     $    10.10     $     12.02
                                 ===========      ===========     ===========     ==========     ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                INVESTMENT          U.S.          NATIONAL
                                              STRATEGIC          QUALITY         GOVERNMENT       MUNICIPAL       MONEY
                                               INCOME              BOND          SECURITIES         BOND         MARKET
                                                FUND               FUND             FUND            FUND          FUND
                                            -------------     --------------    -------------    ----------    -----------
ASSETS

Investments in securities, at value*
  (Includes repurchase agreements of
  $19,390,000 in the U.S. Government
  Securities Fund) (See accompanying
  portfolio of investments)..............    $48,576,962        $21,104,353     $127,716,824    $20,716,170   $19,629,542
Receivable for forward foreign currency
  contracts to sell (Notes 2 and 7)......     $4,535,858                 --               --             --            --
Forward foreign currency contracts to buy,
  at value (Cost: $1,665,464)
  (Notes 2 and 7)........................     $1,673,104                 --               --             --            --
Cash.....................................          1,108                211              896         73,291           928
Foreign currency (Cost: $2,171)..........          1,076                 --               --             --            --
Receivables:
  Investments sold.......................        637,552                 --            9,995        130,592            --
  Fund shares sold.......................        334,829             78,641          179,325         85,007     2,796,870
  Dividends..............................            867                 --               --             --            --
  Interest...............................        810,457            314,957          935,846        323,275         1,175
  Foreign tax withholding reclaim........            968                 --               --             --            --
  From adviser (Note 5)..................         32,962             14,860           70,041         11,930        16,899
Deferred organization expenses (Note 2)..          7,547                623               --          6,897            --
Other assets.............................         15,434             10,138           15,236         17,352        13,664
                                             -----------        -----------     ------------    -----------   -----------
     Total assets........................     56,628,724         21,523,783      128,928,163     21,364,514    22,459,078
                                             -----------        -----------     ------------    -----------   -----------

LIABILITIES

Forward foreign currency contracts to
  sell, at value (Cost: $4,535,858)
  (Notes 2 and 7)........................      4,653,168                 --               --             --            --
Payables:
  Forward foreign currency contracts to
    buy (Notes 2 and 7)..................      1,665,464                 --               --             --            --
  Investments purchased..................      5,060,376            446,240       13,123,546        974,950            --
  Fund shares redeemed...................         85,843             19,618          135,308          8,839        94,811
  Dividends..............................        117,408             15,267          182,964         28,456         5,018
  Dividend and interest withholding tax..          1,257                 --               --             --            --
  Investment adviser.....................         28,167             10,243           65,369         10,303         4,541
  Custodian and transfer agent fees......         11,576              3,283           13,720          7,194         9,598
  Other accrued expenses.................         15,037              6,456           45,161          6,637         7,662
Deferred mortgage dollar roll income.....          3,938                 --            4,194             --            --
                                             -----------        -----------     ------------    -----------   -----------
     Total liabilities...................     11,642,234            501,107       13,570,262      1,036,379       121,630
                                             -----------        -----------     ------------    -----------   -----------
NET ASSETS...............................    $44,986,490        $21,022,676     $115,357,901    $20,328,135   $22,337,448
                                             ===========        ===========     ============    ===========   ===========

Net assets consist of:
  Accumulated undistributed net investment
    income (loss) (Note 2)...............       ($35,848)           $46,769        ($389,597)         ($572)           --
  Accumulated undistributed net realized
    loss on investments..................       (400,335)          (681,015)      (3,350,703)      (472,444)           --
  Unrealized appreciation
    (depreciation) on:
    Investments..........................       (636,076)           688,152        1,926,082        397,080            --
    Foreign currency and forward foreign
      currency contracts.................       (109,200)                --               --             --            --
  Capital shares at par value of $.001
    (Note 3).............................          4,961              1,992           11,555          2,114       $22,338
  Additional paid-in capital.............     46,162,988         20,966,778      117,160,564     20,401,957    22,315,110
                                             -----------        -----------     ------------    -----------   -----------
     Net assets..........................    $44,986,490        $21,022,676     $115,357,901    $20,328,135   $22,337,448
                                             ===========        ===========     ============    ===========   ===========
*Investments in securities, at identified
   cost (Note 2).........................     49,213,038         20,416,201      125,790,742     20,319,090    19,629,542
                                             ===========        ===========     ============    ===========   ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                  INVESTMENT        U.S.         NATIONAL
                                 STRATEGIC         QUALITY       GOVERNMENT      MUNICIPAL        MONEY
                                  INCOME             BOND        SECURITIES        BOND           MARKET
                                   FUND              FUND           FUND           FUND            FUND
                                -----------      -----------     -----------     ----------     -----------
NET ASSET VALUES

Class A Shares
  Net assets at value.......    $10,041,469      $10,344,645     $81,178,946     $7,617,877     $11,378,848
  Shares outstanding........      1,107,567          979,526       8,130,813        791,917      11,378,848

Net asset value and
  redemption price
    per share...............    $      9.07      $     10.56     $      9.98     $     9.62     $      1.00
                                ===========      ===========     ===========     ==========     ===========
Public offering price per
  share (100/95.25 of NAV)
    On sales of $100,000 or
      more the offering price
        is reduced..........    $      9.52      $     11.09     $     10.48     $    10.10     $        --
                                ===========      ===========     ===========     ==========     ===========
Class B Shares
  Net assets at value.......    $20,672,386      $ 3,471,927     $13,992,934     $5,876,506     $ 1,564,104
  Shares outstanding........      2,280,183          328,970       1,402,069        610,972       1,564,104

Net asset value, offering price
  and redemption price
    per share...............    $      9.07      $     10.55     $      9.98     $     9.62     $      1.00
                                ===========      ===========     ===========     ==========     ===========
Class C Shares
  Net assets at value.......    $14,272,635      $ 7,206,104     $20,186,021     $6,833,752     $ 9,394,496
  Shares outstanding........      1,574,343          683,013       2,022,679        710,507       9,394,496

Net asset value, offering price
  and redemption price
    per share...............    $      9.07      $     10.55     $      9.98     $     9.62     $      1.00
                                ===========      ===========     ===========     ==========     ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                                            GROWTH    INTERNATIONAL
                                             GLOBAL                          AND       GROWTH AND       ASSET
                                             GROWTH           GROWTH        INCOME        INCOME      ALLOCATION
                                              FUND             FUND          FUND         FUND *         FUND
                                          ------------    ------------   ----------  -------------  ------------
Investment Income:

 Interest (net of $1,141 and $1,763
  withholding tax in the International
  Growth and Income and Asset
  Allocation Funds, respectively)......    $   287,020     $   771,583   $   269,878    $  94,652    $ 3,576,675
 Dividends (net of $240,552, $1,726,
  $23,496, $29,231 and $740
  withholding tax in the Global
  Growth, Growth, Growth and Income,
  International Growth and Income,
  and Asset Allocation Funds,
  respectively)........................      2,054,763       1,548,021     2,111,938      189,092      1,081,735
                                           -----------     -----------   -----------    ---------    -----------
     Total income......................      2,341,783       2,319,604     2,381,816      283,744      4,658,410
                                           -----------     -----------   -----------    ---------    -----------
Expenses:

 Distribution for Class A..............         73,621          67,051        32,645       15,082         29,492
 Distribution for Class B..............        190,549         116,728       102,904       38,902         73,080
 Distribution for Class C..............        916,826         778,650       539,778       31,365        824,230
 Investment adviser fee (Note 5).......      1,185,949         758,694       521,769      102,022        687,562
 Custodian fees........................        168,607          51,830        47,815       48,666         64,759
 Transfer agent fees...................        356,590         288,609       195,003       30,014        242,272
 Accounting/administration.............        193,451         156,770       104,998       15,705        143,001
 Audit and legal fees..................         58,396          51,023        23,180        4,062         50,007
 Amortization of deferred organization
  expenses (Note 2)....................          6,931              --         1,259           78             --
 Miscellaneous.........................         77,456          49,356        45,462       14,011         51,035
                                           -----------     -----------   -----------    ---------    -----------
 Expenses before reimbursement
  by adviser...........................      3,228,376       2,318,711     1,614,813      299,907      2,165,438

 Reimbursement of expenses by
  adviser (Note 5).....................        185,804         280,198       210,892       56,027        264,797
                                           -----------     -----------   -----------    ---------    -----------

     Net expenses......................      3,042,572       2,038,513     1,403,921      243,880      1,900,641
                                           -----------     -----------   -----------    ---------    -----------

     Net investment income (loss)......       (700,789)        281,091       977,895       39,864      2,757,769
                                           -----------     -----------   -----------    ---------    -----------

Realized and unrealized gain (loss)
 on investments, futures and
 foreign currency:

 Net realized gain (loss) on:
  Investment transactions..............     (3,295,215)     10,219,108       716,372      275,761      6,529,806
  Futures contracts....................             --              --            --           --          2,303
  Foreign currency transactions and
   forward foreign currency contracts..      1,789,553              --       102,753     (260,048)            --
 Change in unrealized appreciation
  (depreciation) on:
  Investments..........................     (2,565,015)      3,234,064     9,980,846     (326,878)     5,539,360
  Futures contracts....................             --              --            --           --         (4,372)
  Translation of foreign currency and
   forward foreign currency contracts..       (137,518)             --          (386)     375,126             --
                                           -----------     -----------   -----------    ---------    -----------

     Net gain (loss) on investments,
      futures and foreign currency.....     (4,208,195)     13,453,172    10,799,585       63,961     12,067,097
                                           -----------     -----------   -----------    ---------    -----------

Net increase (decrease) in net assets
 resulting from operations.............    ($4,908,984)    $13,734,263   $11,777,480    $ 103,825    $14,824,866
                                           ===========     ===========   ===========    =========    ===========

* For the period January 9, 1995 (commencement of operations) to October 31, 1995.



   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

                                                          INVESTMENT        U.S.           NATIONAL
                                         STRATEGIC         QUALITY       GOVERNMENT       MUNICIPAL          MONEY
                                          INCOME             BOND        SECURITIES          BOND            MARKET
                                           FUND              FUND           FUND             FUND             FUND
                                        ----------        ----------     -----------      ----------       ----------
Investment Income:

  Interest (net of $1,317,
    $344 and $6,288 withholding
    tax in the Strategic Income,
    Investment Quality Bond and
    U.S. Government Securities
    Funds, respectively)....            $3,538,808       $1,312,109      $ 8,527,776      $1,001,625       $1,320,486
                                        ----------        ----------     -----------      ----------       ----------
Expenses:

  Distribution for Class A..                37,384           36,598          305,276          11,600               --
  Distribution for Class B..               133,210           18,574           68,916          41,698               --
  Distribution for Class C..               114,221           42,293          161,281          41,468               --
  Investment adviser fee
   (Note 5).................               265,680           99,260          661,449          96,299           44,306
  Custodian fees............                28,763           31,976           70,387          30,698           27,160
  Transfer agent fees.......                79,352           47,848          219,441          26,694           71,483
  Accounting/administration.                50,078           23,477          160,387          22,863           32,458
  Audit and legal fees......                14,418            8,177           63,444           7,156           11,017
  Amortization of deferred
   organization expenses
   (Note 2).................                 2,515            1,259               --           2,515               --
  Miscellaneous.............                33,293           26,578           54,493          27,995           33,010
                                        ----------        ----------     -----------      ----------       ----------
  Expenses before waiver
   and reimbursement
   by adviser...............               758,914          336,040        1,765,074         308,986          219,434

  Waiver of expenses and
   reimbursement by
   adviser (Note 5)........                180,344           89,606          240,085         109,122          107,839
                                        ----------        ----------     -----------      ----------       ----------
    Net expenses............               578,570          246,434        1,524,989         199,864          111,595
                                        ----------        ----------     -----------      ----------       ----------
    Net investment income...             2,960,238        1,065,675        7,002,787         801,761        1,208,891
                                        ----------        ----------     -----------      ----------       ----------
Realized and unrealized gain (loss)
 on investments and foreign currency:

  Net realized gain (loss) on:
   Investment transactions..               264,926           24,835        2,016,765        (451,322)              --
   Foreign currency transactions
    and forward foreign
    currency contracts......               (81,640)              --               --              --               --
  Change in unrealized appreciation
   (depreciation) on:
   Investments..............               919,881        1,318,370        4,354,862       1,830,370               --
   Translation of foreign
    currency and forward
    foreign currency
    contracts...............              (109,134)              --               --              --               --
                                        ----------        ----------     -----------      ----------       ----------
     Net gain on investments
      and foreign currency..               994,033        1,343,205        6,371,627       1,379,048               --
                                        ----------       ----------     -----------      ----------       ----------
Net increase in net assets
resulting from operations...            $3,954,271       $2,408,880      $13,374,414      $2,180,809       $1,208,891
                                        ==========       ==========      ===========      ==========       ==========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                            GLOBAL GROWTH FUND                GROWTH FUND
                                       ----------------------------     ---------------------------
                                          YEAR            YEAR           YEAR           YEAR
                                          ENDED           ENDED          ENDED          ENDED
                                         10/31/95        10/31/94       10/31/95       10/31/94
                                       -------------  --------------  ------------  ---------------
Increase (decrease) in
 net assets:

Operations:
 Net investment income
  (loss).........................      $   (700,789)   $   (848,113)    $    281,091    $ (353,647)
 Net realized gain
  (loss) on:
   Investment
    transactions.................        (3,295,215)      5,396,829       10,219,108     5,394,478
   Foreign currency and
    forward foreign
    currency contracts...........         1,789,553        (793,391)              -             -
  Change in unrealized
   appreciation
   (depreciation) on:
     Investments.................        (2,565,015)      4,393,238        3,234,064    (1,865,268)
     Foreign currency and
      forward foreign
      currency contracts.........          (137,518)       (346,782)              -             -
                                       ------------    ------------     ------------   -----------
Net increase (decrease) in
 net assets resulting from
  operations.....................        (4,908,984)      7,801,781       13,734,263     3,175,563

Net equalization credits
 (charges) (Note 2)..............           (34,561)             -            21,466        19,535

Distributions to
 shareholders from:
  Net investment income
   Class A.......................                -               -                -             -
   Class B.......................                -               -                -             -
   Class C.......................                -               -                -       (137,622)
  Net realized gains on
    investments and foreign
    currency transactions
   Class A.......................          (277,128)             -          (890,547)           -
   Class B.......................        (2,291,951)             -          (316,510)           -
   Class C.......................        (1,476,968)       (881,357)      (3,831,715)     (399,699)

Increase in net assets
 from capital share
  transactions (Note 3)..........         6,043,444      63,074,225       24,302,675    25,718,450
                                       ------------    ------------     ------------   -----------
Increase (decrease) in
 net assets......................        (2,946,148)     69,994,649       33,019,632    28,376,227

Net assets at beginning
 of period.......................       133,497,586      63,502,937       92,599,339    64,223,112
                                       ------------    ------------     ------------   -----------
Net assets at end of period......      $130,551,438    $133,497,586     $125,618,971   $92,599,339
                                       ============    ============     ============   ===========
Accumulated undistributed
 net investment income (loss)....      $  1,556,196    $ (1,092,560)    $    322,091   $  (334,304)
                                       ============    ============     ============   ===========

                                                                       INTERNATIONAL
                                                                        GROWTH AND
                                         GROWTH AND INCOME FUND        INCOME FUND
                                       --------------------------     -------------
                                            YEAR          YEAR           01/09/95*
                                           ENDED          ENDED             TO
                                         10/31/95       10/31/94         10/31/95
                                       ------------   -----------     --------------
Increase (decrease) in
 net assets:

Operations:
 Net investment income
  (loss).........................      $   977,895    $   519,687    $    39,864
 Net realized gain
  (loss) on:
   Investment
    transactions.................          716,372      1,405,598        275,761
   Foreign currency and
    forward foreign
    currency contracts...........          102,753             -        (260,048)
  Change in unrealized
   appreciation
   (depreciation) on:
     Investments.................        9,980,846        605,644       (326,878)
     Foreign currency and
      forward foreign
      currency contracts.........             (386)            -         375,126
                                       -----------    -----------    -----------
Net increase (decrease) in
 net assets resulting from
  operations.....................       11,777,480      2,530,929        103,825

Net equalization credits
 (charges) (Note 2)..............           83,756         48,673             -

Distributions to
 shareholders from:
  Net investment income
   Class A.......................         (161,680)       (17,409)       (14,446)
   Class B.......................         (104,194)        (5,573)       (14,765)
   Class C.......................         (570,011)      (419,264)       (12,260)
  Net realized gains on
    investments and foreign
    currency transactions
   Class A.......................         (128,810)            -              -
   Class B.......................         (109,460)            -              -
   Class C.......................       (1,148,241)      (353,371)            -

Increase in net assets
 from capital share
  transactions (Note 3)..........       26,649,617     18,830,460     21,579,276
                                       -----------    -----------    -----------
Increase (decrease) in
 net assets......................       36,288,457     20,614,445     21,641,630

Net assets at beginning
 of period.......................       58,097,053     37,482,608             -
                                       -----------    -----------    -----------
Net assets at end of period......      $94,385,510    $58,097,053    $21,641,630
                                       ===========    ===========    ===========
Accumulated undistributed
 net investment income (loss)....      $   452,599    $   224,303    $  (231,087)
                                       ===========    ===========    ===========

-------------------
* Commencement of operations

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             ASSET ALLOCATION FUND          STRATEGIC INCOME FUND      INVESTMENT QUALITY BOND FUND
                                          ---------------------------    -------------------------     ----------------------------
                                              YEAR            YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                            10/31/95        10/31/94       10/31/95       10/31/94       10/31/95       10/31/94
                                          ----------      ----------     ----------     ----------     ----------     -------------
Increase (decrease) in net assets:

Operations:

 Net investment income................... $  2,757,769    $ 1,961,624    $ 2,960,238    $ 1,477,142    $ 1,065,675   $   871,065
 Net realized gain (loss) on:
  Investment transactions................    6,529,806      4,389,994        264,926       (672,756)        24,835      (728,382)
  Futures contracts......................        2,303
  Foreign currency and forward foreign
   currency contracts....................           -              -         (81,640)       (12,035)            -             -
 Change in unrealized appreciation
  (depreciation) on:
  Investments............................    5,539,360     (5,721,035)       919,881     (1,555,957)     1,318,370    (1,230,724)
  Futures contracts......................       (4,372)
  Foreign currency and forward foreign
   currency contracts....................           -              -        (109,134)           (66)            -             -
                                          ------------    -----------    -----------    -----------    -----------   -----------

Net increase (decrease) in net assets
 resulting from operations...............   14,824,866        630,583      3,954,271       (763,672)     2,408,880    (1,088,041)

Net equalization credits (charges)
 (Note 2)................................      (54,967)        51,522             -              -          20,893        (6,490)

Distributions to shareholders from:

 Net investment income
  Class A................................     (235,768)            -        (974,298)    (1,194,801)      (701,998)     (751,752)
  Class B................................     (110,719)            -      (1,054,898)      (127,517)      (110,088)       (8,359)
  Class C................................   (1,850,266)    (1,600,382)      (930,449)      (155,606)      (255,000)      (41,612)
 Net realized gains on investments and
  foreign currency transactions
  Class A................................     (362,509)            -              -              -              -       (131,745)
  Class B................................     (237,460)            -              -              -              -             -
  Class C................................   (3,967,004)    (2,569,588)            -              -              -             -

Increase in net assets from capital
 share transactions (Note 3).............   (6,965,262)     6,876,195     14,605,227     31,628,233      5,614,479     1,399,668
                                          ------------    -----------    -----------    -----------    -----------   -----------

Increase (decrease) in net assets........    1,040,911      3,388,330     15,599,853     29,386,637      6,977,166      (628,331)

Net assets at beginning of period........   99,492,932     96,104,602     29,386,637             -      14,045,510    14,673,841
                                          ------------    -----------    -----------    -----------    -----------   -----------

Net assets at end of period.............. $100,533,843    $99,492,932    $44,986,490    $29,386,637    $21,022,676   $14,045,510
                                          ============    ===========    ===========    ===========    ===========   ===========

Accumulated undistributed net
 investment income (loss)................ $  2,141,058    $ 1,629,773    $   (35,848)   $      (781)   $    46,769   $    46,444
                                          ============    ===========    ===========    ===========    ===========   ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                U.S. GOVERNMENT                NATIONAL MUNICIPAL
                                                SECURITIES FUND                     BOND FUND               MONEY MARKET FUND
                                        -----------------------------     ---------------------------   --------------------------
                                             YEAR          YEAR             YEAR           YEAR           YEAR           YEAR
                                             ENDED         ENDED            ENDED          ENDED          ENDED          ENDED
                                           10/31/95      10/31/94         10/31/95       10/31/94       10/31/95       10/31/94
                                        ------------   ------------      -----------    -----------    -----------    -----------

Increase (decrease) in net assets:

Operations:

 Net investment income...............   $  7,002,787   $  7,740,947      $   801,761    $   515,870    $ 1,208,891    $   669,113
 Net realized gain (loss) on
  investment transactions............      2,016,765     (5,787,502)        (451,322)       (10,154)            -              -
 Change in unrealized appreciation
  (depreciation) on investments......      4,354,862     (5,169,920)       1,830,370     (1,558,848)            -              -
                                        ------------   ------------      -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
 resulting from operations...........     13,374,414     (3,216,475)       2,180,809     (1,053,132)     1,208,891        669,113

Net equalization charges (Note 2)....       (101,581)      (105,052)              -              -              -              -

Distributions to shareholders from:

 Net investment income
  Class A............................     (6,031,782)    (7,163,972)        (429,394)      (455,481)      (467,507)      (453,322)
  Class B............................       (421,002)       (31,100)        (188,030)       (29,972)       (88,435)        (5,777)
  Class C............................     (1,008,460)      (163,828)        (184,416)       (31,225)      (652,949)      (210,014)
 Net realized gains on investments
  Class A............................             -      (3,172,235)              -              -              -              -

Increase in net assets from capital
 share transactions (Note 3).........     (4,588,211)   (35,309,159)       7,339,594      4,048,362      1,356,401      2,871,867
                                        ------------   ------------      -----------    -----------    -----------    -----------

Increase (decrease) in net assets....      1,223,378    (49,161,821)       8,718,563      2,478,552      1,356,401      2,871,867

Net assets at beginning of period....    114,134,523    163,296,344       11,609,572      9,131,020     20,981,047     18,109,180
                                        ============   ============      ===========    ===========    ===========    ===========

Net assets at end of period..........   $115,357,901   $114,134,523      $20,328,135    $11,609,572    $22,337,448    $20,981,047
                                        ============   ============      ===========    ===========    ===========    ===========


Accumulated undistributed net
 investment income (loss)............   $   (389,597)  $    432,979      $      (572)   $      (721)            -              -
                                        ============   ============      ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                        GLOBAL GROWTH FUND
                              -------------------------------------------------------------------------------------------------
                                 YEAR     04/01/94*    YEAR       04/01/94*     YEAR        YEAR
                                ENDED        TO        ENDED         TO        ENDED       ENDED        YEARS ENDED OCTOBER, 31
                              10/31/95    10/31/94    10/31/95**  10/31/94    10/31/95**  10/31/94  ---------------------------
                               CLASS A     CLASS A     CLASS B     CLASS B      CLASS C    CLASS C    1993      1992       1991
                              --------    ---------   ----------  ---------   ----------  --------  -------   -------   --------
Net asset value, beginning
 of period...................    $ 14.82     $ 14.13     $ 14.79   $ 14.13     $ 14.79   $  13.74   $ 10.33   $ 10.76    $ 10.12

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income
 (loss) (B)..................         --       (0.01)      (0.09)    (0.03)      (0.09)     (0.10)    (0.01)    (0.02)      0.25

Net realized and unrealized
 gain (loss) on securities...      (0.54)       0.70       (0.53)     0.69       (0.53)      1.15      3.43     (0.37)      0.63
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

    Total from investment
     operations.......             (0.54)       0.69       (0.62)     0.66       (0.62)      1.05      3.42     (0.39)      0.88

Less distributions
------------------
Dividends from net
 investment income...........         --          --          --        --          --         --     (0.01)       --      (0.24)
Distributions from capital
 gains.......................      (0.44)         --       (0.44)       --       (0.44)        --        --        --         --
Distributions from capital...         --          --          --        --          --         --        --     (0.04)        --
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

    Total distributions......      (0.44)         --       (0.44)       --       (0.44)        --     (0.01)    (0.04)     (0.24)
                                 -------     -------     -------   -------     -------   --------   -------   -------     ------

Net asset value, end of
 period......................    $ 13.84     $ 14.82     $ 13.73   $ 14.79     $ 13.73   $  14.79   $ 13.74   $ 10.33     $10.76
                                 =======     =======     =======   =======     =======   ========   =======   =======     ======

    Total return.............      (3.52%)      9.16%(D)   (4.09%)    8.94%(D)   (4.09%)     8.94%    33.06%    (3.57%)     8.80%

Net assets, end of period
 (000's).....................    $23,894     $18,152     $23,317   $13,903     $83,340   $101,443   $63,503   $14,291     $8,828

Ratio of operating expenses
  to average net assets (C)..       1.75%       1.75%(A)    2.40%     2.40%(A)    2.40%      2.40%     2.40%     2.52%      1.47%

Ratio of net investment
 income (loss) to average net
   assets....................       0.03%      (0.12%)(A)  (0.61%)   (0.77%)(A)  (0.64%)    (0.91%)   (0.40%)   (0.27%)     1.41%

Portfolio turnover rate......         57%         54%         57%       54%         57%        54%       57%       69%        70%

______________________________

 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement by adviser of $0.02 and $0.02 per share for the Global Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.01 and $0.01 per share for the Global Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994, and $0.02, $0.01, $0.02, $0.02 and $0.05 per share for the Global
    Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.92% and 2.58% for the Global Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.97% and 2.71% for the Global Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994, and 2.53%, 2.52%, 2.72%, 2.78% and 4.37% for the Global
    Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                GROWTH FUND
                                            -------------------------------------------------
                                              YEAR       04/1/94*          YEAR      04/1/94*
                                              ENDED         TO             ENDED        TO
                                            10/31/95**   10/31/94        10/31/95**  10/31/94
                                             CLASS A      CLASS A         CLASS B     CLASS B
                                            ----------  ----------       ----------  ---------
Net asset value, beginning of period....         14.78    $ 14.59           14.77    $14.59

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B)........          0.12       0.02            0.02     (0.02)
Net realized and unrealized gain
  on securities.........................          1.83       0.17            1.84      0.20
                                               -------    -------         -------    ------

          Total from investment
            operations..................          1.95       0.19            1.86      0.18

Less distributions
------------------
Distributions from capital gains........         (0.79)       ---           (0.79)      ---
                                               -------    -------         -------    ------

Net asset value, end of period..........       $ 15.94    $ 14.78         $ 15.84    $14.77
                                               =======    =======         =======    ======

          Total return..................         14.22%      4.82%(D)       13.58%     4.75%(D)

Net assets, end of period (000's).......       $22,026    $16,326         $19,874    $5,054

Ratio of operating expenses to average
  net assets (C)........................          1.34%      1.34%(A)        1.99%     1.99%(A)

Ratio of net investment income (loss) to
  average net assets....................          0.79%      0.13%(A)        0.13%    (0.52%)(A)

Portfolio turnover rate.................            54%        39%             54%       39%

______________________________

 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A) Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.05 per share for the Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.06 and $0.03 per share for the Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement by adviser, was 1.62% and 2.32% for the Growth Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.79% and 2.82% for the Growth Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                   GROWTH FUND - CLASS C
                               ---------------------------------------------------------------------------------------------------
                                                             YEARS ENDED OCTOBER 31,                                     08/28/89*
                               --------------------------------------------------------------------------------------        TO
                                 1995**          1994           1993           1992            1991           1990        10/31/89
                               --------        --------       --------       --------        --------       ---------    ---------
Net asset value, beginning      $ 14.77        $ 14.21        $ 12.05        $ 10.70         $  8.22        $ 11.19      $ 12.25
 of period...................

Income (loss) from
------------------
 investment operations
----------------------
Net investment income (loss)       0.02          (0.07)          0.01          (0.01)           0.02           0.05         0.01
 (B).........................
Net realized and unrealized
 gain (loss) on securities...      1.84           0.74           2.15           1.37            2.54          (2.39)       (1.07)
                                -------        -------        -------        -------         -------        -------      -------

          Total from
           investment
            operations.......      1.86           0.67           2.16           1.36            2.56          (2.34)       (1.06)

Less distributions
------------------
Dividends from net
 investment income...........        -           (0.03)            -              -            (0.03)         (0.05)          -
Distributions from capital
 gains.......................     (0.79)         (0.08)            -              -               -           (0.58)          -
Distributions from capital...        -              -              -           (0.01)          (0.05)            -            -
                                -------        -------        -------        -------         -------        -------      -------

          Total distributions     (0.79)         (0.11)            -           (0.01)          (0.08)         (0.63)          -
                                -------        -------        -------        -------         -------        -------      -------

Net asset value, end of
 period......................   $ 15.84        $ 14.77        $ 14.21        $ 12.05         $ 10.70        $  8.22      $ 11.19
                                =======        =======        =======        =======         =======        =======      =======
          Total return.......     13.58%          4.75%         17.93%         12.75%          31.32%        (22.16%)      (8.65%)

Net assets, end of period
 (000's).....................   $83,719        $71,219        $64,223        $24,291         $15,354       $19,370       $30,627

Ratio of operating expenses to
 average net assets (C).......     1.99%          1.99%          1.99%          2.47%           2.97%         2.85%         2.57%(A)

Ratio of net investment income
 (loss) to average net assets.     0.15%         (0.49%)         0.27%         (0.15%)          0.27%         0.43%         0.37%(A)

Portfolio turnover rate......        54%            39%            40%            91%             37%           58%           65%(A)

______________________________

*  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.04, $0.04, $0.02, $0.05 and $0.01 per share for the Growth Fund - Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.23%, 2.29%, 2.35%, 3.00% and 3.12% for the Growth Fund -
    Class C for the years ended 1995, 1994, 1993, 1992 and 1991, respectively.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                 GROWTH AND INCOME FUND
                           --------------------------------------------------------------------------------------------------
                              YEAR     04/01/94*      YEAR      05/01/94*      YEAR      YEAR      YEARS ENDED     05/01/91*
                             ENDED        TO         ENDED         TO          ENDED     ENDED      OCTOBER 31,       TO
                           10/31/95**  10/31/94     10/31/95**  10/31/94     10/31/95   10/31/94
                            CLASS A     CLASS A      CLASS B     CLASS B      CLASS C    CLASS C   l993     1992    10/31/91
                           ----------  --------    ----------   ---------   ---------   --------   -----    -----  ---------
Net asset value, beginning
   of period..............  $ 13.09     $12.29       $ 13.08      $12.29      $  13.08   $ 12.71   $ 11.21  $ 10.51  $10.00
Income from investment
 operations
-----------
Net investment income (B).     0.26       0.12          0.16        0.10          0.18      0.15      0.14     0.18    0.11
Net realized and unrealized
 gain on securities........    1.90       0.76          1.94        0.77          1.90      0.46      1.48     0.70    0.47
                             ------     ------        ------      ------       -------    ------   -------   ------  ------

    Total from investment
     operations...........     2.16       0.88          2.10        0.87          2.08      0.61      1.62     0.88    0.58

Less distributions
------------------
Dividends from net
 investment income........    (0.23)     (0.08)        (0.19)      (0.08)        (0.15)    (0.13)    (0.12)   (0.18)  (0.07)
Distributions from capital
 gains...................     (0.30)        --         (0.30)         --         (0.30)    (0.11)       --       --      --
                             ------     ------        ------      ------       -------    ------   -------   ------  ------

    Total distributions       (0.53)     (0.08)        (0.49)      (0.08)        (0.45)    (0.24)    (0.12)   (0.18)  (0.07)
                             ------     ------        ------      ------        ------    ------   -------   ------  ------
Net asset value, end of
   period..............      $14.72     $13.09        $14.69      $13.08        $14.71    $13.08    $12.71   $11.21  $10.51
                             ======     ======        ======      ======        ======    ======   =======   ======  ======
    Total return.......       17.28%      5.06%(D)     16.73%       4.98%(D)     16.56%     4.85%    14.57%    8.42%   5.88%

Net assets, end of
   period (000's).....      $12,180     $8,134       $19,052      $3,885       $63,154   $46,078   $37,483  $10,821  $2,090

Ratio of operating
  expenses to average
  net assets (C)......         1.34%      1.34%(A)      1.99%       1.99%(A)      1.99%     1.99%     1.99%    1.94%   1.85%(A)

Ratio of net investment
 income to average net
 assets................        1.91%      1.72%(A)      1.14%       1.07%(A)      1.26%     1.11%     1.12%    1.51%   2.05%(A)

Portfolio turnover
  rate.................          40%        45%           40%         45%           40%       45%       37%      48%    111%(A)

_______________________
*   Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement by adviser of $0.05 and $0.05 per share for the Growth and Income Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.05 and $0.12 per share for the Growth and Income Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994. After expense reimbursement and waiver by adviser of $0.04, $0.05, $0.06, $0.15 and $0.37 per share for the Growth and Income Fund - Class C for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively.
(C) The ratio of operating expenses, before reimbursement adviser, was 1.69% and 2.33% for the Growth and Income Fund - Classes A and B respectively, for the year ended October 31, 1995, and 2.08% and 3.12% for the Growth and Income Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994. The ratio of operating expenses, before reimbursement and waiver by adviser, was 2.26%, 2.38%, 2.46%, 3.18% and 10.69% for the Growth and Income Fund - Class C for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------




                                                 INTERNATIONAL GROWTH AND INCOME FUND
                                        ------------------------------------------------------
                                             01/09/95*          01/09/95*         01/09/95*
                                                TO                TO                 TO
                                             10/31/95**         10/31/95**        10/31/95**
                                              CLASS A            CLASS B           CLASS C
                                        ------------------  ----------------  -----------------
Net asset value, beginning of period....      $10.00              $10.00          $10.00

Income from investment operations:
---------------------------------
Net investment income (B)...............        0.06                0.01            0.01
Net realized and unrealized gain on
 investments and foreign currency
 transactions...........................        0.08                0.12            0.12
                                              ------               -----          ------

          Total from investment
            operations..................        0.14                0.13            0.13

Less distributions
------------------
Dividends from net investment income....       (0.03)              (0.03)          (0.03)
                                              ------               -----          ------

Net asset value, end of period..........      $10.11              $10.10          $10.10
                                              ======              ======          ======

          Total return..................        1.37%               1.28%           1.28%


Net assets, end of period (000's).......      $6,897              $8,421          $6,324

Ratio of  operating expenses to
  average net assets (C)................        1.75%(A)            2.40%(A)        2.40%(A)

Ratio of net investment income to
  average net assets....................        0.70%(A)            0.15%(A)        0.13%(A)

Portfolio turnover rate.................          69%(A)              69%(A)          69%(A)

_____________________________

*   Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A)  Annualized

(B) After expense reimbursement by adviser of $0.04, $0.04 and $0.04 per share for the International Growth and Income Fund - Classes A, B and C respectively, for the period January 9, 1995 (commencement of operations) to October 31, 1995.

(C) The ratio of operating expenses, before reimbursement from adviser, was 2.18%, 2.93% and 2.93% for the International Growth and Income Fund, Classes A, B and C respectively, for the period January 9, 1995 (commencement of operations) to October 31, 1995.



    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------



                                                          ASSET ALLOCATION FUND
                                           -------------------------------------------------------
                                              YEAR          04/1/94*        YEAR        04/1/94*
                                              ENDED            TO           ENDED          TO
                                            10/31/95**      10/31/94      10/31/95**    10/31/94
                                             CLASS A         CLASS A       CLASS B       CLASS B
                                           ------------    -----------   -----------  ------------
Net asset value, beginning of period....      $11.13         $11.06        $11.12        $11.06

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............        0.38           0.17          0.30          0.12
Net realized and unrealized gain
  (loss) on securities..................        1.35          (0.10)         1.36         (0.06)
                                              ------         ------        ------        ------
          Total from investment
            operations..................        1.73           0.07          1.66          0.06

Less distributions
------------------
Dividends from net investment income....       (0.32)            -          (0.28)           -
Distributions from capital gains........       (0.52)            -          (0.52)           -
                                              ------         ------        ------        ------
          Total distributions...........       (0.84)            -          (0.80)           -
                                              ------         ------        ------        ------
Net asset value, end of period..........      $12.02         $11.13        $11.98        $11.12
                                              ======         ======        ======        ======

          Total return..................       16.95%          0.76%(D)     16.31%         0.67%(D)

Net assets, end of period (000's).......     $10,033         $7,830        $9,875        $4,760

Ratio of operating expenses to average
  net assets (C)........................        1.34%          1.34%(A)      1.99%         1.99%(A)

Ratio of net investment income to
 average net assets.....................        3.39%          2.72%(A)      2.69%         2.07%(A)

Portfolio turnover rate.................         226%           246%          226%          246%

______________________________

*  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.


(A)  Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.04 for the Asset Allocation Fund - Classes A and B respectively, for the year ended October 31, 1995 and $0.03 and $0.04 for the Asset Allocation Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.69% and 2.37% for the Asset Allocation Fund - Classes A and B respectively, for the year ended October 31, 1995 and 1.86% and 2.73% for the Asset Allocation Fund - Classes A and B respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                    ASSET ALLOCATION FUND - CLASS C  (D)
                                --------------------------------------------------------------------------
                                                          YEARS ENDED OCTOBER 31,                 08/28/89*
                                --------------------------------------------------------------       TO
                                 1995**     1994       1993       1992       1991       1990      10/31/89
                                -------    -------    -------    -------    -------    -------    --------
Net asset value, beginning      $ 11.12    $ 11.52    $ 10.20    $  9.76    $  8.12    $  9.84     $ 10.17
 of period...................
Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....      0.31       0.22       0.21       0.20       0.27       0.32        0.05
Net realized and unrealized
 gain (loss) on securities...      1.35      (0.15)      1.30       0.87       1.70      (1.66)      (0.38)
                                -------    -------    -------    -------    -------    -------     -------
          Total from
           investment
            operations.......      1.66       0.07       1.51       1.07       1.97      (1.34)      (0.33)

Less distributions
------------------
Dividends from net
 investment income...........     (0.24)     (0.18)     (0.09)     (0.19)     (0.33)     (0.26)        ---
Distributions from capital
 gains.......................     (0.52)     (0.29)     (0.10)     (0.44)       ---        ---         ---
Distributions from capital...       ---        ---        ---        ---        ---      (0.12)        ---
                                -------    -------    -------    -------    -------    -------     -------

          Total distributions     (0.76)     (0.47)     (0.19)     (0.63)     (0.33)     (0.38)        ---
                                -------    -------    -------    -------    -------    -------     -------
Net asset value, end of
 period......................   $ 12.02    $ 11.12    $ 11.52    $ 10.20    $  9.76    $  8.12     $  9.84
                                =======    =======    =======    =======    =======    =======     =======
          Total return.......     16.25%      0.67%     15.02%     11.25%     24.53%    (13.97%)     (3.24%)
Net assets, end of period
 (000's).....................   $80,626    $86,902    $96,105    $48,160    $30,724    $34,713     $43,915

Ratio of operating expenses
 to average net assets (C)...      1.99%      1.99%      1.99%      2.40%      2.88%      2.63%       2.13%(A)

Ratio of net investment
 income to average
 net assets..................      2.76%      1.93%      1.96%      1.93%      2.77%      3.34%       3.09%(A)

Portfolio turnover rate......       226%       246%       196%       171%        84%        73%         84%(A)

_____________________________
 *  Commencement of operations
** Net investment income per share has been calculated using the average shares method for fiscal year 1995.

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.03, $0.04, $0.03 and $0.04 for the Asset Allocation Fund - Class C for the years ended 1995, 1994, 1993 and 1992, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.24%, 2.22%, 2.28% and 2.89% for the Asset Allocation Fund - Class C for the years ended 1995, 1994, 1993 and 1992, respectively.
(D) On July 10, 1992, the Aggressive Fund and Conservative Fund portfolios of the old Asset Allocation Funds were liquidated and shares were exchanged for shares of the new Asset Allocation Fund. The new Asset Allocation Fund is comprised of the Moderate Fund portfolio of the old Asset Allocation Fund (the accounting "survivor") and the assets of the former Aggressive and Conservative portfolios of the old Asset Allocation Funds. For purposes of presenting financial highlights - selected per share data and ratios, only the historical results of the old Moderate Fund have been presented since it is considered the accounting survivor of the merger because the investment objective of the new Asset Allocation Fund is substantially the same as that of the old Moderate Fund. At the date of the merger, 3,567,198 shares of the old Moderate Fund with a per share value of $8.11 were decreased to 2,891,572 shares with a per share value of $10.00, similar to a reverse stock split, and re-named as shares of the new Asset Allocation Fund. The historical per share data presented above has been adjusted as though a reverse stock split had occurred at the beginning of the earliest period presented which results in fewer shares outstanding at a correspondingly higher net asset value per share.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                           STRATEGIC INCOME FUND
                               --------------------------------------------------------------------------------
                                  YEAR        11/01/93*       YEAR        04/01/94*        YEAR       04/01/94*
                                  ENDED          TO           ENDED          TO            ENDED         TO
                                10/31/95      10/31/94      10/31/95      10/31/94       10/31/95     10/31/94
                                 CLASS A       CLASS A       CLASS B       CLASS B       CLASS C       CLASS C
                               ----------    ----------    ----------    ----------     ----------   ----------
Net asset value, beginning
 of period...................   $  8.90        $  10.00     $  8.90        $  9.31        $  8.90     $  9.31

Income (loss) from
 investment operations
----------------------
Net investment income (B)....      0.78            0.65        0.73           0.38           0.73        0.38
Net realized and unrealized
 gain (loss)
  on securities..............      0.18           (1.10)       0.17          (0.41)          0.17       (0.41)
                                -------         -------     -------        -------        -------      ------

        Total from investment
            operations.......      0.96           (0.45)       0.90          (0.03)          0.90       (0.03)

Less distributions
------------------
Dividends from net
 investment income...........     (0.79)          (0.65)      (0.73)         (0.38)         (0.73)      (0.38)
                                -------         -------     -------        -------        -------      ------

Net asset value, end of
 period......................   $  9.07         $  8.90     $  9.07        $  8.90        $  9.07     $  8.90
                                =======         =======     =======        =======        =======     =======

        Total return.........     11.43%          (3.79%)     10.72%         (4.18%)(D)     10.72%      (4.20%)(D)

Net assets, end of period
 (000's).....................   $10,041       $  15,507     $20,672        $ 5,440        $14,273     $ 8,439

Ratio of operating expenses
 to average net assets (C)....     1.07%           0.41%       1.95%          1.00%(A)       1.95%       1.00%(A)

Ratio of net investment
 income to average net assets..    9.08%           8.26%       8.10%          8.59%(A)       8.25%       8.59%(A)

Portfolio turnover rate......       180%            136%        180%           136%           180%        136%

______________________________

*  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05 and $0.04 per share for the Strategic Income Fund - Class A for the years ended October 31, 1995 and 1994, and $0.04 and $0.05 for the Strategic Income Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.05 and $0.04 for the Strategic Income Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.69% and 0.96% for the Strategic Income Fund - Class A for the years ended October 31, 1995 and 1994. The ratio of operating expenses, before reimbursement and waiver from adviser, was 2.38% and 2.37% for the Strategic Income Fund - Classes B and C respectively, for the year ended October 31, 1995 and 2.04% and 1.96% for the Strategic Income Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                     INVESTMENT QUALITY BOND FUND
                               -------------------------------------------------------------------------------------------------
                                 YEAR      YEAR       YEAR     04/01/94*     YEAR     04/01/94*       YEARS ENDED
                                 ENDED     ENDED      ENDED       TO        ENDED       TO            OCTOBER, 31      05/01/91*
                               10/31/95   10/31/94   10/31/95  10/31/94    10/31/95   10/31/94     -----------------      TO
                                CLASS A    CLASS A    CLASS B   CLASS B     CLASS C   CLASS C        1993     1992     10/31/91
                               --------   --------   --------  ---------   --------   --------     -------   -------  ----------
Net asset value, beginning
 of period...................    $  9.74    $ 11.16   $ 9.74   $10.21        $ 9.74    $10.21       $ 10.56   $10.26    $10.00

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....       0.68       0.60     0.61     0.33          0.61      0.33          0.66     0.82      0.40
Net realized and unrealized
 gain (loss) on securities...       0.82      (1.37)    0.82    (0.51)         0.82     (0.51)         0.64     0.27      0.30
                                 -------    -------   ------   ------        ------    ------       -------   ------    ------
          Total from
           investment
            operations.......       1.50      (0.77)    1.43    (0.18)         1.43     (0.18)         1.30     1.09      0.70

Less distributions
------------------
Dividends from net
 investment income...........      (0.68)     (0.56)   (0.62)   (0.29)        (0.62)    (0.29)        (0.64)    (0.7)    (0.40)
Distributions from capital
 gains.......................         --      (0.09)      --       --            --        --         (0.06)      --        --
Distributions from capital...         --         --       --       --            --        --            --       --     (0.04)
                                 -------    -------   ------   ------        ------    ------       -------   ------     -----

          Total distributions      (0.68)     (0.65)   (0.62)   (0.29)        (0.62)    (0.29)        (0.70)   (0.79)    (0.44)
                                 -------    -------   ------   ------        ------    ------       -------   ------     -----

Net asset value, end of
 period......................    $ 10.56    $  9.74   $10.55   $ 9.74        $10.55    $ 9.74       $ 11.16   $10.56    $10.26
                                 =======    =======   ======   ======        ======    ======       =======   ======    ======

          Total return.......      15.91%     (7.08%)  15.12%   (7.34%)(D)    15.12%    (7.34%)(D)    12.66%   11.00%     7.21%

Net assets, end of period
 (000's).....................    $10,345    $11,150   $3,472   $  489        $7,206    $2,406       $14,674   $6,773    $2,713

Ratio of operating expenses
 to average net assets (C)...       1.25%      1.25%    1.90%    1.90%(A)      1.90%     1.90%(A)      0.98%    0.00%     0.00%(A)

Ratio of net investment
 income to average
 net assets..................       6.72%      5.86%    5.95%    5.70%(A)      6.00%     5.70%(A)      5.82%    7.76%     7.08%(A)

Portfolio turnover rate......        132%       186%     132%     186%          132%      186%           41%      44%       39%(A)

______________________________

 *  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05, $0.06, $0.07, $0.27 and $0.19 per share for the Investment Quality Bond Fund - Class A for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively. After expense reimbursement by adviser of $0.08 and $0.06 per share for the Investment Quality Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.19 and $0.07 per share for the Investment Quality Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.73%, 1.74%, 1.57%, 2.56% and 3.37% for the Investment Quality Bond Fund - Class A for the years ended 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991,
    respectively.   The ratio of operating expenses, before reimbursement by
    adviser, was 2.69% and 2.50% for the Investment Quality Bond Fund - Classes
    B and C respectively,   for the year ended October 31, 1995 and 4.88% and
    3.05% for the Investment Quality Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                   U.S. GOVERNMENT  SECURITIES FUND - CLASS A
                                -----------------------------------------------------------------------------
                                                           YEARS ENDED OCTOBER 31,
                                -----------------------------------------------------------------------------
                                                                                                     08/28/89*
                                                                                                        TO
                                 1995        1994         1993        1992       1991       1990     10/31/89
                                -------    --------     --------    --------    -------    -------   --------
Net asset value, beginning      $  9.45    $  10.35     $  10.04    $   9.89    $  9.47    $  9.74    $  9.73
 of period...................

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....      0.63        0.53         0.51        0.74       0.84       0.75       0.15
Net realized and unrealized
 gain (loss) on securities...      0.57       (0.74)        0.34        0.13       0.42      (0.20)      0.01
                                -------    --------     --------    --------    -------    -------    -------

          Total from
           investment
            operations.......      1.20       (0.21)        0.85        0.87       1.26       0.55       0.16

Less distributions
------------------
Dividends from net                (0.67)      (0.50)       (0.50)      (0.72)     (0.84)     (0.75)     (0.15)
 investment income...........
Distributions from capital        ----        (0.19)       (0.04)      ----       ----       ----       ----
 gains.......................
Distributions from capital...     ----        ----         ----        ----       ----       (0.07)     ----
                                -------    --------     --------    --------    -------    -------    -------

          Total distributions     (0.67)      (0.69)       (0.54)      (0.72)     (0.84)     (0.82)     (0.15)
                                -------    --------     --------    --------    -------    -------    -------

Net asset value, end of         $  9.98    $   9.45     $  10.35    $  10.04    $  9.89    $  9.47    $  9.74
 period......................   =======    ========     ========    ========    =======    =======    =======

          Total return.......     13.15%      (2.13%)       8.64%       9.15%     13.86%      5.90%      1.66%

Net assets, end of period       $81,179    $100,622     $163,296    $118,543    $45,662    $43,299    $56,069
 (000's).....................

Ratio of operating expenses
 to average net assets (C)...      1.25%       1.25%        1.07%       0.24%      0.68%      2.28%      2.18%(A)

Ratio of net investment
 income to average
 net assets..................      6.54%       5.39%        4.97%       7.21%      8.65%      7.89%      8.54%(A)

Portfolio turnover rate......       469%        279%         208%        108%       195%        71%        93%(A)

______________________________

*  Commencement of operations

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.02, $0.02, $0.04, $0.19, $0.18 and $0.03 per share for the U.S. Government Securities Fund - Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 1.45%, 1.47%, 1.42%, 2.13%, 2.61% and 2.57% for the years ended
    1995, 1994, 1993, 1992, 1991 and 1990, respectively.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                      U.S. GOVERNMENT SECURITIES FUND
                                             --------------------------------------------------
                                                YEAR       04/1/94*       YEAR        04/1/94*
                                                ENDED         TO          ENDED          TO
                                              10/31/95     10/31/94     10/31/95      10/31/94
                                               CLASS B      CLASS B      CLASS C       CLASS C
                                             -----------  -----------  -----------  -----------
Net asset value, beginning of period....       $9.45         $9.77        $9.45         $9.77

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............        0.56          0.29         0.56          0.26
Net realized and unrealized gain (loss)
  on securities.........................        0.58         (0.35)        0.58         (0.32)
                                               -----         -----        -----         -----
          Total from investment
            operations..................        1.14         (0.06)        1.14         (0.06)

Less distributions
------------------
Dividends from net investment income....       (0.61)        (0.26)       (0.61)        (0.26)
                                               -----         -----        -----         -----

          Total distributions...........       (0.61)        (0.26)       (0.61)        (0.26)
                                               -----         -----        -----         -----

Net asset value, end of period..........       $9.98         $9.45         9.98         $9.45
                                               =====         =====        =====         =====

          Total return..................       12.45%        (2.44%)(D)   12.45%        (2.44%)(D)

Net assets, end of period (000's).......     $13,993        $2,746       20,186       $10,766

Ratio of operating expenses to average
  net assets (C)........................        1.90%         1.90%(A)     1.90%         1.90%(A)

Ratio of net investment income to
 average net assets.....................        5.53%         5.06%(A)     5.74%         5.06%(A)

Portfolio turnover rate.................         469%          279%         469%          279%

______________________________

*  Commencement of operations


(A)  Annualized
(B) After expense reimbursement by adviser of $0.04 and $0.03 per share for the U.S. Government Securities Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.08 and $0.03 per share for the U.S. Government Securities Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994 .
(C) The ratio of operating expenses, before reimbursement from adviser, was 2.28% and 2.15% for the U.S. Government Securities Fund - Classes B and C respectively, for the year ended October 31, 1995 and 3.40% and 2.44% for the U.S. Government Securities Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                               NATIONAL MUNICIPAL BOND FUND
                                ---------------------------------------------------------------------------------
                                 YEAR       YEAR        YEAR     04/01/94*        YEAR      04/01/94*
                                 ENDED      ENDED       ENDED       TO            ENDED        TO         07/6/93*
                               10/31/95   10/31/94    10/31/95   10/31/94       10/31/95    10/31/94        TO
                                CLASS A    CLASS A     CLASS B    CLASS B        CLASS C     CLASS C      10/31/93
                               --------   --------    --------   --------       --------    --------      --------
Net asset value, beginning
 of period...................   $ 8.82      $10.25     $ 8.81      $ 9.30        $ 8.81      $ 9.30        $10.00

Income (loss) from
------------------
 investment operations
 ---------------------
Net investment income (B)....     0.51        0.51       0.43        0.25          0.43        0.25          0.17
Net realized and unrealized
 gain (loss) on securities...     0.80       (1.43)      0.81       (0.49)         0.81       (0.49)         0.24
                                ------      ------     ------      ------        ------     -------        ------

          Total from
           investment
            operations.......     1.31       (0.92)      1.24       (0.24)         1.24       (0.24)         0.41

Less distributions
------------------
Dividends from net
 investment income...........    (0.51)      (0.51)     (0.43)      (0.25)        (0.43)      (0.25)        (0.16)
                                ------      ------     ------      ------        ------      ------        ------
Net asset value, end of
 period......................   $ 9.62      $ 8.82     $ 9.62      $ 8.81        $ 9.62      $ 8.81        $10.25
                                ======      ======     ======      ======        ======      ======        ======

          Total return.......    15.26%      (9.24%)    14.42%      (9.71%)(D)    14.42%      (9.71%)(D)     4.17%

Net assets, end of period
 (000's).....................   $7,618      $7,663     $5,876      $2,036        $6,834      $1,911        $9,131

Ratio of operating expenses
 to average net assets (C)...     0.80%       0.57%      1.70%       1.24%(A)      1.70%       1.24%(A)      0.23%(A)

Ratio of net investment
 income to average
 net assets..................     5.55%       5.28%      4.59%       4.62%(A)      4.53%       4.62%(A)      4.86%(A)

Portfolio turnover rate......       44%          6%        44%          6%           44%          6%          150%(A)

______________________________

 *  Commencement of operations


(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.05, $0.07 and $0.03 per share for the National Municipal Bond Fund - Class A for the years ended 1995 and 1994 and the period July 6, 1993 (commencement of operations) to October 31, 1993, respectively. After expense reimbursement and waiver by adviser of $0.07 and $0.09 per share for the National Municipal Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.09 and $0.09 per share for the National Municipal Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement and waiver by adviser, was 1.34%, 1.26% and 1.10% for the National Municipal Bond Fund - Class A for the years ended 1995 and 1994 and the period July 6, 1993 (commencement of operations) to October 31, 1993, respectively. The ratio of operating expenses, before reimbursement and waiver by adviser, was 2.41% and 2.63% for the National Municipal Bond Fund - Classes B and C respectively, for the year ended October 31, 1995 and 2.81% and 2.78% for the National Municipal Bond Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

                                                                MONEY MARKET FUND -- CLASS A
                                  ---------------------------------------------------------------------------------
                                                       YEARS ENDED OCTOBER 31,                             08/28/89*
                                  --------------------------------------------------------------------        TO
                                   1995         1994        1993         1992        1991        1990      10/31/89
                                  -------      ------      -------      ------      ------      ------     --------
Net asset value, beginning
  of period.................      $  1.00      $ 1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00

Income from investment
----------------------
 operations
 ----------
Net investment income (B)...         0.05        0.03         0.03        0.04        0.06        0.06        0.01

Less distributions
Dividends from net
  investment income.........        (0.05)      (0.03)       (0.03)      (0.04)      (0.06)      (0.06)      (0.01)
                                  -------      ------      -------      ------      ------      ------      ------
 Net asset value, end of
  period....................      $  1.00      $ 1.00      $  1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                  =======      ======      =======      ======      ======      ======      ======
      Total return..........         5.60%       3.48%        2.80%       3.69%       6.22%       5.76%       0.53%

Net assets, end of period
   (000's)..................      $11,379      $8,499      $18,109      $2,244      $3,421      $4,526      $7,781

Ratio of operating expenses
  to average net assets (C).         0.50%       0.50%        0.50%       0.50%       1.00%       2.45%       1.96%(A)

Ratio of net investment
  income to average net
  assets....................         5.45%       3.40%        2.75%       3.77%       6.01%       5.52%       6.59%(A)

______________________________

*  Commencement of operations

(A) Annualized
(B) After expense reimbursement and waiver by adviser of $0.004, $0.0044, $0.0084, $0.0211, $0.0270 and $0.0002 per share for the Money Market Fund-Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver from adviser, was 0.96%, 0.95%, 1.32%, 2.71%, 2.68% and 2.47% for the Money
    Market Fund - Class A for the years ended 1995, 1994, 1993, 1992, 1991 and 1990, respectively.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                               MONEY MARKET FUND
                                             -------------------------------------------------------
                                                 YEAR          04/1/94*       YEAR        04/1/94*
                                                 ENDED           TO           ENDED          TO
                                               10/31/95       10/31/94      10/31/95      10/31/94
                                                CLASS B        CLASS B       CLASS C       CLASS C
                                             ------------    -----------   -----------   -----------
Net asset value, beginning of period....         $ 1.00        $ 1.00        $ 1.00        $ 1.00

Income from investment operations
---------------------------------
Net investment income (B)...............           0.05          0.02          0.05          0.02

Less distributions
------------------
Dividends from net investment income....          (0.05)        (0.02)        (0.05)        (0.02)
                                                -------       -------       -------       -------

Net asset value, end of period..........         $ 1.00        $ 1.00        $ 1.00       $  1.00
                                                =======       =======       =======       =======

          Total return..................           5.60%         3.48%(D)      5.60%         3.48%(D)

Net assets, end of period (000's).......         $1,564        $  312        $9,394       $12,170

Ratio of operating expenses to average
  net assets (C)........................           0.50%         0.50%(A)      0.50%         0.50%(A)

Ratio of net investment income to
  average net assets....................           5.52%         3.96%(A)      5.46%         3.96%(A)

______________________________

*    Commencement of operations

(A)  Annualized
(B) After expense reimbursement by adviser of $0.009 and $0.005 per share for the Money Market Fund - Classes B and C respectively, for the year ended October 31, 1995 and $0.0228 and $0.0037 per share for the Money Market Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(C) The ratio of operating expenses, before reimbursement from adviser, was 1.41% and 0.95% for the Money Market Fund - Classes B and C respectively, for the year ended October 31, 1995 and 4.83% and 1.18% for the Money Market Fund - Classes B and C respectively, for the period April 1, 1994 to October 31, 1994.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

GLOBAL GROWTH FUND

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 94.69%
Aluminum - 0.44%
Aluminum Company of America                            11,400   $  581,400
                                                                ----------

Apparel & Textiles - 0.86%
Albany International Corporation                       54,000    1,120,500
                                                                ----------

Auto Parts - 0.95%
Danaher Corporation                                    40,000    1,240,000
                                                                ----------

Automobiles - 2.61%
Daimler-Benz AG                                         3,524    1,698,660
Fiat, SPA                                             356,599    1,161,072
Hayes Wheels International,
  Incorporated                                         21,500      564,375
                                                                ----------
                                                                 3,424,107
Banking - 4.33%
Bangkok Bank                                           61,800      638,506
BankAmerica Corporation                                 8,600      494,500
Hang Seng Bank                                        168,000    1,406,935
HSBC Holdings                                          65,500      974,474
Sakura Bank                                            55,000      532,284
Sumitomo Bank                                          56,000      990,860
Sumitomo Trust & Banking                               55,000      634,440
                                                                ----------
                                                                 5,671,999
Broadcasting - 1.52%
Wolters Kluwer                                         21,940    1,996,821
                                                                ----------
Building Construction - 0.86%
Fluor Corporation                                      20,000    1,130,000
                                                                ----------
Business Services - 3.30%
Eaux (Cie Generale Des)                                13,900    1,291,906
Interpublic Group Companies,
  Incorporated                                         23,000      891,250
Secom Company                                          33,000    2,148,492
                                                                ----------
                                                                 4,331,648
Chemicals - 4.17%
The Dow Chemical Company                               19,000    1,303,875
Imperial Chemical Industries, PLC, ADR                 78,000      953,882
Sekisui Chemical                                      111,000    1,443,179
Sumitomo Chemical                                     380,000    1,764,505
                                                                ----------
                                                                 5,465,441
Computers & Business Equipment - 1.13%
International Business Machines
  Corporation                                           1,760      171,160
Olivetti & C., SPA*                                 1,423,600    1,062,788
Tandy Corporation                                       5,000      246,875
                                                                ----------
                                                                 1,480,823
Conglomerates - 4.43%
Berjaya Sports                                        382,000      796,773
BTR                                                   286,400    1,521,429
Grand Metropolitan                                    140,500      972,949

                                                     Shares        Value
                                                    ---------   ----------
Conglomerates - continued
Hutchison Whampoa                                      282,000  $ 1,553,759
Renong, BHD                                            631,000      963,510
                                                                -----------
                                                                  5,808,420
Construction Materials - 1.00%
Maeda Road Construction                                 73,000    1,305,929
                                                                -----------
Construction & Mining Equipment - 0.47%
City Developments                                       99,000      613,057
                                                                -----------
Containers & Glass - 0.77%
Mark IV Industries, Incorporated                        51,766    1,009,437
                                                                -----------
Domestic Oil - 0.68%
Phillips Petroleum Company                              27,800      896,550
                                                                -----------
Drugs & Health Care - 5.26%
Astra AB, Free, Class A                                105,735    3,885,092
Astra AB, Free, Class B                                 28,645    1,035,268
Bristol Myers Squibb Company                             2,100      160,125
Isolyser, Incorporated*                                 44,000      786,500
Yamanouchi Pharmaceutical Company                       46,000    1,025,270
                                                                -----------
                                                                  6,892,255
Electric Utilities - 0.29%
Companhia Energetica De Sao Paulo*                      37,100      379,563
                                                                -----------
Electrical Equipment - 2.69%
General Electric Company                                27,500    1,739,375
NEC Corporation                                        135,000    1,781,612
                                                                -----------
                                                                  3,520,987
Electronics - 11.55%
AMP, Incorporated                                       32,800    1,287,400
Emulex Corporation*                                     26,400      425,700
Intel Corporation                                        7,600      531,050
Kyocera Corporation                                     13,000    1,064,959
Mitsumi Electric                                       150,000    3,621,878
Rohm Company                                            51,000    3,096,046
TDK Corporation                                         58,000    2,988,025
Tokyo Electron                                          49,000    2,126,790
                                                                -----------
                                                                 15,141,848
Financial Services - 0.51%
Partner Re Holding                                      25,000      665,625
                                                                -----------
Food & Beverages - 1.94%
Fraser & Neave                                          79,000      933,687
Ohsho Food Service Corporation                          22,000      427,978
Universal Foods Corporation                             34,600    1,185,050
                                                                -----------
                                                                  2,546,715
Gold - 1.92%
Placer Dome, Incorporated                              115,200    2,520,000
                                                                -----------
Homebuilders - 1.41%
Yokogawa Bridge Corporation                            132,000    1,845,251
                                                                -----------

*  Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Hotels and Restaurants - 1.70%
Equity Inns, Incorporated                              24,800   $  291,400
Hospitality Franchise Systems,
  Incorporated*                                        24,000    1,470,000
Morrison Restaurants, Incorporated                     30,250      472,656
                                                                ----------
                                                                 2,234,056
Household Appliances - 1.14%
Sharp Corporation                                      108,000   1,499,194
                                                                ----------

Industrial Machinery - 6.24%
Ebara Corporation                                      100,000   1,388,142
Exedy Corporation                                       61,000     948,140
Keppel Corporation                                     152,000   1,247,841
Kolbenschmidt AG*                                        8,586   1,244,348
Mannesmann AG                                            4,810   1,583,172
Mitsubishi Heavy Industries, Ltd.                      230,000   1,773,987
                                                                ----------
                                                                 8,185,630
Insurance - 0.63%
Tokio Marine & Fire Insurance Company                   81,000     831,419
                                                                ----------
Leisure Time - 1.22%
Genting, BHD                                            66,000     568,831
Resorts World, BHD                                     212,000   1,034,553
                                                                ----------
                                                                 1,603,384
Liquor - 1.89%
LVHM Moet Hennessy                                      12,470   2,481,199
                                                                ----------
Miscellaneous - 0.14%
New World Infrastructure, Ltd.                             158         278
Nippon Hi Pack Company                                  16,000     111,990
Sari Corporation                                         5,000      72,829
                                                                ----------
                                                                   185,097
Mutual Funds - 1.36%
India Gateway Fund*                                     17,000     304,980
Indian Opportunities Fund*                              34,018     351,403
Korea Equity Fund, Incorporated                         64,000     584,000
The R.O.C. Taiwan Fund                                  56,300     541,888
                                                                ----------
                                                                 1,782,271
Non-Ferrous Metals - 3.64%
QNI, Ltd.                                            1,543,500   2,962,843
Western Mining Corporation Holdings                    281,767   1,807,189
                                                                ----------
                                                                 4,770,032
Paper - 0.71%
Schmalbach Lubeca AG                                     4,705     925,892
                                                                ----------
Petroleum Services - 1.46%
Petronas Gas, BHD*                                      83,000     280,913
Schlumberger, Ltd.                                      26,200   1,630,950
                                                                ----------
                                                                 1,911,863
Photography - 0.52%
Minolta Camera Company, Ltd.*                          140,000     678,821
                                                                ----------
                                                     Shares        Value
                                                    ---------   ----------
Real Estate - 2.79%
Mitsubishi Estate                                       75,000  $    799,159
                                                                ------------
New World Development Company                           95,000       369,841
Storage USA, Incorporated                               10,000       292,500
Sun Hung Kai Properties                                275,000     2,196,315
                                                                ------------
                                                                   3,657,815
Retail Grocery - 1.17%
ASDA Group, PLC                                        426,420       691,036
Hac Kimisawa Company                                    67,000       838,360
                                                                ------------
                                                                   1,529,396
Retail Trade - 5.14%
Big B, Incorporated                                     50,000       737,500
Friedman's, Incorporated, Class A*                      31,000       627,750
Oneida, Ltd.                                            24,000       396,000
Service Merchandise Company,
  Incorporated*                                         40,000       215,000
Wal-Mart Stores, Incorporated                           50,000     1,081,250
Walgreen Company                                        56,000     1,596,000
Xebio Company                                           56,000     2,080,258
                                                                ------------
                                                                   6,733,758
Steel - 1.14%
Nippon Steel Corporation                               450,000     1,491,275
                                                                ------------
Telecommunication Services - 0.94%
Cable and Wireless, PLC                                121,000       790,087
Seibu Electric & Machinery                              86,000       445,574
                                                                ------------
                                                                   1,235,661
Telephone - 8.68%
British Telecommunications, PLC                        254,100     1,510,539
DDI Corporation                                            300     2,431,204
Nippon Telegraph & Telephone Corporation                   306     2,509,741
Stet                                                   406,700     1,151,976
Telefonica De Espana SA                                165,360     2,086,391
Telephone & Data Systems, Incorporated                   6,500       260,000
Vodafone Group                                         345,550     1,428,638
                                                                ------------
                                                                  11,378,489
Trucking & Freight - 1.09%
Gulfmark International, Incorporated*                    2,800        64,400
Yamato Transport                                       127,000     1,365,658
                                                                ------------
                                                                   1,430,058
TOTAL COMMON STOCK
(Cost $115,561,413)                                             $124,133,686
                                                                ------------
PREFERRED STOCKS - 1.38%
Automobiles - 1.29%
Porsche AG*                                              3,629     1,688,686
                                                                ------------
Mutual Funds - 0.09%
India Gateway Fund                                      20,000       118,800
                                                                ------------
TOTAL PREFERRED STOCK
(Cost $1,945,508)                                               $  1,807,486
                                                                ------------

*Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
WARRANTS - 0.90%*
Banking - 0.39%
Deutsche Bank AG (Expiration date
06/30/97; strike price DEM 61)                         32,340   $  516,944
                                                                ----------
Miscellaneous - 0.51%
Volkswagen AG (Expiration date
10/27/98; strike price DEM 221)                         8,070      667,913
                                                                ----------
TOTAL WARRANTS
(Cost $1,468,943)                                               $1,184,857
                                                                ----------
REPURCHASE AGREEMENT - 3.03%

     Principal                                                  Maturity
      Amount                                                     Amount
     ---------                                                  ---------
    $3,969,000   Repurchase Agreement with State
                 Street Bank & Trust Company dated
                 10/31/95 at 5.25%, to be repurchased
                 at $3,969,579 on 11/01/95,
                 collateralized by $3,820,000 U.S.
                 Treasury Note, 7.125% due 02/29/00
                 (valued at $4,053,029, including
                 interest)                                     $3,969,000
                                                               ----------
TOTAL INVESTMENTS
(Global Growth Fund) (Cost $122,944,864)                     $131,095,029
                                                             ============
Growth Fund

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 91.48%
Aerospace - 5.62%
McDonnell Douglas Corporation                          43,400   $3,547,950
Northrop Grumman Corporation                           61,600    3,526,600
                                                                ----------
                                                                 7,074,550
Air Travel - 0.20%
AMR Corporation*                                        3,900      257,400
                                                                ----------
Automobiles - 3.50%
Ford Motor Company                                    126,900    3,648,375
General Motors Corporation                             17,400      761,250
                                                                ----------
                                                                 4,409,625
Banking - 5.51%
Citicorp                                               27,600    1,790,550
Nationsbank Corporation                                57,500    3,780,625
Shawmut National Corporation                           40,100    1,358,387
                                                                ----------
                                                                 6,929,562
Broadcasting - 0.37%
Multimedia, Incorporated*                              10,500      464,625
                                                                ----------
Chemicals - 1.60%
Geon Company                                           80,700    2,007,412
                                                                ----------
Computers & Business Equipment - 1.45%
Compaq Computer Corporation*                           32,800    1,828,600
                                                                ----------
                                                     Shares        Value
                                                    ---------   ----------
Construction & Mining Equipment - 1.72%
Harnischfeger Industries, Incorporated                 68,600   $2,160,900
                                                                ----------
Containers & Glass - 0.10%
Owens-Illinois, Incorporated*                           9,900      124,987
                                                                ----------
Domestic Oil - 3.48%
Mobil Corporation                                      12,200    1,229,150
Tenneco, Incorporated                                  71,800    3,150,225
                                                                ----------
                                                                 4,379,375
Drugs & Health Care - 5.60%
Columbia/HCA Healthcare Corporation                    26,600    1,306,725
Tambrands, Incorporated                                21,500      962,125
Tenet Healthcare Corporation*                         225,300    4,027,237
U.S. Healthcare, Incorporated                          19,500      750,750
                                                                ----------
                                                                 7,046,837
Electric Utilities - 0.13%
Long Island Lighting Company                            9,800      166,600
                                                                ----------
Electrical Equipment - 4.72%
Fisher Scientific International,
  Incorporated                                         64,900    2,036,238
Millipore Corporation                                 110,400    3,905,400
                                                                ----------
                                                                 5,941,638
Electronics - 2.61%
Analog Devices, Incorporated*                          33,100    1,195,737
National Semiconductor Corporation*                    49,100    1,196,813
Varian Associates, Incorporated                        17,400      893,925
                                                                ----------
                                                                 3,286,475
Financial Services - 8.41%
Federal Home Loan Mortgage
  Corporation                                          15,700    1,087,225
Federal National Mortgage Association                  13,100    1,373,863
First USA, Incorporated                                65,300    3,003,800
Partner Re Holding                                    121,400    3,232,275
PennCorporation Financial Group,
 Incorporated                                          53,700    1,282,087
Salomon, Incorporated                                  16,700      603,288
                                                                ----------
                                                                10,582,538
Forest Products - 3.71%
Georgia Pacific Corporation                            56,600    4,669,500
                                                                ----------
Household Products - 1.05%
Snap-On, Incorporated                                  31,100    1,317,863
                                                                ----------
Industrial Machinery - 4.00%
Keystone International, Incorporated                   60,000    1,335,000
Pall Corporation                                      101,400    2,471,625
Silicon Valley Group, Incorporated*                    37,800    1,223,775
                                                                ----------
                                                                 5,030,400
Insurance - 1.77%
Lincoln National Corporation,
  Incorporated                                         29,700    1,325,363
Integon Corporation                                    54,790      897,186
                                                                ----------
                                                                 2,222,549

*Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares           Value
                                                    ---------      ----------
International Oil - 3.98%
Amoco Corporation                                       9,100    $    581,263
Chevron Corporation                                    10,500         490,875
Exxon Corporation                                       8,600         656,825
Royal Dutch Petroleum Company                           4,900         602,087
Texaco, Incorporated                                   39,300       2,677,313
                                                                 ------------
                                                                    5,008,363
Paper - 2.72%
Stone Container Corporation                           207,100       3,417,150
                                                                 ------------
Plastics - 1.99%
First Brands Corporation                               54,800       2,507,100
                                                                 ------------
Railroads & Equipment - 0.84%
Trinity Industries, Incorporated                       35,750       1,059,094
                                                                 ------------
Retail Trade - 8.53%
Charming Shoppes, Incorporated                        462,400       1,329,400
Dillard Department Stores, Incorporated               115,300       3,127,512
Musicland Stores, Incorporated*                       140,250         911,625
J.C. Penney Company, Incorporated                      28,200       1,187,925
Sears, Roebuck and Company                             18,500         629,000
Service Merchandise Company,
 Incorporated*                                        257,100       1,381,912
TJX Companies, Incorporated                           160,200       2,162,700
                                                                 ------------
                                                                   10,730,074
Steel - 1.13%
Quanex Corporation                                     72,200       1,425,950
                                                                 ------------
Telecommunication Services - 4.10%
Tele-Communications, Incorporated*                    141,200       2,400,400
Valassis Communications,
 Incorporated*                                        199,200       2,763,900
                                                                 ------------
                                                                    5,164,300
Telephone - 1.95%
American Telephone & Telegraph
 Company                                               38,400       2,457,600
                                                                 ------------
Tobacco - 5.87%
Philip Morris Companies, Incorporated                  43,400       3,667,300
RJR Nabisco Holdings Corporation                       44,500       1,368,375
Universal Corporation                                 111,800       2,347,800
                                                                 ------------
                                                                    7,383,475
Trucking & Freight - 4.82%
Consolidated Freightways,
 Incorporated                                         181,800       4,226,850
Kirby Corporation*                                    111,500       1,839,750
                                                                 ------------
                                                                    6,066,600
TOTAL COMMON STOCKS
(Cost $106,129,641)                                              $115,121,142
                                                                 ------------

REPURCHASE AGREEMENT - 8.52%

  Principal                                                        Maturity
   Amount                                                           Amount
------------                                                     ------------
$10,720,000           Repurchase Agreement with State
                      Street Bank & Trust Company dated
                      10/31/95 at 5.80%, to be repurchased at
                      $10,721,727 on 11/01/95,
                      collateralized by $8,195,000 U.S.
                      Treasury Bond, 9.25% due 02/15/16
                      (valued at $10,937,597,
                      including interest)                        $ 10,720,000
                                                                 ------------

TOTAL INVESTMENTS
(Growth Fund) (Cost $116,849,641)                                $125,841,142
                                                                 ============

GROWTH & INCOME FUND

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 91.11%
Aerospace - 0.93%
Northrop Grumman Corporation                           15,500   $  887,375
                                                                ----------
Aluminum - 1.26%
Alcan Aluminium, Ltd                                   37,700    1,192,263
                                                                ----------
Automobiles - 2.84%
Chrysler Corporation                                   26,068    1,345,760
Ford Motor Company                                     47,103    1,354,219
                                                                ----------
                                                                 2,699,979
Banking - 4.51%
Citicorp                                               24,000    1,557,000
J.P. Morgan & Company, Incorporated                    21,700    1,673,613
Republic New York Corporation                          18,000    1,055,250
                                                                ----------
                                                                 4,285,863
Broadcasting - 1.74%
Viacom, Incorporated*                                  33,000    1,650,000
                                                                ----------
Business Services - 1.75%
First Data Corporation                                 15,000      991,875
Nokia Corporation, ADR                                 12,000      669,000
                                                                ----------
                                                                 1,660,875
Chemicals - 3.70%
The Dow Chemical Company                               18,000    1,235,250
Morton International, Incorporated                     41,000    1,250,500
Zeneca Group, PLC, ADR                                 18,300    1,031,662
                                                                ----------
                                                                 3,517,412
Computers & Business Equipment - 4.45%
DST Systems, Incorporated                               2,000       42,000
Hewlett-Packard Company                                17,200    1,593,150
International Business Machines
 Corporation                                           16,000    1,556,000
Xerox Corporation                                       8,000    1,038,000
                                                                ----------
                                                                 4,229,150
Construction & Mining Equipment - 1.05%
Foster Wheeler Corporation                             26,500      993,750
                                                                ----------

* Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Domestic Oil - 1.93%
Unocal Corporation                                     70,000   $1,837,500
                                                                ----------
Drugs & Health Care - 8.06%
Abbott Laboratories                                    30,000    1,192,500
Bristol-Myers Squibb Company                           13,200    1,006,500
Johnson & Johnson                                      14,000    1,141,000
McKesson Corporation                                   30,000    1,432,500
Pfizer, Incorporated                                   32,200    1,847,475
Rhone Poulenc Rorer, Incorporated                      22,000    1,036,750
                                                                ----------
                                                                 7,656,725
Electric Utilities - 2.64%
DPL, Incorporated                                      50,000    1,187,500
Pinnacle West Capital Corporation                      48,000    1,320,000
                                                                ----------
                                                                 2,507,500
Electrical Equipment - 2.59%
General Electric Company                               17,000    1,075,250
Hubbell, Incorporated                                  23,000    1,385,750
                                                                ----------
                                                                 2,461,000
Electronics - 1.82%
AMP, Incorporated                                      44,000    1,727,000
                                                                ----------
Financial Services - 3.80%
Federal National Mortgage Association                   8,900      933,387
Fleet Financial Group, Incorporated                    44,000    1,705,000
State Street Boston Corporation                        25,000      971,875
                                                                ----------
                                                                 3,610,262
Food & Beverages - 3.17%
General Mills,Incorporated                             16,800      963,900
PepsiCo, Incorporated                                  16,000      844,000
Sara Lee Corporation                                   41,000    1,204,375
                                                                ----------
                                                                 3,012,275
ForestProducts - 0.92%
Georgia-Pacific Corporation                            10,600      874,500
                                                                ----------
Household Products - 2.48%
Colgate Palmolive Company                              13,000      900,250
Procter & Gamble Company                               18,000    1,458,000
                                                                ----------
                                                                 2,358,250
Industrial Machinery - 1.92%
Keystone International,Incorporated                    35,000      778,750
York International Corporation                         24,000    1,050,000
                                                                ----------
                                                                 1,828,750
Insurance - 4.47%
Chubb Corporation                                      19,300    1,734,588
General Re Corporation                                 11,700    1,695,037
Marsh & McLennan Companies                             10,000      818,750
                                                                ----------
                                                                 4,248,375
International Oil - 4.79%
Amoco Corporation                                      25,700    1,641,588
Chevron Corporation                                    28,000    1,309,000
Exxon Corporation                                      21,000    1,603,875
                                                                ----------
                                                                 4,554,463

                                                     Shares        Value
                                                    ---------   ----------
Liquor - 1.38%
Anheuser-Busch Companies,Incorporated                  19,900   $1,313,400
                                                                ----------
Newspapers - 1.61%
Gannett, Incorporated                                  28,100    1,527,937
                                                                ----------
Non-Ferrous Metals - 1.04%
Engelhard Corporation                                  39,825      990,647
                                                                ----------
Paper - 5.11%
International Paper Company                            50,000    1,850,000
Kimberly Clark Corporation                             22,000    1,597,750
Minnesota Mining & Manufacturing Company               24,700    1,404,813
                                                                ----------
                                                                 4,852,563
Petroleum Services - 1.18%
Dresser Industries,Incorporated                        54,000    1,120,500
                                                                ----------
Photography - 0.49%
Eastman Kodak Company                                   7,500      469,687
                                                                ----------
Plastics - 0.45%
Illinois Tool Works, Incorporated                       7,400      430,125
                                                                ----------
Pollution Control - 0.61%
Browning Ferris Industries, Incorporated               20,000      582,500
                                                                ----------
Publishing - 1.45%
Dun & Bradstreet Corporation                           23,000    1,374,250
                                                                ----------
Real Estate - 1.41%
Post Properties, Incorporated                          22,300      669,000
Storage USA, Incorporated                              23,000      672,750
                                                                ----------
                                                                 1,341,750
Retail Trade - 4.49%
J.C.Penney Company, Incorporated                       19,000      800,375
The May Department Stores Company                      30,500    1,197,125
Rite Aid Corporation                                   40,000    1,080,000
Wal-Mart Stores, Incorporated                          55,000    1,189,375
                                                                ----------
                                                                 4,266,875
Software - 1.81%
Policy Management Systems Corporation*                 36,500    1,720,063
                                                                ----------
Telephone - 8.38%
American Telephone & Telegraph Company                 29,000    1,856,000
BCE, Incorporated                                      37,000    1,244,125
NYNEX Corporation                                      42,000    1,974,000
U.S. West, Incorporated                                34,929    1,663,494
Vodafone Group PLC, ADR                                30,000    1,226,250
                                                                ----------
                                                                 7,963,869

*  Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Tires And Rubber - 0.88%
The Goodyear Tire and Rubber Company                   22,000  $   836,000
                                                               -----------
TOTAL COMMON STOCKS
(Cost $73,466,632)                                             $86,583,433
                                                               -----------
PREFERRED STOCKS - 3.13%
Computers & Business Equipment - 1.34%
Ceridian Corporation                                   13,000    1,267,500
                                                               -----------
Drugs & Health Care - 1.18%
Beverly Enterprises, Incorporated                      22,000    1,122,000
                                                               -----------
Real Estate - 0.61%
Security Capital Pacific                               24,500      581,875
                                                               -----------
TOTAL PREFERRED STOCKS
(Cost $2,452,277)                                              $ 2,971,375
                                                               -----------

                                                    Principal
                                                      Amount      Value
                                                    ---------  -----------
CONVERTIBLE BONDS - 2.14%
General Instrument Corporation,
  5.00% due 06/15/00                               $  800,000  $   804,000
Noble Affiliates, Incorporated,
  4.25% due 01/11/03                                1,300,000    1,228,500
                                                               -----------
TOTAL CONVERTIBLE BONDS
(Cost $2,303,673)                                              $ 2,032,500
                                                               -----------

      Principal                                                  Maturity
       Amount                                                     Amount
     ----------                                                -----------
REPURCHASE AGREEMENT -3.62%
$3,443,000 Repurchase Agreement with Shearson
           Lehman dated 10/31/95 at 5.86%, to
           be repurchased at $3,443,560 on 11/01/95,
           collateralized by $3,290,000 U.S.
           Treasury Note, 7.875% due 01/15/98
           (valued at $3,595,073, including
           interest)                                           $ 3,443,000
                                                               -----------
TOTAL INVESTMENTS
(Growth & Income Fund) (Cost $81,665,582)                      $95,030,308
                                                               ===========

International Growth & Income Fund

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 86.18%
Agricultural Machinery - 0.25%
Kvaerner                                                1,300  $    51,775
                                                               -----------
Air Travel - 0.27%
Singapore Airlines                                      6,000       55,626
                                                               -----------
Aluminum - 0.25%
Sankyo Aluminium                                       10,000       52,104
                                                               -----------
Apparel & Textiles - 0.95%
Christian Dior                                            795       78,035
Kurabo Industries                                      20,000       68,039
Tomen Corporation                                      15,000       48,976
                                                               -----------
                                                                   195,050
Auto Parts - 0.54%
Fuji Heavy Industries*                                 20,000       69,212
Nissan Diesel Motor*                                   10,000       42,035
                                                               -----------
                                                                   111,247
Automobiles - 2.59%
Daimler Benz AG                                           110       53,023
Honda Motor Company                                     8,000      139,205
Mitsubishi Motor                                       10,000       83,289
Rolls Royce                                            18,000       43,826
Toyota Motor Company                                    6,000      111,442
Volkswagen AG                                             320      100,824
                                                               -----------
                                                                   531,609
Banking - 12.66%
ABN AMRO Holdings N.V.                                  1,000       42,020
Asahi Bank, Ltd.                                       10,000       99,712
Barclays                                                3,000       35,217
Banco Intercontinental Espanol                            720       62,411
Banco Popular Espanol SA                                  320       50,836
Credit Company France                                   1,100       54,661
Credit Local De France                                    650       51,454
CS Holdings AG                                            675       68,969
Dai Ichi Kangyo Bank                                   11,000      186,031
Daishi Bank                                            18,000       96,779
Daiwa Bank                                             23,000      137,152
Deutsche Bank AG                                        2,200       99,513
Development  Bank Singapore                             6,000       68,790
Deutsche Pfandbrief & Hypobk                            1,340       52,359
Fukui Bank                                             10,000       47,021
Generale De Banque                                        230       74,388
Hokkaido Takushoku Bank, Ltd.                          20,000       49,660
HSBC Holdings - GBP                                     4,300       63,973
HSBC Holdings - HKD                                     7,200      104,763
Hyakugo Bank                                            4,000       23,188
Industrial Bank Japan                                   5,000      136,370
Lloyds Bank                                             5,000       61,541
National Australia Bank, Ltd.                           9,200       78,769
Nippon Credit Bank                                     15,000       58,801
Public Bank, BHD                                       59,000      104,486
The Royal Bank of Scotland Group                        9,000       72,925
Sakura Bank                                            15,000      145,168
Sanwa Bank                                              5,000       85,048
Shiga Bank                                              8,000       46,923
Schweizerische Bankgesellschaft                            40       43,337
Schweizerischer Bankverein                                260      106,721
Societe Generale                                          753       86,231
Standard Chartered Bank                                 7,000       57,439
Yasuda Trust & Banking                                 10,000       44,675
                                                               -----------
                                                                 2,597,331

* Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS  - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
BROADCASTING - 0.88%
Gakken Company*                                         7,000     $ 38,663
News Corporation                                       12,400       62,529
Pearson                                                 4,000       39,747
TV Francaise                                              380       39,243
                                                                 ---------
                                                                   180,182
BUILDING CONSTRUCTION - 0.25%
SXL Corporation                                         5,000       50,345
                                                                 ---------

BUSINESS SERVICES - 1.53%
Chubb Security                                          6,000       31,541
Eaux Cie Generale                                       1,018       94,616
Havas                                                     400       27,729
Inchcape, PLC                                           3,000       14,822
Kawasho Corporation                                    12,000       42,231
South West Water                                        4,650       36,832
Toppan Printing Company                                 5,000       65,986
                                                                 ----------
                                                                   313,757
CHEMICALS - 4.84%
Air Liquide                                               331       55,504
Allied Colloids                                        18,000       37,850
BOC Group                                               2,000       27,478
Ciba-Geigy AG                                             210      181,829
Daido Hoxan, Incorporated                               8,000       54,353
Hoechst AG                                                400      105,058
Kumiai Chemical Industry Company                        4,000       20,138
Mitsubishi Chemical                                    12,000       54,431
Mitsubishi Gas Chemical                                20,000       87,199
Mitsui Petrochemical Industry                          15,000      118,921
Mitsui Toatsu Chemicals                                20,000       73,708
Rhone-Poulenc SA, Class A                               2,420       52,754
Showa Denko K.K.*                                      25,000       73,317
Solvay SA                                                 100       50,622
                                                                 ---------
                                                                   993,162
COMPUTERS & BUSINESS EQUIPMENT - 0.37%
Ricoh Company                                           7,000       75,272
                                                                 ---------

CONGLOMERATES - 2.66%
Aker AS                                                 2,000       23,446
Asatsu, Incorporated                                    1,000       34,508
BIC Corporation                                           300       28,466
BTR                                                    12,000       63,747
CSR, Ltd.                                              17,500       55,854
Grand Metropolitan                                      9,000       62,324
Hanson                                                 12,300       37,678
Kanematsu Corporation                                  20,000       68,234
Preussag AG                                               125       35,521
Tokai Rika Company                                      6,000       46,337
Tomkins                                                10,000       39,447
Tractebel International                                   135       49,447
U.S. Industries, Incorporated                              90        1,350
                                                                 ---------
                                                                   546,359
                                                     Shares        Value
                                                    ---------   ----------
CONSTRUCTION MATERIALS - 0.84%
Holderbank Financier Glarus AG                             45      $36,149
Lafarge                                                   623       41,290
Tarmac                                                 31,000       42,150
Toyo Construction Company                              10,000       51,420
                                                                 ---------
                                                                   171,009
CONSTRUCTION & MINING EQUIPMENT - 0.13%
Daito Trust Construction                                3,000       26,394
                                                                 ---------

CONTAINERS & GLASS - 0.72%
Caradon, PLC                                           11,000       34,435
Central Glass Company*                                 10,000       31,771
Compagnie De Saint-Gobain                                 430       51,265
Nippon Sheet Glass                                      7,000       30,314
                                                                 ---------
                                                                   147,785
DRUGS & HEALTH CARE - 5.50%
Chugai Pharmaceutical Company                           6,000       54,783
Daiichi Pharmaceutical Company                          6,000       83,875
Glaxo Wellcome                                         13,700      184,760
Hafslund Nycomed, Class B                               2,500       69,857
Kaken Pharmaceutical                                   10,000       81,724
Kyowa Hakko Kogyo                                       3,000       27,831
Lion Corporation                                       10,000       55,526
Roche Holdings AG                                          16      116,269
Sandoz AG                                                 215      177,446
Sanofi                                                  1,182       75,390
Schering AG                                             1,000       69,764
SmithKline Beecham, Class A                             6,500       67,877
Synthelabo                                                975       62,766
                                                                 ---------
                                                                 1,127,868
ELECTRIC UTILITIES - 3.51%
Electrabel                                                435       97,552
Empresa Nacional De  Electridad SA                      1,500       74,598
Fuerzas Electricas De Cataluna SA, Series A             9,500       57,519
Hong Kong Electric                                     16,500       56,126
RWE AG                                                    100       35,592
Scottish Hydro Electric, PLC                            9,000       48,379
Shikoku Electric Power, Incorporated                    5,100      119,155
Tohoku Electric Power Company                           3,030       71,089
Veba AG                                                 3,900      160,117
                                                                 ---------
                                                                   720,127
ELECTRICAL EQUIPMENT - 4.88%
Alcatel Alsthom Cie Generale D'Electric                   560       47,822
BBC Brown Boveri AG                                        20       23,201
BICC Group, PLC                                         5,000       20,830
Fuji Electric Company                                  15,000       72,291
General Electric Company                               10,000       49,644
Hitachi, Ltd.                                          17,000      174,495
Mitsubishi Cable                                        6,000       30,324
NEC Corporation                                        12,000      158,366
Nissin Electric                                         8,000       53,101

*  Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Electrical Equipment - continued
Siemens AG                                                255   $  133,696
Sumitomo Electric Industries                            6,000       69,212
Toshiba Plant Kensetsu Company                          8,000       62,564
Yaskawa Electric Corporation                           12,000       50,325
Yorkshire Electricity Group                             4,000       56,063
                                                                ----------
                                                                 1,001,934
Electronics - 0.43%
Alps Electric Company, Ltd.                             5,000       51,322
SGS Thomson Microelectronics, Incorporated*               800       36,891
                                                                ----------
                                                                    88,213
Financial Services - 0.57%
Daiwa Securities                                       10,000      117,308
                                                                ----------
Food & Beverages - 4.00%
Danone                                                    560       89,438
Guinness                                                8,000       64,126
Hillsdown Holdings                                     22,000       58,261
Itoham Foods, Incorporated                              5,000       36,610
Japan Tobacco, Incorporated                                10       85,439
Nestle SA                                                  90       94,336
Nippon Flour Mills                                      6,000       28,037
Nippon Suisan Kaisha, Ltd.*                            18,000       73,024
Orkla                                                   1,200       58,391
Reckitt & Colman, PLC                                   5,400       57,458
Scottish & Newcastle Breweries                          4,400       40,800
Snow Brand Milk Products Company, Ltd.                  4,000       26,199
Southcorp Holdings, Ltd.                               24,000       51,737
United Biscuits, PLC                                   13,000       56,213
                                                                ----------
                                                                   820,069

Forest Products - 0.34%
Sumitomo Forestry Company                               5,000       70,385
                                                                ----------
Oil & Gas Production - 0.45%
Elf Aquitaine                                           1,369       93,224
                                                                ----------
Gas & Pipeline Utilities - 0.40%
British Gas, PLC                                       10,000       38,103
Osaka Gas Company                                      13,000       43,590
                                                                ----------
                                                                    81,693
Homebuilders - 0.78%
Bilfinger & Berger
  Bauaktiengesellschaft AG                                180       66,240
Bouygues                                                  332       35,304
Sekisui House                                           5,000       57,676
                                                                ----------
                                                                   159,220
Household Appliances - 1.91%
Matsushita Electric Industrial
  Company, Ltd.                                        10,000      141,747
Pioneer Electronic                                      5,000       76,739
Sony Corporation                                        3,000      134,904
Thorn Emi, PLC                                          1,700       39,590
                                                                ----------
                                                                   392,980

                                                     Shares       Value
                                                    --------    ----------
Household Products - 0.83%
Erid Beghin Say                                          200    $   33,619
Uni Charm Corporation                                  2,000        44,968
Unilever NV                                              700        91,704
                                                                ----------
                                                                   170,291
Industrial Machinery - 4.14%
Daikin Industries                                      8,000        63,737
Ebara Corporation                                      4,000        55,526
Fischer AG                                                30        41,487
Glynwed International, PLC                             5,000        26,640
Ishikawajima-Harima Heavy Industries                  25,000       100,689
Kawasaki Heavy Industry                                6,000        25,104
Kitz Corporation                                      10,000        43,013
M.A.N. AG                                                230        66,667
Minebea Company                                       10,000        81,138
NSK                                                    7,000        41,947
Okamura Corporation                                    5,000        35,192
Sembawang Corporation, Ltd.                            9,000        43,631
Sidel                                                    100        34,723
Toshiba Corporation                                   10,000        72,438
Toyo Umpanki Company                                   5,000        17,596
Tsubakimoto Chain                                      4,000        18,769
Valeo                                                    850        38,397
Vickers                                               11,000        43,652
                                                                ----------
                                                                   850,346
Insurance - 4.77%
Abbey National                                         7,000        59,265
Allianz AG Holdings                                       50        92,533
AXA Company                                            1,350        74,980
Chuo Trust & Banking                                   7,000        61,244
CIC Union Europe                                         400        27,402
Compagnie Financiere Richemont AG                         30        41,751
Fortis AG                                                380        40,771
Guardian Royal Exchange                               23,000        83,273
International Nederlanden                                660        39,362
Munchener Ruckvers                                        80       166,070
Schweiz Ruckversicherungs                                 70        76,579
Tokio Marine & Fire Insurance Company                 10,000       102,644
Willis Corroon Group, PLC                             21,400        42,631
Zurich Versicherung                                      250        71,567
                                                                ----------
                                                                   980,072
International Oil - 1.54%
The British Petroleum Company                          9,000        66,166
Cosmo Oil Company                                     20,000        97,756
Petrofina SA                                             170        52,751
Shell Transport & Trading Company                      8,500        99,447
                                                                ----------
                                                                   316,120
Investment Companies - 0.93%
Marubeni Corporation                                  13,000        63,288
Nomura Securities                                      7,000       127,963
                                                                ----------
                                                                   191,251
Leisure Time - 0.49%
Forte                                                 12,000        47,810
Granada Group, PLC                                     5,000        53,518
                                                                ----------
                                                                   101,328

* Non-income producing

    The accompanying notes are an integral part of the financial sttements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - CONTINUED
(showing percentage of total value of investments)
--------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
MINING - 0.26%
DSM NV                                                    710     $ 53,189
                                                                  --------
MISCELLANEOUS - 0.54%
Renault                                                 1,900       59,447
Seita                                                   1,500       52,146
                                                                  --------
                                                                   111,593
NON-FERROUS METALS - 1.16%
Alusuisse-Lonza Holding, Ltd.                              35       26,759
Mitsubishi Material                                    15,000       67,745
RTZ Corporation, PLC                                    4,000       55,399
Western Mining Corporation Holdings                    13,700       87,869
                                                                  --------
                                                                   237,772
PAPER - 0.52%
Nippon Paper Industries                                10,000       68,723
Rexam, PLC                                              6,000       38,419
                                                                  --------
                                                                   107,142
PETROLEUM SERVICES - 3.17%
Broken Hill Proprietary Company, Ltd.                   8,560      115,933
Norsk Hydro AS                                          4,200      167,272
Repsol SA                                               2,080       62,116
Royal Dutch Petroleum Company                           1,420      176,308
Total, SA "B" Shares                                    1,740      107,529
Toyoda Machine Works, Ltd.                              3,000       22,025
                                                                  --------
                                                                   651,183
PUBLISHING - 1.08%
Citic Pacific, Ltd.                                    23,000       71,841
Elsevier NV                                             4,460       57,665
Lagardere Groupe                                        2,425       45,276
Reuters Holdings                                        5,000       46,482
                                                                  --------
                                                                   221,264
RAILROADS & EQUIPMENT - 1.14%
East Japan Railway Company                                 17       80,268
Nagoya Railroad Company                                 8,000       37,617
Tobu Railway Company                                   10,000       56,601
Zexel Corporation                                      10,000       59,827
                                                                  --------
                                                                   234,313
REAL ESTATE - 1.85%
Cheung Kong Holdings                                   31,000      174,813
Mepc                                                    6,000       35,668
Mitsui Fudosan Company                                  5,000       57,188
Tokyu Land Corporation                                 28,000      112,772
                                                                  --------
                                                                   380,441
RETAIL GROCERY - 0.58%
Maruetsu, Incorporated                                  8,000       61,782
Sainsbury                                               8,600       57,583
                                                                  --------
                                                                   119,365
RETAIL TRADE - 3.90%
Argos                                                   6,000       48,474
Argyll Group                                           11,200       56,930
Ava Allgemeine Handles-Der Verbr AG                       130       49,318
Carrefour                                                 100       58,731
Castorama Dubois                                          165       26,757
Daiei, Incorporated                                     5,000       52,300
Douglas Holdings AG                                       800       29,270

                                                     Shares        Value
                                                    ---------   ----------
RETAIL TRADE - CONTINUED
Familymart Company                                      1,000     $ 42,133
Izumiya Company                                         3,000       46,043
Kingfisher                                              7,000       52,624
Mitsukoshi, Ltd.                                       15,000      118,921
Nagasakiya Company*                                    10,000       37,538
Promodes                                                  360       87,679
Sears, PLC                                             32,000       51,352
Takashimaya Company, Ltd.                               3,000       41,644
                                                                  --------
                                                                   799,714
STEEL - 2.35%
Arbed SA*                                                 300       29,855
Daido Steel Company                                    10,000       44,479
Nisshin Steel Company                                  20,000       74,099
NKK Company                                            25,000       60,365
Sumitomo Metal Industry                                75,000      203,089
Thyssen AG                                                200       35,990
Usinor Sacilor*                                         2,300       34,335
                                                                  --------
                                                                   482,212
TELECOMMUNICATION SERVICES - 0.25%
Cable and Wireless                                      8,000       52,237
                                                                  --------
TELEPHONE - 1.70%
British Telecommunications                             23,500      139,700
Hong Kong Telecommunications, Ltd.                     38,800       67,747
Kon PTT Nederland                                       1,100       38,693
Telekom Malaysia                                        9,000       64,463
Vodafone Group                                          9,400       38,863
                                                                  --------
                                                                   349,466
TIRES AND RUBBER - 0.47%
Yokohama Rubber Company                                18,000       95,547
                                                                  --------
TOBACCO - 0.44%
B.A.T. Industries                                      11,000       90,261
                                                                  --------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.45%
Casio Computer Company                                  6,000       52,495
Mizuno Company                                          5,000       40,227
                                                                  --------
                                                                    92,722
TRUCKING & FREIGHT - 1.12%
Nippon Express Company                                 10,000       81,138
Nippon Road Company                                    10,000       82,115
Peninsular & Oriental Steam Navigation Company          4,100       31,244
TNT, Ltd.*                                             25,000       35,230
                                                                  --------
                                                                   229,727
TOTAL COMMON STOCKS
(Cost $18,017,806)                                             $17,689,584
                                                               -----------
PREFERRED STOCKS - 0.27%
Electrical Equipment - 0.27%
Legrand                                                   500       55,009
                                                                    ------
TOTAL PREFERRED STOCKS
(Cost $46,816)                                                    $ 55,009
                                                                  --------

*  Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - Continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares          Value
                                                    ---------      ----------
WARRANTS - 0.05%*
Construction Materials - 0.00%
Holderbank Financiere Glarus AG
 (Expiration date 12/20/95; Strike
 price CHF 640)                                           225      $      268
                                                                   ----------
Non-Ferrous Metals - 0.05%
Maeda Corporation (Expiration date
 02/05/97; Strike price $856)                              10          10,563
                                                                   ----------
TOTAL WARRANTS
(Cost $15,875)                                                     $   10,831
                                                                   ----------


                                                 Principal
                                                   Amount           Value
                                               ---------------    ----------
CONVERTIBLE BONDS - 1.72%
Bot Cayman Finance,
 4.25% due 03/31/49                            (Yen) 30,000,000    $  353,390
                                                                   ----------
TOTAL CONVERTIBLE BONDS
(Cost $391,691)                                                    $  353,390
                                                                   ----------
CORPORATE BONDS - 0.23%
Treuhandanstalt,
7.75% due 10/01/02                             DEM       60,000        46,313
                                                                   ----------
TOTAL CORPORATE BONDS
(Cost $45,129)                                                     $   46,313
                                                                   ----------
FOREIGN GOVERNMENT OBLIGATIONS - 8.23%
Commonwealth of Australia - 0.23%
8.75%, due 01/15/01                            AUD       60,000        46,425
                                                                   ----------
Government of Canada - 1.55%
8.75%, due 12/01/05                            CAD      250,000       202,480
9.75%, due 06/01/01                            CAD      140,000       116,536
                                                                   ----------
                                                                      319,016
Kingdom of Denmark - 0.33%
7.00%, due 12/15/04                            DKK      100,000        17,376
8.00%, due 11/15/01                            DKK      260,000        49,345
                                                                   ----------
                                                                       66,721
Government of France - 0.70%
7.50%, due 04/25/05                            FRF      400,000        82,968
8.50%, due 04/25/03                            FRF      272,000        60,089
                                                                   ----------
                                                                      143,057
Government of Germany - 2.08%
7.375%, due 01/03/05                           DEM      180,000       135,332
9.00%, due 10/20/00                            DEM      360,000       292,072
                                                                   ----------
                                                                      427,404
Government of Great Britain - 1.00%
United Kingdom Treasury,
 7.00%, due 11/06/01                           (Pounds)  80,000       122,806
United Kingdom Treasury,
 8.50%, due 12/07/05                           (Pounds)  50,000        82,065
                                                                   ----------
                                                                      204,871
Government of Japan - 1.15%
4.80%, due 12/20/02                            (Yen) 21,300,000    $  236,935
                                                                   ----------
Government of Netherland - 1.19%
6.75%, due 11/15/05                            NLG      380,000       244,695
                                                                   ----------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,653,812)                                      $1,689,124
                                                                   ----------

Principal                                                          Maturity
 Amount                                                             Amount
---------                                                         ----------
REPURCHASE AGREEMENT - 3.32%
$681,000 Repurchase Agreement with State
         Street Bank & Trust Company dated
         10/31/95 at 5.25%, to be repurchase
         at $681,099 on 11/01/95, collateralized
         by $655,000 U.S. Treasury Note, 7.125%
         due 02/29/00 (valued at $694,957,
         including interest)                                       $   681,000
                                                                   -----------
TOTAL INVESTMENTS
(International Growth & Income Fund)
 (Cost $20,852,129)                                                $20,525,251
                                                                   ===========

ASSET ALLOCATION FUND

                                                     Shares        Value
                                                    ---------   ----------
COMMON STOCKS - 47.24%
Aerospace - 2.60%
Lockheed Martin Corporation                             4,600   $  313,375
McDonnell Douglas Corporation                          19,400    1,585,950
Northrop Grumman Corporation                           16,900      967,525
                                                                ----------
                                                                 2,866,850
Auto Parts - 0.62%
Lear Seating Corporation*                              24,600      682,650
                                                                ----------
Automobiles - 2.04%
Ford Motor Company                                     62,200    1,788,250
General Motors Corporation                             10,600      463,750
                                                                ----------
                                                                 2,252,000
Banking - 2.52%
BankAmerica Corporation                                10,000      575,000
Nationsbank Corporation                                24,200    1,591,150
Shawmut National Corporation                           18,000      609,750
                                                                ----------
                                                                 2,775,900
Chemicals - 0.85%
Geon Company                                           37,700      937,787
                                                                ----------
Computers & Business Equipment - 1.29%
Compaq Computer Corporation*                           18,100    1,009,075
Storage Technology Corporation*                        16,600      408,775
                                                                ----------
                                                                 1,417,850
Containers & Glass - 1.00%
Owens-Illinois, Incorporated*                          87,400    1,103,425
                                                                ----------

* Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                     Shares        Value
                                                    ---------   ----------
Domestic Oil - 1.58%
Ashland, Incorporated                                  14,900   $  471,213
Atlantic Richfield Company                              6,900      736,575
Mobil Corporation                                       5,300      533,975
                                                                ----------
                                                                 1,741,763
Drugs & Health Care - 2.17%
Columbia/HCA Healthcare Corporation                    12,000      589,500
Tenet Healthcare Corporation*                         100,600    1,798,225
                                                                ----------
                                                                 2,387,725
Electric Utilities - 2.24%
CMS Energy Corporation                                 17,400      480,675
Entergy Corporation                                    29,900      852,150
Long Island Lighting Company                           66,500    1,130,500
                                                                ----------
                                                                 2,463,325
Electronics - 0.24%
Apple Computer, Incorporated                            7,300      265,081
                                                                ----------
Financial Services - 3.40%
Greenpoint Financial Corporation                       44,500    1,201,500
Partner Re Holding                                     51,600    1,373,850
Travelers Group, Incorporated                          23,200    1,171,600
                                                                ----------
                                                                 3,746,950
Food & Beverages - 1.65%
Chiquita Brands International,
  Incorporated                                        112,000    1,820,000
                                                                ----------
Forest Products - 1.56%
Georgia-Pacific Corporation                            20,800    1,716,000
                                                                ----------
Homebuilders - 1.05%
Centex Corporation                                     20,000      655,000
Lennar Corporation                                     22,000      503,250
                                                                ----------
                                                                 1,158,250
Household Appliances - 0.37%
Sunbeam Corporation                                    27,400      411,000
                                                                ----------
Insurance - 1.82%
Integon Corporation                                    44,290      725,249
Lincoln National Corporation,
  Incorporated                                         26,400    1,178,100
USLIFE Corporation                                      3,750      106,875
                                                                ----------
                                                                 2,010,224
International Oil - 1.98%
Royal Dutch Petroleum Company                           8,600    1,056,725
Texaco, Incorporated                                   16,500    1,124,062
                                                                ----------
                                                                 2,180,787
Investment Companies - 0.24%
Lehman Brothers Holdings,
  Incorporated                                         12,100      263,175
                                                                ----------
Leisure Time - 1.64%
Brunswick Corporation                                  51,200      998,400
Outboard Marine Corporation                            39,000      809,250
                                                                ----------
                                                                 1,807,650
                                                     Shares       Value
                                                    --------    ----------
Liquor - 1.11%
Anheuser-Busch Companies,
  Incorporated                                        18,600    $1,227,600
                                                                ----------
Paper - 2.23%
Champion International Corporation                    17,100       914,850
Stone Container Corporation                           93,700     1,546,050
                                                                ----------
                                                                 2,460,900
Petroleum Services - 1.03%
Tosco Corporation                                     32,800     1,131,600
                                                                ----------
Retail Grocery - 0.89%
Fleming Companies, Incorporated                       43,300       979,663
                                                                ----------
Retail Trade - 3.39%
Melville Corporation                                  19,500       624,000
J.C. Penney Company, Incorporated                     28,300     1,192,137
Sears, Roebuck and Company                            23,200       788,800
Supervalu, Incorporated                               36,700     1,128,525
                                                                ----------
                                                                 3,733,462
Telecommunication Services - 1.75%
Tele-Communications, Incorporated*                    56,700       963,900
Valassis Communications,
  Incorporated*                                       69,400       962,925
                                                                ----------
                                                                 1,926,825
Tires and Rubber - 0.97%
The Goodyear Tire and Rubber
  Company                                             28,000     1,064,000
                                                                ----------
Tobacco - 3.75%
Philip Morris Companies, Incorporated                 22,000     1,859,000
RJR Nabisco Holdings Corporation                      49,540     1,523,355
Universal Corporation                                 35,800       751,800
                                                                ----------
                                                                 4,134,155
Trucking & Freight - 1.26%
Consolidated Freightways, Incorporated                59,700     1,388,025
                                                                ----------
TOTAL COMMON STOCKS
(Cost $45,173,098)                                             $52,054,622
                                                                ----------

                                                   Principal
                                                    Amount        Value
                                                   ----------   ----------
CORPORATE BONDS - 13.39%
Electric Utilities - 0.26%
Central Maine Power Company,
  7.375% due 01/01/99                              $  290,000   $  290,208
                                                                ----------
Finance & Banking - 8.00%
Auburn Hills Trust,
  12.00% due 05/01/20                                 250,000      374,840
BankAmerica Corporation,
7.75% due 07/15/02                                    400,000      426,004
BanPonce Financial Corporation,
5.17% due 07/15/96                                  1,000,000      992,300

* Non-income producing

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount       Value
                                                    ---------   ----------
FINANCE & BANKING - continued
Capital One Financial,
 8.625% due 01/15/97                              $   900,000  $   925,245
Chrysler Financial Corporation,
 10.34% due 05/15/08                                  600,000      612,738
Comdisco, Incorporated,
 7.33% due 03/06/97                                   500,000      506,805
Continental Bank, N.A.,
 11.25% due 07/01/01                                  700,000      782,565
Continental Bank, N.A.,
 12.50% due 04/01/01                                  450,000      571,563
Corporacion Andina De Fomento,
 7.375% due 07/21/00                                  110,000      110,350
Corporation Andina De Fomento,
 7.25% due 04/30/98                                   250,000      249,493
Countrywide Funding Corporation,
 8.43% due 11/16/99                                   500,000      535,715
Financiera Energetica Nacional,
 6.625% due 12/13/96                                  810,000      803,925
Ford Motor Credit Company,
 6.80% due 08/15/97                                   800,000      809,400
General Motors Acceptance
 Corporation, 7.625% due 03/09/98                     575,000      593,274
General Motors Acceptance
 Corporation, 7.50% due 11/04/97                      175,000      179,525
Household Finance Corporation,
 7.25% due 08/19/06                                    98,978      100,183
Security Pacific Corporation,
 11.50% due 11/15/00                                  200,000      242,610
                                                               -----------
                                                                 8,816,535
PETROLEUM SERVICES - 0.03%
Empresa Col De Petroleos,
 7.25% due 07/08/98                                    30,000       29,400
                                                               -----------

INDUSTRIALS - 2.53%
Comdisco, Incorporated,
 9.75% due 01/15/97                                   250,000      260,333
News America Holdings,
 Incorporated, 7.50% due 03/01/00                     550,000      569,382
News America Holdings,
 Incorporated, 9.125% due 10/15/99                    351,000      383,752
RJR Nabisco, Incorporated,
 8.625% due 12/01/02                                  250,000      256,853
RJR Nabisco, Incorporated,
 8.00% due 07/15/01                                   220,000      221,815
Tenneco, Incorporated,
 10.00% due 08/01/98                                1,000,000    1,092,730
                                                               -----------
                                                                 2,784,865
OTHER - 1.88%
British Aerospace Finance,
 Incorporated, 7.55% due 05/15/97                     350,000      355,411
Time Warner, Incorporated,
 7.975% due 08/15/04                                  125,000      128,411

                                                    Principal
                                                      Amount       Value
                                                    ---------   ----------
OTHER - continued
Time Warner, Incorporated,
 7.95% due 02/01/00                                $1,525,000  $ 1,585,344
                                                               -----------
                                                                 2,069,166
TELEPHONE - 0.69%
Tele-Communications, Incorporated,
 7.00% due 08/04/97                                   750,000      757,762
                                                               -----------
TOTAL CORPORATE BONDS
 (Cost $14,757,681)                                            $14,747,936
                                                               -----------
U.S. TREASURY OBLIGATIONS - 7.26%
U.S. TREASURY STRIPS - 4.82%
Principal Only, due 11/15/04****                    5,670,000    3,275,276
Principal Only, due 08/15/09                        1,500,000      628,875
Principal Only, due 05/15/20                        2,480,000      499,869
Principal Only, due 08/15/20                        4,600,000      912,180
                                                               -----------
                                                                 5,316,200

U.S. TREASURY BONDS - 0.76%
8.00%, due 11/15/21                                   150,000      179,297
8.125%, due 08/15/21                                  130,000      157,218
11.125%, due 08/15/03                                 380,000      499,639
                                                               -----------
                                                                   836,154
U.S TREASURY NOTES - 1.68%
6.25%, due 02/15/03                                 1,060,000    1,078,720
7.375%, due 11/15/97                                  520,000      536,983
7.75%, due 01/31/00                                   220,000      235,778
                                                               -----------
                                                                 1,851,481
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $7,253,575)                                             $ 8,003,835
                                                               -----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS - 15.52%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.99%
6.125%, due 09/20/00                                  370,000      371,369
6.50%, due 11/15/18                                   800,000      790,744
7.50%, due 01/01/99 TBA**                           2,000,000    2,021,860
8.20%, due 01/16/98                                   350,000      360,007
9.00%, due 01/01/05 - 11/01/05                        809,026      846,694
                                                               -----------
                                                                 4,390,674
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.57%
Zero coupon, due 01/25/24 - Remic                     800,000      594,744
6.11%, due 09/20/00                                   330,000      331,036
7.00%, due 12/01/23                                   612,709      607,538
8.79%, due 01/30/02                                   190,000      193,435
                                                               -----------
                                                                 1,726,753
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.96%
7.00%, due 01/01/99 TBA**                           2,000,000    1,986,240
7.50%, due 01/01/99 TBA**                           1,000,000    1,013,120
8.00%, due 01/01/99 TBA**                           5,000,000    5,145,300
9.00%, due 07/15/16 - 01/15/22                      1,733,137    1,829,321
9.50%, due 05/15/25                                   928,888    1,003,997
                                                               -----------
                                                                10,977,978

  ** Purchased on a forward commitment (Note 2).
**** At October 31, 1995 a portion of this security was pledged to cover margin requirements for open futures contracts.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount       Value
                                                   ----------   -----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
(Cost $16,876,845)                                              $17,095,405

                                                   Principal
                                                     Amount        Value
                                                   ----------   -----------
FIXED INCOME - OTHER - 4.56%
Guaranteed - 0.47%
Resolution Funding Corporation,
  zero coupon due 01/15/21                         $  390,000   $  72,649
Resolution Funding Corporation,
  zero coupon due 10/15/20                          2,370,000     447,835
                                                                ---------
                                                                  520,484
Miscellaneous Asset Backed Securities - 3.09%
Case Equipment Loan Trust,
  7.30% due 03/15/02                                  541,085     550,343
Discover Card Trust, Series 1991,
  Class A, 7.20% due 04/16/98                         580,000     580,539
General Motors Acceptance
  Corporation, 6.30% due 06/15/99                     283,601     284,398
General Motors Acceptance Corporation
  Grantor Trust, Series 1995,
  Class A, 7.15% due 03/15/00                         445,316     451,715
Honda Auto Receivables Grantor
  Trust, 6.20% due 12/15/00                           242,505     243,131
Premier Auto Trust, Series 1995,
  Class A4, 7.85% due 02/04/98                        950,000     973,151
Premier Auto Trust, Series 1994,
  Class A3, 4.75% due 02/02/00                         60,000      59,306
Premier Auto Trust, Series 933,
  Class A3, 4.90% due 12/15/98                        208,851     206,762
Premier Auto Trust, Series 1995
  Class A5, 7.90% due 05/04/99                         50,000      51,640
                                                               ----------
                                                                3,400,985
Other Collaterized Mortgage Obligations - 1.00%
Sears Credit Account Master Trust, Series
  1995, Class A, 7.00% due 10/15/04                   300,000     308,904
Standard Credit Card Master Trust, Series
  1995, Class A, 7.85% due 02/07/02                   510,000     540,121
Standard Credit Card Master Trust, Series
  1994, Class A, 8.25% due 11/07/03                   230,000     251,776
                                                               ----------
                                                                1,100,801
TOTAL FIXED INCOME - OTHER
(Cost $4,942,449)                                              $5,022,270
                                                               ----------
FOREIGN BONDS - 0.71%
Province of Quebec, Canada,
  13.25% due 09/15/14                                 500,000     631,010
Republic of Columbia,
  9.25% due 02/03/00                                  150,000     150,889
                                                               ----------
                                                                  781,899
TOTAL FOREIGN BONDS
(Cost $782,723)                                                $  781,899
                                                               ----------
                             ***
REPURCHASE AGREEMENT - 11.32%****

   Principal                                                      Maturity
     Amount                                                        Amount
   ---------                                                    -----------
$12,472,000     Repurchase Agreement with State
                Street Bank & Trust Company dated
                10/31/95 at 5.80%, to be repurchased
                at $12,474,009 on 11/01/95, collateralized
                by $9,535,000 U.S. Treasury Bond,
                9.25% due 02/15/16 (valued at
                $12,726,051, including interest)               $ 12,472,000
                                                               ------------
TOTAL INVESTMENTS
(Asset Allocation Fund) (Cost $102,258,371)                    $110,177,967
                                                               ============
Strategic Income Fund

                                                     Principal
                                                       Amount        Value
                                                     ----------    ---------
CORPORATE BONDS - 47.38%
Business Services - 1.99%
Borg-Warner Security Corporation,
  9.125% due 05/01/03                                $  500,000    $ 430,000
Katz Corporation,
  12.75% due 11/15/02                                   500,000      535,000
                                                                   ---------
                                                                     965,000
Drug & Health Care - 1.13%
Dade International, Incorporated,
  Series B, 13.00% due 02/01/05                         500,000      547,500
                                                                   ---------
Finance & Banking - 8.58%
Empress River Casino Finance
  Corporation, 10.75% due 04/01/02                      500,000      502,500
Foamex Capital Corporation,
  11.875% due 10/01/04                                  500,000      497,500
Indah Kiat International Finance
  Company, 11.375% due 06/15/99                         500,000      521,250
Paine Webber Group, Incorporated,
  6.30% due 02/15/96                                  1,400,000    1,399,770
Trump Taj Mahal Funding, Incorporated,
  zero coupon due 11/15/99                              509,875      433,394
United States Banknote Corporation,
  11.625% due 08/01/02                                  500,000      380,000
Venture Holdings Trust,
  9.75% due 04/01/04                                    500,000      435,000
                                                                  ----------
                                                                   4,169,414
Food & Beverages - 0.50%
Flagstar Corporation,
  10.75% due 09/15/01                                   260,000      240,500
                                                                  ----------
Food Stores - 0.74%
Penn Traffic Company,
  9.625% due 04/15/05                                   500,000      360,000
                                                                  ----------
Gas Exploration - 1.02%
Petro PSC Properties,
  12.50% due 06/01/02                                   500,000      495,000
                                                                  ----------

*** At October 31, 1995 a portion of this security was pledged to cover forward commitments purchased.
**** At October 31, 1995 a portion of this security was pledged to cover margin requirements for open futures contracts.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
General Obligation - 0.45%
United States Leasing, International,
 8.45% due 01/25/05                                  $200,000     $220,018
                                                                ----------
Hotels & Restaurants - 0.26%
Family Restaurants, Incorporated,
 9.75% due 02/01/02                                   250,000      125,000
                                                                ----------
Industrials - 11.35%
American Safety Razor Company,
 Series A,  9.875% due 08/01/05                       500,000      501,250
Berry Plastics Corporation,
 12.25% due 04/15/04                                  650,000      684,125
Consolidated Cigar Corporation,
 10.50% due 03/01/03                                  550,000      555,500
Harris Chemical, Incorporated,
 Step-up to 10.25% due 07/15/01                       500,000      447,500
Jordan Industries, Incorporated,
 10.375% due 08/01/03                                 450,000      405,000
Marcus Cable Company,
 14.25% due 12/15/05                                  750,000      445,312
Pathmark Stores, Incorporated,
 9.625% due 05/01/03                                  430,000      425,700
Plastic Specialties & Technologies,
 Incorporated, 11.25% due 12/01/03                    500,000      455,000
Renco Metals, Incorporated,
 12.00% due 07/15/00                                  500,000      542,500
Revlon Worldwide Corporation,
 Series B, zero coupon due 03/15/98                   500,000      372,500
Specialty Equipment Companies,
 Incorporated, 11.375% due 12/01/03                   250,000      257,500
Terex Corporation,
 13.75% due 05/15/02                                  500,000      422,500
                                                                ----------
                                                                 5,514,387
Leisure Time - 3.01%
Bally's Grand, Incorporated,
 10.375% due 12/15/03                                 500,000      498,750
Bally's Park Place, Incorporated,
 9.25% due 03/15/04                                   500,000      492,500
Hollywood Casino, Incorporated,
 12.75% due 11/01/03                                  500,000      472,500
                                                                ----------
                                                                 1,463,750
Other - 8.84%
Decorative Home Accents,
 Incorporated, 13.00% due 06/30/02                    500,000      500,000
Herff Jones, Incorporated,
 11.00% due 08/15/05                                  500,000      521,250
Hines Horticulture, Incorporated,
 11.75% due 10/05/05                                  500,000      511,250
Outdoor Systems, Incorporated,
 10.75% due 08/15/03                                  500,000      477,500
RBX Corporation,
 11.25% due 10/15/05                                  500,000      497,500

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
Other - continued
SC International Services,
 Incorporated, 13.00% due 10/01/05                 $  500,000  $   515,000
Samsonite Corporation,
 11.125% due 07/15/05                                 500,000      480,000
The Selmer Company, Incorporated,
 11.00% due 05/15/05                                  500,000      492,500
Williamhouse Regency,
 Incorporated, 11.50% due 06/15/05                    300,000      297,000
                                                               -----------
                                                                 4,292,000
Other Utilities - 1.69%
Waters Corporation, Series B,
 12.75% due 09/30/04                                  750,000      821,250
                                                               -----------
Paper - 0.49%
Crown Paper Company,
 11.00% due 09/01/05                                  250,000      238,750
                                                               -----------
Retail Trade - 2.78%
Apparel Retailers, Incorporated,
 Series B, Step-up to 12.75%
 due 08/15/05                                       1,000,000      610,000
Cole National Group, Incorporated,
 11.25% due 10/01/01                                  500,000      495,000
Finlay Fine Jewerly Corporation,
 10.625% due 05/01/03                                 250,000      246,875
                                                               -----------
                                                                 1,351,875
Telephone - 3.01%
In Flight Phone Corporation,
 Step-up to 14.00% due 05/15/02                     1,000,000      390,000
A Plus Communications,
 Incorporated, 11.875% due 11/01/05                   500,000      503,750
Telex Communications, Incorporated,
 12.00% due 07/15/04                                  550,000      569,250
                                                               -----------
                                                                 1,463,000
Telecommunication Services - 1.54%
Adelphia Communications
 Corporation, 12.50% due 05/15/02                     500,000      487,500
Wireless One, Incorporated,
 13.00% due 10/15/03                                  250,000      259,375
                                                               -----------
                                                                   746,875
TOTAL CORPORATE BONDS
 (Cost $23,568,299)                                            $23,014,319
                                                               -----------
U.S. TREASURY OBLIGATIONS - 3.36%
U.S. Treasury Bonds - 0.53%
8.875%, due 08/15/17                                  200,000      257,032
                                                               -----------
U.S. Treasury Notes - 2.83%
6.75%, due 04/30/00                                   500,000      518,125
7.75%, due 01/31/00                                   800,000      857,376
                                                               -----------
                                                                 1,375,501
TOTAL U.S. TREASURY
OBLIGATIONS (Cost $1,554,376)                                  $ 1,632,533
                                                               -----------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount      Value
                                                    ---------  -----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS - 10.97%
Federal Home Loan Mortgage Corporation - 1.59%
8.50%, due 05/01/08                                $  742,001  $   771,265
                                                               -----------
Federal National Mortgage Association - 9.38%
6.50%, due 09/01/10 TBA**                           1,005,000      996,829
6.50%, due 09/01/25 TBA**                           2,500,000    2,425,000
7.00%, due 09/01/25 TBA**                             837,500      830,432
7.52%, due 08/26/05                                   300,000      306,570
                                                               -----------
                                                                 4,558,831
TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
 (Cost $5,292,100)                                             $ 5,330,096
                                                               -----------
FOREIGN GOVERNMENT OBLIGATIONS - 26.85%
Republic of Argentina - 4.58%
6.812%, due 03/31/05                                3,750,000    2,226,563
                                                               -----------
Kingdom of Belgium - 0.21%
6.50%, due 03/31/05                          BEF    3,000,000      100,387
                                                               -----------
Federal Republic of Brazil - 5.21%
4.00%, due 04/15/14                                $1,820,700      924,005
4.25%, due 04/15/24                                 1,500,000      727,502
6.00%, due 09/15/13                                   750,000      382,500
6.812%, due 04/15/06                                  750,000      496,875
                                                               -----------
                                                                 2,530,882
National Republic of Bulgaria - 2.57%
2.00%, due 07/28/12                                 4,500,000    1,248,750
                                                               -----------
Government of Canada - 0.37%
6.25%, due 02/01/98                          CAD       76,000       56,299
9.00%, due 12/01/04                          CAD      152,000      124,207
                                                               -----------
                                                                   180,506
Government of Costa Rica - 0.33%
Series B, 6.25% due 05/21/15                       $  300,000      157,500
                                                               -----------
Kingdom of Denmark - 0.19%
7.00%, due 12/15/04                          DKK      170,000       29,539
9.00%, due 11/15/98                          DKK      310,000       60,712
                                                               -----------
                                                                    90,251
Republic of Ecuador - 0.51%
6.812%, due 02/27/15                               $  750,000      247,500
                                                               -----------
Government of France - 1.31%
7.50%, due 04/25/05                          FRF    2,190,000      454,248
8.00%, due 05/12/98                          FRF      844,000      179,963
                                                               -----------
                                                                   634,211
                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
Federal Republic of Germany - 3.20%
6.875%, due 05/12/05                         DEM    1,018,000  $   742,599
7.375%, due 01/03/05                         DEM    1,080,000      811,995
                                                               -----------
                                                                 1,554,594
Republic of Italy - 0.70%
9.50%, due 12/01/97                          ITL  405,000,000      247,421
9.50%, due 01/01/05                          ITL  170,000,000       94,097
                                                               -----------
                                                                   341,518
Netherland Government - 0.55%
7.00%, due 06/15/05                          NLG      180,000      118,247
6.25%, due 07/15/98                          NLG      230,000      151,020
                                                               -----------
                                                                   269,267
Government of Mexico - 2.41%
Mexico United States Rights,
 0% due 12/31/19                                   $2,000,000            0
Series B, 6.25% due 12/31/19                        2,000,000    1,170,000
                                                               -----------
                                                                 1,170,000
Government of Poland - 2.70%
2.75%, due 10/27/24                                   750,000      347,813
3.75%, due 10/27/14                                 1,500,000      963,750
                                                               -----------
                                                                 1,311,563
Government of Spain - 0.27%
10.00%, due 02/28/05                         ESP    3,310,000       25,614
11.45%, due 08/30/98                         ESP   12,630,000      106,365
                                                               -----------
                                                                   131,979
Government of United Kingdom - 1.74%
Great British Treasury,
 7.00% due 11/06/01                          POUND    550,000      844,293
                                                               -----------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $13,244,263)                                $13,039,764
                                                               -----------

                                                       Shares       Value
                                                       ------       ------
WARRANTS - 0.01%*
BPC Holdings Corporation (Expiration
 date 04/15/04; strike price $18.797)                     500       $6,250
                                                                    ------
TOTAL WARRANTS  (Cost $0)                                           $6,250
                                                                    ------

 Principal                                                        Maturity
  Amount                                                           Amount
-----------                                                      ----------
REPURCHASE AGREEMENT - 11.43%***
$5,554,000 Repurchase Agreement with J.P. Morgan dated
           10/31/95 at 5.85%, to be repurchased at
           $5,554,903 on 11/01/95, collateralized by
           $3,838,000 U.S. Treasury Bond, 12.00% due
           05/15/05 (valued at $5,877,355, including
           interest)                                           $ 5,554,000
                                                               -----------
TOTAL INVESTMENTS
 (Strategic Income Fund) (Cost $49,213,038)                    $48,576,962
                                                               ===========

  * Non-income producing
 ** Purchased on a forward commitment (Note 2).
*** At October 31, 1995 a portion of this security was pledged to cover forward commitments purchased.

     The accompany notes are an integal part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

Investment Quality Bond Fund

                                                     Principal
                                                       Amount     Value
                                                     ---------  ----------

CORPORATE BONDS - 34.65%
Drug & Health Care - 0.27%
OrNda Healthcorp, 11.375%, 08/15/04                  $  50,000  $   56,000

Electric Utilities - 2.93%
Cincinnati Gas & Electric Company,
 6.90% due 06/01/25                                    200,000     204,022
The Cleveland Electric Illuminating
 Company, 9.50% due 05/15/05                            25,000      25,000
Rochester Gas & Electric
 Corporation, 8.25% due 03/15/02                       100,000     107,394
Virginia Electric & Power Company,
 9.375% due 06/01/98                                   262,000     282,213
                                                                ----------
                                                                   618,629

Finance & Banking - 15.93%
American General Finance
 Corporation, 8.00% due 02/15/05                       230,000     243,860
Associates Corporation of North
 America, 6.95% due 08/01/02                           320,000     328,502
BankAmerica Corporation,
 9.50% due 04/01/01                                    114,000     129,477
Beneficial Corporation,
 8.40% due 05/15/08                                     75,000      85,615
Beneficial Corporation,
 8.90% due 06/06/01                                     30,000      33,417
Comerica, Incorporated,
 7.125% due 12/01/13                                   175,000     169,794
Commercial Credit Group,
 Incorporated, 10.00% due 05/01/99                      50,000      55,846
First National Bank of Boston,
 8.00% due 09/15/04                                    225,000     242,860
First Union Corporation,
 7.50% due 04/15/35                                    300,000     320,013
General Motors Acceptance
 Corporation, 7.00% due 09/15/02                       200,000     203,716
General Motors Acceptance
 Corporation, 6.00% due 01/11/99                       150,000     148,929
International Lease Finance
 Corporation, 7.50% due 03/01/99                       200,000     207,522
NBD Bancorp, 8.25% due 11/01/24                        300,000     349,480
Norwest Corporation, 6.00% due 03/15/00                100,000      98,835
Republic New York Corporation,
 9.75% due 12/01/00                                    155,000     176,323
Republic New York Corporation,
 9.70% due 02/01/09                                    100,000     124,318
Texaco Capital, Incorporated,
 8.93% due 07/23/01                                     60,000      67,336
United Bankshares, Incorporated,
 8.625% due 04/15/98                                   200,000     210,494
Wells Fargo & Company,
 8.75% due 05/01/02                                    150,000     166,518
                                                                ----------
                                                                 3,362,855

Food Stores - 0.10%
Big V Supermarkets, Incorporated,
 11.00% due 02/15/04                                 $  25,000  $   20,375
                                                                ----------
Forest Products - 1.09%
Boise Cascade Corporation,
 9.85% due 06/15/02                                    200,000     229,348
                                                                ----------
Hotels & Restaurants - 0.23%
Hammons Hotels,
 8.875% due 02/15/04                                    50,000      48,750
                                                                ----------
Industrials - 6.96%
Allied-Signal, Incorporated
 9.875% due 06/01/02                                   100,000     117,334
Amoco Canada Petroleum Company,
 Ltd., 7.95% due 10/01/22                              100,000     109,731
Armco, Incorporated,
 9.375% due 11/01/00                                    50,000      49,250
Cablevision Industries Corporation,
 9.25% due 04/01/08                                     25,000      26,625
Cincinnati Milacron, Incorporated,
 7.875% due 05/15/00                                   130,000     132,113
Coastal Corporation,
 8.75% due 05/15/99                                    400,000     427,020
Container Corporation of America,
 9.75% due 04/01/03                                     50,000      50,375
Fort Howard Corporation,
 9.25% due 03/15/01                                     50,000      49,625
General Re Corporation,
 9.00% due 09/12/09                                    100,000     119,435
GS Technologies , Incorporated,
 12.25% due 10/01/05                                    50,000      50,750
Interlake Corporation,
 12.00% due 11/15/01                                    25,000      24,750
K & F Industries, Incorporated,
 11.875% due 12/01/03                                   50,000      53,000
Monsanto Company,
 8.875% due 02/06/98                                   140,000     148,443
Portola Packaging, Incorporated,
 10.75% due 10/01/05                                    25,000      25,688
Repap New Brunswick, Incorporated,
 9.875% due 07/15/00                                    50,000      51,125
Westvaco Corporation,
 9.65% due 03/01/02                                     30,000      34,357
                                                                ----------
                                                                 1,469,621

Non-Bank Finance - 0.26%
KFW International Financial,
 Incorporated, 8.85% due 06/15/99                       50,000      54,449
                                                                ----------

Other - 0.25%
Kindercare Learning Centers,
 Incorporated, 10.375% due 06/01/01                     50,000      51,750
                                                                ----------


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
Publishing - 1.51%
Time Warner, Incorporated,
 9.125% due 01/15/13                               $  295,000   $  319,694
                                                                ----------
Retail Trade - 0.90%
Sears, Roebuck and Company,
 9.25% due 08/01/97                                   180,000      189,407
                                                                ----------
Steel - 0.26%
AK Steel Corporation,
 10.75% due 04/01/04                                   50,000       54,500
                                                                ----------
Telecommunication Services - 1.70%
Comcast Corporation,
 9.125% due 10/15/06                                   50,000       51,250
Heritage Media Corporation,
 11.00% due 06/15/02                                   50,000       53,125
Tele-Communications, Incorporated,
 9.80% due 02/01/12                                   200,000      229,112
Videotron, Ltd., 10.25% due 10/15/02                   25,000       26,063
                                                                ----------
                                                                   359,550
Telephone - 1.73%
GTE Florida, Incorporated,
 6.31% due 12/15/02                                   200,000      198,332
Illinois Bell Telephone Company,
 7.625% due 04/01/06                                   35,000       35,577
New York Telephone Company,
 7.875% due 06/15/17                                  100,000      103,829
Paging Network, Incorporated,
 10.125% due 08/01/07                                  25,000       26,625
                                                                ----------
                                                                   364,363
Transportation - 0.53%
CSX Corporation, 9.04% due 02/28/97                    75,000       77,400
Southern Railway Company,
 8.75% due 10/15/03                                    30,000       34,275
                                                                ----------
                                                                   111,675
TOTAL CORPORATE BONDS
 (Cost $7,000,474)                                              $7,310,966
                                                                ----------
U.S. TREASURY OBLIGATIONS - 33.24%
U.S. Treasury Bonds - 33.24%
8.875%, due 02/15/19                                  810,000    1,046,674
9.25%, due 02/15/16                                   250,000      330,780
10.75%, due 02/15/03                                1,850,000    2,367,704
12.00%, due 08/15/13                                2,180,000    3,270,349
                                                                ----------
                                                                 7,015,507
TOTAL U.S. TREASURY
OBLIGATIONS (Cost $6,705,695)                                   $7,015,507
                                                                ----------

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS - 20.28%
Federal Home Loan Mortgage Corporation - 10.80%
6.50%, due 07/15/08 - 04/01/24                     $1,003,501   $  974,050
7.00%, due 10/01/25                                   895,502      888,499
8.00%, due 11/15/99                                   400,000      416,624
                                                                ----------
                                                                 2,279,173
Federal National Mortgage Association - 4.36%
4.50%, due 01/25/98 - Remic                           129,953      127,435
6.25%, due 11/25/19 - Remic                           500,000      491,405
6.60%, due 09/25/18                                   300,000      302,061
                                                                ----------
                                                                   920,901
Government National Mortgage Association - 5.12%
7.00%, due 10/15/23                                   398,000      395,262
8.00%, due 10/15/16 - 04/15/17                        657,601      684,109
                                                                ----------
                                                                 1,079,371
TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
 (Cost $4,225,039)                                              $4,279,445
                                                                ----------
FIXED INCOME - OTHER - 4.95%
Miscellaneous Asset Backed Securities - 4.95%
Advanta Credit Card Master Trust, Series
 1994, Class A, 6.155% due 10/01/01                   300,000      300,750
Premier Auto Trust, Series 1993,
 Class A2, 4.65% due 11/02/99                         113,820      112,112
Western Financial Grantor Trust, Series
 1995, Class A1, 7.10% due 07/01/00                   198,132      200,732
World Omni Automobile Lease,
 6.05% due 11/25/01                                   200,000      200,812
World Omni Automobile Lease, Series
 1994, Class A, 6.45% due 09/25/00                    230,211      231,289
                                                                ----------
                                                                 1,045,695
TOTAL FIXED INCOME - OTHER
 (Cost $1,037,984)                                              $1,045,695
                                                                ----------
FOREIGN BONDS - 2.09%
Canadian - 2.09%
Hydro-Quebec, 8.05% due 07/07/24                      400,000      441,740
                                                                ----------
TOTAL FOREIGN BONDS
 (Cost $436,009)                                                $  441,740
                                                                ----------

Principal                                                         Maturity
  Amount                                                           Amount
----------                                                       ----------
REPURCHASE AGREEMENT - 4.79%
$1,011,000 Repurchase Agreement with Shearson
           Lehman dated 10/31/95 at 5.86%, to
           be repurchased at $1,011,165 on
           11/01/95, collateralized by $915,000
           U.S. Treasury Note, 8.875% due
           11/15/98 (valued at $1,048,293,
           including interest)                                  $1,011,000
                                                                ----------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

TOTAL INVESTMENTS
(Investment Quality Bond Fund)
(Cost $20,416,201)                                              $21,104,353
                                                                ===========

U.S. Government Securities Fund

                                                    Principal
                                                      Amount        Value
                                                    ---------     ----------
U.S. TREASURY OBLIGATIONS - 27.17%
U.S. Treasury Bonds - 3.42%
8.875%, due 08/15/17                              $ 3,400,000    $  4,369,544
                                                                 ------------
U.S. Treasury Notes - 23.75%
6.125%, due 05/31/97                                2,000,000       2,014,380
6.75%, due 04/30/00                                15,500,000      16,061,875
7.125%, due 02/29/00                                5,550,000       5,824,003
7.75%, due 01/31/00                                 6,000,000       6,430,320
                                                                 ------------
                                                                   30,330,578
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $33,500,469)                                              $ 34,700,122
                                                                 ------------
U.S. GOVERNMENT AGENCY
AND MORTGAGE-BACKED OBLIGATIONS - 56.41%
Federal Home Loan Mortgage Corporation - 19.37%
6.00%, due 05/01/09 - 10/01/10                     23,999,985      23,429,985
8.00%, due 06/01/08                                   324,192         333,847
8.25%, due 07/01/06                                   319,418         329,176
8.50%, due 05/01/08                                   627,187         648,981
                                                                 ------------
                                                                   24,741,989
Federal National Mortgage Association - 29.75%
6.50%, due 08/01/10 - 10/01/10                     16,274,988      16,142,672
6.50%, due 08/01/25 TBA**                           9,000,000       8,730,000
7.00%, due 08/01/25 TBA**                           4,437,500       4,400,048
7.52%, due 08/26/05                                 4,000,000       4,087,604
8.00%, due 08/01/04                                   102,583         105,564
8.25%, due 03/25/06 - Remic                           675,000         722,034
8.50%, due 08/01/02                                   245,782         255,306
11.00%, due 02/01/15                                    1,021           1,144
11.50%, due 02/01/20                                3,139,191       3,553,156
                                                                 ------------
                                                                   37,997,528
Government National Mortgage Association - 3.68%
7.50%, due 04/15/02 - 02/15/07                        619,748         630,441
7.75%, due 04/15/04                                    83,284          85,651
8.00%, due 11/15/06 - 02/15/08                         55,329          57,604
10.25%, due 02/15/00 - 03/15/01                       295,621         309,107
10.50%, due 01/15/01                                   21,342          22,415
11.00%, due 03/15/00 - 09/20/15                       254,030         272,541
11.25%, due 04/15/98 - 10/20/15                        31,314          33,997
11.50%, due 08/20/00 - 02/15/16                     1,131,760       1,268,516
11.75%, due 09/15/98                                    1,731           1,826
12.00%, due 02/15/14 - 06/20/15                       208,200         238,116
12.25%, due 03/15/14 - 01/20/15                       170,696         191,947
12.50%, due 11/15/10 - 07/15/15                     1,003,166       1,162,447
13.25%, due 07/15/14                                   73,522          83,884

                                                    Principal
                                                      Amount            Value
                                                    ---------         ---------
Government National Mortgage
 Association - continued
13.50%, due 11/15/12                                $  79,459    $       93,930
14.50%, due 06/15/11                                    9,126            10,435
15.00%, due 07/15/11 - 09/15/12                       189,745           230,954
                                                                 --------------
                                                                      4,693,811
Other U.S. Government Agency Obligations - 3.61%
Tennessee Valley Authority,
 8.25% due 11/15/96                                 4,500,000         4,607,415
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
(Cost $71,279,578)                                               $   72,040,743
                                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.24%
Drexel Burnham Lambert, 9.30%
 due 06/01/17 (Collateralized by
 GNMA, 10.00%)                                        66,366             67,755
Goldman Sachs Trust 7, 9.10%
 due 04/27/17 (Collateralized by
 FNMA, 10.00%)                                        39,336             39,140
Merrill Lynch Trust XXV, 8.75%
 due 03/20/19 (Collateralized by
 FHLMC, 10.00%)                                       60,673             60,787
Shearson Lehman, Incorporated,
 7.50% due 06/01/18 (Collateralized
 by GNMA, 11.50%)                                  1,412,979          1,418,277
                                                                 --------------
                                                                      1,585,959
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS  (Cost $1,620,695)                                   $    1,585,959
                                                                 --------------
  Principal                                                         Maturity
    Amount                                                           Amount
  ----------                                                       ----------
REPURCHASE AGREEMENTS - 15.18%***
$9,695,000 Repurchase Agreement with J.P. Morgan dated
           10/31/95 at 5.85%, to be repurchased at $9,696,575
           on 11/01/95, collateralized by $6,699,000 U.S.
           Treasury Bond, 12.00% due 05/15/05 (valued at
           $10,258,572, including interest)                      $  9,695,000

 9,695,000 Repurchase Agreement with State Street Bank &
           Trust Company dated 10/31/95 at 5.83%, to be
           repurchased at $9,696,570 on 11/01/95,
           collateralized by $10,145,000 U.S. Treasury Bill,
           5.35% due 04/18/96 (valued at $9,891,375,
           including interest)                                      9,695,000
                                                                 ------------
                                                                 $ 19,390,000
TOTAL INVESTMENTS
(U.S. Government Securities Fund)
(Cost $125,790,742)                                              $127,716,824
                                                                 ============


 * Purchased on a forward commitment (Note 2).
** At October 31, 1995 a portion of these securities was pledged to equal forward commitments purchased.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------


National Municipal Bond Fund
                                                    Principal
                                                      Amount        Value
                                                    ---------       -------
LONG-TERM INVESTMENTS - 96.14%
Alabama - 4.00%
Alabama Housing Finance Authority
 Single Family Mortgage Revenue
 Collateralized Home Mortgage Program,
 Series B-2, 6.40%, 04/01/25                        $   575,000    $  589,484
Courtland Alabama, Industrial Development
 Board, Solid Waste Disposal Revenue
 (Champion International Corporation
 Project), 5.90%, 02/01/17                              250,000       239,757
                                                                   ----------
                                                                      829,241
California - 4.59%
California State Public Works Board
 Lease Revenue, Various Community
 College Projects, 7.00%, 03/01/14                      500,000       544,320
Los Angeles, California Harbor Department
 Revenue, Series B, 6.625%, 08/01/19                    390,000       406,899
                                                                   ----------
                                                                      951,219
Florida - 5.05%
Jacksonville, Florida Water & Sewer
 Revenue, 6.35%, 08/01/25                             1,000,000     1,045,410
                                                                   ----------
Georgia - 2.11%
Savannah, Georgia Hospital Authority
 Revenue Refunding & Improvement
 (Candler Hospital), 7.00%, 01/01/23                    430,000       438,084
                                                                   ----------
Illinois - 5.74%
Illinois Health Facilities Authority
 Revenue (OSF Health Care System),
 6.00%, 11/15/23                                        200,000       194,448
Illinois Health Facilities Authority
 Revenue (Hospital Association
 Project), 7.00%, 02/15/22                              200,000       210,092
Chicago, Illinois Wastewater Transmission
 Revenue, 6.375%, 01/01/24                              750,000       783,757
                                                                   ----------
                                                                    1,188,297
Indiana - 2.11%
Indiana Bond Bank Special Program
 (Sanitary District of City of Gary, Indiana
 Project), Series B, 6.20%, 02/01/13                    150,000       153,811
City of Lawrenceburg, Indiana Pollution
 Control Revenue Refunding (Indiana
 Michigan Power Company Project),
 Series E, 5.90%, 11/01/19                              300,000       283,836
                                                                   ----------
                                                                      437,647
Iowa - 0.74%
Iowa Finance Authority Hospital Facility
 Revenue Refunding (Trinity Regional
 Hospital Project), 7.00%, 07/01/12                     150,000       153,596
                                                                   ----------

                                                      Principal
                                                       Amount         Value
                                                     -----------    ---------
Kentucky - 0.22%
Trimble County, Kentucky Pollution
 Control Revenue (Louisville Gas & Electric
 Company), Series B, 6.55%, 11/01/20                 $   40,000    $   44,708
                                                                   ----------
Louisiana - 2.23%
Louisiana Public Facilities Authority Hospital
 Revenue Refunding (Touro Infirmary
 Project), Series A, 6.125%, 08/15/23                   500,000       462,135
                                                                   ----------
Maine - 0.12%
Maine State Housing Authority Mortgage
 Purchase, Series A-4, 6.375%, 11/15/12                  25,000        25,342
                                                                   ----------
Michigan - 2.20%
Clarkston, Michigan Community Schools,
 5.90%, 05/01/16                                        450,000       454,887
                                                                   ----------
Nebraska - 6.04%
Nebraska Higher Education Loan Program
 Income Revenue, 6.65%, 06/01/08                      1,200,000     1,250,880
                                                                   ----------
Nevada - 9.03%
Clark County, Nevada Passenger Facilities
 Charge Revenue, 5.50%, 07/01/25                        500,000       470,765
Clark County, Nevada Passenger Facilities,
 Charge Revenue, 5.75%, 07/01/23                        500,000       479,925
Nevada Housing Division, Single-Family
 Program, 6.35%, 10/01/12                               600,000       606,270
Nevada Housing Division, Single-Family
 Program, Series B-2, 6.95%, 10/01/26                   300,000       312,615
                                                                   ----------
                                                                    1,869,575
New Jersey - 5.22%
New Jersey Economic Development
 Authority Water Facilities Revenue
 (New Jersey American Water Company,
 Incorporated Project) 6.875%, 11/01/34               1,000,000     1,080,610
                                                                   ----------
New York - 20.02%
Metropolitan Transportation Authority,
 New York Service Contract (Transit
 Facilities), Series O, 6.25%, 07/01/14                 375,000       392,194
New York State Local Government Assistance
 Corporation, Series B, 5.375%, 04/01/16                850,000       809,982
New York, NY, Series D,
  6.00%, 02/15/20                                     1,000,000       972,510
New York City Housing Development
 Corporation (Multi-Family Housing),
 Series A, 5.85%, 05/01/25                              200,000       191,878

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------
New York - continued
New York State Dormitory Authority
 Revenue, State University Educational
 Facilities, Series A, 6.25%, 05/15/08              $ 500,000   $  513,710
New York State Environmental Facilities
 Corporation Pollution Control Revenue
 Refunding (IBM Corporation Project),
 7.125%, 07/01/12                                     580,000      621,569
New York State Mortgage Agency
 Revenue, Series 40-A, 6.35%, 04/01/21                630,000      644,572
                                                                 ---------
                                                                 4,146,415
Ohio - 4.15%
Ohio State Air Quality Development
 Authority Revenue, 6.10%, 09/01/30                   850,000      860,489
                                                                 ---------
Pennsylvania - 4.69%
Monroeville, Pennsylvania Hospitals
 Authority Hospitals Revenue,
 6.25%, 10/01/15                                    1,000,000      972,230
                                                                 ---------
Rhode Island - 2.76%
Rhode Island Depositors Economic
 Protection Corporation Special Obligation
 Refunding, Series A, 5.625%, 08/01/09                225,000      224,872
Rhode Island Housing & Mortgage
 Finance Corporation, Homeownership
 Opportunity, Series 5, 6.40%, 04/01/24               150,000      149,211
Rhode Island State Health & Educational
 Building Corporation, J&W University,
 Series A, 5.875%, 04/01/20                           200,000      196,806
                                                                 ---------
                                                                   570,889
South Dakota - 0.22%
South Dakota Housing Development
 Authority, Homeowner Mortgage,
 Series D, 6.85%, 05/01/26                             45,000       46,232
                                                                 ---------
Tennessee - 2.27%
Humphreys County, Tennessee Industrial
 Development Board Solid Waste Disposal
 Revenue (E.I. Du Pont Denemours &
 Company Project), 6.70%, 05/01/24                    450,000      470,002
                                                                 ---------
Texas - 4.18%
Lower Neches Valley Authority, Texas
 Industrial Development Corporation
 Sewer Facilities Revenue, Mobil Oil
 Refining Corporation, 6.40%, 03/01/30                750,000      768,757
Texas State Veterans Housing
 Assistance, 6.80%, 12/01/23                           95,000       97,856
                                                                 ---------
                                                                   866,613
                                                    Principal
                                                      Amount        Value
                                                    ---------    ----------
Virginia - 1.68%
Virginia State Housing Development
 Authority Commonwealth Mortgage,
 Subseries B-5, 6.30%, 01/01/27                   $    45,000    $  44,451
Virginia State Housing Development
 Authority Commonwealth Mortgage,
 Subseries I-1, 6.55%, 07/01/17                       300,000      304,185
                                                                 ---------
                                                                   348,636
Washington - 0.81%
Economic Development Corporation
 of Pierce County (Washington) Solid
 Waste Revenue (Occidental Petroleum
 Corporation Project), 5.80%, 09/01/29                95,000        84,522
Washington State Housing Finance
 Commission Single-Family Mortgage
 Revenue Refunding, Series D-1,
 6.15%, 01/01/26                                      35,000        33,970
Washington State Public Power Supply
 System Nuclear Project Number 1
 Revenue Refunding, 5.70%, 07/01/17                   50,000        48,901
                                                               -----------
                                                                   167,393
Wisconsin - 5.96%
Wisconsin Housing & Economic
 Development Authority Home Ownership
 Revenue, Series D, 6.10%,  07/01/24                 200,000       200,760
Wisconsin State Health & Educational
 Facilities Authority Revenue, Mercy
 Hospital of Janesville, Incorporated,
 6.60%, 08/15/22                                   1,000,000     1,034,880
                                                               -----------
                                                                 1,235,640

TOTAL LONG-TERM INVESTMENTS
  (Cost $19,519,090)                                           $19,916,170
                                                               -----------
SHORT-TERM INVESTMENTS - 3.86%
Arizona - 3.38%
Pinal County, Arizona Industrial
 Development Authority Pollution Control
 Revenue, VR, 4.00%, 11/01/95                        700,000       700,000
                                                               -----------

Florida - 0.48%
Manatee County, Florida Pollution
 Control Revenue, VR, 4.00%, 11/01/95                100,000       100,000
                                                               -----------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $800,000)                                              $   800,000
                                                               -----------

TOTAL INVESTMENTS
  (National Municipal Bond Fund)
    (Cost $20,319,090)                                         $20,716,170
                                                               ===========

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 1995 - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------
Money Market Fund

                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------

COMMERCIAL PAPER - 99.35%
American General Finance
 Corporation, 5.65% due 11/22/95                     $420,000     $418,616
American Home Products
 Corporation, 5.73% due 11/10/95                      500,000      499,284
Assets Securitization Cooporative
 Corporation, 5.70% due 11/17/95                      600,000      598,480
Associates Corporation of North
 America, 5.68% due 02/08/96                          600,000      590,628
Cariplo Finance, Incorporated,
 5.69% due 11/30/95                                   600,000      597,250
Central & South West Corporation,
 5.67% due 11/13/95                                   400,000      399,244
Chase Manhattan Bank, New York,
 5.77% due 04/15/96                                   600,000      600,000
CIESCO, Incorporated,
 5.75% due 11/22/95                                   600,000      597,987
CIT Group Holdings, Incorporated,
 5.70% due 01/24/96                                   600,000      592,020
The Coca-Cola Company,
 5.77% due 12/01/95                                   400,000      398,077
Corporate Asset Fund,
 5.70% due 11/15/95                                   300,000      299,335
Corporate Receivables Corporation,
 5.70% due 11/08/95                                   450,000      449,501
Dean Witter Discover & Company,
 5.73% due 11/17/95                                   600,000      598,472
Dresdner U.S. Finance,
 5.72% due 01/22/96                                   600,000      592,183
ESC Securitization, Incorporated,
 5.68% due 12/05/95                                   650,000      646,513
Falcon Asset Securitization,
 5.72% due 11/14/95                                   250,000      249,483
Ford Motor Credit Corporation,
 5.70% due 11/10/95                                   600,000      599,145
General Electric Capital Corporation,
 5.59% due 03/01/96                                   600,000      588,727
General Motors Acceptance
 Corporation, 5.65% due 12/15/95                      600,000      595,857
Household International,
 Incorporated, 5.73% due 02/08/96                     600,000      590,545
IBM Credit Corporation,
 5.72% due 11/08/95                                   560,000      559,377
Indosuez of  North America,
 Incorporated, 5.70% due 01/29/96                     600,000      591,545
Kreditbank North America,
 5.74% due 01/31/96                                   500,000      492,745
Matterhorn Capital Corporation,
 5.72% due 11/17/95                                   600,000      598,475
MetLife Funding, Incorporated,
 5.70% due 11/07/95                                    20,000       19,981
Monsanto Company,
 5.75% due 11/21/95                                   800,000      797,445
                                                    Principal
                                                      Amount      Value
                                                    ---------   ----------

COMMERCIAL PAPER - continued
Norwest Corporation,
 5.66% due 11/17/95                                  $650,000     $648,365
PNC Funding Corporation,
 5.75% due 02/05/96                                   600,000      590,800
PHH Corporation,
 5.73% due 11/10/95                                   600,000      599,140
Preferred Receivables Funding,
 5.72% due 01/25/96                                   600,000      591,897
Prudential Funding Corporation,
 5.71% due 12/11/95                                   600,000      596,193
Riverwoods Funding Corporation,
 5.69% due 11/13/95                                   600,000      598,862
Sears Roebuck Acceptance
 Corporation, 5.70% due 02/22/96                      600,000      589,265
Societe Generale of  North America,
 Incorporated, 5.64% due 03/18/96                     650,000      635,947
SunTrust Banks, Incorporated,
 5.71% due 11/27/95                                   500,000      497,938
Toshiba America,
 5.65% due 01/12/96                                   600,000      593,220

TOTAL COMMERCIAL PAPER                                         $19,502,542
                                                               -----------
  Principal                                                      Maturity
   Amount                                                         Amount
  ---------                                                      ---------
REPURCHASE AGREEMENT - 0.65%
$127,000 Repurchase Agreement with Shearson Lehman dated
         10/31/95 at 5.87%, to be repurchased at $127,021
         on 11/01/95, collateralized by $100,000 U.S.
         Treasury Bond, 8.75% due 08/15/20 (value at
         $129,925, including interest)                           $127,000
                                                                 --------

TOTAL INVESTMENTS
(Money Market Fund)                                           $19,629,542
                                                              ===========
                                              Key to Security
Key to Currency Abbreviations                  Abbreviations
-----------------------------                 ----------------
AUD - Australian Dollar                   ADR - American Depository
BEF - Belgian Franc                             Receipt
CAD - Canadian Dollar                     FRN - Floating Rate Note
DKK - Danish Krone                        IO  - Interest Only, carries
FRF - French Franc                              notional principal amount
DEM - German Deutsche Mark                TBA - To Be Announced
    - Great British Pound                 VR  - Variable Rate
ITL - Italian Lira                              Demand Note*
    - Japanese Yen                        *Maturity date shown is the
NLG - Netherland Guilder                   date of next interest rate
ESP - Spanish Peseta                       change and coupon rate is
CHF - Swiss Franc                          the rate effective as of
                                           October 31, 1995.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. North American Funds (the "Fund") is an open-end, diversified management investment company. The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of October 31, 1995, the Fund offered the following ten portfolios with A, B and C Classes: the Global Growth Fund, the Growth Fund, the Growth and Income Fund, the International Growth and Income Fund, the Asset Allocation Fund, the Strategic Income Fund, the Investment Quality Bond Fund, the U.S. Government Securities Fund, the National Municipal Bond Fund and the Money Market Fund.

On April 1, 1994, the multiple class structure as approved by the Board of Trustees and shareholders was implemented. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines to zero from 5% depending on the period of time shares are held. Class B shares will automatically convert to Class A shares of the same portfolio six years after purchase. Class C shares are sold without an initial sales charge. Class C shares will automatically convert to Class A shares of the same portfolio ten years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan. Classes A, B and C of the Money Market Fund have the same expense structure and no distribution expense.

NASL Financial Services, Inc. ("NASL Financial"), a wholly-owned subsidiary of North American Security Life Insurance Company, serves as investment adviser, principal underwriter and distributor for the Fund.

NEW PORTFOLIO. On January 9, 1995, the International Growth and Income Fund commenced operations. The subadviser to this portfolio is J.P. Morgan Investment Management Inc. Deferred organization costs of $635 were incurred and are being amortized over five years.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund follows the policies described below when preparing the portfolios' financial statements. These policies are in accordance with generally accepted accounting principles.

SECURITY VALUATION. Securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less held by the other funds are valued at either the amortized cost basis or original cost plus accrued interest, both of which approximate current market value. All other securities held by the Fund are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

FOREIGN CURRENCY TRANSLATIONS.   The accounting records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

     (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of the U.S. Government Securities, National Municipal Bond and Money Market Funds may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward currency exchange rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured or which the fund has terminated by entering into an offsetting commitment.

FUTURES. All portfolios other than the U.S. Government Securities and Money Market Fund may purchase and sell financial futures contracts and options on those contracts. The portfolios invest in contracts based on financial instruments such as U.S. Treasury bonds or notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the portfolios.

When a portfolio sells a futures contract based on a financial instrument, the portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, initial margin, which represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the portfolio realizes a gain or loss.

FORWARD COMMITMENTS. The Fund may make forward commitments to purchase and sell securities. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At October 31, 1995, forward commitments in the Asset Allocation, Strategic Income and U.S. Government Securities Funds were valued at $10,166,520, $4,252,261 and $13,130,048, respectively.

MORTGAGE DOLLAR ROLLS. The Strategic Income and U. S. Government Securities Funds may enter into mortgage dollar rolls in which it sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Cost incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares is being amortized on a straight line basis over a five-year period for the Global Growth, Growth and Income, International Growth and Income, Strategic Income, Investment Quality Bond and the National Municipal Bond Funds. In the event that any of the initial shares of each of the Global Growth, Growth and Income and Investment Quality Bond Funds are redeemed by NASL Financial during the amortization period, the portfolios of the Fund will be reimbursed for any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. All costs incurred by the implemention of the multiple class structure were borne by NASL Financial.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

FEDERAL INCOME TAXES. The Fund's policy is for each portfolio to qualify as "a regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTIONS OF INCOME AND GAINS.   Distribution of net investment income is
declared as a dividend to shareholders of record as of the close of business each day and is paid monthly for U.S. Government Securities and Investment Quality Bond Funds, semi-annually to shareholders of the Growth and Income and International Growth and Income Funds, and annually to shareholders of the Growth, Global Growth and Asset Allocation Funds. All of the net investment income of the Money Market, National Municipal Bond and Strategic Income Funds are declared as a dividend to shareholders of record as of the close of business each day and is paid monthly. During any particular year, net realized gains from investment transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

Pursuant to Section 852 of the Internal Revenue Code, the distributions set forth below have been designated as capital gains distributions for the fiscal year ended October 31, 1995:

PORTFOLIO                         CAPITAL GAIN DISTRIBUTION
--------------------              -------------------------
Growth........................            $8,946,244
Growth and Income.............               817,125
Asset Allocation..............             2,804,494

EXEMPT INTEREST DIVIDENDS. The National Municipal Bond Fund designates all dividends paid during the fiscal year ended October 31, 1995 as 100% exempt interest dividends. Accordingly, 100% of the distributions paid are tax-exempt for federal income tax purposes. Shareholders will receive pertinent tax information in January, 1996.


CAPITAL LOSS CARRYFORWARDS. At October 31, 1995, capital loss carryforwards available to offset future realized gains were approximately:

                                               CAPITAL LOSS CARRYFORWARDS
                                                     EXPIRATION YEAR
                                             --------------------------------
PORTFOLIO                                       2003         2002      2001
----------------------------------------     ----------   ----------  -------
Global Growth...........................     $3,967,000           --       --
Strategic Income........................             --   $  400,000       --
Investment Quality Bond.................             --      641,000       --
U.S. Government Securities..............             --    3,316,000       --
National Municipal Bond.................        451,000       10,000  $11,000

To the extent that capital loss carryforwards are available to offset any future realized gains, it is unlikely that such gains would be distributed to shareholders since they may be taxable as ordinary income.

EQUALIZATION. The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of the Fund's shares are allocated, on a per share basis, to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of the Fund's shares.

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

REPURCHASE AGREEMENTS. Each portfolio may enter into repurchase agreements and, additionally, the U.S. Government Securities Fund may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the resale price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire.
If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, the U.S. Government Securities Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

OTHER. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Fund uses the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3. CAPITAL SHARES. Share activity for the year ended October 31, 1995 is as follows:

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
GLOBAL GROWTH FUND-CLASS A
Outstanding at October 31, 1994.....................     1,224,996             $ 1,225             $ 17,767,966
Sold................................................     2,614,767               2,615               35,326,143
Reinvestment of distributions.......................        43,249                  43                  574,845
Redeemed............................................    (2,156,352)             (2,156)             (29,335,582)
                                                        ----------             -------             ------------
 Net increase.......................................       501,664                 502                6,565,406
                                                        ----------             -------             ------------
Outstanding at October 31, 1995.....................     1,726,660             $ 1,727             $ 24,333,372
                                                        ==========             =======             ============
GLOBAL GROWTH FUND-CLASS B
Outstanding at October 31, 1994.....................       939,958             $   940             $ 13,753,105
Sold................................................     1,084,531               1,084               14,547,925
Reinvestment of distributions.......................        33,028                  33                  436,438
Redeemed............................................      (359,266)               (359)              (4,857,365)
                                                        ----------             -------             ------------
 Net increase.......................................       758,293                 758               10,126,998
                                                        ----------             -------             ------------
Outstanding at October 31, 1995.....................     1,698,251             $ 1,698             $ 23,880,103
                                                        ==========             =======             ============
GLOBAL GROWTH FUND-CLASS C
Outstanding at October 31, 1994.....................     6,858,508             $ 6,859             $ 87,720,725
Sold................................................     1,985,403               1,985               26,819,807
Reinvestment of distributions.......................       217,568                 218                2,873,413
Redeemed............................................    (2,991,542)             (2,992)             (40,342,651)
                                                        ----------             -------             ------------
 Net decrease.......................................      (788,571)               (789)             (10,649,431)
                                                        ----------             -------             ------------
Outstanding at October 31, 1995.....................     6,069,937             $ 6,070             $ 77,071,294
                                                        ==========             =======             ============
GROWTH FUND-CLASS A
Outstanding at October 31, 1994.....................     1,104,310             $ 1,105             $ 16,160,250
Sold................................................     2,787,050               2,787               41,410,939
Reinvestment of distributions.......................        66,087                  66                  882,884
Redeemed............................................    (2,575,493)             (2,576)             (38,344,281)
                                                        ----------             -------             ------------
 Net increase.......................................       277,644                 277                3,949,542
                                                        ----------             -------             ------------
Outstanding at October 31, 1995.....................     1,381,954             $ 1,382             $ 20,109,792
                                                        ==========             =======             ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
GROWTH FUND-CLASS B
Outstanding at October 31, 1994.....................        342,170            $    342            $  5,057,636
Sold................................................      1,105,241               1,105              16,739,875
Reinvestment of distributions.......................         22,061                  22                 295,151
Redeemed............................................       (215,051)               (215)             (3,170,839)
                                                         ----------            --------            ------------
 Net increase.......................................        912,251                 912              13,864,187
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................      1,254,421            $  1,254            $ 18,921,823
                                                         ==========            ========            ============

GROWTH FUND-CLASS C
Outstanding at October 31,1994......................      4,821,130            $  4,822            $ 60,566,636
Sold................................................      1,959,707               1,960              29,146,831
Reinvestment of distributions.......................        268,435                 268               3,591,716
Redeemed............................................     (1,764,770)             (1,765)            (26,251,253)
                                                         ----------            --------            ------------
 Net increase.......................................        463,372                 463               6,487,294
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................      5,284,502            $  5,285            $ 67,053,930
                                                         ==========            ========            ============

GROWTH AND INCOME FUND-CLASS A
Outstanding at October 31, 1994.....................        621,205            $    620            $  7,922,179
Sold................................................        450,698                 451               6,146,439
Reinvestment of distributions.......................         27,446                  28                 343,196
Redeemed............................................       (271,667)               (271)             (3,642,609)
                                                         ----------            --------            ------------
 Net increase.......................................        206,477                 208               2,847,026
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................        827,682            $    828            $ 10,769,205
                                                         ==========            ========            ============

GROWTH AND INCOME FUND-CLASS B
Outstanding at October 31, 1994.....................        297,011            $    297            $  3,788,970
Sold................................................      1,059,205               1,059              14,494,136
Reinvestment of distributions.......................         15,257                  15                 194,994
Redeemed............................................        (74,117)                (74)             (1,015,224)
                                                         ----------            --------            ------------
 Net increase.......................................      1,000,345               1,000              13,673,906
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................      1,297,356            $  1,297            $ 17,462,876
                                                         ==========            ========            ============

GROWTH AND INCOME FUND-CLASS C
Outstanding at October 31, 1994.....................      3,522,165            $  3,523            $ 41,387,557
Sold................................................      1,620,500               1,621              21,672,427
Reinvestment of distributions.......................        119,698                 119               1,490,015
Redeemed............................................       (969,569)               (970)            (13,035,735)
                                                         ----------            --------            ------------
 Net increase.......................................        770,629                 770              10,126,707
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................      4,292,794            $  4,293            $ 51,514,264
                                                         ==========            ========            ============

INTERNATIONAL GROWTH & INCOME  FUND-CLASS A
Outstanding at January 9, 1995 (commencement
  of operations)....................................             --                  --                      --
Sold................................................        716,949            $    717            $  7,247,460
Reinvestment of distributions.......................          1,421                   1                  14,280
Redeemed............................................        (36,118)                (36)               (372,621)
                                                         ----------            --------            ------------
 Net increase.......................................        682,252                 682               6,889,119
                                                         ----------            --------            ------------
Outstanding at October 31, 1995.....................        682,252            $    682            $  6,889,119
                                                         ==========            ========            ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
INTERNATIONAL GROWTH & INCOME FUND-CLASS B
Outstanding at January 9, 1995 (commencement
  of operations).....................................            --                  --                      --
Sold.................................................       884,328            $    884            $  8,904,323
Reinvestment of distributions........................         1,333                   1                  13,391
Redeemed.............................................       (51,644)                (51)               (531,844)
                                                        -----------            --------            ------------
 Net increase........................................       834,017                 834               8,385,870
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................       834,017            $    834            $  8,385,870
                                                        ===========            ========            ============

INTERNATIONAL GROWTH & INCOME FUND-CLASS C
Outstanding at January 9, 1995 (commencement
  of operations).....................................            --                  --                      --
Sold.................................................       715,656            $    716            $  7,212,058
Reinvestment of distributions........................         1,205                   1                  12,110
Redeemed.............................................       (90,626)                (91)               (922,023)
                                                        -----------            --------            ------------
 Net increase........................................       626,235                 626               6,302,145
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................       626,235            $    626            $  6,302,145
                                                        ===========            ========            ============

ASSET ALLOCATION FUND-CLASS A
Outstanding at October 31, 1994......................       703,762            $    704            $  7,788,441
Sold.................................................       395,929                 396               4,381,529
Reinvestment of distributions........................        58,811                  59                 581,460
Redeemed.............................................      (323,788)               (324)             (3,544,361)
                                                        -----------            --------            ------------
 Net increase........................................       130,952                 131               1,418,628
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................       834,714            $    835            $  9,207,069
                                                        ===========            ========            ============

ASSET ALLOCATION FUND-CLASS B
Outstanding at October 31, 1994......................       428,233            $    428            $  4,723,308
Sold.................................................       553,227                 553               6,154,105
Reinvestment of distributions........................        32,102                  32                 318,497
Redeemed.............................................      (189,119)               (189)             (2,134,397)
                                                        -----------            --------            ------------
 Net increase........................................       396,210                 396               4,338,205
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................       824,443            $    824            $  9,061,513
                                                        ===========            ========            ============

ASSET ALLOCATION FUND-CLASS C
Outstanding at October 31, 1994......................     7,817,975            $  7,818            $ 78,582,597
Sold.................................................       679,384                 679               7,452,549
Reinvestment of distributions........................       533,978                 534               5,274,850
Redeemed.............................................    (2,325,312)             (2,325)            (25,448,909)
                                                        -----------            --------            ------------
 Net decrease........................................    (1,111,950)             (1,112)            (12,721,510)
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................     6,706,025            $  6,706            $ 65,861,087
                                                        ===========            ========            ============

STRATEGIC INCOME FUND-CLASS A
Outstanding at October 31, 1994......................     1,742,569            $  1,742            $ 17,465,582
Sold.................................................       259,399                 259               2,298,835
Reinvestment of distributions........................        74,276                  74                 654,611
Redeemed.............................................      (968,677)               (968)             (8,454,458)
                                                        -----------            --------            ------------
 Net decrease........................................      (635,002)               (635)             (5,501,012)
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................     1,107,567            $  1,107            $ 11,964,570
                                                        ===========            ========            ============

STRATEGIC INCOME FUND-CLASS B
Outstanding at October 31, 1994......................       611,434            $    611            $  5,531,932
Sold.................................................     1,761,381               1,761              15,421,853
Reinvestment of distributions........................        58,903                  59                 522,672
Redeemed.............................................      (151,535)               (151)             (1,346,797)
                                                        -----------            --------            ------------
 Net increase........................................     1,668,749               1,669              14,597,728
                                                        -----------            --------            ------------
Outstanding at October 31, 1995......................     2,280,183            $  2,280            $ 20,129,660
                                                        ===========            ========            ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
STRATEGIC INCOME FUND-CLASS C
Outstanding at October 31, 1994.......................       948,389           $    948            $  8,561,907
Sold..................................................     1,202,918              1,203              10,587,243
Reinvestment of distributions.........................        85,797                 86                 757,709
Redeemed..............................................      (662,761)              (663)             (5,838,101)
                                                         -----------           --------            ------------
 Net increase.........................................       625,954                626               5,506,851
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................     1,574,343           $  1,574            $ 14,068,758
                                                         ===========           ========            ============

INVESTMENT QUALITY BOND FUND-CLASS A
Outstanding at October 31, 1994.......................     1,144,475           $  1,145            $ 12,371,914
Sold..................................................       218,517                219               2,182,522
Reinvestment of distributions.........................        56,483                 56                 568,009
Redeemed..............................................      (439,949)              (440)             (4,383,544)
                                                         -----------           --------            ------------
 Net decrease.........................................      (164,949)              (165)             (1,633,013)
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................       979,526           $    980            $ 10,738,901
                                                         ===========           ========            ============

INVESTMENT QUALITY BOND FUND-CLASS B
Outstanding at October 31, 1994.......................        50,263           $     50            $    505,884
Sold..................................................       303,991                304               3,067,899
Reinvestment of distributions.........................         9,051                  9                  92,574
Redeemed..............................................       (34,335)               (34)               (353,550)
                                                         -----------           --------            ------------
 Net increase.........................................       278,707                279               2,806,923
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................       328,970           $    329            $  3,312,807
                                                         ===========           ========            ============

INVESTMENT QUALITY BOND FUND-CLASS C
Outstanding at October 31, 1994.......................       247,124           $    247            $  2,475,051
Sold..................................................       621,445                622               6,308,571
Reinvestment of distributions.........................        23,438                 23                 237,877
Redeemed..............................................      (208,994)              (209)             (2,106,429)
                                                         -----------           --------            ------------
 Net increase.........................................       435,889                436               4,440,019
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................       683,013           $    683            $  6,915,070
                                                         ===========           ========            ============

U.S. GOVERNMENT SECURITIES FUND-CLASS A
Outstanding at October 31, 1994.......................    10,649,175           $ 10,646            $107,971,485
Sold..................................................     1,084,823              1,086              10,528,395
Reinvestment of distributions.........................       417,271                418               4,033,739
Redeemed..............................................    (4,020,456)            (4,020)            (38,497,169)
                                                         -----------           --------            ------------
 Net decrease.........................................    (2,518,362)            (2,516)            (23,935,035)
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................     8,130,813           $  8,130            $ 84,036,450
                                                         ===========           ========            ============

U.S. GOVERNMENT SECURITIES FUND-CLASS B
Outstanding at October 31, 1994.......................       290,668           $    291            $  2,785,075
Sold..................................................     1,299,105              1,299              12,686,906
Reinvestment of distributions.........................        35,827                 36                 350,711
Redeemed..............................................      (223,531)              (224)             (2,172,937)
                                                         -----------           --------            ------------
 Net increase.........................................     1,111,401              1,111              10,864,680
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................     1,402,069           $  1,402            $ 13,649,755
                                                         ===========           ========            ============

U.S. GOVERNMENT SECURITIES FUND-CLASS C
Outstanding at October 31, 1994.......................     1,139,603           $  1,140            $ 10,991,693
Sold..................................................     2,142,383              2,142              20,669,554
Reinvestment of distributions.........................        87,554                 88                 852,730
Redeemed..............................................    (1,346,861)            (1,347)            (13,039,618)
                                                         -----------           --------            ------------
 Net increase.........................................       883,076                883               8,482,666
                                                         -----------           --------            ------------
Outstanding at October 31, 1995.......................     2,022,679           $  2,023            $ 19,474,359
                                                         ===========           ========            ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

                                                                                                     ADDITIONAL
                                                            SHARES            PAR VALUE           PAID-IN CAPITAL
                                                        -------------         ---------           ---------------
NATIONAL MUNICIPAL BOND FUND-CLASS A
Outstanding at October 31, 1994.....................        869,228            $    869            $  8,902,401
Sold................................................        233,842                 234               2,094,232
Reinvestment of distributions.......................         27,394                  27                 252,092
Redeemed............................................       (338,547)               (338)             (3,066,286)
                                                        -----------            --------            ------------
 Net decrease.......................................        (77,311)                (77)               (719,962)
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................        791,917            $    792            $  8,182,439
                                                        ===========            ========            ============

NATIONAL MUNICIPAL BOND FUND-CLASS B
Outstanding at October 31, 1994.....................        231,085            $    231            $  2,146,996
Sold................................................        455,386                 455               4,165,822
Reinvestment of distributions.......................         13,084                  13                 121,755
Redeemed............................................        (88,583)                (88)               (824,605)
                                                        -----------            --------            ------------
 Net increase.......................................        379,887                 380               3,462,972
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................        610,972            $    611            $  5,609,968
                                                        ===========            ========            ============

NATIONAL MUNICIPAL BOND FUND-CLASS C
Outstanding at October 31, 1994.....................        216,811            $    217            $  2,013,763
Sold................................................        668,235                 668               6,225,555
Reinvestment of distributions.......................         15,104                  15                 140,593
Redeemed............................................       (189,643)               (189)             (1,770,361)
                                                        -----------            --------            ------------
 Net increase.......................................        493,696                 494               4,595,787
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................        710,507            $    711            $  6,609,550
                                                        ===========            ========            ============

MONEY MARKET FUND-CLASS A
Outstanding at October 31, 1994.....................      8,498,879            $  8,499            $  8,490,380
Sold................................................     73,826,098              73,826              73,752,272
Reinvestment of distributions.......................        434,750                 435                 434,315
Redeemed............................................    (71,380,879)            (71,381)            (71,309,497)
                                                        -----------            --------            ------------
 Net increase.......................................      2,879,969               2,880               2,877,090
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................     11,378,848            $ 11,379            $ 11,367,470
                                                        ===========            ========            ============

MONEY MARKET FUND-CLASS B
Outstanding at October 31, 1994.....................        312,188            $    312            $    311,876
Sold................................................      8,873,001               8,873               8,864,128
Reinvestment of distributions.......................         78,497                  79                  78,418
Redeemed............................................     (7,699,582)             (7,700)             (7,691,883)
                                                        -----------            --------            ------------
 Net increase.......................................      1,251,916               1,252               1,250,663
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................      1,564,104            $  1,564            $  1,562,539
                                                        ===========            ========            ============
MONEY MARKET FUND-CLASS C
Outstanding at October 31, 1994.....................     12,169,980            $ 12,170            $ 12,157,810
Sold................................................     27,470,721              27,471              27,443,250
Reinvestment of distributions.......................        592,451                 593                 591,858
Redeemed............................................    (30,838,656)            (30,839)            (30,807,817)
                                                        -----------            --------            ------------
 Net decrease.......................................     (2,775,484)             (2,775)             (2,772,709)
                                                        -----------            --------            ------------
Outstanding at October 31, 1995.....................      9,394,496            $  9,395            $  9,385,101
                                                        ===========            ========            ============

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding the Money Market Fund, for the year ended October 31, 1995:

                                                          PURCHASES                      SALES
                                                ----------------------------   ----------------------------
PORTFOLIO                                         GOVERNMENT    OTHER ISSUES    GOVERNMENT     OTHER ISSUES
------------------------------------------      --------------  ------------   ------------    ------------
Global Growth.............................                  --   $82,677,286             --    $71,855,411
Growth....................................                  --    71,917,604             --     51,179,364
Growth and Income.........................                  --    53,580,404             --     28,097,144
International Growth & Income.............                  --    27,613,748             --      7,730,130
Asset Allocation..........................        $150,607,897    66,985,457   $159,571,211     68,609,453
Strategic Income..........................          32,350,588    41,627,120     30,579,760     28,589,655
Investment Quality Bond...................          20,563,067     5,941,407     15,521,396      5,760,100
U.S. Government Securities................         499,334,976            --    502,789,359      8,253,261
National Municipal Bond...................                  --    14,228,804             --      6,725,332

Purchases and sales (maturities) for the Money Market Fund for the year ended October 31, 1995 were $340,804,669 and $343,732,701, respectively.

At October 31, 1995, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                             TAX BASIS NET
                                                               UNREALIZED      TAX BASIS        TAX BASIS
                                                 TAX BASIS    APPRECIATION     UNREALIZED      UNREALIZED
PORTFOLIO                                          COST      (DEPRECIATION)   APPRECIATION    DEPRECIATION
----------------------------------------       ------------  --------------   ------------    ------------
Global Growth............................      $123,079,642    $ 8,015,387     $13,675,611     $5,660,224
Growth...................................       116,852,977      8,988,165      15,821,938      6,833,773
Growth and Income........................        81,667,290     13,363,018      14,400,108      1,037,090
International Growth and Income..........        20,859,290       (334,039)        929,484      1,263,523
Asset Allocation.........................       102,258,977      7,918,990       8,820,852        901,862
Strategic Income.........................        49,213,534       (636,572)      1,391,104      2,027,676
Investment Quality Bond..................        20,456,212        648,141         669,212         21,071
U.S. Government Securities...............       125,790,742      1,926,082       2,083,838        157,756
National Municipal Bond..................        20,319,090        397,080         508,153        111,073

The following is a summary of futures contracts activity for the year ended October 31, 1995:

                                           SALES OF FUTURES CONTRACTS                         PURCHASES OF FUTURES CONTRACTS
                                   ------------------------------------------         ---------------------------------------------
                                                   AGGREGATE                                          AGGREGATE
                                   NUMBER OF     FACE VALUE OF     UNREALIZED         NUMBER OF      FACE VALUE OF       UNREALIZED
                                   CONTRACTS       CONTRACTS         LOSS             CONTRACTS       CONTRACTS             GAIN
                                   ---------     -------------     ----------         ---------      -------------       ----------
ASSET ALLOCATION FUND:

U.S. TREASURY BOND FUTURES:
Outstanding, October 31, 1994....     --                  --                              --                   --
Contracts opened.................     28         $ 3,600,000                              94          $ 9,400,000
Contracts closed.................    (21)         (2,900,000)                            (56)          (5,600,000)
                                     ---         -----------                             ---           ----------
Outstanding, October 31, 1995....      7         $   700,000       ($38,178)              38          $ 3,800,000         $33,806
                                     ===         ===========       ========              ===           ==========         =======

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AGREEMENTS. The Fund maintains an Investment Advisory Agreement with NASL Financial ("the Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each portfolio at an annual percentage of average net assets as follows:

                                                                      BETWEEN            BETWEEN
                                                                    $50,000,000       $200,000,000
                                                FIRST                   AND                AND            EXCESS OVER
PORTFOLIO                                    $50,000,000            $200,000,000      $500,000,000       $500,000,000
----------------------------------           -----------            ------------      ------------       ------------
Global Growth.....................             .900%                   .900%              .700%             .700%
Growth............................             .725%                   .675%              .625%             .550%
Growth and Income.................             .725%                   .675%              .625%             .550%
International Growth and Income...             .900%                   .850%              .800%             .750%
Asset Allocation..................             .725%                   .675%              .625%             .550%
Strategic Income..................             .750%                   .700%              .650%             .600%
Investment Quality Bond...........             .600%                   .600%              .525%             .475%
U.S. Government Securities........             .600%                   .600%              .525%             .475%
National Municipal Bond...........             .600%                   .600%              .600%             .600%
Money Market......................             .200%                   .200%              .200%             .145%

DISTRIBUTION PLAN AND EXPENSE REIMBURSEMENT. Pursuant to the Investment Advisory Agreement, NASL Financial will reduce the advisory fee or if necessary reimburse each portfolio of the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) for expenses incurred in excess (Expense limitation) of the following annual percentages of average net assets as highlighted in the table below.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each fund, other than the Money Market Fund, of a monthly distribution fee to NASL Financial, as principal underwriter for the Fund as highlighted in the table below:

PORTFOLIO                                     CLASS A       CLASS B     CLASS C
----------------------------------            -------       -------     -------
GLOBAL GROWTH
  Management fees.................             0.900%        0.900%      0.900%
  Other expenses..................             0.500%        0.500%      0.500%
                                               -----         -----       -----

  Expense limitation..............             1.400%        1.400%      1.400%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

GROWTH
  Management fees.................             0.725%        0.725%      0.725%
  Other expenses..................             0.265%        0.265%      0.265%
                                               -----         -----       -----

  Expense limitation..............             0.990%        0.990%      0.990%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

GROWTH AND INCOME
  Management fees.................             0.725%        0.725%      0.725%
  Other expenses..................             0.265%        0.265%      0.265%
                                               -----         -----       -----

  Expense limitation..............             0.990%        0.990%      0.990%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

NOTE 5 - CONTINUED

PORTFOLIO                                      CLASS A       CLASS B     CLASS C
----------------------------------             -------       -------     -------
INTERNATIONAL GROWTH AND INCOME
  Management fees.................             0.900%        0.900%      0.900%
  Other expenses..................             0.500%        0.500%      0.500%
                                               -----         -----       -----

  Expense limitation..............             1.400%        1.400%      1.400%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

ASSET ALLOCATION
  Management fees.................             0.725%        0.725%      0.725%
  Other expenses..................             0.265%        0.265%      0.265%
                                               -----         -----       -----

  Expense limitation..............             0.990%        0.990%      0.990%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

STRATEGIC INCOME
  Management fees**...............             0.750%        0.750%      0.750%
  Other expenses..................             0.400%        0.400%      0.400%
                                               -----         -----       -----

  Expense limitation..............             1.150%        1.150%      1.150%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

INVESTMENT QUALITY BOND
  Management fees.................             0.600%        0.600%      0.600%
  Other expenses..................             0.300%        0.300%      0.300%
                                               -----         -----       -----

  Expense limitation..............             0.900%        0.900%      0.900%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

U.S. GOVERNMENT SECURITIES
  Management fees.................             0.600%        0.600%      0.600%
  Other expenses..................             0.300%        0.300%      0.300%
                                               -----         -----       -----

  Expense limitation..............             0.900%        0.900%      0.900%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.350%        1.000%      1.000%
                                               =====         =====       =====

NATIONAL MUNICIPAL BOND
  Management fees *...............             0.600%        0.600%      0.600%
  Other expenses..................             0.240%        0.240%      0.240%
                                               -----         -----       -----

  Expense limitation..............             0.840%        0.840%      0.840%
                                               =====         =====       =====

  Rule 12b-1 fees.................             0.150%        1.000%      1.000%
                                               =====         =====       =====

MONEY MARKET
  Management fees.................             0.200%        0.200%      0.200%
  Other expenses..................             0.300%        0.300%      0.300%
                                               -----         -----       -----

  Expense limitation..............             0.500%        0.500%      0.500%
                                               =====         =====       =====

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

NOTE 5 - CONTINUED

* Through July 31, 1995, the Adviser voluntarily waived 0.250% of its 0.600% management fee for the National Municipal Bond Fund. As of August 1, 1995, the Adviser ended the waiver.

** Through February 28, 1995, the Adviser voluntarily waived its management fee of 0.750% for the Strategic Income Fund, and the Subadviser voluntarily waived all of its subadvisory fee. As of March 1, 1995, the Adviser and Subadviser ended the waiver.

In accordance with the advisory agreement, NASL Financial, in addition to providing advisory services, provides accounting and administrative services for which NASL Financial charged $903,188 to the Fund, before reimbursement based on expense limitations, for the year ended October 31, 1995.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $1,000 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $4,000.

7. COMMITMENTS. At October 31, 1995, the Global Growth, International Growth and Income and Strategic Income Funds had entered into forward foreign currency contracts which contractually obligate the fund to deliver currencies at future dates. Open sale and purchase contracts at October 31, 1995 were as follows:

                                                                                                               NET
                                 CONTRACTS                                                                 UNREALIZED
                                     TO                IN EXCHANGE          SETTLEMENT                    APPRECIATION
                                  DELIVER                  FOR                 DATE          VALUE       (DEPRECIATION)
                                 -----------        -----------------       ----------    -----------   ----------------
GLOBAL GROWTH

SALES
 German Deutsche Mark........         65,134              $    46,341       11/01/95      $    46,272      $       69
 Japanese Yen................     54,020,986                  534,004       11/01/95          528,407           5,597
 German Deutsche Mark........     11,154,000                7,582,433       12/20/95        7,928,543        (346,110)
 French Franc................     33,730,000                6,552,059       12/20/95        6,878,220        (326,161)
 Japanese Yen................    836,076,159                9,100,201       12/20/95        8,837,799         262,402
 Netherland Guilder..........      2,600,000                1,559,754       12/20/95        1,648,571         (88,817)
                                                          -----------                     -----------      ----------
                                                          $25,374,792                     $25,867,812      $ (493,020)
                                                          ===========                     ===========      ----------
PURCHASES
                                $  1,671,545        DEM     2,370,000       12/20/95      $ 1,684,655      $   13,110
                                ============                                              ===========      ----------
                                                                                                           $ (479,910)
                                                                                                           ==========

INTERNATIONAL GROWTH AND
 INCOME

SALES
 Japanese Yen................    347,174,530              $ 3,825,563       11/21/95      $ 3,406,848         418,715
 Norwegian Krone.............        344,731                   55,290       11/21/95           55,303             (13)
                                                          -----------                     -----------      ----------
                                                          $ 3,880,853                     $ 3,462,151      $  418,702
                                                          ===========                     ===========      ----------

PURCHASES
                                $   118,065         GBP        74,986       11/01/95      $   118,555      $      490
                                    954,000         JPY    92,673,900       11/21/95          909,415         (44,585)
                                -----------                                               -----------      ----------
                                $ 1,072,065                                                $1,027,970      $  (44,095)
                                ============                                               ==========      ----------
                                                                                                           $  374,607
                                                                                                           ==========

NORTH AMERICAN FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

NOTE 7- CONTINUED

                                                                                                               NET
                                 CONTRACTS                                                                 UNREALIZED
                                     TO                IN EXCHANGE          SETTLEMENT                    APPRECIATION
                                  DELIVER                  FOR                 DATE          VALUE       (DEPRECIATION)
                                 -----------        -----------------       ----------    -----------   ----------------
STRATEGIC INCOME

SALES
 French Franc................        895,764              $    182,660      11/02/95      $  183,179      $     (519)
 Belgian Franc...............      2,828,536                    93,412      01/22/96          98,132          (4,720)
 Canadian Dollar.............        235,479                   172,033      01/22/96         175,676          (3,643)
 Danish Krone................        501,949                    87,703      01/22/96          91,916          (4,213)
 German Deutsche Mark........      2,771,542                 1,917,325      01/22/96       1,975,237         (57,912)
 Spanish Peseta..............     16,135,728                   126,080      01/22/96         131,081          (5,001)
 French Franc................      1,930,916                   379,728      01/22/96         394,283         (14,555)
 Great British Pound.........        520,924                   812,027      01/22/96         822,211         (10,184)
 Italian Lira................    933,150,236                   571,633      01/22/96         578,987          (7,354)
 Netherland Guilder..........        318,004                   193,257      01/22/96         202,466          (9,209)
                                                          ------------                    ----------      ----------
                                                          $  4,535,858                    $4,653,168      $ (117,310)
                                                          ============                    ==========      ----------

PURCHASES
                                $    169,666        GBP        107,738      11/01/95      $  170,337      $      671
                                     182,218        DEM        257,566      11/02/95         182,982             764
                                     395,354        DEM        553,762      01/22/96         394,650            (704)
                                     601,301        FRF      2,971,384      01/22/96         606,740           5,439
                                     244,696        ITL    394,865,646      01/22/96         245,000             304
                                      72,229        NLG        115,278      01/22/96          73,395           1,166
                                ------------                                              ----------      ----------
                                $  1,665,464                                              $1,673,104      $    7,640
                                ============                                              ==========      ----------
                                                                                                          $ (109,670)
                                                                                                          ==========

8. RECLASSIFICATIONS. Certain reclassifications have been made to the components of capital in the statement of net assets and liabilities to conform with the accounting and reporting guidelines of the Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies" (SOP) issued on February 1, 1993. The SOP requires the Funds to report the accumulated net realized capital gain (loss) account in such a manner as to approximate amounts available for future tax distributions (or to offset future taxable realized capital gains) and to achieve uniformity in the presentation of distributions by investment companies. Certain distributions in excess of accumulated net investment income, and/or accumulated realized gains or losses, which resulted from differences between income tax regulations and generally accepted accounting principles, have been reclassified to undistributed net investment income. Distributions which were the result of permanent differences between book and tax rules have been reclassified to paid-in-capital. The following amounts represent the cumulative reclassifications as of October 31, 1995:

                                                       ACCUMULATED            ACCUMULATED
                                                      UNDISTRIBUTED          UNDISTRIBUTED        ADDITIONAL
                                                       NET REALIZED          NET INVESTMENT        PAID-IN
PORTFOLIO                                             GAINS (LOSSES)         INCOME (LOSS)         CAPITAL
----------------------------------                   ---------------         --------------      -------------
Global Growth.....................                     $(3,270,597)            $3,384,106          $(113,509)
Growth............................                        (355,700)               353,839              1,861
Growth and Income.................                         (18,935)                 2,530             16,405
International Growth and Income...                         229,480               (229,480)                --
Asset Allocation..................                         (11,955)                 5,236              6,719
Strategic Income..................                         101,170                (35,660)           (65,510)
Investment Quality Bond...........                           5,542                (19,157)            13,615
U. S. Government Securities.......                         448,966               (262,538)          (186,428)
National Municipal Bond...........                            (167)                   228                (61)

The Statement of Changes in Net Assets and Financial Highlights for previous periods have not been restated to reflect this change in presentation. Net investment income, net realized gains and net assets were not affected by this change.

Item 24.  Financial Statements and Exhibits
          ---------------------------------

(a)  Financial Statements:


     (1)  Audited Financial Statements filed herewith:

          Report of Independent Public Accountants, December 22, 1995 -- Part B

          Statements of Assets and Liabilities at October 31, 1995 -- Part B

          Statements of Operations for the year ended October 31, 1995 -- Part B

          Statements of Changes in Net Assets for the periods October 31, 1995 and October 31, 1994 -- Part B

          Financial Highlights -- Parts A and B

          Portfolio of Investments owned -- Part B

          Notes to Financial Statements, October 31, 1995 -- Part B

(b)  Exhibits

     (1)(a) Agreement and Declaration of Trust dated September 28, 1988 -- previously filed as Exhibit (b)(1) to North American Security Trust's initial registration statement on Form N-1A (File No. 33-27958) dated April 5, 1989.

     (1)(b) Amended and Restated Agreement and Declaration of Trust dated June 1, 1993 -- previously filed as Exhibit (b)(1)(b) to North American Fund's Post-Effective Amendment No. 13 on Form N-1A (File No. 33-27958) dated June 1, 1993.

     (1)(c) Amended and Restated Agreement and Declaration of Trust dated February 18, 1994 -- previously filed as Exhibit (b)(1)(c) to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.

     (1)(d) Declaration of Trust Amendment -- Establishment and Designation of Additional Series of Shares for the International Growth and Income Fund, dated December 28, 1994 -- previously filed as Exhibit (b)(1)(d) to North American Fund's Post Effective Amendment No. 19 on Form N-1A (File No. 33-27958) filed December 29, 1994.

  (1)(e) Declaration of Trust Amendment - Establishment and Designation of Classes A, B and C, dated March 17, 1994 -- previously filed as Exhibit (b)(1)(e) to North American Fund's Post-Effective Amendment No. 19 on Form N-1A (File No. 33-27958) filed December 29, 1994.

  (2) By-laws of North American Security Trust -- previously filed as Exhibit (b)(2) to North American Security Trust's initial registration statement on Form N-1A (File No. 33-27958) dated April 5, 1989.

  (3)             Not applicable.

  (4) (a) Specimen Share Certificate for Global Growth Trust -- previously filed as Exhibit No. (b)(4)(a) to North American Security Trust's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-27958) dated February 1, 1991.

         (b) Specimen Share Certificate for Growth Trust -- previously filed as Exhibit (b)(4)(a) to North American Security Trust's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) dated December 29, 1989.

         (c) Specimen Share Certificate for Growth and Income Trust -- previously filed as Exhibit (b)(4)(c) to North American Security Trust's Post-Effective Amendment No. 4 on Form N-1A (File No. 33-27958) dated February 22, 1991.

         (d) Specimen Share Certificate for Investment Quality Bond Trust previously filed as Exhibit (b)(4)(d) to North American Security Trust's Post-Effective Amendment No. 6 on Form N-1A (File No. 33-27958) dated April 22, 1991.

         (e) Specimen Share Certificate for U.S. Government Securities Trust -- previously filed as Exhibit (b)(4)(b) to North American Security Trust's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) dated December 29, 1989.

         (f) Specimen Share Certificate for Money Market Trust -- previously filed as Exhibit (b)(4)(c) to North American Security Trust's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) dated December 29, 1989.

         (g) Specimen Share Certificate for Asset Allocation Trust -- previously filed as Exhibit (b)(4)(g) to North American Security Trust's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-27958) dated May 12, 1992.

         (h) Forms of Specimen Share Certificates for Strategic Income Fund, National Municipal Bond Fund, California Municipal Bond Fund, Global Growth Fund, Growth Fund, Growth and Income Fund, U.S. Government Securities Fund, Money Market Fund and Asset Allocation Fund -- previously filed as Exhibit (b)(4)(h) to North American Funds' Post-Effective Amendment No. 13 on Form N-1A (File No. 33-27958) dated June 30, 1993.

         (i) Forms of Specimen Share Certificates: for Strategic Income Fund - A, Investment Quality Bond Fund - A, National Municipal Bond Fund - A, California Municipal Bond Fund - A, Global Growth Fund - A, Growth Fund - A, Growth and Income Fund - A, U.S. Government Securities Fund - A, Money Market Fund - A, Asset Allocation Fund - A; for Strategic Income Fund - B, Investment Quality Bond Fund - B, National Municipal Bond Fund
                  - B, California Municipal Bond Fund - B, Global Growth Fund - B, Growth Fund - B, Growth and Income Fund - B, U.S. Government Securities Fund - B, Money Market Fund - B, Asset Allocation Fund - B; for Strategic Income Fund - C, Investment Quality Bond Fund - C, National Municipal Bond Fund - C, California Municipal Bond Fund - C, Global Growth Fund - C, Growth Fund - C, Growth and Income Fund - C, U.S. Government Securities Fund - C, Money Market Fund - C, and Asset Allocation Fund - C -- previously filed as Exhibit (b)(4)(i) to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.

         (j) Forms of Specimen Share Certificates for International Growth and Income Fund: A, B, C and D -- previously filed as Exhibit
                  (b)(4)(j) to North American Funds' Post-Effective Amendment No. 18 on Form N-1A (File No. 33-27958) dated October 20, 1994.


         (k) Forms of Specimen Share Certificates, for the Small/Mid Cap, the International Small Cap and the Growth Equity Fund - A,B and C. -- previously filed as

                  Exhibit (b)(4)(k) to North American Funds Post effective Amendment No. 21 on Form N1-A (File No. 33-27958) dated December 15, 1995.

5.       (a)(ix)  Form of Amended and Restated Advisory Agreement
                  betwen North American Funds and NASL Financial Services, Inc. -- previously filed as

                  Exhibit (b)(5)(a)(ix) to North American Funds Post effective Amendment No. 21 on Form N1-A (File No. 33-27958) dated December 15, 1995.

         (b) Subadvisory Agreement Between NASL Financial Services, Inc. and Oechsle International Advisors, L.P. dated January 1, 1996 -- filed herewith.

         (c) Subadvisory Agreement Between NASL Financial Services, Inc. and Wellington Management Company dated January 1, 1996 -- filed herewith.

         (d) Subadvisory Agreement Between NASL Financial Services, Inc. and Salomon Brothers Asset Management Inc dated January 1, 1996 -- filed herewith.

         (d)(i) Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited on behalf of Strategic Income Fund dated January 1, 1996 -- filed herewith.

         (e) Subadvisory Agreement Between NASL Financial Services, Inc. and Goldman Sachs Asset Management dated January 1, 1996 -- filed herewith.

         (f) Subadvisory Agreement between NASL Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated January 1, 1996 -- filed herewith.

         (g) Form of Subadvisory Agreement between NASL Financial Services, Inc. and Fred Alger Management, Inc., dated January 2, 1996 - filed herewith.

         (h) Form of Subadvisory Agreement between NASL Financial Services, Inc. and Founders Asset Management, Inc., dated January 2, 1996 - filed herewith.

  (6)    (a)      Distribution Agreement Between North American Funds and NASL
                  Financial Services, Inc. -- filed herewith.

         (b)(i) Amended and Restated Promotional Agent Agreement Among NASL Financial Services, Inc., Wood Logan Associates, Inc., and North American Security Life Insurance Company dated June 15, 1990 -- previously filed as Exhibit (b)(6)(b)(i) to North American Security Trust's Post-Effective Amendment No. 2 on Form N-1A (File No. 33-27958) dated August 29, 1990.

         (b)(ii) Form of Assignment from Wood Logan Associates, Inc. to Wood Logan Distributors, Inc., dated July 27, 1990 -- previously filed as Exhibit (b)(6)(b)(ii) to North American Security Trust's Post-Effective Amendment No. 2 on Form N-1A (File No. 33-27958) dated August 29, 1990.

         (c)(i) Form of Dealer Agreement Among NASL Financial Services, Inc., Wood Logan Associates, Inc. and Selected Broker-Dealer -- previously filed as Exhibit (b)(6)(c) to North American Security Trust's initial registration statement on Form N-1A (File No. 33-27958) dated April 5, 1989.

         (c)(ii)  Form of Dealer Agreement -- previously filed as Exhibit
                  (b)(6)(c)(ii) to North American Fund's Post-Effective Amendment 19 on Form N-1A (File No. 33-27958) filed December 29, 1994.

         (c)(iii) Form of Dealer Agreement Among NASL Financial Services, Inc., Wood Logan Associates, Inc. and Selected Broker-Dealer - previously filed as Exhibit (b)(6)(c)(iii) to North American Fund's Post-Effective Amendment 20 on Form N-1A (File No. 33-27958) filed June 30, 1995.

  (7)             Not applicable.

  (8)    (a)      Custodian Agreement Between North American Security Trust and
                  Boston Safe Deposit and Trust Company -- previously filed as
                  Exhibit (b)(8)(a) to North American Security Trust's initial registration statement on Form N-1A (File No. 33-27958) dated
                  November 1, 1991.

         (b) Custodian Agreement Between North American Security Trust and State Street Bank and Trust Company -- previously filed as Exhibit (b)(8)(a) to North American Security Trust's initial registration statement on Form N-1A (File No. 33-27958) dated April 5, 1989.

         (c) Transfer and Shareholder Services Contract Between North American Security Trust and State Street Bank and Trust Company -- previously filed as Exhibit (b)(8)(b) to North American Security Trust's initial registration statement on Form N-1A (File No. 33-27958) dated April 5, 1989.

         (d) Forms of Sub-Custodian Agreements Between State Street Bank and Trust Company and the Bank of New York, Chemical Bank and Bankers Trust -- previously filed as Exhibit (8)(d) to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.

  (9)             Not applicable.

  (10)   (a)      Opinion of Ruth Ann Fleming, Esq. -- previously filed as
                  Exhibit (b)(10) to North American Security Trust's Post-
                  Effective Amendment No. 2 on Form N-1A (File No. 33-27958) dated August 29, 1990.

         (b) Opinion of Christina M. Perrino, Esq. -- previously filed as Exhibit (b)(10)(b) to North American Security Trust's Post-Effective Amendment No. 6 on Form N-1A (File No. 33-27958) dated April 22, 1991.

         (c) Opinion of Christina M. Perrino, Esq. -- previously filed as Exhibit (b)(10)(c) to North American Security Trust's Post-Effective Amendment No. 7 on Form N-1A (File No. 33-27958) dated November 1, 1991.

         (d) Opinion of Christina M. Perrino, Esq. -- previously filed as Exhibit (b)(10)(d) to North American Security Trust's Post-Effective Amendment No. 9 on Form N-1A (File No. 33-27958) dated July 7, 1992.

         (e) Opinion of Jeffrey M. Ulness, Esq. -- previously filed as Exhibit (b)(10)(e) to North American Security Trust's Post-Effective Amendment No. 13 on Form N-1A (File No. 33-27958) dated June 29, 1993.

         (f)      Opinion of Tracy A. Kane, Esq. -- previously filed as Exhibit
                  (10)(f) to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.

         (g) Opinion of Counsel of Betsy Anne Seel, Esq. -- previously filed as Exhibit (b)(10)(g) to North American Fund's Post Effective Amendment No. 19 on Form N-1A (File No. 33-27958) filed December 29, 1994.

         (h) Opinion of Counsel of Betsy Anne Seel, Esq. -- previously filed as Exhibit (b)(10)(h) to North American Funds Post effective Amendment No. 21 on Form N1-A (File No. 33-27958) dated December 15, 1995.

  (11)            Consent of Coopers & Lybrand -- Filed herewith.

  (12)            Not applicable.

  (13) Letter Containing Investment Undertaking of North American Life Assurance Company -- previously filed as Exhibit (b)(13) to North American Security Trust's Post-Effective Amendment No. 2 on Form N-1A (File No. 33-27958) dated August 29, 1990.

  (14) Model Plans Documents for Custodial IRAs -- previously filed as Exhibit (b)(14) to North American Security Trust's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) dated December 29, 1989.

  (15) (a) Distribution Plan of North American Security Trust as amended March 26, 1993 -- previously filed as Exhibit (15)(a) to North American Funds' Post-

                  Effective Amendment No. 13 on Form N-1A (File No. 33-27958) dated June 30, 1993.

         (b) Distribution Plan of North American Funds as amended June 18, 1993 -- previously filed as Exhibit (15)(b) to North American Funds' Post-Effective Amendment No. 13 on Form N-1A (File No. 33-27958) dated June 30, 1993.

         (c) Distribution Plan of North American Funds as amended September 30, 1993 -- previously filed as Exhibit (15)(d) to North American Funds' Post-Effective Amendment No. 14 on Form N-1A (File No. 33-27958) dated November 30, 1993.

         (d)      Class A Distribution Plan -- previously filed as Exhibit
                  (15)(d) to North American Funds' Post-Effective Amendment No. 16 on Form N-1A (File No. 33-27958) dated January 31, 1994.

         (e)      Class B Distribution Plan -- previously filed as Exhibit
                  (15)(e) to North American Funds' Post-Effective Amendment No. 16 on Form N-1A (File No. 33-27958) dated January 31, 1994.

         (f)      Class C Distribution Plan -- previously filed as Exhibit
                  (15)(f) to North American Funds' Post-Effective Amendment No. 16 on Form N-1A (File No. 33-27958) dated January 31, 1994.

         (g) Class A, B and C Distribution Plans as amended March 18, 1994 -- previously filed as Exhibit (15)(g) to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File
                  No. 33-27958) dated April 1, 1994.

         (h) Form of Class D Distribution Plan -- previously filed as Exhibit (15)(h) to North American Funds' Post-Effective Amendment No. 18 on Form N-1A (File No. 33-27958) dated October 20, 1994.

         (i) Amendment to 12b-1 Distribution Plans for J.P. Morgan International Growth and Income Fund - Classes A, B, and C -- previously filed as Exhibit 15. to North American Funds'
                  Post Effective Amendment No. 19 on Form N-1A on December 29, 1994.

         (j) Amendment to 12b-1 Plans for the Small/Mid Cap, International Small Cap and Growth Equity Fund Classes A, B and C -- previously filed as Exhibit (b)(15)(j) to North American Funds Post effective Amendment No. 21 on Form N1-A (File No. 33-27958) dated December 15, 1995.

  (16) (a) Schedule of Computations of Total Return and Yield Figures for the Growth and Income, Investment Quality Bond and Global Growth Trusts -- previously filed as Exhibit (b)(16)(a) to North American Security Trust's Post-Effective Amendment No. 7 on Form N-1A (File No. 33-27958) dated November 1, 1991.

         (b) Schedule of Computations of Total Return and Yield Figures for the Growth, U.S. Government and Asset Allocation Trusts -- previously filed as Exhibit (b)(16) to North American Security Trust's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-27958) filed December 29, 1989.

         (c) Schedule of Computations of Total Return and Yield Figures for Class A, Class B and Class C shares -- previously filed as Exhibit (16)(c) to North American Funds' Post-Effective Amendment No. 17 on Form N-1A (File No. 33-27958) dated April 1, 1994.

         (d) Schedule of Computations of Total Return and Yield Figures for Strategic Income Fund Class A, Class B and Class C shares -- previously filed as Exhibit (b)(16)(d) to North American Fund's Post-Effective Amendment No. 19 on Form N-1A (File No. 33-27958) filed December 29, 1994.

         (e) Schedule of Computations of Total Return Figures for the International Growth and Income Fund, Class A, Class B and Class C Shares -- previously filed as Exhibit (b)(16)(e) to North American Fund's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-27958) filed June 30, 1995.

  (17) Financial Data Schedule for financials statements for the year ended October 31, 1995 Filed herewith.

  (18)            Rule 18f-3 plan, as amended -- previously filed as Exhibit
                  (b)(18) to North American Funds Post effective Amendment No. 21 on Form N1-A (File No. 33-27958) dated December 15,
                  1995.

  (19)   (a)      Power of Attorney - previously filed as Exhibit (b)(17) to
                  North American Security Trust's Post-Effective Amendment No.
                  10 on Form N-1A (File No. 33-27958) filed December 30, 1992.

         (b) Power of Attorney - Frederick W. Gorbet -- previously filed as Exhibit (b)(16) to North American Funds' Post-Effective Amendment No. 16 on Form N-1A (File No. 33-27958) dated January 31, 1994.

         (c) Powers of Attorney -- previously filed as Exhibit (17)(c) to North American Funds' Post-Effective Amendment No. 18 on Form N-1A (File No. 33-27958) dated October 20, 1994.

Item 25.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

     No person is directly or indirectly controlled by the Registrant. With respect to the other portfolios of the Registrant, no person controls the Registrant by virtue of share ownership in the Registrant. While the Registrant disclaims any such control relationship, it may be deemed to be controlled by its investment adviser by virtue of the advisory relationship. In such case, the Registrant and its adviser, NASL Financial Services, Inc., a Massachusetts corporation, may be deemed to be under common control of the adviser's parent corporations. NASL Financial Services, Inc. is 100% owned by North American Security Life Insurance Company, a stock life insurance company organized under the laws of Delaware, which in turn is 100% owned by North American Life. A list of all companies under the control of North American Life is set forth on the following pages.


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                        (Subsidiaries Organization Chart
                  - including certain Significant Investments)

The Manufacturers Life Insurance Company (Canada)

1.  ManuLife Holdings (Hong Kong) Limited - H.K. (100%)

2.  ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)

3.  P.T. Asuransi Jiwa Dharmala Manulife - Indonesia (51%)

4.  ManuLife (International) Limited - Bermuda (100%)

5.  OUB Manulife Pte. Ltd. - Singapore (50%)

6.  Manulife (Malaysia) SDN. BHD. - Malaysia (100%)

7.  Manulife (Thailand) Ltd. - Thailand (100%)

8.  Young Poong Manulife Insurance Company - Korea (50%)

9.  Ennal, Inc. - Ohio (100%)

10. 495603 Ontario Limited - Ontario (100%)

11. 994744 Ontario Inc. - Ontario (100%)

12. 1056416 Ontario Limited - Ontario (100%)

13. 484551 Ontario Limited - Ontario (100%)
  (a) 911164 Ontario Limited - Ontario (100%)

14. NAWL (North American Wood Logan Holding Company) - Delaware (85%)
  (a) Wood Logan Associates, Inc. - Connecticut (100%)
     (i) Wood Logan Distributors, Inc. - Connecticut (100%)
  (b) North American Security Life Insurance Company - Delaware (100%)
     (i) NASL Financial Services, Inc. - Massachusetts (100%)
     (ii) First North American Life Assurance Company - New York (100%)
    (iii) North American Funds - Massachusetts (100%)
     (iv) NASL Series Trust - Massachusetts (100%)

15. Domlife Realty Limited - Canada (100%)

16. Balmoral Developments Inc. - Canada (100%)

17. Cantay Holdings Inc. - Ontario (100%)

18. 576986 Ontario Inc. - Ontario (100%)

19. KY Holding Corporation - Canada (100%)

20. 172846 Canada Limited - Canada (100%)

21. First North American Realty, Inc. - Minnesota (100%)

22. North American Capital Corporation - Ontario (100%)

23. Elliott & Page Mutual Fund Corporation - Ontario (100%)

24. TBD Life Insurance Company - Canada (100%)

25. The North American Group Inc. - Canada (100%)

26. Capitol Bankers Life Insurance Company - Minnesota (100%)

27. Manulife Investment Management Corporation - Canada (100%)
   (a) 159139 Canada Inc. - Canada (50%)

      i.  Altamira Management Ltd. - Canada (60.96%)
          A.  ACI2 Limited - Cayman (100%)
            a/  Regent Pacific Group Limited-Cayman (63.8%)
              a.1 Manulife Regent Investment Corporation - Barbados (100%)
                  (50% by Regent Pacific Group Limited and 50% by Manulife Data Services Inc.)
               b.1 Manulife Regent Investment Asia Limited -
                   Hong Kong (100%)


         B.  Altamira Financial Services Inc. - Ontario (100%)
           a/  AIS Securities (Partnership) - Ontario (100%)
                (5% by Altamira Financial Services, Inc. and 95% by Altamira Investment Services Inc.)
           b/  Altamira Investment Services Inc. - Ontario (100%)
               (a) AIS Securities (Partnership) - Ontario (100%)
               (95% by Altamira Investments Services Inc. and 5% by Altamira Financial Services Inc.)
               (b) Altamira (Alberta) Ltd. - Alberta (100%)
               (c) Capital Growth Financial Services Inc. -
                 Ontario (100%)

28. Manulife International Investment Management Limited - U.K. (100%)
  (a) Manulife International Fund Management Limited - U.K. (100%)

29. ManuCab Ltd. - Canada (100%)
   (a) Plazcab Service Limited - Canada (100%)

30. Manulife Data Services Inc.- Barbados (100%)
   (a) Manulife Regent Investment Corporation - Barbados - (100%) (50% by Manulife Data Services Inc. and 50% by Regent Pacific Group Limited)
   (b) Manulife Regent Investment Asia Limited - Hong Kong (100%)

31. 16351 Canada Limited - Canada (100%)

32. Manufacturers Life Capital Corporation Inc. - Canada (100%)

33. Townvest Inc. - Ontario (100%)

34. Manulife Financial Holdings Limited - Ontario (100%)
  (a) Family Financial Services Limited - Ontario (100%)
     i.  742166 Ontario Inc. - Ontario (100%)
     ii. Family Trust Corporation - Ontario (100%)
        A.  Family Financial Mortgage Corporation - Ontario (100%)

        B.  Family Realty Firstcorp Limited - Ontario (100%)
        C.  Thos. N. Shea Investment Corporation Limited - Ontario (100%)
  (b) Manulife Bank of Canada - Canada (100%)
     i.  Manulife Securities International Ltd. - Canada (100%)
     ii. Cabot Financial Services Corporation - Ontario (100%)
     iii.Cabot Investments Limited - Ontario (100%)

35. NALACO Mortgage Corporation - Ontario (100%)
  (a) Underwater Gas Developers Limited - Ontario (100%)

36. Manulife (International) Reinsurance Limited - Bermuda (100%)
  (a)  Manulife (International) P&C Limited - Bermuda (100%)
  (b)  Manufacturers P&C Limited - Bermuda (100%)

37. FNA Financial Inc. - Canada (100%)
  (a) NAL Resources Management Limited - Canada (100%)
  (b) First North America Insurance Company - Canada (100%)
  (c) NAL Trustco Inc. - Ontario (100%)
  (d) North American Life Financial Services Inc. - Ontario (100%)
  (e) Nalafund Investors Limited - Canada - (100%)
  (f) Seamark Asset Management Ltd. - Canada (69.175%)
  (g) Elliott & Page Limited - Ontario (100%)

38. NAL Resources Limited - Alberta (100%)

39. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
  (a) Manulife Reinsurance Limited - Bermuda (100%)
  (b) Manulife Holding Corporation - Delaware (100%)
     i.   Manufacturers Life Mortgage Securities
          Corporation - Delaware (100%)
     ii.  Underwriters International Inc. - Delaware (50%)
     iii. Capital Design Corporation - California - (100%)
     iv.  ManEquity, Inc. - Colorado (100%)
     v.   Manulife Service Corporation - Colorado (100%)
  (c) The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
  (d) The Manufacturers Life Insurance Company of America - Michigan (100%)
     i.   Manulife Series Fund, Inc. - Maryland (100%)
     ii.  Manufacturers Adviser Corporation - Colorado (100%)

Item 26.  Number of Holders of Securities
          -------------------------------

     As of January 31, 1996, the number of holders of the shares of beneficial interest of each class of each series of shares of the Registrant was as follows:


Title of Series                        Number of Record Holders
---------------                        ------------------------


                                      Class A  Class B  Class C
                                      -------  -------  -------

Global Growth Fund Shares of            1,225    2,571    6,506
Beneficial Interest

Value Equity Fund Shares of             1,150    2,145    6,612
Beneficial Interest*

Growth and Income Fund Shares             726    1,961    4,317
of Beneficial Interest

Strategic Income Fund Shares of           593    1,131      645
Beneficial Interest

Asset Allocation Fund Shares of           480      923    5,005
Beneficial Interest

Investment Quality Bond Fund              583      361      375
Shares of Beneficial Interest

U.S. Government Securities Fund         3,274      856      898
Shares of Beneficial Interest

National Municipal Bond Fund              152      130      147
Shares of Beneficial Interest

Money Market Fund Shares of               761      162      519
Beneficial Interest

International Growth and Income           354      995      693
Fund Shares of Beneficial Interest

*Formerly the Growth Fund

Item 27.  Indemnification
          ---------------

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Registrant has previously provided the undertaking set forth in Rule 481 under the Securities Act of 1933.


Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     See "Management of the Fund" in the Prospectus and Statement of Additional Information and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

Item 29.  Principal Underwriters
          ----------------------

a. NASL Financial Services, Inc. also acts a principal underwriter for NASL Variable Account, a separate account of North American Security Life Insurance Company, and as investment adviser of NASL Series Trust, the shares of which are the underlying investments of that separate account.

b.   Officers and Directors of Principal Underwriter


Name and Principal        Position and Offices   Offices with
Business Address          with Underwriter       Registrant
------------------        --------------------   ------------


Brian L. Moore *          Chairman & Director    Chairman

William J. Atherton **    President & Director   Trustee

John G. Vrysen **         Vice President         Vice President

Richard C. Hirtle **      Vice President &       ----
                          Treasurer

James R. Boyle            ----                   Vice President,
                                                 Treasurer &
                                                 Chief
                                                 Administrative
                                                 Officer

John D. DesPrez III**     Director               President

James D. Gallagher**      Vice President,        Secretary
                          Secretary &
                          General Counsel

----------------------

*    200 Bloor Street
     North Tower, 11th Floor
     Toronto, Ontario
     Canada M4W-1E5

**   116 Huntington Avenue
     Boston, MA 02116



c.   None.

Item 30.  Location of Accounts and Records
          --------------------------------

     All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by NASL Financial Services, Inc., the Registrant's investment adviser, at its offices at 116 Huntington Avenue, Boston, Massachusetts 02116, by Goldman Sachs Asset Management, the investment subadviser to the Growth Fund and Asset Allocation Fund, at its offices at 1 New York Plaza, New York, New York 10004, by Oechsle International Advisors, L.P., the investment subadviser to the Global Growth Fund, at its offices at One International Place, Boston, Massachusetts 02110, by Wellington Management Company, the investment subadviser to the Growth and Income Fund, the Investment Quality Bond Fund and the Money Market Fund at its offices at 75 State Street, Boston, Massachusetts 02109, by Salomon

Brothers Asset Management Inc, the investment subadviser to the U.S. Government Securities Fund, Strategic Income Fund, National Municipal Bond Fund and California Municipal Bond Fund at its offices at 7 World Trade Center, New York, New York 10048, by Salomon Brothers Asset Management Limited, who provides certain advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Income Fund at its offices at Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, by J.P. Morgan Investment Management Inc., the investment subadviser to the International Growth and Income Fund at its offices at 522 5th Avenue, New York, New York 10036, by Fred Alger Management, Inc., the investment adviser to the Small/Mid Cap Fund at its offices at 30 Montgomery Street, Jersey City, New Jersey 07302, by Founders Asset Management, Inc., the investment adviser to the International Small Cap and Growth Equity Fund at its offices at 2930 East Third Avenue, Denver, Colorado 80206, by the Registrant at its principal business office located at 116 Huntington Avenue, Boston, Massachusetts 02116, by Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, custodian for the Global Growth Fund's assets or by State Street Bank and Trust Company, the custodian and transfer agent for all the other portfolios of the Registrant, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

Item 31.  Management Services
          -------------------

Not applicable.

Item 32.  Undertakings
          ------------

          (a)  Not applicable.

          (b) Registrant undertakes to file a post-effective amendment containing financial statements with respect to the Small/Mid, International Small Cap and Growth Equity Funds, which need to be certified, within four to six months from the effective date of this Amendment under the Securities Act of 1933.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, North American Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 20th day of February, 1996 .



                                     NORTH AMERICAN FUNDS
                                     --------------------
                                     (Registrant)



                                     By: John D. DesPrez III
                                         -------------------
                                         John D. DesPres III, President



Attest:


Susan E. Heffernan
------------------
Susan E. Heffernan
Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the date indicated.


*______________________    Trustee              February 20, 1996
Don B. Allen

*______________________    Trustee              February 20, 1996
Charles L. Bardelis

*______________________    Trustee              February 20, 1996
Samuel Hoar

*______________________    Trustee              February 20, 1996
Brian L. Moore             and Chairman

*______________________    Trustee              February 20, 1996
Robert J. Myers

*_______________________    Vice President and  February 20, 1996
James R. Boyle              Treasurer (Prin-
                            cipal Financial and
                            Accounting Officer)


John D. DesPrez III
-------------------
John D. DesPrez III         President (Chief    February 20, 1996
                            Executive Officer)


*By: James D. Gallagher                         February 20, 1996
     ------------------
     James D. Gallagher
     Attorney-in-Fact
     Pursuant to Powers
      of Attorney

                                 EXHIBIT INDEX
                                 -------------


                                                                         Page No.
                                                                         Where Exhibit
Exhibit No.              Description                                     Located
-----------              -----------                                     ----------
(b)(5)(b)                Subadvisory Agreement between NASL
                         Financial Services, Inc. and Oechsle
                         International Advisors, L.P.

(b)(5)(c)                Subadvisory Agreement between NASL
                         Financial Services, Inc. and Wellington
                         Management Company

(b)(5)(d)                Subadvisory Agreement between NASL
                         Financial Services, Inc. and Salomon Brothers
                         Asset Management, Inc.

(b)(5)(d)(i)             Subadvisory Agreement between NASL
                         Financial Services, Inc. and Salomon Brothers
                         Asset Management, Inc. and Salomon Brothers
                         Asset Management Limited on behalf of the
                         Strategic Income Fund

(b)(5)(e)                Subadvisory Agreement between NASL
                         Financial Services, Inc. and Goldman Sachs
                         Asset Management

(b)(5)(f)                Subadvisory Agreement between NASL
                         Financial Services, Inc. and J.P. Morgan
                         Investment Management, Inc.

(b)(5)(g)                Subadvisory Agreement between NASL
                         Financial Services, Inc. and Fred Alger
                         Management, Inc.

(b)(5)(h)                Subadvisory Agreement between NASL
                         Financial Services, Inc. and Founders Asset
                         Management, Inc.


(b)(6)(a)                Distribution Agreement between North
                         American Funds and NASL Financial
                         Services, Inc.

(b)(11)                  Consent of Coopers & Lybrand

(b)(17)                  Financial Data Schedule
